UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2010

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds®-
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 -
Class A, Class T, Class B and Class C

Semiannual Report

September 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities staged a rally during the third quarter of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remained about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,026.20	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,026.00	$ 2.54
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,023.40	$ 5.07
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,023.50	$ 5.07
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,027.30	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,022.90	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,021.30	$ 2.53
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Advisor Freedom 2005
Class B	1.00%
Actual		$ 1,000.00	$ 1,019.10	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.20	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,023.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,023.40	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,022.80	$ 2.54
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,019.60	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.80	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,024.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,023.60	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,022.10	$ 2.53
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,018.90	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.10	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,018.80	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,018.10	$ 2.53
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Advisor Freedom 2020
Class B	1.00%
Actual		$ 1,000.00	$ 1,015.00	$ 5.05
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,015.10	$ 5.05
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,021.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,016.40	$ 1.26
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,014.70	$ 2.53
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,011.70	$ 5.04
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.90	$ 5.04
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,011.50	$ 1.26
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,010.80	$ 2.52
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,007.70	$ 5.03
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,007.80	$ 5.03
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,013.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,007.90	$ 1.26
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,006.40	$ 2.51
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Advisor Freedom 2035
Class B	1.00%
Actual		$ 1,000.00	$ 1,004.20	$ 5.02
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,004.30	$ 5.02
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,009.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,007.00	$ 1.26
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,005.50	$ 2.51
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,003.30	$ 5.02
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,002.40	$ 5.02
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,008.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,006.10	$ 1.26
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,004.30	$ 2.51
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,002.10	$ 5.02
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,002.10	$ 5.02
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,006.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,003.80	$ 1.26
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,002.00	$ 2.51
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Advisor Freedom 2050
Class B	1.00%
Actual		$ 1,000.00	$ 999.60	$ 5.01
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 999.50	$ 5.01
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,003.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	0.8	0.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.4	1.8
Fidelity Advisor Equity Income Fund Institutional Class	0.3	1.5
Fidelity Advisor Growth & Income Fund Institutional Class	2.0	2.7
Fidelity Advisor Large Cap Fund Institutional Class	1.9	2.5
Fidelity Advisor Small Cap Fund Institutional Class	0.7	0.8
Fidelity Series 100 Index Fund	1.5	1.7
Fidelity Series All-Sector Equity Fund	2.8	3.5
Fidelity Series Large Cap Value Fund	2.5	2.1
Fidelity Series Small Cap Opportunities Fund	0.7	0.9
	13.8	17.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	1.0	0.8
Fidelity Advisor Overseas Fund Institutional Class	1.0	0.8
Fidelity Series International Growth Fund	1.1	0.2
Fidelity Series International Small Cap Fund	0.2	0.0*
Fidelity Series International Value Fund	1.0	0.2
	4.3	2.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	0.7	0.2
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.1	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.6	4.8
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.6	5.4
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	2.2
Fidelity Series Investment Grade Bond Fund	20.7	22.5
	25.3	30.1
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	19.8	19.8
Fidelity Institutional Money Market Portfolio Institutional Class	19.6	19.8
	39.4	39.6
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.8%
Domestic Equity Funds	13.8%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	25.3%
Short-Term Funds	39.4%

Six months ago
Commodity Funds	0.7%
Domestic Equity Funds	17.5%
Developed International Equity Funds	2.0%
Emerging Markets Equity Funds	0.2%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	4.8%
Investment Grade Bond Funds	30.1%
Short-Term Funds	39.6%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.6%
	Shares	Value
Commodity Funds - 0.8%
Fidelity Series Commodity Strategy Fund	184,624	$ 2,019,790
Domestic Equity Funds - 13.8%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	70,843	3,587,505
Fidelity Advisor Equity Income Fund Institutional Class	35,928	767,062
Fidelity Advisor Growth & Income Fund Institutional Class	326,471	5,014,596
Fidelity Advisor Large Cap Fund Institutional Class	298,585	4,965,461
Fidelity Advisor Small Cap Fund Institutional Class (a)	72,132	1,773,004
Fidelity Series 100 Index Fund	488,447	3,936,879
Fidelity Series All-Sector Equity Fund	591,896	7,037,649
Fidelity Series Large Cap Value Fund	549,331	6,240,403
Fidelity Series Small Cap Opportunities Fund (a)	196,084	1,794,171
TOTAL DOMESTIC EQUITY FUNDS		35,116,730
TOTAL DOMESTIC EQUITY FUNDS (Cost $34,626,975)		37,136,520
International Equity Funds - 5.0%

Developed International Equity Funds - 4.3%
Fidelity Advisor Diversified International Fund Institutional Class	163,149	2,489,654
Fidelity Advisor Overseas Fund Institutional Class	146,101	2,507,086
Fidelity Series International Growth Fund	259,815	2,694,284
Fidelity Series International Small Cap Fund	50,203	551,736
Fidelity Series International Value Fund	274,320	2,614,270
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		10,857,030
Emerging Markets Equity Funds - 0.7%
Fidelity Series Emerging Markets Fund	101,494	1,832,989
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,694,646)		12,690,019
Bond Funds - 41.0%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,412,869	$ 12,885,369
Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund	2,529,703	26,991,934
Investment Grade Bond Funds - 25.3%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,281,827	11,677,448
Fidelity Advisor Total Bond Fund Institutional Class	307	3,394
Fidelity Series Investment Grade Bond Fund	4,391,775	52,481,707
TOTAL INVESTMENT GRADE BOND FUNDS		64,162,549
TOTAL BOND FUNDS (Cost $97,505,801)		104,039,852
Short-Term Funds - 39.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,420,879	50,197,338
Fidelity Institutional Money Market Portfolio Institutional Class	49,851,248	49,851,248
TOTAL SHORT-TERM FUNDS (Cost $99,771,460)		100,048,586
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $243,598,882)		253,914,977
NET OTHER ASSETS (LIABILITIES) - 0.0%		(83,738)
NET ASSETS - 100%		$ 253,831,239
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $2,021,981 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $243,598,882) - See accompanying schedule		$ 253,914,977
Receivable for investments sold		333,058
Receivable for fund shares sold		283,195
Total assets		254,531,230

Liabilities
Payable for investments purchased	$ 357,352
Payable for fund shares redeemed	269,587
Distribution and service plan fees payable	73,052
Total liabilities		699,991

Net Assets		$ 253,831,239
Net Assets consist of:
Paid in capital		$ 249,067,404
Undistributed net investment income		298,299
Accumulated undistributed net realized gain (loss) on investments		(5,850,559)
Net unrealized appreciation (depreciation) on investments		10,316,095
Net Assets		$ 253,831,239

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($153,474,133 ÷ 14,554,316 shares)		$ 10.54

Maximum offering price per share (100/94.25 of $10.54)		$ 11.18
Class T: Net Asset Value and redemption price per share ($56,723,648 ÷ 5,383,899 shares)		$ 10.54

Maximum offering price per share (100/96.50 of $10.54)		$ 10.92
Class B: Net Asset Value and offering price per share ($5,130,682 ÷ 487,273 shares)A		$ 10.53

Class C: Net Asset Value and offering price per share ($16,537,567 ÷ 1,570,964 shares)A		$ 10.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,965,209 ÷ 2,079,123 shares)		$ 10.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,887,819

Expenses
Distribution and service plan fees	$ 429,055
Independent trustees' compensation	458
Total expenses before reductions	429,513
Expense reductions	(458)	429,055
Net investment income (loss)		1,458,764
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(560,954)
Capital gain distributions from underlying funds	28,526
Total net realized gain (loss)		(532,428)
Change in net unrealized appreciation (depreciation) on underlying funds		5,565,392
Net gain (loss)		5,032,964
Net increase (decrease) in net assets resulting from operations		$ 6,491,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,458,764	$ 4,173,414
Net realized gain (loss)	(532,428)	2,394,982
Change in net unrealized appreciation (depreciation)	5,565,392	30,437,609
Net increase (decrease) in net assets resulting from operations	6,491,728	37,006,005
Distributions to shareholders from net investment income	(1,458,820)	(4,185,152)
Distributions to shareholders from net realized gain	(281,558)	(1,201,062)
Total distributions	(1,740,378)	(5,386,214)
Share transactions - net increase (decrease)	16,187,542	40,627,765
Total increase (decrease) in net assets	20,938,892	72,247,556

Net Assets
Beginning of period	232,892,347	160,644,791
End of period (including undistributed net investment income of $298,299 and undistributed net investment income of $298,355, respectively)	$ 253,831,239	$ 232,892,347

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 8.74	$ 10.46	$ 10.74	$ 10.52	$ 10.30
Income from Investment Operations
Net investment income (loss) E	.07	.22	.29	.40	.36	.29
Net realized and unrealized gain (loss)	.20	1.66	(1.60)	(.21)	.29	.23
Total from investment operations	.27	1.88	(1.31)	.19	.65	.52
Distributions from net investment income	(.07)	(.22)	(.30)	(.40)	(.35)	(.27)
Distributions from net realized gain	(.01)	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.08)	(.27) J	(.41)	(.47) I	(.43)	(.30) H
Net asset value, end of period	$ 10.54	$ 10.35	$ 8.74	$ 10.46	$ 10.74	$ 10.52
Total Return B, C, D	2.62%	21.74%	(12.78)%	1.73%	6.38%	5.12%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.29% A	2.19%	3.03%	3.77%	3.46%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,474	$ 142,691	$ 93,865	$ 87,469	$ 49,721	$ 18,524
Portfolio turnover rate	33% A	31%	44%	56%	38%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.30 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share. I Total distributions of $.47 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 8.73	$ 10.45	$ 10.73	$ 10.51	$ 10.30
Income from Investment Operations
Net investment income (loss) E	.05	.19	.27	.38	.34	.27
Net realized and unrealized gain (loss)	.22	1.67	(1.61)	(.22)	.29	.22
Total from investment operations	.27	1.86	(1.34)	.16	.63	.49
Distributions from net investment income	(.06)	(.19)	(.27)	(.38)	(.33)	(.24)
Distributions from net realized gain	(.01)	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.07)	(.25) I	(.38)	(.44) H	(.41)	(.28)
Net asset value, end of period	$ 10.54	$ 10.34	$ 8.73	$ 10.45	$ 10.73	$ 10.51
Total Return B, C, D	2.60%	21.47%	(13.03)%	1.48%	6.11%	4.78%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.04% A	1.94%	2.78%	3.52%	3.21%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,724	$ 52,047	$ 42,675	$ 44,882	$ 39,739	$ 32,469
Portfolio turnover rate	33% A	31%	44%	56%	38%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.44 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 8.72	$ 10.44	$ 10.72	$ 10.50	$ 10.29
Income from Investment Operations
Net investment income (loss) E	.03	.14	.22	.32	.29	.22
Net realized and unrealized gain (loss)	.21	1.67	(1.60)	(.21)	.28	.21
Total from investment operations	.24	1.81	(1.38)	.11	.57	.43
Distributions from net investment income	(.03)	(.14)	(.23)	(.32)	(.27)	(.19)
Distributions from net realized gain	(.01)	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.04)	(.20) J	(.34)	(.39) I	(.35)	(.22) H
Net asset value, end of period	$ 10.53	$ 10.33	$ 8.72	$ 10.44	$ 10.72	$ 10.50
Total Return B, C, D	2.34%	20.86%	(13.48)%	.97%	5.57%	4.27%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.54% A	1.44%	2.28%	3.02%	2.71%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,131	$ 5,319	$ 4,282	$ 5,539	$ 4,993	$ 4,873
Portfolio turnover rate	33% A	31%	44%	56%	38%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.22 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share. I Total distributions of $.39 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 8.72	$ 10.43	$ 10.71	$ 10.50	$ 10.28
Income from Investment Operations
Net investment income (loss) E	.03	.14	.22	.32	.29	.22
Net realized and unrealized gain (loss)	.21	1.67	(1.60)	(.21)	.27	.22
Total from investment operations	.24	1.81	(1.38)	.11	.56	.44
Distributions from net investment income	(.03)	(.14)	(.22)	(.32)	(.27)	(.19)
Distributions from net realized gain	(.01)	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.04)	(.20) J	(.33)	(.39) I	(.35)	(.22) H
Net asset value, end of period	$ 10.53	$ 10.33	$ 8.72	$ 10.43	$ 10.71	$ 10.50
Total Return B, C, D	2.35%	20.83%	(13.41)%	.97%	5.48%	4.37%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.54% A	1.44%	2.28%	3.02%	2.71%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,538	$ 14,697	$ 11,362	$ 14,718	$ 13,279	$ 13,678
Portfolio turnover rate	33% A	31%	44%	56%	38%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.22 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share. I Total distributions of $.39 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 8.75	$ 10.48	$ 10.76	$ 10.53	$ 10.31
Income from Investment Operations
Net investment income (loss) D	.08	.24	.31	.43	.39	.32
Net realized and unrealized gain (loss)	.20	1.68	(1.61)	(.21)	.30	.23
Total from investment operations	.28	1.92	(1.30)	.22	.69	.55
Distributions from net investment income	(.08)	(.24)	(.32)	(.43)	(.38)	(.29)
Distributions from net realized gain	(.01)	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.09)	(.30) I	(.43)	(.50) H	(.46)	(.33)
Net asset value, end of period	$ 10.56	$ 10.37	$ 8.75	$ 10.48	$ 10.76	$ 10.53
Total Return B, C	2.73%	22.16%	(12.63)%	2.00%	6.72%	5.39%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.54% A	2.44%	3.28%	4.02%	3.71%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,965	$ 18,137	$ 8,461	$ 9,119	$ 2,800	$ 1,134
Portfolio turnover rate	33% A	31%	44%	56%	38%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.50 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share. I Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.3	1.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	2.9	3.5
Fidelity Advisor Equity Income Fund Institutional Class	0.6	2.8
Fidelity Advisor Growth & Income Fund Institutional Class	4.0	5.2
Fidelity Advisor Large Cap Fund Institutional Class	4.0	5.0
Fidelity Advisor Small Cap Fund Institutional Class	1.4	1.6
Fidelity Series 100 Index Fund	3.2	3.2
Fidelity Series All-Sector Equity Fund	5.6	6.8
Fidelity Series Large Cap Value Fund	5.0	4.1
Fidelity Series Small Cap Opportunities Fund	1.4	1.7
	28.1	33.9
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.1	3.2
Fidelity Advisor Overseas Fund Institutional Class	2.2	3.2
Fidelity Series International Growth Fund	2.4	0.8
Fidelity Series International Small Cap Fund	0.5	0.1
Fidelity Series International Value Fund	2.4	0.7
	9.6	8.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.7	1.1
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.0	4.0
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.1	4.9
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	2.0
Fidelity Series Investment Grade Bond Fund	17.9	20.7
	22.0	27.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	10.2	9.2
Fidelity Institutional Money Market Portfolio Institutional Class	10.1	9.2
	20.3	18.4
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.3%
Domestic Equity Funds	28.1%
Developed International Equity Funds	9.6%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	22.0%
Short-Term Funds	20.3%

Six months ago
Commodity Funds	1.9%
Domestic Equity Funds	33.9%
Developed International Equity Funds	8.0%
Emerging Markets Equity Funds	1.1%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	4.0%
Investment Grade Bond Funds	27.6%
Short-Term Funds	18.4%

Expected
Commodity Funds	4.5%
Domestic Equity Funds	25.7%
Developed International Equity Funds	9.4%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.0%
Investment Grade Bond Funds	20.9%
Short-Term Funds	22.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.4%
	Shares	Value
Commodity Funds - 4.3%
Fidelity Series Commodity Strategy Fund	843,110	$ 9,223,623
Domestic Equity Funds - 28.1%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	122,852	6,221,209
Fidelity Advisor Equity Income Fund Institutional Class	61,689	1,317,061
Fidelity Advisor Growth & Income Fund Institutional Class	561,485	8,624,411
Fidelity Advisor Large Cap Fund Institutional Class	512,208	8,518,023
Fidelity Advisor Small Cap Fund Institutional Class (a)	124,201	3,052,864
Fidelity Series 100 Index Fund	843,265	6,796,717
Fidelity Series All-Sector Equity Fund	1,019,013	12,116,064
Fidelity Series Large Cap Value Fund	944,031	10,724,191
Fidelity Series Small Cap Opportunities Fund (a)	340,042	3,111,383
TOTAL DOMESTIC EQUITY FUNDS		60,481,923
TOTAL DOMESTIC EQUITY FUNDS (Cost $66,156,541)		69,705,546
International Equity Funds - 11.3%

Developed International Equity Funds - 9.6%
Fidelity Advisor Diversified International Fund Institutional Class	302,205	4,611,646
Fidelity Advisor Overseas Fund Institutional Class	271,991	4,667,367
Fidelity Series International Growth Fund	503,428	5,220,551
Fidelity Series International Small Cap Fund	96,251	1,057,793
Fidelity Series International Value Fund	534,957	5,098,142
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		20,655,499
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund	199,966	3,611,389
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,872,276)		24,266,888
Bond Funds - 36.0%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,181,538	$ 10,775,623
Inflation-Protected Bond Funds - 9.0%
Fidelity Series Inflation-Protected Bond Index Fund	1,824,132	19,463,484
Investment Grade Bond Funds - 22.0%
Fidelity Advisor Strategic Real Return Fund Institutional Class	969,035	8,827,913
Fidelity Advisor Total Bond Fund Institutional Class	234	2,593
Fidelity Series Investment Grade Bond Fund	3,212,275	38,386,683
TOTAL INVESTMENT GRADE BOND FUNDS		47,217,189
TOTAL BOND FUNDS (Cost $72,904,980)		77,456,296
Short-Term Funds - 20.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,365,791	21,907,228
Fidelity Institutional Money Market Portfolio Institutional Class	21,742,748	21,742,748
TOTAL SHORT-TERM FUNDS (Cost $43,364,277)		43,649,976
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $206,298,074)		215,078,706
NET OTHER ASSETS (LIABILITIES) - 0.0%		(54,099)
NET ASSETS - 100%		$ 215,024,607
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $5,987,852 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $206,298,074) - See accompanying schedule		$ 215,078,706
Cash		10
Receivable for investments sold		1,706,398
Receivable for fund shares sold		157,217
Total assets		216,942,331

Liabilities
Payable for investments purchased	$ 226,775
Payable for fund shares redeemed	1,639,406
Distribution and service plan fees payable	51,543
Total liabilities		1,917,724

Net Assets		$ 215,024,607
Net Assets consist of:
Paid in capital		$ 220,499,183
Undistributed net investment income		997,040
Accumulated undistributed net realized gain (loss) on investments		(15,252,248)
Net unrealized appreciation (depreciation) on investments		8,780,632
Net Assets		$ 215,024,607

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($157,300,933 ÷ 14,617,464 shares)		$ 10.76

Maximum offering price per share (100/94.25 of $10.76)		$ 11.42
Class T: Net Asset Value and redemption price per share ($21,713,134 ÷ 2,019,335 shares)		$ 10.75

Maximum offering price per share (100/96.50 of $10.75)		$ 11.14
Class B: Net Asset Value and offering price per share ($2,735,278 ÷ 254,882 shares)A		$ 10.73

Class C: Net Asset Value and offering price per share ($9,039,904 ÷ 844,422 shares)A		$ 10.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,235,358 ÷ 2,238,894 shares)		$ 10.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,301,372

Expenses
Distribution and service plan fees	$ 306,064
Independent trustees' compensation	393
Total expenses before reductions	306,457
Expense reductions	(393)	306,064
Net investment income (loss)		995,308
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,967,055)
Capital gain distributions from the underlying funds	119,642
Total net realized gain (loss)		(3,847,413)
Change in net unrealized appreciation (depreciation) on underlying funds		7,652,624
Net gain (loss)		3,805,211
Net increase (decrease) in net assets resulting from operations		$ 4,800,519

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 995,308	$ 3,296,419
Net realized gain (loss)	(3,847,413)	1,795,521
Change in net unrealized appreciation (depreciation)	7,652,624	39,634,422
Net increase (decrease) in net assets resulting from operations	4,800,519	44,726,362
Distributions to shareholders from net investment income	(511,595)	(3,251,107)
Distributions to shareholders from net realized gain	(455,550)	(1,348,446)
Total distributions	(967,145)	(4,599,553)
Share transactions - net increase (decrease)	1,458,391	47,810,477
Total increase (decrease) in net assets	5,291,765	87,937,286

Net Assets
Beginning of period	209,732,842	121,795,556
End of period (including undistributed net investment income of $997,040 and undistributed net investment income of $513,327, respectively)	$ 215,024,607	$ 209,732,842

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 8.10	$ 11.40	$ 11.83	$ 11.33	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.05	.20	.27	.33	.28	.25
Net realized and unrealized gain (loss)	.19	2.53	(3.06)	(.34)	.63	.76
Total from investment operations	.24	2.73	(2.79)	(.01)	.91	1.01
Distributions from net investment income	(.03)	(.19)	(.28)	(.26)	(.23)	(.20)
Distributions from net realized gain	(.02)	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.05)	(.26)	(.51)	(.42)	(.41)	(.25)
Net asset value, end of period	$ 10.76	$ 10.57	$ 8.10	$ 11.40	$ 11.83	$ 11.33
Total Return B, C, D	2.29%	33.91%	(25.09)%	(.23)%	8.21%	9.63%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	.99% A	2.01%	2.75%	2.74%	2.49%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,301	$ 155,482	$ 88,593	$ 98,483	$ 49,418	$ 16,194
Portfolio turnover rate	44% A	35%	54%	30%	30%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 8.10	$ 11.39	$ 11.81	$ 11.31	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.04	.17	.25	.30	.25	.22
Net realized and unrealized gain (loss)	.18	2.54	(3.06)	(.33)	.63	.75
Total from investment operations	.22	2.71	(2.81)	(.03)	.88	.97
Distributions from net investment income	(.02)	(.17)	(.25)	(.23)	(.20)	(.17)
Distributions from net realized gain	(.02)	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.04)	(.24)	(.48)	(.39)	(.38)	(.22)
Net asset value, end of period	$ 10.75	$ 10.57	$ 8.10	$ 11.39	$ 11.81	$ 11.31
Total Return B, C, D	2.13%	33.61%	(25.27)%	(.44)%	7.95%	9.31%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.74% A	1.76%	2.50%	2.49%	2.24%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,713	$ 23,113	$ 14,437	$ 20,837	$ 20,289	$ 13,906
Portfolio turnover rate	44% A	35%	54%	30%	30%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 8.09	$ 11.37	$ 11.78	$ 11.28	$ 10.53
Income from Investment Operations
Net investment income (loss) E	.01	.12	.20	.24	.20	.16
Net realized and unrealized gain (loss)	.19	2.53	(3.06)	(.33)	.62	.76
Total from investment operations	.20	2.65	(2.86)	(.09)	.82	.92
Distributions from net investment income	(.01)	(.11)	(.19)	(.16)	(.14)	(.12)
Distributions from net realized gain	(.02)	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.03)	(.18)	(.42)	(.32)	(.32)	(.17)
Net asset value, end of period	$ 10.73	$ 10.56	$ 8.09	$ 11.37	$ 11.78	$ 11.28
Total Return B, C, D	1.91%	32.90%	(25.69)%	(.89)%	7.40%	8.80%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.24% A	1.26%	2.00%	1.99%	1.74%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,735	$ 2,986	$ 2,692	$ 4,348	$ 3,974	$ 3,835
Portfolio turnover rate	44% A	35%	54%	30%	30%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.54	$ 8.08	$ 11.34	$ 11.76	$ 11.27	$ 10.53
Income from Investment Operations
Net investment income (loss) E	.01	.12	.20	.24	.20	.16
Net realized and unrealized gain (loss)	.19	2.53	(3.04)	(.33)	.62	.75
Total from investment operations	.20	2.65	(2.84)	(.09)	.82	.91
Distributions from net investment income	(.01)	(.12)	(.19)	(.17)	(.15)	(.12)
Distributions from net realized gain	(.02)	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.03)	(.19)	(.42)	(.33)	(.33)	(.17)
Net asset value, end of period	$ 10.71	$ 10.54	$ 8.08	$ 11.34	$ 11.76	$ 11.27
Total Return B, C, D	1.92%	32.90%	(25.61)%	(.91)%	7.36%	8.74%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.24% A	1.26%	2.00%	1.99%	1.74%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,040	$ 9,377	$ 6,761	$ 11,052	$ 9,107	$ 7,637
Portfolio turnover rate	44% A	35%	54%	30%	30%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 8.14	$ 11.46	$ 11.87	$ 11.37	$ 10.60
Income from Investment Operations
Net investment income (loss) D	.07	.22	.29	.35	.31	.28
Net realized and unrealized gain (loss)	.18	2.55	(3.07)	(.32)	.62	.76
Total from investment operations	.25	2.77	(2.78)	.03	.93	1.04
Distributions from net investment income	(.03)	(.21)	(.31)	(.28)	(.25)	(.22)
Distributions from net realized gain	(.02)	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.06) H	(.28)	(.54)	(.44)	(.43)	(.27)
Net asset value, end of period	$ 10.82	$ 10.63	$ 8.14	$ 11.46	$ 11.87	$ 11.37
Total Return B, C	2.35%	34.28%	(24.93)%	.12%	8.37%	9.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.24% A	2.26%	3.00%	2.99%	2.74%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,235	$ 18,775	$ 9,313	$ 9,645	$ 3,424	$ 1,376
Portfolio turnover rate	44% A	35%	54%	30%	30%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.06 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.0	2.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.3	3.8
Fidelity Advisor Equity Income Fund Institutional Class	0.6	3.1
Fidelity Advisor Growth & Income Fund Institutional Class	4.6	5.7
Fidelity Advisor Large Cap Fund Institutional Class	4.6	5.4
Fidelity Advisor Small Cap Fund Institutional Class	1.6	1.7
Fidelity Series 100 Index Fund	3.6	3.5
Fidelity Series All-Sector Equity Fund	6.4	7.4
Fidelity Series Large Cap Value Fund	5.8	4.5
Fidelity Series Small Cap Opportunities Fund	1.7	1.9
	32.2	37.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.6	4.0
Fidelity Advisor Overseas Fund Institutional Class	2.6	4.1
Fidelity Series International Growth Fund	2.9	0.9
Fidelity Series International Small Cap Fund	0.6	0.2
Fidelity Series International Value Fund	2.8	0.9
	11.5	10.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	1.3
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.5	4.1
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.6	5.5
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	2.2
Fidelity Series Investment Grade Bond Fund	20.1	22.6
	24.7	30.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.1	5.1
Fidelity Institutional Money Market Portfolio Institutional Class	5.0	5.0
	10.1	10.1
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.0%
Domestic Equity Funds	32.2%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	24.7%
Short-Term Funds	10.1%

Six months ago
Commodity Funds	2.1%
Domestic Equity Funds	37.0%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	4.1%
Investment Grade Bond Funds	30.3%
Short-Term Funds	10.1%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	30.8%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	24.2%
Short-Term Funds	10.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund	3,610,438	$ 39,498,188
Domestic Equity Funds - 32.2%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	517,641	26,213,323
Fidelity Advisor Equity Income Fund Institutional Class	241,287	5,151,485
Fidelity Advisor Growth & Income Fund Institutional Class	2,339,616	35,936,507
Fidelity Advisor Large Cap Fund Institutional Class	2,176,355	36,192,777
Fidelity Advisor Small Cap Fund Institutional Class (a)	523,887	12,877,143
Fidelity Series 100 Index Fund	3,510,507	28,294,686
Fidelity Series All-Sector Equity Fund	4,278,828	50,875,265
Fidelity Series Large Cap Value Fund	4,005,723	45,505,018
Fidelity Series Small Cap Opportunities Fund (a)	1,438,689	13,164,005
TOTAL DOMESTIC EQUITY FUNDS		254,210,209
TOTAL DOMESTIC EQUITY FUNDS (Cost $276,417,957)		293,708,397
International Equity Funds - 13.5%

Developed International Equity Funds - 11.5%
Fidelity Advisor Diversified International Fund Institutional Class	1,337,387	20,408,523
Fidelity Advisor Overseas Fund Institutional Class	1,197,782	20,553,941
Fidelity Series International Growth Fund	2,201,622	22,830,822
Fidelity Series International Small Cap Fund	421,832	4,635,936
Fidelity Series International Value Fund	2,336,474	22,266,595
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		90,695,817
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	861,604	15,560,564
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $102,184,820)		106,256,381
Bond Funds - 39.2%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,317,122	$ 39,372,149
Inflation-Protected Bond Funds - 9.5%
Fidelity Series Inflation-Protected Bond Index Fund	6,985,566	74,535,994
Investment Grade Bond Funds - 24.7%
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,964,683	36,118,262
Fidelity Advisor Total Bond Fund Institutional Class	1,033	11,430
Fidelity Series Investment Grade Bond Fund	13,304,451	158,988,185
TOTAL INVESTMENT GRADE BOND FUNDS		195,117,877
TOTAL BOND FUNDS (Cost $290,954,556)		309,026,020
Short-Term Funds - 10.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,313,869	39,946,427
Fidelity Institutional Money Market Portfolio Institutional Class	39,653,248	39,653,248
TOTAL SHORT-TERM FUNDS (Cost $79,492,942)		79,599,675
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $749,050,275)		788,590,473
NET OTHER ASSETS (LIABILITIES) - 0.0%		(240,418)
NET ASSETS - 100%		$ 788,350,055
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $34,281,646 of which $30,891,938 and $3,389,708 will expire on March 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $19,754,233 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $749,050,275) - See accompanying schedule		$ 788,590,473
Receivable for investments sold		1,943,924
Receivable for fund shares sold		472,873
Total assets		791,007,270

Liabilities
Payable to custodian bank	$ 7
Payable for investments purchased	925,359
Payable for fund shares redeemed	1,508,135
Distribution and service plan fees payable	223,714
Total liabilities		2,657,215

Net Assets		$ 788,350,055
Net Assets consist of:
Paid in capital		$ 824,184,096
Undistributed net investment income		3,546,482
Accumulated undistributed net realized gain (loss) on investments		(78,920,721)
Net unrealized appreciation (depreciation) on investments		39,540,198
Net Assets		$ 788,350,055

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($481,309,103 ÷ 43,459,529 shares)		$ 11.07

Maximum offering price per share (100/94.25 of $11.07)		$ 11.75
Class T: Net Asset Value and redemption price per share ($155,017,645 ÷ 14,058,067 shares)		$ 11.03

Maximum offering price per share (100/96.50 of $11.03)		$ 11.43
Class B: Net Asset Value and offering price per share ($19,877,616 ÷ 1,806,612 shares)A		$ 11.00

Class C: Net Asset Value and offering price per share ($44,007,451 ÷ 4,015,955 shares)A		$ 10.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($88,138,240 ÷ 7,922,911 shares)		$ 11.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,922,153

Expenses
Distribution and service plan fees	$ 1,400,573
Independent trustees' compensation	1,544
Total expenses before reductions	1,402,117
Expense reductions	(1,544)	1,400,573
Net investment income (loss)		3,521,580
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(20,314,304)
Capital gain distributions from underlying funds	528,039
Total net realized gain (loss)		(19,786,265)
Change in net unrealized appreciation (depreciation) on underlying funds		34,260,144
Net gain (loss)		14,473,879
Net increase (decrease) in net assets resulting from operations		$ 17,995,459

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,521,580	$ 14,588,964
Net realized gain (loss)	(19,786,265)	(1,351,879)
Change in net unrealized appreciation (depreciation)	34,260,144	207,984,174
Net increase (decrease) in net assets resulting from operations	17,995,459	221,221,259
Distributions to shareholders from net investment income	(1,848,411)	(14,970,360)
Distributions to shareholders from net realized gain	(1,906,063)	(6,224,738)
Total distributions	(3,754,474)	(21,195,098)
Share transactions - net increase (decrease)	(53,190,125)	25,017,028
Total increase (decrease) in net assets	(38,949,140)	225,043,189

Net Assets
Beginning of period	827,299,195	602,256,006
End of period (including undistributed net investment income of $3,546,482 and undistributed net investment income of $1,873,313, respectively)	$ 788,350,055	$ 827,299,195

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 8.19	$ 11.78	$ 12.28	$ 11.79	$ 11.01
Income from Investment Operations
Net investment income (loss) E	.05	.21	.27	.33	.29	.25
Net realized and unrealized gain (loss)	.20	2.76	(3.28)	(.34)	.66	.80
Total from investment operations	.25	2.97	(3.01)	(.01)	.95	1.05
Distributions from net investment income	(.03)	(.21)	(.28)	(.30)	(.26)	(.22)
Distributions from net realized gain	(.03)	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.05) J	(.29) I	(.58)	(.49)	(.46)	(.27) H
Net asset value, end of period	$ 11.07	$ 10.87	$ 8.19	$ 11.78	$ 12.28	$ 11.79
Total Return B, C, D	2.34%	36.51%	(26.36)%	(.27)%	8.22%	9.65%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	.97% A	2.04%	2.77%	2.66%	2.43%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 481,309	$ 478,025	$ 339,203	$ 377,118	$ 248,500	$ 146,593
Portfolio turnover rate	39% A	42%	44%	15%	22%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share. I Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share. J Total distributions of $.05 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 8.16	$ 11.74	$ 12.24	$ 11.75	$ 10.97
Income from Investment Operations
Net investment income (loss) E	.04	.18	.25	.30	.26	.22
Net realized and unrealized gain (loss)	.21	2.76	(3.28)	(.34)	.66	.80
Total from investment operations	.25	2.94	(3.03)	(.04)	.92	1.02
Distributions from net investment income	(.02)	(.19)	(.25)	(.27)	(.23)	(.19)
Distributions from net realized gain	(.03)	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.05)	(.27) I	(.55)	(.46)	(.43)	(.24) H
Net asset value, end of period	$ 11.03	$ 10.83	$ 8.16	$ 11.74	$ 12.24	$ 11.75
Total Return B, C, D	2.28%	36.19%	(26.57)%	(.52)%	8.00%	9.42%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	.72% A	1.79%	2.52%	2.41%	2.18%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,018	$ 204,059	$ 163,842	$ 216,732	$ 194,563	$ 143,012
Portfolio turnover rate	39% A	42%	44%	15%	22%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share. I Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 8.15	$ 11.70	$ 12.20	$ 11.71	$ 10.94
Income from Investment Operations
Net investment income (loss) E	.01	.13	.20	.24	.20	.17
Net realized and unrealized gain (loss)	.20	2.76	(3.26)	(.35)	.66	.79
Total from investment operations	.21	2.89	(3.06)	(.11)	.86	.96
Distributions from net investment income	(.01)	(.13)	(.19)	(.20)	(.17)	(.13)
Distributions from net realized gain	(.03)	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.03) I	(.22) H	(.49)	(.39)	(.37)	(.19)
Net asset value, end of period	$ 11.00	$ 10.82	$ 8.15	$ 11.70	$ 12.20	$ 11.71
Total Return B, C, D	1.96%	35.54%	(26.92)%	(1.04)%	7.47%	8.83%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.22% A	1.29%	2.03%	1.91%	1.68%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,878	$ 22,468	$ 19,950	$ 34,137	$ 34,834	$ 33,404
Portfolio turnover rate	39% A	42%	44%	15%	22%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share. I Total distributions of $.03 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 8.13	$ 11.67	$ 12.17	$ 11.69	$ 10.93
Income from Investment Operations
Net investment income (loss) E	.01	.13	.20	.23	.20	.17
Net realized and unrealized gain (loss)	.20	2.74	(3.25)	(.33)	.66	.78
Total from investment operations	.21	2.87	(3.05)	(.10)	.86	.95
Distributions from net investment income	(.01)	(.14)	(.19)	(.21)	(.18)	(.14)
Distributions from net realized gain	(.03)	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.03) J	(.22) I	(.49)	(.40)	(.38)	(.19) H
Net asset value, end of period	$ 10.96	$ 10.78	$ 8.13	$ 11.67	$ 12.17	$ 11.69
Total Return B, C, D	1.98%	35.45%	(26.88)%	(.97)%	7.45%	8.78%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.22% A	1.29%	2.02%	1.91%	1.68%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,007	$ 47,178	$ 37,524	$ 58,378	$ 47,918	$ 38,882
Portfolio turnover rate	39% A	42%	44%	15%	22%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.19 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share. I Total distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 8.22	$ 11.82	$ 12.32	$ 11.82	$ 11.03
Income from Investment Operations
Net investment income (loss) D	.07	.23	.30	.36	.32	.28
Net realized and unrealized gain (loss)	.20	2.78	(3.30)	(.34)	.67	.80
Total from investment operations	.27	3.01	(3.00)	.02	.99	1.08
Distributions from net investment income	(.03)	(.23)	(.30)	(.33)	(.29)	(.24)
Distributions from net realized gain	(.03)	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.06)	(.32) I	(.60)	(.52)	(.49)	(.29) H
Net asset value, end of period	$ 11.12	$ 10.91	$ 8.22	$ 11.82	$ 12.32	$ 11.82
Total Return B, C	2.49%	36.80%	(26.16)%	(.05)%	8.52%	9.94%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.22% A	2.29%	3.02%	2.91%	2.68%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,138	$ 75,569	$ 41,737	$ 39,922	$ 21,580	$ 11,038
Portfolio turnover rate	39% A	42%	44%	15%	22%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.29 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share. I Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.0	2.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.4	3.9
Fidelity Advisor Equity Income Fund Institutional Class	0.7	3.2
Fidelity Advisor Growth & Income Fund Institutional Class	4.7	5.9
Fidelity Advisor Large Cap Fund Institutional Class	4.7	5.6
Fidelity Advisor Small Cap Fund Institutional Class	1.7	1.8
Fidelity Series 100 Index Fund	3.8	3.7
Fidelity Series All-Sector Equity Fund	6.7	7.6
Fidelity Series Large Cap Value Fund	5.9	4.7
Fidelity Series Small Cap Opportunities Fund	1.7	1.9
	33.3	38.3
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.7	4.1
Fidelity Advisor Overseas Fund Institutional Class	2.7	4.2
Fidelity Series International Growth Fund	2.9	1.0
Fidelity Series International Small Cap Fund	0.6	0.2
Fidelity Series International Value Fund	2.8	1.0
	11.7	10.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	1.4
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.1	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.6	3.7
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.6	5.4
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	2.1
Fidelity Series Investment Grade Bond Fund	20.7	22.4
	25.3	29.9
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.5	4.4
Fidelity Institutional Money Market Portfolio Institutional Class	4.5	4.4
	9.0	8.8
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.0%
Domestic Equity Funds	33.3%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.6%
Investment Grade Bond Funds	25.3%
Short-Term Funds	9.0%

Six months ago
Commodity Funds	2.2%
Domestic Equity Funds	38.3%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	1.4%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	29.9%
Short-Term Funds	8.8%

Expected
Commodity Funds	5.6%
Domestic Equity Funds	31.6%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	24.7%
Short-Term Funds	9.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.3%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund	6,231,040	$ 68,167,580
Domestic Equity Funds - 33.3%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	919,646	46,570,859
Fidelity Advisor Equity Income Fund Institutional Class	452,963	9,670,765
Fidelity Advisor Growth & Income Fund Institutional Class	4,197,475	64,473,221
Fidelity Advisor Large Cap Fund Institutional Class	3,845,719	63,954,303
Fidelity Advisor Small Cap Fund Institutional Class (a)	940,070	23,106,929
Fidelity Series 100 Index Fund	6,326,808	50,994,075
Fidelity Series All-Sector Equity Fund	7,630,193	90,722,995
Fidelity Series Large Cap Value Fund	7,088,833	80,529,137
Fidelity Series Small Cap Opportunities Fund (a)	2,563,738	23,458,201
TOTAL DOMESTIC EQUITY FUNDS		453,480,485
TOTAL DOMESTIC EQUITY FUNDS (Cost $502,690,639)		521,648,065
International Equity Funds - 13.7%

Developed International Equity Funds - 11.7%
Fidelity Advisor Diversified International Fund Institutional Class	2,403,516	36,677,658
Fidelity Advisor Overseas Fund Institutional Class	2,160,396	37,072,391
Fidelity Series International Growth Fund	3,818,694	39,599,857
Fidelity Series International Small Cap Fund	726,481	7,984,031
Fidelity Series International Value Fund	4,038,903	38,490,745
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		159,824,682
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	1,514,521	27,352,246
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $180,179,402)		187,176,928
Bond Funds - 39.0%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,612,227	$ 69,423,512
Inflation-Protected Bond Funds - 8.6%
Fidelity Series Inflation-Protected Bond Index Fund	10,952,190	116,859,870
Investment Grade Bond Funds - 25.3%
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,873,138	62,614,286
Fidelity Advisor Total Bond Fund Institutional Class	1,667	18,458
Fidelity Series Investment Grade Bond Fund	23,616,590	282,218,257
TOTAL INVESTMENT GRADE BOND FUNDS		344,851,001
TOTAL BOND FUNDS (Cost $500,902,469)		531,134,383
Short-Term Funds - 9.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	6,688,670	61,937,087
Fidelity Institutional Money Market Portfolio Institutional Class	61,588,314	61,588,314
TOTAL SHORT-TERM FUNDS (Cost $122,827,297)		123,525,401
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,306,599,807)		1,363,484,777
NET OTHER ASSETS (LIABILITIES) - 0.0%		(373,960)
NET ASSETS - 100%		$ 1,363,110,817
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $35,532,008 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $20,405,712 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,306,599,807) - See accompanying schedule		$ 1,363,484,777
Cash		868
Receivable for investments sold		2,422,491
Receivable for fund shares sold		870,769
Total assets		1,366,778,905

Liabilities
Payable for investments purchased	$ 1,659,215
Payable for fund shares redeemed	1,656,813
Distribution and service plan fees payable	352,060
Total liabilities		3,668,088

Net Assets		$ 1,363,110,817
Net Assets consist of:
Paid in capital		$ 1,392,590,289
Undistributed net investment income		5,771,268
Accumulated undistributed net realized gain (loss) on investments		(92,135,710)
Net unrealized appreciation (depreciation) on investments		56,884,970
Net Assets		$ 1,363,110,817

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($865,170,129 ÷ 78,614,319 shares)		$ 11.01

Maximum offering price per share (100/94.25 of $11.01)		$ 11.68
Class T: Net Asset Value and redemption price per share ($228,358,254 ÷ 20,797,159 shares)		$ 10.98

Maximum offering price per share (100/96.50 of $10.98)		$ 11.38
Class B: Net Asset Value and offering price per share ($34,611,340 ÷ 3,165,333 shares)A		$ 10.93

Class C: Net Asset Value and offering price per share ($64,556,053 ÷ 5,916,167 shares)A		$ 10.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($170,415,041 ÷ 15,381,547 shares)		$ 11.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,860,251

Expenses
Distribution and service plan fees	$ 2,087,004
Independent trustees' compensation	2,443
Total expenses before reductions	2,089,447
Expense reductions	(2,443)	2,087,004
Net investment income (loss)		5,773,247
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(30,785,687)
Capital gain distributions from underlying funds	873,520
Total net realized gain (loss)		(29,912,167)
Change in net unrealized appreciation (depreciation) on underlying funds		54,460,088
Net gain (loss)		24,547,921
Net increase (decrease) in net assets resulting from operations		$ 30,321,168

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,773,247	$ 20,862,802
Net realized gain (loss)	(29,912,167)	5,172,111
Change in net unrealized appreciation (depreciation)	54,460,088	290,904,573
Net increase (decrease) in net assets resulting from operations	30,321,168	316,939,486
Distributions to shareholders from net investment income	(2,939,520)	(20,840,116)
Distributions to shareholders from net realized gain	(3,154,559)	(9,228,273)
Total distributions	(6,094,079)	(30,068,389)
Share transactions - net increase (decrease)	45,256,337	214,008,908
Total increase (decrease) in net assets	69,483,426	500,880,005

Net Assets
Beginning of period	1,293,627,391	792,747,386
End of period (including undistributed net investment income of $5,771,268 and undistributed net investment income of $2,937,541, respectively)	$ 1,363,110,817	$ 1,293,627,391

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 8.05	$ 11.85	$ 12.40	$ 11.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.05	.20	.26	.31	.26	.22
Net realized and unrealized gain (loss)	.20	2.84	(3.47)	(.35)	.74	1.07
Total from investment operations	.25	3.04	(3.21)	(.04)	1.00	1.29
Distributions from net investment income	(.03)	(.20)	(.26)	(.27)	(.23)	(.16)
Distributions from net realized gain	(.03)	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.05) K	(.28) J	(.59) I	(.51) H	(.44)	(.22)
Net asset value, end of period	$ 11.01	$ 10.81	$ 8.05	$ 11.85	$ 12.40	$ 11.84
Total Return B, C, D	2.36%	37.95%	(28.01)%	(.53)%	8.56%	12.12%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	.96% A	2.02%	2.69%	2.46%	2.21%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 865,170	$ 830,024	$ 477,641	$ 517,888	$ 291,783	$ 128,241
Portfolio turnover rate	36% A	29%	36%	13%	11%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.51 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share. I Total distributions of $.59 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share. J Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 8.04	$ 11.82	$ 12.38	$ 11.81	$ 10.76
Income from Investment Operations
Net investment income (loss) E	.04	.18	.24	.28	.23	.19
Net realized and unrealized gain (loss)	.20	2.82	(3.46)	(.36)	.75	1.06
Total from investment operations	.24	3.00	(3.22)	(.08)	.98	1.25
Distributions from net investment income	(.02)	(.17)	(.23)	(.23)	(.20)	(.14)
Distributions from net realized gain	(.03)	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.05)	(.25) J	(.56) I	(.48) H	(.41)	(.20)
Net asset value, end of period	$ 10.98	$ 10.79	$ 8.04	$ 11.82	$ 12.38	$ 11.81
Total Return B, C, D	2.21%	37.53%	(28.13)%	(.89)%	8.40%	11.71%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	.71% A	1.77%	2.44%	2.21%	1.96%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 228,358	$ 225,384	$ 162,439	$ 203,822	$ 186,106	$ 125,323
Portfolio turnover rate	36% A	29%	36%	13%	11%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.48 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share. I Total distributions of $.56 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 8.02	$ 11.77	$ 12.33	$ 11.77	$ 10.73
Income from Investment Operations
Net investment income (loss) E	.01	.13	.19	.21	.17	.13
Net realized and unrealized gain (loss)	.19	2.82	(3.44)	(.36)	.74	1.06
Total from investment operations	.20	2.95	(3.25)	(.15)	.91	1.19
Distributions from net investment income	(.01)	(.12)	(.17)	(.17)	(.14)	(.09)
Distributions from net realized gain	(.03)	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.03) K	(.21) J	(.50) I	(.41) H	(.35)	(.15)
Net asset value, end of period	$ 10.93	$ 10.76	$ 8.02	$ 11.77	$ 12.33	$ 11.77
Total Return B, C, D	1.89%	36.85%	(28.47)%	(1.37)%	7.83%	11.17%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.21% A	1.27%	1.94%	1.71%	1.46%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,611	$ 35,932	$ 27,727	$ 43,608	$ 41,424	$ 33,633
Portfolio turnover rate	36% A	29%	36%	13%	11%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.41 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share. I Total distributions of $.50 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share. J Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 8.00	$ 11.76	$ 12.32	$ 11.77	$ 10.73
Income from Investment Operations
Net investment income (loss) E	.01	.13	.19	.21	.17	.13
Net realized and unrealized gain (loss)	.19	2.82	(3.45)	(.35)	.74	1.06
Total from investment operations	.20	2.95	(3.26)	(.14)	.91	1.19
Distributions from net investment income	(.01)	(.13)	(.18)	(.18)	(.15)	(.09)
Distributions from net realized gain	(.03)	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.03) K	(.21) J	(.50) I	(.42) H	(.36)	(.15)
Net asset value, end of period	$ 10.91	$ 10.74	$ 8.00	$ 11.76	$ 12.32	$ 11.77
Total Return B, C, D	1.91%	36.97%	(28.53)%	(1.34)%	7.81%	11.19%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.21% A	1.27%	1.94%	1.71%	1.46%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,556	$ 64,801	$ 46,942	$ 65,543	$ 56,686	$ 35,656
Portfolio turnover rate	36% A	29%	36%	13%	11%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.42 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share. I Total distributions of $.50 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share. J Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.026 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 8.09	$ 11.91	$ 12.47	$ 11.89	$ 10.81
Income from Investment Operations
Net investment income (loss) D	.06	.23	.29	.34	.29	.25
Net realized and unrealized gain (loss)	.21	2.85	(3.50)	(.36)	.75	1.07
Total from investment operations	.27	3.08	(3.21)	(.02)	1.04	1.32
Distributions from net investment income	(.03)	(.22)	(.29)	(.29)	(.25)	(.18)
Distributions from net realized gain	(.03)	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.06)	(.30) J	(.61) I	(.54) H	(.46)	(.24)
Net asset value, end of period	$ 11.08	$ 10.87	$ 8.09	$ 11.91	$ 12.47	$ 11.89
Total Return B, C	2.50%	38.30%	(27.85)%	(.42)%	8.90%	12.36%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.21% A	2.27%	2.94%	2.71%	2.46%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 170,415	$ 137,487	$ 77,998	$ 68,797	$ 39,631	$ 26,886
Portfolio turnover rate	36% A	29%	36%	13%	11%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.54 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share. I Total distributions of $.61 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share. J Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.0	2.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.1	4.7
Fidelity Advisor Equity Income Fund Institutional Class	0.8	3.9
Fidelity Advisor Growth & Income Fund Institutional Class	5.6	7.1
Fidelity Advisor Large Cap Fund Institutional Class	5.6	6.8
Fidelity Advisor Small Cap Fund Institutional Class	2.0	2.2
Fidelity Series 100 Index Fund	4.4	4.4
Fidelity Series All-Sector Equity Fund	7.9	9.2
Fidelity Series Large Cap Value Fund	7.1	5.6
Fidelity Series Small Cap Opportunities Fund	2.1	2.3
	39.6	46.2
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.2	5.0
Fidelity Advisor Overseas Fund Institutional Class	3.3	5.1
Fidelity Series International Growth Fund	3.5	1.2
Fidelity Series International Small Cap Fund	0.7	0.2
Fidelity Series International Value Fund	3.4	1.2
	14.1	12.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.4	1.7
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	6.7	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	6.4	2.7
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.9	4.4
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	1.7
Fidelity Series Investment Grade Bond Fund	17.7	18.4
	21.6	24.5
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	1.6	1.3
Fidelity Institutional Money Market Portfolio Institutional Class	1.6	1.2
	3.2	2.5
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.0%
Domestic Equity Funds	39.6%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	6.7%
Inflation-Protected Bond Funds	6.4%
Investment Grade Bond Funds	21.6%
Short-Term Funds	3.2%

Six months ago
Commodity Funds	2.7%
Domestic Equity Funds	46.2%
Developed International Equity Funds	12.7%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	2.7%
Investment Grade Bond Funds	24.5%
Short-Term Funds	2.5%

Expected
Commodity Funds	6.6%
Domestic Equity Funds	37.2%
Developed International Equity Funds	13.6%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	6.5%
Inflation-Protected Bond Funds	7.7%
Investment Grade Bond Funds	22.0%
Short-Term Funds	4.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.6%
	Shares	Value
Commodity Funds - 6.0%
Fidelity Series Commodity Strategy Fund	11,772,654	$ 128,792,833
Domestic Equity Funds - 39.6%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,711,247	86,657,551
Fidelity Advisor Equity Income Fund Institutional Class	826,058	17,636,330
Fidelity Advisor Growth & Income Fund Institutional Class	7,757,972	119,162,453
Fidelity Advisor Large Cap Fund Institutional Class	7,194,596	119,646,135
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,732,274	42,579,294
Fidelity Series 100 Index Fund	11,685,723	94,186,926
Fidelity Series All-Sector Equity Fund	14,185,587	168,666,633
Fidelity Series Large Cap Value Fund	13,287,488	150,945,866
Fidelity Series Small Cap Opportunities Fund (a)	4,758,681	43,541,932
TOTAL DOMESTIC EQUITY FUNDS		843,023,120
TOTAL DOMESTIC EQUITY FUNDS (Cost $913,041,497)		971,815,953
International Equity Funds - 16.5%

Developed International Equity Funds - 14.1%
Fidelity Advisor Diversified International Fund Institutional Class	4,481,589	68,389,051
Fidelity Advisor Overseas Fund Institutional Class	4,038,894	69,307,422
Fidelity Series International Growth Fund	7,202,294	74,687,787
Fidelity Series International Small Cap Fund	1,373,271	15,092,253
Fidelity Series International Value Fund	7,618,364	72,603,010
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		300,079,523
Emerging Markets Equity Funds - 2.4%
Fidelity Series Emerging Markets Fund	2,823,436	50,991,258
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $330,898,972)		351,070,781
Bond Funds - 34.7%
	Shares	Value
High Yield Bond Funds - 6.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	15,641,121	$ 142,647,019
Inflation-Protected Bond Funds - 6.4%
Fidelity Series Inflation-Protected Bond Index Fund	12,873,366	137,358,819
Investment Grade Bond Funds - 21.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	9,197,549	83,789,675
Fidelity Advisor Total Bond Fund Institutional Class	2,359	26,110
Fidelity Series Investment Grade Bond Fund	31,532,980	376,819,114
TOTAL INVESTMENT GRADE BOND FUNDS		460,634,899
TOTAL BOND FUNDS (Cost $699,361,363)		740,640,737
Short-Term Funds - 3.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,722,859	34,473,673
Fidelity Institutional Money Market Portfolio Institutional Class	34,148,432	34,148,432
TOTAL SHORT-TERM FUNDS (Cost $68,003,289)		68,622,105
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,011,305,121)		2,132,149,576
NET OTHER ASSETS (LIABILITIES) - 0.0%		(611,434)
NET ASSETS - 100%		$ 2,131,538,142
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $83,490,631 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $46,197,827 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $2,011,305,121) - See accompanying schedule		$ 2,132,149,576
Cash		869
Receivable for investments sold		3,738,731
Receivable for fund shares sold		1,469,868
Total assets		2,137,359,044

Liabilities
Payable for investments purchased	$ 2,384,097
Payable for fund shares redeemed	2,856,619
Distribution and service plan fees payable	580,186
Total liabilities		5,820,902

Net Assets		$ 2,131,538,142
Net Assets consist of:
Paid in capital		$ 2,208,775,308
Undistributed net investment income		8,231,508
Accumulated undistributed net realized gain (loss) on investments		(206,313,129)
Net unrealized appreciation (depreciation) on investments		120,844,455
Net Assets		$ 2,131,538,142

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,307,035,631 ÷ 115,017,261 shares)		$ 11.36

Maximum offering price per share (100/94.25 of $11.36)		$ 12.05
Class T: Net Asset Value and redemption price per share ($398,847,539 ÷ 35,148,298 shares)		$ 11.35

Maximum offering price per share (100/96.50 of $11.35)		$ 11.76
Class B: Net Asset Value and offering price per share ($67,820,256 ÷ 6,002,741 shares)A		$ 11.30

Class C: Net Asset Value and offering price per share ($95,118,587 ÷ 8,436,616 shares)A		$ 11.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($262,716,129 ÷ 22,974,236 shares)		$ 11.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 11,808,276

Expenses
Distribution and service plan fees	$ 3,533,628
Independent trustees' compensation	3,965
Total expenses before reductions	3,537,593
Expense reductions	(3,965)	3,533,628
Net investment income (loss)		8,274,648
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(66,255,490)
Capital gain distributions from underlying funds	1,703,921
Total net realized gain (loss)		(64,551,569)
Change in net unrealized appreciation (depreciation) on underlying funds		96,128,671
Net gain (loss)		31,577,102
Net increase (decrease) in net assets resulting from operations		$ 39,851,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,274,648	$ 31,695,503
Net realized gain (loss)	(64,551,569)	(9,984,453)
Change in net unrealized appreciation (depreciation)	96,128,671	562,202,605
Net increase (decrease) in net assets resulting from operations	39,851,750	583,913,655
Distributions to shareholders from net investment income	(4,060,878)	(31,327,675)
Distributions to shareholders from net realized gain	(6,270,030)	(15,485,703)
Total distributions	(10,330,908)	(46,813,378)
Share transactions - net increase (decrease)	(4,123,394)	326,679,236
Total increase (decrease) in net assets	25,397,448	863,779,513

Net Assets
Beginning of period	2,106,140,694	1,242,361,181
End of period (including undistributed net investment income of $8,231,508 and undistributed net investment income of $4,017,738, respectively)	$ 2,131,538,142	$ 2,106,140,694

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 7.97	$ 12.73	$ 13.49	$ 12.85	$ 11.53
Income from Investment Operations
Net investment income (loss) E	.05	.20	.25	.28	.24	.19
Net realized and unrealized gain (loss)	.16	3.32	(4.33)	(.49)	.92	1.36
Total from investment operations	.21	3.52	(4.08)	(.21)	1.16	1.55
Distributions from net investment income	(.02)	(.19)	(.25)	(.25)	(.23)	(.16)
Distributions from net realized gain	(.03)	(.09)	(.43)	(.30)	(.30)	(.08)
Total distributions	(.06) K	(.28) J	(.68)	(.55)	(.52) I	(.23) H
Net asset value, end of period	$ 11.36	$ 11.21	$ 7.97	$ 12.73	$ 13.49	$ 12.85
Total Return B, C, D	1.88%	44.32%	(33.34)%	(1.83)%	9.21%	13.62%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	.87% A	1.92%	2.49%	2.07%	1.89%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,307,036	$ 1,238,015	$ 677,210	$ 811,992	$ 511,536	$ 284,466
Portfolio turnover rate	43% A	26%	31%	10%	13%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share. I Total distributions of $.52 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share. J Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.033 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 7.96	$ 12.72	$ 13.47	$ 12.83	$ 11.52
Income from Investment Operations
Net investment income (loss) E	.03	.17	.23	.25	.21	.16
Net realized and unrealized gain (loss)	.17	3.32	(4.34)	(.49)	.92	1.36
Total from investment operations	.20	3.49	(4.11)	(.24)	1.13	1.52
Distributions from net investment income	(.02)	(.16)	(.22)	(.21)	(.19)	(.13)
Distributions from net realized gain	(.03)	(.09)	(.43)	(.30)	(.30)	(.08)
Total distributions	(.05)	(.25) I	(.65)	(.51)	(.49) H	(.21)
Net asset value, end of period	$ 11.35	$ 11.20	$ 7.96	$ 12.72	$ 13.47	$ 12.83
Total Return B, C, D	1.81%	44.02%	(33.56)%	(2.02)%	8.97%	13.28%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	.62% A	1.67%	2.24%	1.82%	1.63%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 398,848	$ 488,097	$ 343,919	$ 458,465	$ 431,886	$ 296,477
Portfolio turnover rate	43% A	26%	31%	10%	13%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.49 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 7.94	$ 12.66	$ 13.41	$ 12.78	$ 11.48
Income from Investment Operations
Net investment income (loss) E	.01	.12	.18	.18	.15	.10
Net realized and unrealized gain (loss)	.16	3.31	(4.31)	(.48)	.91	1.35
Total from investment operations	.17	3.43	(4.13)	(.30)	1.06	1.45
Distributions from net investment income	- H	(.12)	(.16)	(.15)	(.13)	(.08)
Distributions from net realized gain	(.03)	(.09)	(.43)	(.30)	(.30)	(.07)
Total distributions	(.04) K	(.20) J	(.59)	(.45)	(.43) I	(.15)
Net asset value, end of period	$ 11.30	$ 11.17	$ 7.94	$ 12.66	$ 13.41	$ 12.78
Total Return B, C, D	1.50%	43.34%	(33.87)%	(2.51)%	8.40%	12.71%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.12% A	1.17%	1.74%	1.32%	1.13%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,820	$ 71,888	$ 52,871	$ 89,049	$ 85,981	$ 71,232
Portfolio turnover rate	43% A	26%	31%	10%	13%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.43 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.033 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 7.92	$ 12.64	$ 13.40	$ 12.77	$ 11.48
Income from Investment Operations
Net investment income (loss) E	.01	.12	.18	.18	.15	.10
Net realized and unrealized gain (loss)	.16	3.31	(4.31)	(.49)	.91	1.34
Total from investment operations	.17	3.43	(4.13)	(.31)	1.06	1.44
Distributions from net investment income	- H	(.12)	(.16)	(.15)	(.14)	(.08)
Distributions from net realized gain	(.03)	(.09)	(.43)	(.30)	(.30)	(.07)
Total distributions	(.04) K	(.21) J	(.59)	(.45)	(.43) I	(.15)
Net asset value, end of period	$ 11.27	$ 11.14	$ 7.92	$ 12.64	$ 13.40	$ 12.77
Total Return B, C, D	1.51%	43.38%	(33.90)%	(2.56)%	8.45%	12.66%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.12% A	1.17%	1.74%	1.32%	1.14%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,119	$ 93,237	$ 62,702	$ 95,224	$ 85,076	$ 61,442
Portfolio turnover rate	43% A	26%	31%	10%	13%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.43 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share. J Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.033 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 8.01	$ 12.79	$ 13.55	$ 12.90	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.06	.22	.28	.32	.28	.23
Net realized and unrealized gain (loss)	.17	3.34	(4.35)	(.50)	.92	1.36
Total from investment operations	.23	3.56	(4.07)	(.18)	1.20	1.59
Distributions from net investment income	(.03)	(.21)	(.28)	(.28)	(.25)	(.18)
Distributions from net realized gain	(.03)	(.09)	(.43)	(.30)	(.30)	(.08)
Total distributions	(.06)	(.30) I	(.71)	(.58)	(.55) H	(.26)
Net asset value, end of period	$ 11.44	$ 11.27	$ 8.01	$ 12.79	$ 13.55	$ 12.90
Total Return B, C	2.10%	44.65%	(33.16)%	(1.62)%	9.47%	13.88%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.12% A	2.17%	2.74%	2.32%	2.13%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 262,716	$ 214,905	$ 105,660	$ 87,568	$ 38,153	$ 21,212
Portfolio turnover rate	43% A	26%	31%	10%	13%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.55 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share. I Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.8	3.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.6	5.3
Fidelity Advisor Equity Income Fund Institutional Class	1.0	4.3
Fidelity Advisor Growth & Income Fund Institutional Class	6.4	7.9
Fidelity Advisor Large Cap Fund Institutional Class	6.3	7.5
Fidelity Advisor Small Cap Fund Institutional Class	2.3	2.4
Fidelity Series 100 Index Fund	5.1	4.9
Fidelity Series All-Sector Equity Fund	9.0	10.3
Fidelity Series Large Cap Value Fund	8.0	6.3
Fidelity Series Small Cap Opportunities Fund	2.3	2.6
	45.0	51.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.7	5.6
Fidelity Advisor Overseas Fund Institutional Class	3.7	5.6
Fidelity Series International Growth Fund	3.9	1.3
Fidelity Series International Small Cap Fund	0.8	0.3
Fidelity Series International Value Fund	3.8	1.3
	15.9	14.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.7	1.9
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	3.8	1.6
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.3	3.6
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	1.5
Fidelity Series Investment Grade Bond Fund	15.1	15.3
	18.4	20.4
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	0.0*	0.0*
Fidelity Institutional Money Market Portfolio Institutional Class	0.0*	0.0*
	0.0*	0.0*
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.8%
Domestic Equity Funds	45.0%
Developed International Equity Funds	15.9%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	3.8%
Investment Grade Bond Funds	18.4%
Short-Term Funds	0.0%*

Six months ago
Commodity Funds	3.0%
Domestic Equity Funds	51.5%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	1.6%
Investment Grade Bond Funds	20.4%
Short-Term Funds	0.0%*

Expected
Commodity Funds	7.6%
Domestic Equity Funds	43.2%
Developed International Equity Funds	15.7%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	4.6%
Investment Grade Bond Funds	18.5%
Short-Term Funds	0.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Commodity Funds - 6.8%
Fidelity Series Commodity Strategy Fund	9,733,612	$ 106,485,713
Domestic Equity Funds - 45.0%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,442,067	73,026,278
Fidelity Advisor Equity Income Fund Institutional Class	706,345	15,080,472
Fidelity Advisor Growth & Income Fund Institutional Class	6,578,025	101,038,459
Fidelity Advisor Large Cap Fund Institutional Class	6,011,960	99,978,892
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,461,627	35,926,803
Fidelity Series 100 Index Fund	9,906,166	79,843,699
Fidelity Series All-Sector Equity Fund	11,955,621	142,152,332
Fidelity Series Large Cap Value Fund	11,118,517	126,306,352
Fidelity Series Small Cap Opportunities Fund (a)	3,985,411	36,466,514
TOTAL DOMESTIC EQUITY FUNDS		709,819,801
TOTAL DOMESTIC EQUITY FUNDS (Cost $777,416,659)		816,305,514
International Equity Funds - 18.6%

Developed International Equity Funds - 15.9%
Fidelity Advisor Diversified International Fund Institutional Class	3,758,766	57,358,766
Fidelity Advisor Overseas Fund Institutional Class	3,384,796	58,083,097
Fidelity Series International Growth Fund	5,963,190	61,838,280
Fidelity Series International Small Cap Fund	1,130,510	12,424,310
Fidelity Series International Value Fund	6,319,796	60,227,660
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		249,932,113
Emerging Markets Equity Funds - 2.7%
Fidelity Series Emerging Markets Fund	2,359,163	42,606,475
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $275,918,823)		292,538,588
Bond Funds - 29.6%
	Shares	Value
High Yield Bond Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	12,819,150	$ 116,910,649
Inflation-Protected Bond Funds - 3.8%
Fidelity Series Inflation-Protected Bond Index Fund	5,571,129	59,443,946
Investment Grade Bond Funds - 18.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,757,145	52,447,588
Fidelity Advisor Total Bond Fund Institutional Class	1,361	15,063
Fidelity Series Investment Grade Bond Fund	19,883,385	237,606,455
TOTAL INVESTMENT GRADE BOND FUNDS		290,069,106
TOTAL BOND FUNDS (Cost $440,139,536)		466,423,701
Short-Term Funds - 0.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	33,625	311,371
Fidelity Institutional Money Market Portfolio Institutional Class	310,339	310,339
TOTAL SHORT-TERM FUNDS (Cost $620,686)		621,710
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,494,095,704)		1,575,889,513
NET OTHER ASSETS (LIABILITIES) - 0.0%		(405,542)
NET ASSETS - 100%		$ 1,575,483,971
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $53,781,443 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $25,145,573 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,494,095,704) - See accompanying schedule		$ 1,575,889,513
Cash		8
Receivable for investments sold		1,652,951
Receivable for fund shares sold		1,375,994
Total assets		1,578,918,466

Liabilities
Payable for investments purchased	$ 1,397,240
Payable for fund shares redeemed	1,646,886
Distribution and service plan fees payable	390,369
Total liabilities		3,434,495

Net Assets		$ 1,575,483,971
Net Assets consist of:
Paid in capital		$ 1,619,168,560
Undistributed net investment income		5,283,293
Accumulated undistributed net realized gain (loss) on investments		(130,761,691)
Net unrealized appreciation (depreciation) on investments		81,793,809
Net Assets		$ 1,575,483,971

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,071,497,402 ÷ 98,521,069 shares)		$ 10.88

Maximum offering price per share (100/94.25 of $10.88)		$ 11.54
Class T: Net Asset Value and redemption price per share ($236,070,338 ÷ 21,676,579 shares)		$ 10.89

Maximum offering price per share (100/96.50 of $10.89)		$ 11.28
Class B: Net Asset Value and offering price per share ($38,127,887 ÷ 3,533,120 shares)A		$ 10.79

Class C: Net Asset Value and offering price per share ($54,352,890 ÷ 5,047,811 shares)A		$ 10.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($175,435,454 ÷ 16,023,130 shares)		$ 10.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,537,850

Expenses
Distribution and service plan fees	$ 2,270,403
Independent trustees' compensation	2,752
Total expenses before reductions	2,273,155
Expense reductions	(2,752)	2,270,403
Net investment income (loss)		5,267,447
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(44,653,241)
Capital gain distributions from underlying funds	1,361,853
Total net realized gain (loss)		(43,291,388)
Change in net unrealized appreciation (depreciation) on underlying funds		63,579,822
Net gain (loss)		20,288,434
Net increase (decrease) in net assets resulting from operations		$ 25,555,881

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,267,447	$ 20,292,796
Net realized gain (loss)	(43,291,388)	(6,348,081)
Change in net unrealized appreciation (depreciation)	63,579,822	385,554,148
Net increase (decrease) in net assets resulting from operations	25,555,881	399,498,863
Distributions to shareholders from net investment income	(2,395,810)	(20,082,625)
Distributions to shareholders from net realized gain	(4,690,939)	(10,724,553)
Total distributions	(7,086,749)	(30,807,178)
Share transactions - net increase (decrease)	94,804,121	313,035,081
Total increase (decrease) in net assets	113,273,253	681,726,766

Net Assets
Beginning of period	1,462,210,718	780,483,952
End of period (including undistributed net investment income of $5,283,293 and undistributed net investment income of $2,411,656, respectively)	$ 1,575,483,971	$ 1,462,210,718

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 7.51	$ 12.26	$ 13.01	$ 12.34	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.04	.18	.23	.26	.22	.17
Net realized and unrealized gain (loss)	.13	3.32	(4.36)	(.50)	.90	1.39
Total from investment operations	.17	3.50	(4.13)	(.24)	1.12	1.56
Distributions from net investment income	(.02)	(.17)	(.22)	(.22)	(.19)	(.13)
Distributions from net realized gain	(.03)	(.09)	(.40)	(.29)	(.26)	(.05)
Total distributions	(.05)	(.25) H	(.62)	(.51)	(.45)	(.18)
Net asset value, end of period	$ 10.88	$ 10.76	$ 7.51	$ 12.26	$ 13.01	$ 12.34
Total Return B, C, D	1.64%	46.86%	(34.98)%	(2.14)%	9.26%	14.35%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.77% A	1.82%	2.41%	1.95%	1.79%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,071,497	$ 999,687	$ 512,482	$ 558,890	$ 306,544	$ 128,504
Portfolio turnover rate	32% A	19%	29%	10%	3%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 7.52	$ 12.28	$ 13.03	$ 12.35	$ 10.97
Income from Investment Operations
Net investment income (loss) E	.03	.15	.21	.23	.19	.14
Net realized and unrealized gain (loss)	.13	3.34	(4.37)	(.51)	.91	1.39
Total from investment operations	.16	3.49	(4.16)	(.28)	1.10	1.53
Distributions from net investment income	(.01)	(.15)	(.20)	(.18)	(.16)	(.11)
Distributions from net realized gain	(.03)	(.09)	(.40)	(.29)	(.26)	(.05)
Total distributions	(.05) J	(.23) I	(.60)	(.47)	(.42)	(.15) H
Net asset value, end of period	$ 10.89	$ 10.78	$ 7.52	$ 12.28	$ 13.03	$ 12.35
Total Return B, C, D	1.47%	46.60%	(35.20)%	(2.40)%	9.10%	14.07%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.52% A	1.57%	2.16%	1.70%	1.54%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,070	$ 230,003	$ 139,330	$ 173,946	$ 154,042	$ 83,955
Portfolio turnover rate	32% A	19%	29%	10%	3%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.15 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share. I Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share. J Total distributions of $.05 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.034 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 7.47	$ 12.17	$ 12.93	$ 12.26	$ 10.91
Income from Investment Operations
Net investment income (loss) E	- I	.10	.16	.16	.13	.08
Net realized and unrealized gain (loss)	.12	3.32	(4.32)	(.51)	.90	1.38
Total from investment operations	.12	3.42	(4.16)	(.35)	1.03	1.46
Distributions from net investment income	-	(.10)	(.14)	(.12)	(.10)	(.07)
Distributions from net realized gain	(.03)	(.09)	(.40)	(.29)	(.26)	(.04)
Total distributions	(.03)	(.19) H	(.54)	(.41)	(.36)	(.11)
Net asset value, end of period	$ 10.79	$ 10.70	$ 7.47	$ 12.17	$ 12.93	$ 12.26
Total Return B, C, D	1.17%	45.83%	(35.45)%	(2.95)%	8.57%	13.46%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.02% A	1.07%	1.66%	1.20%	1.04%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,128	$ 38,816	$ 27,207	$ 43,016	$ 37,881	$ 27,111
Portfolio turnover rate	32% A	19%	29%	10%	3%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 7.46	$ 12.16	$ 12.92	$ 12.26	$ 10.91
Income from Investment Operations
Net investment income (loss) E	- H	.10	.16	.16	.13	.08
Net realized and unrealized gain (loss)	.13	3.31	(4.32)	(.50)	.89	1.38
Total from investment operations	.13	3.41	(4.16)	(.34)	1.02	1.46
Distributions from net investment income	- H	(.11)	(.14)	(.13)	(.10)	(.07)
Distributions from net realized gain	(.03)	(.09)	(.40)	(.29)	(.26)	(.04)
Total distributions	(.04) J	(.19) I	(.54)	(.42)	(.36)	(.11)
Net asset value, end of period	$ 10.77	$ 10.68	$ 7.46	$ 12.16	$ 12.92	$ 12.26
Total Return B, C, D	1.19%	45.83%	(35.44)%	(2.91)%	8.51%	13.46%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.02% A	1.07%	1.66%	1.20%	1.04%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,353	$ 52,756	$ 31,735	$ 40,426	$ 32,679	$ 20,323
Portfolio turnover rate	32% A	19%	29%	10%	3%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share. J Total distributions of $.04 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.034 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 7.55	$ 12.33	$ 13.08	$ 12.39	$ 10.99
Income from Investment Operations
Net investment income (loss) D	.05	.20	.26	.29	.25	.20
Net realized and unrealized gain (loss)	.13	3.35	(4.39)	(.50)	.91	1.40
Total from investment operations	.18	3.55	(4.13)	(.21)	1.16	1.60
Distributions from net investment income	(.03)	(.19)	(.25)	(.25)	(.21)	(.15)
Distributions from net realized gain	(.03)	(.09)	(.40)	(.29)	(.26)	(.05)
Total distributions	(.06)	(.27) H	(.65)	(.54)	(.47)	(.20)
Net asset value, end of period	$ 10.95	$ 10.83	$ 7.55	$ 12.33	$ 13.08	$ 12.39
Total Return B, C	1.69%	47.31%	(34.83)%	(1.93)%	9.60%	14.69%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.02% A	2.07%	2.66%	2.20%	2.04%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 175,435	$ 140,948	$ 69,731	$ 52,762	$ 13,903	$ 5,167
Portfolio turnover rate	32% A	19%	29%	10%	3%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.3	3.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.9	5.7
Fidelity Advisor Equity Income Fund Institutional Class	1.0	4.7
Fidelity Advisor Growth & Income Fund Institutional Class	6.8	8.6
Fidelity Advisor Large Cap Fund Institutional Class	6.8	8.2
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.6
Fidelity Series 100 Index Fund	5.4	5.4
Fidelity Series All-Sector Equity Fund	9.6	11.2
Fidelity Series Large Cap Value Fund	8.6	6.9
Fidelity Series Small Cap Opportunities Fund	2.5	2.8
	48.0	56.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.9	6.1
Fidelity Advisor Overseas Fund Institutional Class	4.0	6.2
Fidelity Series International Growth Fund	4.2	1.4
Fidelity Series International Small Cap Fund	0.9	0.3
Fidelity Series International Value Fund	4.1	1.4
	17.1	15.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.9	2.0
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	0.9	0.2
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.9	2.8
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	1.1
Fidelity Series Investment Grade Bond Fund	13.5	11.7
	16.4	15.6
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.3%
Domestic Equity Funds	48.0%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	0.9%
Investment Grade Bond Funds	16.4%

Six months ago
Commodity Funds	3.2%
Domestic Equity Funds	56.1%
Developed International Equity Funds	15.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	0.2%
Investment Grade Bond Funds	15.6%

Expected
Commodity Funds	8.1%
Domestic Equity Funds	45.7%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	1.3%
Investment Grade Bond Funds	17.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.3%
	Shares	Value
Commodity Funds - 7.3%
Fidelity Series Commodity Strategy Fund	11,721,521	$ 128,233,437
Domestic Equity Funds - 48.0%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,705,713	86,377,290
Fidelity Advisor Equity Income Fund Institutional Class	790,127	16,869,210
Fidelity Advisor Growth & Income Fund Institutional Class	7,721,022	118,594,892
Fidelity Advisor Large Cap Fund Institutional Class	7,166,225	119,174,323
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,720,992	42,301,983
Fidelity Series 100 Index Fund	11,623,017	93,681,515
Fidelity Series All-Sector Equity Fund	14,114,884	167,825,974
Fidelity Series Large Cap Value Fund	13,240,369	150,410,587
Fidelity Series Small Cap Opportunities Fund (a)	4,726,434	43,246,869
TOTAL DOMESTIC EQUITY FUNDS		838,482,643
TOTAL DOMESTIC EQUITY FUNDS (Cost $910,678,789)		966,716,080
International Equity Funds - 20.0%

Developed International Equity Funds - 17.1%
Fidelity Advisor Diversified International Fund Institutional Class	4,466,494	68,158,691
Fidelity Advisor Overseas Fund Institutional Class	4,030,903	69,170,299
Fidelity Series International Growth Fund	7,173,275	74,386,859
Fidelity Series International Small Cap Fund	1,366,469	15,017,499
Fidelity Series International Value Fund	7,593,232	72,363,505
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		299,096,853

	Shares	Value
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund	2,800,941	$ 50,584,993
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $327,187,312)		349,681,846
Bond Funds - 24.7%

High Yield Bond Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	14,169,553	129,226,320
Inflation-Protected Bond Funds - 0.9%
Fidelity Series Inflation-Protected Bond Index Fund	1,395,093	14,885,646
Investment Grade Bond Funds - 16.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,674,321	51,693,065
Fidelity Advisor Total Bond Fund Institutional Class	1,400	15,501
Fidelity Series Investment Grade Bond Fund	19,685,768	235,244,925
TOTAL INVESTMENT GRADE BOND FUNDS		286,953,491
TOTAL BOND FUNDS (Cost $406,472,956)		431,065,457
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,644,339,057)		1,747,463,383
NET OTHER ASSETS (LIABILITIES) - 0.0%		(474,467)
NET ASSETS - 100%		$ 1,746,988,916
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $75,012,132 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $40,381,036 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,644,339,057) - See accompanying schedule		$ 1,747,463,383
Cash		2,482
Receivable for investments sold		2,099,408
Receivable for fund shares sold		1,699,316
Total assets		1,751,264,589

Liabilities
Payable for investments purchased	$ 1,411,982
Payable for fund shares redeemed	2,404,821
Distribution and service plan fees payable	458,870
Total liabilities		4,275,673

Net Assets		$ 1,746,988,916
Net Assets consist of:
Paid in capital		$ 1,832,703,849
Undistributed net investment income		5,116,149
Accumulated undistributed net realized gain (loss) on investments		(193,955,408)
Net unrealized appreciation (depreciation) on investments		103,124,326
Net Assets		$ 1,746,988,916

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,097,107,067 ÷ 96,557,883 shares)		$ 11.36

Maximum offering price per share (100/94.25 of $11.36)		$ 12.05
Class T: Net Asset Value and redemption price per share ($317,994,459 ÷ 28,094,299 shares)		$ 11.32

Maximum offering price per share (100/96.50 of $11.32)		$ 11.73
Class B: Net Asset Value and offering price per share ($49,627,378 ÷ 4,405,997 shares)A		$ 11.26

Class C: Net Asset Value and offering price per share ($62,464,328 ÷ 5,556,197 shares)A		$ 11.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($219,795,684 ÷ 19,253,896 shares)		$ 11.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,943,379

Expenses
Distribution and service plan fees	$ 2,773,028
Independent trustees' compensation	3,208
Total expenses before reductions	2,776,236
Expense reductions	(3,208)	2,773,028
Net investment income (loss)		5,170,351
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(70,322,785)
Capital gain distributions from underlying fund shares	1,695,425
Total net realized gain (loss)		(68,627,360)
Change in net unrealized appreciation (depreciation) on underlying funds		85,531,687
Net gain (loss)		16,904,327
Net increase (decrease) in net assets resulting from operations		$ 22,074,678

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,170,351	$ 20,740,984
Net realized gain (loss)	(68,627,360)	(16,413,025)
Change in net unrealized appreciation (depreciation)	85,531,687	493,374,347
Net increase (decrease) in net assets resulting from operations	22,074,678	497,702,306
Distributions to shareholders from net investment income	(2,440,191)	(19,871,061)
Distributions to shareholders from net realized gain	(5,804,643)	(13,024,758)
Total distributions	(8,244,834)	(32,895,819)
Share transactions - net increase (decrease)	26,804,277	319,644,448
Total increase (decrease) in net assets	40,634,121	784,450,935

Net Assets
Beginning of period	1,706,354,795	921,903,860
End of period (including undistributed net investment income of $5,116,149 and undistributed net investment income of $2,385,989, respectively)	$ 1,746,988,916	$ 1,706,354,795

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 7.69	$ 13.29	$ 14.27	$ 13.47	$ 11.81
Income from Investment Operations
Net investment income (loss) E	.04	.16	.21	.22	.20	.15
Net realized and unrealized gain (loss)	.09	3.68	(5.10)	(.63)	1.09	1.70
Total from investment operations	.13	3.84	(4.89)	(.41)	1.29	1.85
Distributions from net investment income	(.02)	(.15)	(.21)	(.19)	(.18)	(.11)
Distributions from net realized gain	(.04)	(.09)	(.50)	(.38)	(.31)	(.08)
Total distributions	(.06)	(.24) H	(.71)	(.57)	(.49)	(.19)
Net asset value, end of period	$ 11.36	$ 11.29	$ 7.69	$ 13.29	$ 14.27	$ 13.47
Total Return B, C, D	1.15%	50.17%	(38.49)%	(3.22)%	9.82%	15.84%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	.68% A	1.61%	2.08%	1.53%	1.49%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,097,107	$ 1,030,972	$ 527,042	$ 626,641	$ 343,345	$ 156,916
Portfolio turnover rate	41% A	20%	22%	10%	8%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 7.67	$ 13.25	$ 14.23	$ 13.43	$ 11.78
Income from Investment Operations
Net investment income (loss) E	.02	.14	.19	.19	.17	.11
Net realized and unrealized gain (loss)	.10	3.66	(5.09)	(.64)	1.09	1.70
Total from investment operations	.12	3.80	(4.90)	(.45)	1.26	1.81
Distributions from net investment income	(.01)	(.13)	(.18)	(.15)	(.15)	(.09)
Distributions from net realized gain	(.04)	(.09)	(.50)	(.38)	(.31)	(.08)
Total distributions	(.05)	(.22) I	(.68)	(.53)	(.46)	(.16) H
Net asset value, end of period	$ 11.32	$ 11.25	$ 7.67	$ 13.25	$ 14.23	$ 13.43
Total Return B, C, D	1.08%	49.72%	(38.62)%	(3.49)%	9.59%	15.52%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	.43% A	1.36%	1.83%	1.28%	1.24%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 317,994	$ 382,092	$ 236,333	$ 297,618	$ 281,508	$ 184,029
Portfolio turnover rate	41% A	20%	22%	10%	8%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.16 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share. I Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 7.64	$ 13.17	$ 14.15	$ 13.37	$ 11.74
Income from Investment Operations
Net investment income (loss) E	- I	.09	.14	.11	.10	.05
Net realized and unrealized gain (loss)	.08	3.65	(5.06)	(.63)	1.08	1.70
Total from investment operations	.08	3.74	(4.92)	(.52)	1.18	1.75
Distributions from net investment income	-	(.08)	(.11)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.03)	(.09)	(.50)	(.37)	(.31)	(.07)
Total distributions	(.03)	(.17) H	(.61)	(.46)	(.40)	(.12)
Net asset value, end of period	$ 11.26	$ 11.21	$ 7.64	$ 13.17	$ 14.15	$ 13.37
Total Return B, C, D	.77%	49.07%	(38.94)%	(3.96)%	8.98%	14.96%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	(.07)% A	.86%	1.33%	.78%	.74%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,627	$ 51,360	$ 35,701	$ 60,367	$ 56,845	$ 43,099
Portfolio turnover rate	41% A	20%	22%	10%	8%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 7.63	$ 13.17	$ 14.15	$ 13.37	$ 11.74
Income from Investment Operations
Net investment income (loss) E	- I	.09	.14	.11	.10	.05
Net realized and unrealized gain (loss)	.09	3.65	(5.06)	(.63)	1.08	1.70
Total from investment operations	.09	3.74	(4.92)	(.52)	1.18	1.75
Distributions from net investment income	-	(.08)	(.12)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.04)	(.09)	(.50)	(.37)	(.31)	(.07)
Total distributions	(.04)	(.18) H	(.62)	(.46)	(.40)	(.12)
Net asset value, end of period	$ 11.24	$ 11.19	$ 7.63	$ 13.17	$ 14.15	$ 13.37
Total Return B, C, D	.78%	49.06%	(38.96)%	(3.95)%	9.00%	14.99%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	(.07)% A	.86%	1.33%	.78%	.74%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,464	$ 63,700	$ 40,294	$ 58,768	$ 54,338	$ 37,940
Portfolio turnover rate	41% A	20%	22%	10%	8%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 7.72	$ 13.34	$ 14.32	$ 13.51	$ 11.84
Income from Investment Operations
Net investment income (loss) D	.05	.19	.23	.26	.24	.18
Net realized and unrealized gain (loss)	.10	3.69	(5.11)	(.64)	1.09	1.71
Total from investment operations	.15	3.88	(4.88)	(.38)	1.33	1.89
Distributions from net investment income	(.02)	(.17)	(.24)	(.22)	(.21)	(.13)
Distributions from net realized gain	(.04)	(.09)	(.50)	(.38)	(.31)	(.09)
Total distributions	(.06)	(.27) H	(.74)	(.60)	(.52)	(.22)
Net asset value, end of period	$ 11.42	$ 11.33	$ 7.72	$ 13.34	$ 14.32	$ 13.51
Total Return B, C	1.38%	50.42%	(38.31)%	(3.01)%	10.08%	16.10%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.93% A	1.86%	2.33%	1.78%	1.74%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,796	$ 178,232	$ 82,534	$ 69,011	$ 24,902	$ 10,918
Portfolio turnover rate	41% A	20%	22%	10%	8%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.0	3.5
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.5	6.2
Fidelity Advisor Equity Income Fund Institutional Class	1.1	5.0
Fidelity Advisor Growth & Income Fund Institutional Class	7.5	9.2
Fidelity Advisor Large Cap Fund Institutional Class	7.5	8.9
Fidelity Advisor Small Cap Fund Institutional Class	2.7	2.8
Fidelity Series 100 Index Fund	6.0	5.8
Fidelity Series All-Sector Equity Fund	10.6	12.1
Fidelity Series Large Cap Value Fund	9.4	7.4
Fidelity Series Small Cap Opportunities Fund	2.7	3.1
	53.0	60.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.3	6.6
Fidelity Advisor Overseas Fund Institutional Class	4.4	6.6
Fidelity Series International Growth Fund	4.6	1.6
Fidelity Series International Small Cap Fund	0.9	0.3
Fidelity Series International Value Fund	4.5	1.5
	18.7	16.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.2	2.2
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.5
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.7	1.7
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	0.7
Fidelity Series Investment Grade Bond Fund	8.0	7.3
	9.7	9.7
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.0%
Domestic Equity Funds	53.0%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.4%
Investment Grade Bond Funds	9.7%

Six months ago
Commodity Funds	3.5%
Domestic Equity Funds	60.5%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.7%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.3%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.0%
	Shares	Value
Commodity Funds - 8.0%
Fidelity Series Commodity Strategy Fund	7,709,327	$ 84,340,042
Domestic Equity Funds - 53.0%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,142,611	57,861,821
Fidelity Advisor Equity Income Fund Institutional Class	553,020	11,806,985
Fidelity Advisor Growth & Income Fund Institutional Class	5,213,298	80,076,253
Fidelity Advisor Large Cap Fund Institutional Class	4,760,029	79,159,275
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,156,315	28,422,221
Fidelity Series 100 Index Fund	7,846,849	63,245,599
Fidelity Series All-Sector Equity Fund	9,456,124	112,433,314
Fidelity Series Large Cap Value Fund	8,806,430	100,041,048
Fidelity Series Small Cap Opportunities Fund (a)	3,156,224	28,879,445
TOTAL DOMESTIC EQUITY FUNDS		561,925,961
TOTAL DOMESTIC EQUITY FUNDS (Cost $619,041,557)		646,266,003
International Equity Funds - 21.9%

Developed International Equity Funds - 18.7%
Fidelity Advisor Diversified International Fund Institutional Class	2,977,424	45,435,490
Fidelity Advisor Overseas Fund Institutional Class	2,678,923	45,970,318
Fidelity Series International Growth Fund	4,720,057	48,946,988
Fidelity Series International Small Cap Fund	896,815	9,855,992
Fidelity Series International Value Fund	5,003,187	47,680,373
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		197,889,161

	Shares	Value
Emerging Markets Equity Funds - 3.2%
Fidelity Series Emerging Markets Fund	1,864,326	$ 33,669,735
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $217,385,641)		231,558,896
Bond Funds - 17.1%

High Yield Bond Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	8,593,396	78,371,776
Investment Grade Bond Funds - 9.7%
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,029,062	18,484,753
Fidelity Advisor Total Bond Fund Institutional Class	462	5,119
Fidelity Series Investment Grade Bond Fund	7,096,260	84,800,301
TOTAL INVESTMENT GRADE BOND FUNDS		103,290,173
TOTAL BOND FUNDS (Cost $170,660,490)		181,661,949
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,007,087,688)		1,059,486,848
NET OTHER ASSETS (LIABILITIES) - 0.0%		(256,119)
NET ASSETS - 100%		$ 1,059,230,729
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $37,616,185 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $14,528,420 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,007,087,688) - See accompanying schedule		$ 1,059,486,848
Cash		12
Receivable for investments sold		1,114,687
Receivable for fund shares sold		1,188,416
Total assets		1,061,789,963

Liabilities
Payable for investments purchased	$ 460,845
Payable for fund shares redeemed	1,842,417
Distribution and service plan fees payable	255,972
Total liabilities		2,559,234

Net Assets		$ 1,059,230,729
Net Assets consist of:
Paid in capital		$ 1,096,643,358
Undistributed net investment income		2,263,604
Accumulated undistributed net realized gain (loss) on investments		(92,075,393)
Net unrealized appreciation (depreciation) on investments		52,399,160
Net Assets		$ 1,059,230,729

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($720,509,866 ÷ 67,473,169 shares)		$ 10.68

Maximum offering price per share (100/94.25 of $10.68)		$ 11.33
Class T: Net Asset Value and redemption price per share ($151,829,222 ÷ 14,291,101 shares)		$ 10.62

Maximum offering price per share (100/96.50 of $10.62)		$ 11.01
Class B: Net Asset Value and offering price per share ($27,030,336 ÷ 2,566,060 shares)A		$ 10.53

Class C: Net Asset Value and offering price per share ($31,468,160 ÷ 2,987,545 shares)A		$ 10.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($128,393,145 ÷ 11,965,232 shares)		$ 10.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,716,770

Expenses
Distribution and service plan fees	$ 1,478,892
Independent trustees' compensation	1,822
Total expenses before reductions	1,480,714
Expense reductions	(1,822)	1,478,892
Net investment income (loss)		2,237,878
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(34,318,252)
Capital gain distributions from underlying funds	1,070,150
Total net realized gain (loss)		(33,248,102)
Change in net unrealized appreciation (depreciation) on underlying funds		41,726,489
Net gain (loss)		8,478,387
Net increase (decrease) in net assets resulting from operations		$ 10,716,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,237,878	$ 10,755,699
Net realized gain (loss)	(33,248,102)	(5,148,261)
Change in net unrealized appreciation (depreciation)	41,726,489	267,687,993
Net increase (decrease) in net assets resulting from operations	10,716,265	273,295,431
Distributions to shareholders from net investment income	(847,928)	(10,794,748)
Distributions to shareholders from net realized gain	(3,762,336)	(6,934,476)
Total distributions	(4,610,264)	(17,729,224)
Share transactions - net increase (decrease)	84,537,249	237,182,238
Total increase (decrease) in net assets	90,643,250	492,748,445

Net Assets
Beginning of period	968,587,479	475,839,034
End of period (including undistributed net investment income of $2,263,604 and undistributed net investment income of $873,654, respectively)	$ 1,059,230,729	$ 968,587,479

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 7.18	$ 12.53	$ 13.44	$ 12.67	$ 11.06
Income from Investment Operations
Net investment income (loss) E	.03	.14	.20	.20	.19	.14
Net realized and unrealized gain (loss)	.05	3.55	(4.92)	(.60)	1.02	1.62
Total from investment operations	.08	3.69	(4.72)	(.40)	1.21	1.76
Distributions from net investment income	(.01)	(.14)	(.18)	(.17)	(.15)	(.11)
Distributions from net realized gain	(.04)	(.08)	(.45)	(.34)	(.29)	(.04)
Total distributions	(.05)	(.22)	(.63) I	(.51)	(.44) H	(.15)
Net asset value, end of period	$ 10.68	$ 10.65	$ 7.18	$ 12.53	$ 13.44	$ 12.67
Total Return B, C, D	.79%	51.59%	(39.29)%	(3.34)%	9.74%	16.03%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.51% A	1.51%	2.04%	1.51%	1.48%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 720,510	$ 669,450	$ 314,996	$ 336,805	$ 146,175	$ 49,877
Portfolio turnover rate	30% A	16%	21%	9%	5%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.44 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share. I Total distributions of $.63 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 7.15	$ 12.47	$ 13.38	$ 12.62	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.01	.12	.17	.17	.16	.11
Net realized and unrealized gain (loss)	.06	3.53	(4.89)	(.62)	1.01	1.63
Total from investment operations	.07	3.65	(4.72)	(.45)	1.17	1.74
Distributions from net investment income	- H	(.12)	(.16)	(.13)	(.13)	(.10)
Distributions from net realized gain	(.04)	(.08)	(.45)	(.33)	(.28)	(.04)
Total distributions	(.05) K	(.20)	(.60) J	(.46)	(.41) I	(.14)
Net asset value, end of period	$ 10.62	$ 10.60	$ 7.15	$ 12.47	$ 13.38	$ 12.62
Total Return B, C, D	.64%	51.17%	(39.42)%	(3.66)%	9.46%	15.84%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.26% A	1.26%	1.79%	1.26%	1.23%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 151,829	$ 143,106	$ 81,463	$ 99,531	$ 84,368	$ 45,421
Portfolio turnover rate	30% A	16%	21%	9%	5%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.41 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share. J Total distributions of $.60 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.041 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 7.10	$ 12.38	$ 13.29	$ 12.54	$ 10.98
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.13	.10	.09	.05
Net realized and unrealized gain (loss)	.05	3.50	(4.86)	(.61)	1.02	1.61
Total from investment operations	.04	3.57	(4.73)	(.51)	1.11	1.66
Distributions from net investment income	-	(.07)	(.10)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.03)	(.08)	(.45)	(.32)	(.27)	(.04)
Total distributions	(.03)	(.15)	(.55) I	(.40)	(.36) H	(.10)
Net asset value, end of period	$ 10.53	$ 10.52	$ 7.10	$ 12.38	$ 13.29	$ 12.54
Total Return B, C, D	.42%	50.43%	(39.76)%	(4.10)%	8.98%	15.17%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.24)% A	.76%	1.30%	.76%	.73%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,030	$ 27,408	$ 17,892	$ 27,854	$ 23,065	$ 15,351
Portfolio turnover rate	30% A	16%	21%	9%	5%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.36 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share. I Total distributions of $.55 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 7.11	$ 12.39	$ 13.30	$ 12.55	$ 10.99
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.12	.10	.09	.05
Net realized and unrealized gain (loss)	.05	3.50	(4.85)	(.61)	1.02	1.61
Total from investment operations	.04	3.57	(4.73)	(.51)	1.11	1.66
Distributions from net investment income	-	(.08)	(.11)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.03)	(.08)	(.45)	(.32)	(.27)	(.04)
Total distributions	(.03)	(.16)	(.55) I	(.40)	(.36) H	(.10)
Net asset value, end of period	$ 10.53	$ 10.52	$ 7.11	$ 12.39	$ 13.30	$ 12.55
Total Return B, C, D	.43%	50.28%	(39.70)%	(4.10)%	8.99%	15.15%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.24)% A	.76%	1.29%	.76%	.73%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,468	$ 30,994	$ 17,821	$ 23,168	$ 19,041	$ 12,023
Portfolio turnover rate	30% A	16%	21%	9%	5%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.36 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share. I Total distributions of $.55 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 7.21	$ 12.57	$ 13.49	$ 12.71	$ 11.07
Income from Investment Operations
Net investment income (loss) D	.04	.17	.22	.24	.22	.17
Net realized and unrealized gain (loss)	.06	3.55	(4.93)	(.62)	1.02	1.64
Total from investment operations	.10	3.72	(4.71)	(.38)	1.24	1.81
Distributions from net investment income	(.02)	(.16)	(.21)	(.20)	(.18)	(.13)
Distributions from net realized gain	(.04)	(.08)	(.45)	(.34)	(.29)	(.04)
Total distributions	(.06)	(.24)	(.65) I	(.54)	(.46) H	(.17)
Net asset value, end of period	$ 10.73	$ 10.69	$ 7.21	$ 12.57	$ 13.49	$ 12.71
Total Return B, C	.94%	51.81%	(39.08)%	(3.19)%	9.98%	16.45%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.76% A	1.76%	2.29%	1.76%	1.72%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,393	$ 97,629	$ 43,667	$ 34,162	$ 6,371	$ 2,207
Portfolio turnover rate	30% A	16%	21%	9%	5%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share. I Total distributions of $.65 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.2	3.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.5	6.3
Fidelity Advisor Equity Income Fund Institutional Class	1.1	5.1
Fidelity Advisor Growth & Income Fund Institutional Class	7.5	9.4
Fidelity Advisor Large Cap Fund Institutional Class	7.6	9.0
Fidelity Advisor Small Cap Fund Institutional Class	2.7	2.9
Fidelity Series 100 Index Fund	6.0	5.9
Fidelity Series All-Sector Equity Fund	10.7	12.2
Fidelity Series Large Cap Value Fund	9.6	7.5
Fidelity Series Small Cap Opportunities Fund	2.8	3.1
	53.5	61.4
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.3	6.7
Fidelity Advisor Overseas Fund Institutional Class	4.4	6.7
Fidelity Series International Growth Fund	4.8	1.6
Fidelity Series International Small Cap Fund	1.0	0.3
Fidelity Series International Value Fund	4.6	1.6
	19.1	16.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.2	2.2
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	8.4	8.8
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.3	1.3
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	0.5
Fidelity Series Investment Grade Bond Fund	6.3	5.3
	7.6	7.1
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.2%
Domestic Equity Funds	53.5%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	8.4%
Investment Grade Bond Funds	7.6%

Six months ago
Commodity Funds	3.6%
Domestic Equity Funds	61.4%
Developed International Equity Funds	16.9%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	8.8%
Investment Grade Bond Funds	7.1%

Expected
Commodity Funds	9.2%
Domestic Equity Funds	51.9%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	8.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Commodity Funds - 8.2%
Fidelity Series Commodity Strategy Fund	9,091,846	$ 99,464,793
Domestic Equity Funds - 53.5%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,320,980	66,894,446
Fidelity Advisor Equity Income Fund Institutional Class	618,082	13,196,047
Fidelity Advisor Growth & Income Fund Institutional Class	5,971,588	91,723,598
Fidelity Advisor Large Cap Fund Institutional Class	5,547,393	92,253,139
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,334,507	32,802,191
Fidelity Series 100 Index Fund	9,015,982	72,668,812
Fidelity Series All-Sector Equity Fund	10,923,098	129,875,637
Fidelity Series Large Cap Value Fund	10,243,123	116,361,873
Fidelity Series Small Cap Opportunities Fund (a)	3,669,192	33,573,110
TOTAL DOMESTIC EQUITY FUNDS		649,348,853
TOTAL DOMESTIC EQUITY FUNDS (Cost $764,240,089)		748,813,646
International Equity Funds - 22.3%

Developed International Equity Funds - 19.1%
Fidelity Advisor Diversified International Fund Institutional Class	3,452,188	52,680,395
Fidelity Advisor Overseas Fund Institutional Class	3,113,258	53,423,510
Fidelity Series International Growth Fund	5,561,105	57,668,655
Fidelity Series International Small Cap Fund	1,063,260	11,685,229
Fidelity Series International Value Fund	5,896,629	56,194,871
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		231,652,660

	Shares	Value
Emerging Markets Equity Funds - 3.2%
Fidelity Series Emerging Markets Fund	2,167,525	$ 39,145,505
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $289,856,292)		270,798,165
Bond Funds - 16.0%

High Yield Bond Funds - 8.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	11,145,506	101,647,019
Investment Grade Bond Funds - 7.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,830,286	16,673,904
Fidelity Advisor Total Bond Fund Institutional Class	452	5,006
Fidelity Series Investment Grade Bond Fund	6,387,370	76,329,070
TOTAL INVESTMENT GRADE BOND FUNDS		93,007,980
TOTAL BOND FUNDS (Cost $195,373,909)		194,654,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,249,470,290)		1,214,266,810
NET OTHER ASSETS (LIABILITIES) - 0.0%		(340,207)
NET ASSETS - 100%		$ 1,213,926,603
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $36,100,262 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,249,470,290) - See accompanying schedule		$ 1,214,266,810
Cash		7
Receivable for investments sold		3,396,023
Receivable for fund shares sold		1,698,302
Total assets		1,219,361,142

Liabilities
Payable for investments purchased	$ 261,948
Payable for fund shares redeemed	4,837,423
Distribution and service plan fees payable	335,168
Total liabilities		5,434,539

Net Assets		$ 1,213,926,603
Net Assets consist of:
Paid in capital		$ 1,284,311,135
Undistributed net investment income		2,496,780
Accumulated undistributed net realized gain (loss) on investments		(37,677,832)
Net unrealized appreciation (depreciation) on investments		(35,203,480)
Net Assets		$ 1,213,926,603

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($707,958,148 ÷ 62,130,052 shares)		$ 11.39

Maximum offering price per share (100/94.25 of $11.39)		$ 12.08
Class T: Net Asset Value and redemption price per share ($252,140,079 ÷ 22,205,688 shares)		$ 11.35

Maximum offering price per share (100/96.50 of $11.35)		$ 11.76
Class B: Net Asset Value and offering price per share ($42,020,133 ÷ 3,732,764 shares)A		$ 11.26

Class C: Net Asset Value and offering price per share ($53,353,704 ÷ 4,744,771 shares)A		$ 11.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($158,454,539 ÷ 13,841,845 shares)		$ 11.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,553,600

Expenses
Distribution and service plan fees	$ 2,023,479
Independent trustees' compensation	2,228
Total expenses before reductions	2,025,707
Expense reductions	(2,228)	2,023,479
Net investment income (loss)		2,530,121
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,122,086
Capital gain distributions from underlying Funds	1,306,901
Total net realized gain (loss)		3,428,987
Change in net unrealized appreciation (depreciation) on underlying funds		3,323,016
Net gain (loss)		6,752,003
Net increase (decrease) in net assets resulting from operations		$ 9,282,124

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,530,121	$ 13,624,680
Net realized gain (loss)	3,428,987	36,682,501
Change in net unrealized appreciation (depreciation)	3,323,016	319,580,977
Net increase (decrease) in net assets resulting from operations	9,282,124	369,888,158
Distributions to shareholders from net investment income	(960,067)	(13,844,304)
Distributions to shareholders from net realized gain	(4,712,476)	(8,692,491)
Total distributions	(5,672,543)	(22,536,795)
Share transactions - net increase (decrease)	15,503,485	202,733,553
Total increase (decrease) in net assets	19,113,066	550,084,916

Net Assets
Beginning of period	1,194,813,537	644,728,621
End of period (including undistributed net investment income of $2,496,780 and undistributed net investment income of $926,726, respectively)	$ 1,213,926,603	$ 1,194,813,537

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 7.59	$ 13.57	$ 14.69	$ 13.83	$ 12.03
Income from Investment Operations
Net investment income (loss) E	.03	.15	.21	.22	.21	.15
Net realized and unrealized gain (loss)	.05	3.87	(5.44)	(.74)	1.16	1.84
Total from investment operations	.08	4.02	(5.23)	(.52)	1.37	1.99
Distributions from net investment income	(.01)	(.15)	(.20)	(.20)	(.18)	(.12)
Distributions from net realized gain	(.05)	(.09)	(.56)	(.40)	(.33)	(.07)
Total distributions	(.06)	(.24)	(.75) I	(.60)	(.51) H	(.19)
Net asset value, end of period	$ 11.39	$ 11.37	$ 7.59	$ 13.57	$ 14.69	$ 13.83
Total Return B, C, D	.70%	53.15%	(40.42)%	(3.92)%	10.09%	16.65%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	.52% A	1.52%	2.02%	1.47%	1.48%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 707,958	$ 670,673	$ 342,357	$ 428,381	$ 263,733	$ 133,817
Portfolio turnover rate	41% A	18%	18%	9%	7%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.51 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share. I Total distributions of $.75 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 7.57	$ 13.54	$ 14.64	$ 13.79	$ 12.00
Income from Investment Operations
Net investment income (loss) E	.01	.13	.18	.18	.17	.12
Net realized and unrealized gain (loss)	.05	3.86	(5.43)	(.72)	1.16	1.83
Total from investment operations	.06	3.99	(5.25)	(.54)	1.33	1.95
Distributions from net investment income	- H	(.13)	(.17)	(.16)	(.15)	(.10)
Distributions from net realized gain	(.05)	(.09)	(.56)	(.40)	(.33)	(.06)
Total distributions	(.05)	(.22)	(.72) J	(.56)	(.48) I	(.16)
Net asset value, end of period	$ 11.35	$ 11.34	$ 7.57	$ 13.54	$ 14.64	$ 13.79
Total Return B, C, D	.55%	52.83%	(40.61)%	(4.05)%	9.81%	16.35%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	.27% A	1.27%	1.77%	1.22%	1.23%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 252,140	$ 300,594	$ 181,917	$ 238,675	$ 221,815	$ 136,679
Portfolio turnover rate	41% A	18%	18%	9%	7%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.48 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share. J Total distributions of $.72 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 7.52	$ 13.42	$ 14.53	$ 13.70	$ 11.94
Income from Investment Operations
Net investment income (loss) E	(.01)	.08	.13	.11	.10	.05
Net realized and unrealized gain (loss)	.05	3.83	(5.37)	(.73)	1.14	1.83
Total from investment operations	.04	3.91	(5.24)	(.62)	1.24	1.88
Distributions from net investment income	-	(.08)	(.11)	(.10)	(.10)	(.06)
Distributions from net realized gain	(.04)	(.09)	(.55)	(.39)	(.32)	(.06)
Total distributions	(.04)	(.17)	(.66) I	(.49)	(.41) H	(.12)
Net asset value, end of period	$ 11.26	$ 11.26	$ 7.52	$ 13.42	$ 14.53	$ 13.70
Total Return B, C, D	.33%	52.08%	(40.85)%	(4.59)%	9.25%	15.81%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	(.23)% A	.77%	1.28%	.72%	.73%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,020	$ 43,773	$ 29,479	$ 50,827	$ 46,110	$ 32,658
Portfolio turnover rate	41% A	18%	18%	9%	7%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.41 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share. I Total distributions of $.66 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 7.51	$ 13.42	$ 14.52	$ 13.70	$ 11.94
Income from Investment Operations
Net investment income (loss) E	(.01)	.08	.13	.11	.10	.05
Net realized and unrealized gain (loss)	.04	3.83	(5.37)	(.72)	1.13	1.83
Total from investment operations	.03	3.91	(5.24)	(.61)	1.23	1.88
Distributions from net investment income	-	(.08)	(.12)	(.10)	(.10)	(.06)
Distributions from net realized gain	(.04)	(.09)	(.55)	(.39)	(.32)	(.06)
Total distributions	(.04)	(.17)	(.67) I	(.49)	(.41) H	(.12)
Net asset value, end of period	$ 11.24	$ 11.25	$ 7.51	$ 13.42	$ 14.52	$ 13.70
Total Return B, C, D	.24%	52.18%	(40.91)%	(4.54)%	9.17%	15.82%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	(.23)% A	.77%	1.28%	.72%	.73%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,354	$ 53,334	$ 34,036	$ 54,549	$ 54,022	$ 38,947
Portfolio turnover rate	41% A	18%	18%	9%	7%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.41 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share. I Total distributions of $.67 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 7.62	$ 13.62	$ 14.74	$ 13.87	$ 12.05
Income from Investment Operations
Net investment income (loss) D	.04	.18	.23	.25	.24	.18
Net realized and unrealized gain (loss)	.05	3.88	(5.45)	(.74)	1.17	1.85
Total from investment operations	.09	4.06	(5.22)	(.49)	1.41	2.03
Distributions from net investment income	(.02)	(.17)	(.22)	(.23)	(.21)	(.14)
Distributions from net realized gain	(.05)	(.09)	(.56)	(.40)	(.33)	(.07)
Total distributions	(.06) J	(.26)	(.78) I	(.63)	(.54) H	(.21)
Net asset value, end of period	$ 11.45	$ 11.42	$ 7.62	$ 13.62	$ 14.74	$ 13.87
Total Return B, C	.84%	53.53%	(40.24)%	(3.70)%	10.36%	16.99%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A,G	.00% G	.00% G	.00% G	.00% G	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.77% A	1.77%	2.27%	1.72%	1.73%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,455	$ 126,440	$ 56,940	$ 46,457	$ 19,197	$ 7,227
Portfolio turnover rate	41% A	18%	18%	9%	7%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than .01%. H Total distributions of $.54 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share. I Total distributions of $.78 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.2	3.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.6	6.3
Fidelity Advisor Equity Income Fund Institutional Class	1.1	5.1
Fidelity Advisor Growth & Income Fund Institutional Class	7.8	9.5
Fidelity Advisor Large Cap Fund Institutional Class	7.7	9.1
Fidelity Advisor Small Cap Fund Institutional Class	2.8	2.9
Fidelity Series 100 Index Fund	6.2	6.0
Fidelity Series All-Sector Equity Fund	10.9	12.4
Fidelity Series Large Cap Value Fund	9.7	7.7
Fidelity Series Small Cap Opportunities Fund	2.8	3.1
	54.6	62.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.4	6.8
Fidelity Advisor Overseas Fund Institutional Class	4.4	6.8
Fidelity Series International Growth Fund	4.8	1.6
Fidelity Series International Small Cap Fund	0.9	0.3
Fidelity Series International Value Fund	4.7	1.6
	19.2	17.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.3	2.3
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.8	9.9
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.9	0.8
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	0.4
Fidelity Series Investment Grade Bond Fund	4.0	3.7
	4.9	4.9
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.2%
Domestic Equity Funds	54.6%
Developed International Equity Funds	19.2%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	9.8%
Investment Grade Bond Funds	4.9%

Six months ago
Commodity Funds	3.7%
Domestic Equity Funds	62.1%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	4.9%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.8%
	Shares	Value
Commodity Funds - 8.2%
Fidelity Series Commodity Strategy Fund	2,575,191	$ 28,172,591
Domestic Equity Funds - 54.6%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	380,276	19,257,175
Fidelity Advisor Equity Income Fund Institutional Class	181,101	3,866,502
Fidelity Advisor Growth & Income Fund Institutional Class	1,735,272	26,653,773
Fidelity Advisor Large Cap Fund Institutional Class	1,587,106	26,393,570
Fidelity Advisor Small Cap Fund Institutional Class (a)	385,895	9,485,296
Fidelity Series 100 Index Fund	2,622,878	21,140,399
Fidelity Series All-Sector Equity Fund	3,155,117	37,514,338
Fidelity Series Large Cap Value Fund	2,947,921	33,488,382
Fidelity Series Small Cap Opportunities Fund (a)	1,052,615	9,631,431
TOTAL DOMESTIC EQUITY FUNDS		187,430,866
TOTAL DOMESTIC EQUITY FUNDS (Cost $201,249,969)		215,603,457
International Equity Funds - 22.5%

Developed International Equity Funds - 19.2%
Fidelity Advisor Diversified International Fund Institutional Class	991,396	15,128,703
Fidelity Advisor Overseas Fund Institutional Class	889,817	15,269,253
Fidelity Series International Growth Fund	1,576,569	16,349,020
Fidelity Series International Small Cap Fund	296,986	3,263,876
Fidelity Series International Value Fund	1,675,764	15,970,032
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		65,980,884

	Shares	Value
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund	622,894	$ 11,249,465
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $70,549,580)		77,230,349
Bond Funds - 14.7%

High Yield Bond Funds - 9.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,705,778	33,796,694
Investment Grade Bond Funds - 4.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	320,903	2,923,429
Fidelity Advisor Total Bond Fund Institutional Class	79	878
Fidelity Series Investment Grade Bond Fund	1,155,615	13,809,601
TOTAL INVESTMENT GRADE BOND FUNDS		16,733,908
TOTAL BOND FUNDS (Cost $45,791,197)		50,530,602
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $317,590,746)		343,364,408
NET OTHER ASSETS (LIABILITIES) - 0.0%		(77,992)
NET ASSETS - 100%		$ 343,286,416
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $7,479,724 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $317,590,746) - See accompanying schedule		$ 343,364,408
Cash		54
Receivable for investments sold		77,341
Receivable for fund shares sold		1,130,781
Total assets		344,572,584

Liabilities
Payable for investments purchased	$ 826,160
Payable for fund shares redeemed	382,844
Distribution and service plan fees payable	77,164
Total liabilities		1,286,168

Net Assets		$ 343,286,416
Net Assets consist of:
Paid in capital		$ 335,170,929
Undistributed net investment income		763,067
Accumulated undistributed net realized gain (loss) on investments		(18,421,242)
Net unrealized appreciation (depreciation) on investments		25,773,662
Net Assets		$ 343,286,416

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($239,963,875 ÷ 27,180,841 shares)		$ 8.83

Maximum offering price per share (100/94.25 of $8.83)		$ 9.37
Class T: Net Asset Value and redemption price per share ($49,123,445 ÷ 5,586,266 shares)		$ 8.79

Maximum offering price per share (100/96.50 of $8.79)		$ 9.11
Class B: Net Asset Value and offering price per share ($4,214,985 ÷ 481,153 shares)A		$ 8.76

Class C: Net Asset Value and offering price per share ($7,221,478 ÷ 824,955 shares)A		$ 8.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,762,633 ÷ 4,824,481 shares)		$ 8.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,181,897

Expenses
Distribution and service plan fees	$ 431,692
Independent trustees' compensation	559
Total expenses before reductions	432,251
Expense reductions	(559)	431,692
Net investment income (loss)		750,205
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(6,177,092)
Capital gain distributions from underlying Funds	353,871
Total net realized gain (loss)		(5,823,221)
Change in net unrealized appreciation (depreciation) on underlying funds		8,676,947
Net gain (loss)		2,853,726
Net increase (decrease) in net assets resulting from operations		$ 3,603,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 750,205	$ 3,090,802
Net realized gain (loss)	(5,823,221)	(580,792)
Change in net unrealized appreciation (depreciation)	8,676,947	74,319,321
Net increase (decrease) in net assets resulting from operations	3,603,931	76,829,331
Distributions to shareholders from net investment income	(256,918)	(3,060,635)
Distributions to shareholders from net realized gain	(1,118,741)	(2,023,492)
Total distributions	(1,375,659)	(5,084,127)
Share transactions - net increase (decrease)	49,196,347	102,731,596
Total increase (decrease) in net assets	51,424,619	174,476,800

Net Assets
Beginning of period	291,861,797	117,384,997
End of period (including undistributed net investment income of $763,067 and undistributed net investment income of $269,780, respectively)	$ 343,286,416	$ 291,861,797

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 5.86	$ 10.39	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.12	.16	.16	.12
Net realized and unrealized gain (loss)	.03	3.02	(4.29)	(.57)	1.06
Total from investment operations	.05	3.14	(4.13)	(.41)	1.18
Distributions from net investment income	(.01)	(.11)	(.14)	(.11)	(.08)
Distributions from net realized gain	(.03)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.04)	(.18)	(.40)	(.25) I	(.13)
Net asset value, end of period	$ 8.83	$ 8.82	$ 5.86	$ 10.39	$ 11.05
Total Return B, C, D	.61%	53.81%	(40.93)%	(3.96)%	11.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	.53% A	1.53%	2.12%	1.44%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 239,964	$ 205,405	$ 81,985	$ 61,721	$ 12,550
Portfolio turnover rate	28% A	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 5.84	$ 10.36	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.14	.13	.09
Net realized and unrealized gain (loss)	.03	3.02	(4.28)	(.57)	1.06
Total from investment operations	.04	3.12	(4.14)	(.44)	1.15
Distributions from net investment income	- I	(.10)	(.12)	(.09)	(.07)
Distributions from net realized gain	(.03)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.04) K	(.17)	(.38)	(.23) J	(.12)
Net asset value, end of period	$ 8.79	$ 8.79	$ 5.84	$ 10.36	$ 11.03
Total Return B, C, D	.43%	53.52%	(41.08)%	(4.23)%	11.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	.28% A	1.28%	1.87%	1.19%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,123	$ 43,326	$ 18,065	$ 11,746	$ 3,339
Portfolio turnover rate	28% A	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.23 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.033 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 5.83	$ 10.33	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.11	.08	.05
Net realized and unrealized gain (loss)	.03	3.01	(4.27)	(.57)	1.06
Total from investment operations	.02	3.07	(4.16)	(.49)	1.11
Distributions from net investment income	-	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.03)	(.07)	(.26)	(.13)	(.05)
Total distributions	(.03)	(.13)	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 8.76	$ 8.77	$ 5.83	$ 10.33	$ 11.01
Total Return B, C, D	.21%	52.74%	(41.39)%	(4.65)%	11.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	(.22)% A	.78%	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,215	$ 4,089	$ 2,231	$ 2,476	$ 776
Portfolio turnover rate	28% A	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 5.82	$ 10.32	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.11	.08	.05
Net realized and unrealized gain (loss)	.03	3.01	(4.27)	(.58)	1.06
Total from investment operations	.02	3.07	(4.16)	(.50)	1.11
Distributions from net investment income	-	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.03)	(.07)	(.26)	(.13)	(.05)
Total distributions	(.03)	(.13)	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 8.75	$ 8.76	$ 5.82	$ 10.32	$ 11.01
Total Return B, C, D	.21%	52.90%	(41.39)%	(4.74)%	11.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	(.22)% A	.78%	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,221	$ 6,199	$ 3,027	$ 2,539	$ 770
Portfolio turnover rate	28% A	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.85	$ 5.87	$ 10.41	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.14	.18	.19	.14
Net realized and unrealized gain (loss)	.03	3.04	(4.30)	(.59)	1.06
Total from investment operations	.06	3.18	(4.12)	(.40)	1.20
Distributions from net investment income	(.01)	(.13)	(.16)	(.13)	(.08)
Distributions from net realized gain	(.03)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.05) J	(.20)	(.42)	(.26) I	(.13)
Net asset value, end of period	$ 8.86	$ 8.85	$ 5.87	$ 10.41	$ 11.07
Total Return B, C	.67%	54.35%	(40.81)%	(3.82)%	12.02%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	.78% A	1.78%	2.37%	1.68%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,763	$ 32,842	$ 12,078	$ 6,631	$ 629
Portfolio turnover rate	28% A	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.26 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share. J Total distributions of $.05 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.033 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.6	3.8
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.9	6.5
Fidelity Advisor Equity Income Fund Institutional Class	1.2	5.3
Fidelity Advisor Growth & Income Fund Institutional Class	8.1	9.8
Fidelity Advisor Large Cap Fund Institutional Class	8.0	9.4
Fidelity Advisor Small Cap Fund Institutional Class	2.9	3.0
Fidelity Series 100 Index Fund	6.4	6.2
Fidelity Series All-Sector Equity Fund	11.4	12.8
Fidelity Series Large Cap Value Fund	10.2	7.9
Fidelity Series Small Cap Opportunities Fund	2.9	3.2
	57.0	64.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.7	7.5
Fidelity Advisor Overseas Fund Institutional Class	4.7	7.6
Fidelity Series International Growth Fund	5.1	1.8
Fidelity Series International Small Cap Fund	1.0	0.4
Fidelity Series International Value Fund	4.9	1.8
	20.4	19.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.4	2.6
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9	9.9
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.1
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	0.0*
Fidelity Series Investment Grade Bond Fund	0.6	0.4
	0.7	0.5
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.6%
Domestic Equity Funds	57.0%
Developed International Equity Funds	20.4%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.7%

Six months ago
Commodity Funds	3.8%
Domestic Equity Funds	64.1%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.5%

Expected
Commodity Funds	9.8%
Domestic Equity Funds	55.4%
Developed International Equity Funds	20.2%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	1.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Commodity Funds - 8.6%
Fidelity Series Commodity Strategy Fund	2,183,152	$ 23,883,683
Domestic Equity Funds - 57.0%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	321,725	16,292,133
Fidelity Advisor Equity Income Fund Institutional Class	156,162	3,334,056
Fidelity Advisor Growth & Income Fund Institutional Class	1,470,013	22,579,399
Fidelity Advisor Large Cap Fund Institutional Class	1,341,717	22,312,756
Fidelity Advisor Small Cap Fund Institutional Class (a)	326,230	8,018,739
Fidelity Series 100 Index Fund	2,218,826	17,883,737
Fidelity Series All-Sector Equity Fund	2,668,829	31,732,376
Fidelity Series Large Cap Value Fund	2,487,941	28,263,015
Fidelity Series Small Cap Opportunities Fund (a)	892,301	8,164,554
TOTAL DOMESTIC EQUITY FUNDS		158,580,765
TOTAL DOMESTIC EQUITY FUNDS (Cost $171,831,601)		182,464,448
International Equity Funds - 23.8%

Developed International Equity Funds - 20.4%
Fidelity Advisor Diversified International Fund Institutional Class	852,475	13,008,764
Fidelity Advisor Overseas Fund Institutional Class	768,288	13,183,829
Fidelity Series International Growth Fund	1,352,256	14,022,892
Fidelity Series International Small Cap Fund	255,857	2,811,870
Fidelity Series International Value Fund	1,432,435	13,651,108
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		56,678,463

	Shares	Value
Emerging Markets Equity Funds - 3.4%
Fidelity Series Emerging Markets Fund	534,118	$ 9,646,177
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $60,457,949)		66,324,640
Bond Funds - 10.6%

High Yield Bond Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,000,120	27,361,099
Investment Grade Bond Funds - 0.7%
Fidelity Advisor Strategic Real Return Fund Institutional Class	35,956	327,557
Fidelity Advisor Total Bond Fund Institutional Class	12	133
Fidelity Series Investment Grade Bond Fund	140,550	1,679,567
TOTAL INVESTMENT GRADE BOND FUNDS		2,007,257
TOTAL BOND FUNDS (Cost $26,154,164)		29,368,356
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $258,443,714)		278,157,444
NET OTHER ASSETS (LIABILITIES) - 0.0%		(66,099)
NET ASSETS - 100%		$ 278,091,345
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $7,387,590 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $258,443,714) - See accompanying schedule		$ 278,157,444
Receivable for investments sold		13,633
Receivable for fund shares sold		818,828
Total assets		278,989,905

Liabilities
Payable to custodian bank	$ 6
Payable for investments purchased	345,235
Payable for fund shares redeemed	487,389
Distribution and service plan fees payable	65,930
Total liabilities		898,560

Net Assets		$ 278,091,345
Net Assets consist of:
Paid in capital		$ 277,426,652
Undistributed net investment income		442,897
Accumulated undistributed net realized gain (loss) on investments		(19,491,934)
Net unrealized appreciation (depreciation) on investments		19,713,730
Net Assets		$ 278,091,345

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($163,086,923 ÷ 18,864,200 shares)		$ 8.65

Maximum offering price per share (100/94.25 of $8.65)		$ 9.18
Class T: Net Asset Value and redemption price per share ($49,557,001 ÷ 5,751,085 shares)		$ 8.62

Maximum offering price per share (100/96.50 of $8.62)		$ 8.93
Class B: Net Asset Value and offering price per share ($6,086,507 ÷ 710,471 shares)A		$ 8.57

Class C: Net Asset Value and offering price per share ($9,947,126 ÷ 1,159,536 shares)A		$ 8.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($49,413,788 ÷ 5,690,579 shares)		$ 8.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 821,682

Expenses
Distribution and service plan fees	$ 372,603
Independent trustees' compensation	458
Total expenses before reductions	373,061
Expense reductions	(458)	372,603
Net investment income (loss)		449,079
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,266,578)
Capital gain distribution from underlying funds	301,257
Total net realized gain (loss)		(7,965,321)
Change in net unrealized appreciation (depreciation) on underlying funds		9,612,389
Net gain (loss)		1,647,068
Net increase (decrease) in net assets resulting from operations		$ 2,096,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 449,079	$ 2,390,969
Net realized gain (loss)	(7,965,321)	234,035
Change in net unrealized appreciation (depreciation)	9,612,389	64,796,791
Net increase (decrease) in net assets resulting from operations	2,096,147	67,421,795
Distributions to shareholders from net investment income	(157,559)	(2,382,215)
Distributions to shareholders from net realized gain	(955,880)	(1,702,157)
Total distributions	(1,113,439)	(4,084,372)
Share transactions - net increase (decrease)	37,235,651	74,234,725
Total increase (decrease) in net assets	38,218,359	137,572,148

Net Assets
Beginning of period	239,872,986	102,300,838
End of period (including undistributed net investment income of $442,897 and undistributed net investment income of $151,377, respectively)	$ 278,091,345	$ 239,872,986

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 5.67	$ 10.32	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.11	.16	.16	.13
Net realized and unrealized gain (loss)	.01	3.05	(4.39)	(.60)	1.06
Total from investment operations	.03	3.16	(4.23)	(.44)	1.19
Distributions from net investment income	(.01)	(.10)	(.13)	(.11)	(.09)
Distributions from net realized gain	(.03)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.04)	(.17)	(.42) I	(.28)	(.15)
Net asset value, end of period	$ 8.65	$ 8.66	$ 5.67	$ 10.32	$ 11.04
Total Return B, C, D	.38%	55.94%	(42.30)%	(4.27)%	11.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	.41% A	1.43%	2.04%	1.39%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,087	$ 137,716	$ 57,591	$ 55,250	$ 12,907
Portfolio turnover rate	29% A	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.42 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 5.66	$ 10.30	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.09	.14	.13	.11
Net realized and unrealized gain (loss)	.01	3.05	(4.37)	(.59)	1.05
Total from investment operations	.02	3.14	(4.23)	(.46)	1.16
Distributions from net investment income	- I	(.09)	(.11)	(.09)	(.08)
Distributions from net realized gain	(.03)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.04) K	(.16)	(.41) J	(.26)	(.14)
Net asset value, end of period	$ 8.62	$ 8.64	$ 5.66	$ 10.30	$ 11.02
Total Return B, C, D	.20%	55.57%	(42.41)%	(4.45)%	11.64%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	.16% A	1.18%	1.79%	1.14%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,557	$ 46,449	$ 21,186	$ 15,147	$ 3,520
Portfolio turnover rate	29% A	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.034 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 5.64	$ 10.26	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.10	.07	.06
Net realized and unrealized gain (loss)	.01	3.03	(4.35)	(.59)	1.07
Total from investment operations	-	3.08	(4.25)	(.52)	1.13
Distributions from net investment income	-	(.05)	(.08)	(.06)	(.07)
Distributions from net realized gain	(.03)	(.07)	(.29)	(.16)	(.06)
Total distributions	(.03)	(.12)	(.37) I	(.22)	(.13)
Net asset value, end of period	$ 8.57	$ 8.60	$ 5.64	$ 10.26	$ 11.00
Total Return B, C, D	(.04)%	54.72%	(42.71)%	(4.93)%	11.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	(.34)% A	.68%	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,087	$ 5,847	$ 3,078	$ 3,414	$ 1,177
Portfolio turnover rate	29% A	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.37 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.61	$ 5.63	$ 10.25	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.10	.07	.06
Net realized and unrealized gain (loss)	-I	3.05	(4.35)	(.59)	1.06
Total from investment operations	(.01)	3.10	(4.25)	(.52)	1.12
Distributions from net investment income	-	(.05)	(.08)	(.07)	(.06)
Distributions from net realized gain	(.02)	(.07)	(.29)	(.16)	(.06)
Total distributions	(.02)	(.12)	(.37) J	(.23)	(.12)
Net asset value, end of period	$ 8.58	$ 8.61	$ 5.63	$ 10.25	$ 11.00
Total Return B, C, D	(.05)%	55.15%	(42.74)%	(4.99)%	11.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	(.34)% A	.68%	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,947	$ 9,646	$ 5,436	$ 5,380	$ 1,507
Portfolio turnover rate	29% A	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.37 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.70	$ 5.68	$ 10.35	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.13	.17	.18	.15
Net realized and unrealized gain (loss)	-K	3.08	(4.40)	(.59)	1.06
Total from investment operations	.03	3.21	(4.23)	(.41)	1.21
Distributions from net investment income	(.01)	(.12)	(.15)	(.13)	(.09)
Distributions from net realized gain	(.03)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.05) J	(.19)	(.44) I	(.30)	(.15)
Net asset value, end of period	$ 8.68	$ 8.70	$ 5.68	$ 10.35	$ 11.06
Total Return B, C	.32%	56.66%	(42.22)%	(4.02)%	12.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	.66% A	1.68%	2.29%	1.64%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,414	$ 40,214	$ 15,010	$ 6,882	$ 982
Portfolio turnover rate	29% A	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.44 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share. J Total distributions of $.05 per share is comprised of distributions from net investment income of $.011 and distributions from net realized gain of $.034 per share. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$ 244,574,091	$ 12,638,622	$ (3,297,736)	$ 9,340,886
Advisor Freedom 2005	208,602,255	12,679,420	(6,202,969)	6,476,451
Advisor Freedom 2010	752,515,820	54,987,932	(18,913,279)	36,074,653
Advisor Freedom 2015	1,310,949,027	93,852,866	(41,317,116)	52,535,750
Advisor Freedom 2020	2,019,531,560	169,653,755	(57,035,739)	112,618,016
Advisor Freedom 2025	1,498,956,360	135,116,862	(58,183,709)	76,933,153
Advisor Freedom 2030	1,651,538,428	153,705,595	(57,780,640)	95,924,955
Advisor Freedom 2035	1,010,195,883	94,586,781	(45,295,816)	49,290,965
Advisor Freedom 2040	1,253,546,932	56,918,364	(96,198,486)	(39,280,122)
Advisor Freedom 2045	319,553,141	36,229,908	(12,418,641)	23,811,267
Advisor Freedom 2050	260,064,372	29,344,871	(11,251,799)	18,093,072

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	55,895,349	39,936,815
Advisor Freedom 2005	47,732,082	46,124,454
Advisor Freedom 2010	156,069,083	208,970,153
Advisor Freedom 2015	278,884,919	233,050,808
Advisor Freedom 2020	451,155,154	455,616,554
Advisor Freedom 2025	333,242,815	238,866,053
Advisor Freedom 2030	372,412,283	346,980,714
Advisor Freedom 2035	230,955,121	147,711,034
Advisor Freedom 2040	254,516,456	240,852,059
Advisor Freedom 2045	91,010,150	42,072,652
Advisor Freedom 2050	72,723,415	35,845,042

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 188,007	$ 24,267
Class T	.25%	.25%	135,517	-
Class B	.75%	.25%	26,366	19,780
Class C	.75%	.25%	79,165	14,894
			$ 429,055	$ 58,941

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Advisor Freedom 2005
Class A	0%	.25%	$ 192,318	$ 44,499
Class T	.25%	.25%	54,043	93
Class B	.75%	.25%	14,055	10,546
Class C	.75%	.25%	45,648	3,605
			$ 306,064	$ 58,743
Advisor Freedom 2010
Class A	0%	.25%	$ 589,552	$ 91,108
Class T	.25%	.25%	480,808	-
Class B	.75%	.25%	104,125	78,102
Class C	.75%	.25%	226,088	18,398
			$ 1,400,573	$ 187,608
Advisor Freedom 2015
Class A	0%	.25%	$ 1,036,707	$ 165,108
Class T	.25%	.25%	556,764	-
Class B	.75%	.25%	173,771	130,363
Class C	.75%	.25%	319,762	32,187
			$ 2,087,004	$ 327,658
Advisor Freedom 2020
Class A	0%	.25%	$ 1,552,936	$ 244,838
Class T	.25%	.25%	1,172,886	-
Class B	.75%	.25%	345,965	259,544
Class C	.75%	.25%	461,841	50,404
			$ 3,533,628	$ 554,786
Advisor Freedom 2025
Class A	0%	.25%	$ 1,259,692	$ 217,544
Class T	.25%	.25%	562,734	10
Class B	.75%	.25%	187,304	140,539
Class C	.75%	.25%	260,673	31,680
			$ 2,270,403	$ 389,773
Advisor Freedom 2030
Class A	0%	.25%	$ 1,293,400	$ 197,068
Class T	.25%	.25%	926,856	-
Class B	.75%	.25%	247,149	185,431
Class C	.75%	.25%	305,623	34,829
			$ 2,773,028	$ 417,328
Advisor Freedom 2035
Class A	0%	.25%	$ 840,533	$ 148,213
Class T	.25%	.25%	355,000	-
Class B	.75%	.25%	132,376	99,331
Class C	.75%	.25%	150,983	21,739
			$ 1,478,892	$ 269,283
Advisor Freedom 2040
Class A	0%	.25%	$ 836,475	$ 101,028
Class T	.25%	.25%	720,180	-
Class B	.75%	.25%	207,882	155,997
Class C	.75%	.25%	258,942	29,127
			$ 2,023,479	$ 286,152

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Advisor Freedom 2045
Class A	0%	.25%	$ 267,290	$ 47,586
Class T	.25%	.25%	111,787	83
Class B	.75%	.25%	20,236	15,186
Class C	.75%	.25%	32,379	6,442
			$ 431,692	$ 69,297
Advisor Freedom 2050
Class A	0%	.25%	$ 181,200	$ 18,475
Class T	.25%	.25%	115,202	-
Class B	.75%	.25%	28,960	21,737
Class C	.75%	.25%	47,241	8,701
			$ 372,603	$ 48,913

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 6,444
Class T	2,380
Class B*	7,489
Class C*	876
$ 17,189
Advisor Freedom 2005
Class A	$ 3,755
Class T	966
Class B*	1,872
Class C*	111
$ 6,704
Advisor Freedom 2010
Class A	$ 11,129
Class T	2,803
Class B*	25,637
Class C*	1,566
$ 41,135
Advisor Freedom 2015
Class A	$ 26,552
Class T	9,317
Class B*	36,687
Class C*	3,173
$ 75,729
Advisor Freedom 2020
Class A	$ 44,412
Class T	15,150
Class B*	61,152
Class C*	3,206
$ 123,920

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows: - continued

Retained by FDC
Advisor Freedom 2025
Class A	$ 37,593
Class T	13,531
Class B*	46,075
Class C*	2,614
$ 99,813
Advisor Freedom 2030
Class A	$ 41,650
Class T	12,226
Class B*	47,761
Class C*	3,694
$ 105,331
Advisor Freedom 2035
Class A	$ 22,325
Class T	9,892
Class B*	27,871
Class C*	1,739
$ 61,827
Advisor Freedom 2040
Class A	$ 37,592
Class T	11,280
Class B*	44,338
Class C*	2,636
$ 95,846
Advisor Freedom 2045
Class A	$ 9,016
Class T	3,237
Class B*	7,904
Class C*	1,113
$ 21,270
Advisor Freedom 2050
Class A	$ 11,621
Class T	2,632
Class B*	11,761
Class C*	985
$ 26,999

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 281
Class T	.50%	101
Class B	1.00%	10
Class C	1.00%	30
Institutional Class	.00%	36
Advisor Freedom 2005
Class A	.25%	289
Class T	.50%	41
Class B	1.00%	5
Class C	1.00%	17
Institutional Class	.00%	41
Advisor Freedom 2010
Class A	.25%	900
Class T	.50%	367
Class B	1.00%	40
Class C	1.00%	86
Institutional Class	.00%	151
Advisor Freedom 2015
Class A	.25%	1,559
Class T	.50%	419
Class B	1.00%	65
Class C	1.00%	120
Institutional Class	.00%	280
Advisor Freedom 2020
Class A	.25%	2,343
Class T	.50%	884
Class B	1.00%	131
Class C	1.00%	174
Institutional Class	.00%	433
Advisor Freedom 2025
Class A	.25%	1,883
Class T	.50%	420
Class B	1.00%	70
Class C	1.00%	97
Institutional Class	.00%	282
Advisor Freedom 2030
Class A	.25%	1,945
Class T	.50%	696
Class B	1.00%	93
Class C	1.00%	115
Institutional Class	.00%	359
Advisor Freedom 2035
Class A	.25%	1,253
Class T	.50%	265
Class B	1.00%	49
Class C	1.00%	56
Institutional Class	.00%	199
Advisor Freedom 2040
Class A	.25%	1,260
Class T	.50%	542
Class B	1.00%	78
Class C	1.00%	97
Institutional Class	.00%	251

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period: - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2045
Class A	.25%	$ 393
Class T	.50%	82
Class B	1.00%	7
Class C	1.00%	12
Institutional Class	.00%	65
Advisor Freedom 2050
Class A	.25%	267
Class T	.50%	85
Class B	1.00%	11
Class C	1.00%	17
Institutional Class	.00%	78

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom Income
From net investment income
Class A	$ 962,542	$ 2,649,510
Class T	287,863	962,627
Class B	14,816	69,674
Class C	45,668	185,548
Institutional Class	147,931	317,793
Total	$ 1,458,820	$ 4,185,152
From net realized gain
Class A	$ 173,971	$ 732,418
Class T	61,796	282,856
Class B	6,074	27,780
Class C	18,101	75,264
Institutional Class	21,616	82,744
Total	$ 281,558	$ 1,201,062
Advisor Freedom 2005
From net investment income
Class A	$ 391,924	$ 2,464,352
Class T	42,103	327,239
Class B	1,970	32,599
Class C	7,111	95,996
Institutional Class	68,487	330,921
Total	$ 511,595	$ 3,251,107
From net realized gain
Class A	$ 333,881	$ 994,230
Class T	48,418	147,352
Class B	6,474	21,486
Class C	20,447	61,066
Institutional Class	46,330	124,312
Total	$ 455,550	$ 1,348,446

Semiannual Report

6. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom 2010
From net investment income
Class A	$ 1,191,490	$ 9,091,104
Class T	371,130	3,497,344
Class B	12,083	293,043
Class C	30,792	620,780
Institutional Class	242,916	1,468,089
Total	$ 1,848,411	$ 14,970,360
From net realized gain
Class A	$ 1,103,232	$ 3,593,351
Class T	463,916	1,546,799
Class B	50,323	178,771
Class C	109,978	368,444
Institutional Class	178,614	537,373
Total	$ 1,906,063	$ 6,224,738
Advisor Freedom 2015
From net investment income
Class A	$ 2,013,186	$ 13,679,424
Class T	421,915	3,527,564
Class B	20,021	416,674
Class C	42,531	743,299
Institutional Class	441,867	2,473,155
Total	$ 2,939,520	$ 20,840,116
From net realized gain
Class A	$ 2,013,176	$ 5,842,830
Class T	548,490	1,678,828
Class B	86,747	274,462
Class C	158,009	483,221
Institutional Class	348,137	948,932
Total	$ 3,154,559	$ 9,228,273
Advisor Freedom 2020
From net investment income
Class A	$ 2,680,977	$ 18,974,843
Class T	741,301	7,050,784
Class B	19,324	736,617
Class C	25,348	991,170
Institutional Class	593,928	3,574,261
Total	$ 4,060,878	$ 31,327,675
From net realized gain
Class A	$ 3,686,534	$ 8,917,115
Class T	1,438,999	3,758,542
Class B	212,566	555,113
Class C	278,845	727,102
Institutional Class	653,086	1,527,831
Total	$ 6,270,030	$ 15,485,703

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom 2025
From net investment income
Class A	$ 1,796,620	$ 14,118,695
Class T	254,995	2,959,037
Class B	-	362,584
Class C	5,069	486,550
Institutional Class	339,126	2,155,759
Total	$ 2,395,810	$ 20,082,625
From net realized gain
Class A	$ 3,215,012	$ 7,285,104
Class T	722,489	1,738,010
Class B	119,781	307,778
Class C	172,447	396,872
Institutional Class	461,210	996,789
Total	$ 4,690,939	$ 10,724,553
Advisor Freedom 2030
From net investment income
Class A	$ 1,671,221	$ 12,452,357
Class T	376,110	4,250,834
Class B	-	365,617
Class C	-	474,232
Institutional Class	392,860	2,328,021
Total	$ 2,440,191	$ 19,871,061
From net realized gain
Class A	$ 3,528,136	$ 7,715,428
Class T	1,299,296	3,092,971
Class B	155,287	420,885
Class C	199,901	529,883
Institutional Class	622,023	1,265,591
Total	$ 5,804,643	$ 13,024,758
Advisor Freedom 2035
From net investment income
Class A	$ 641,982	$ 7,722,463
Class T	54,567	1,461,433
Class B	-	182,301
Class C	-	206,849
Institutional Class	151,379	1,221,702
Total	$ 847,928	$ 10,794,748
From net realized gain
Class A	$ 2,632,129	$ 4,762,560
Class T	559,334	1,063,886
Class B	83,734	213,235
Class C	99,230	229,952
Institutional Class	387,909	664,843
Total	$ 3,762,336	$ 6,934,476

Semiannual Report

6. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom 2040
From net investment income
Class A	$ 660,823	$ 8,229,546
Class T	106,235	3,279,826
Class B	-	308,904
Class C	-	383,546
Institutional Class	193,009	1,642,482
Total	$ 960,067	$ 13,844,304
From net realized gain
Class A	$ 2,702,317	$ 4,852,217
Class T	1,195,191	2,246,554
Class B	135,597	335,168
Class C	168,467	406,856
Institutional Class	510,904	851,696
Total	$ 4,712,476	$ 8,692,491
Advisor Freedom 2045
From net investment income
Class A	$ 192,648	$ 2,212,999
Class T	15,147	408,091
Class B	-	25,209
Class C	-	39,467
Institutional Class	49,123	374,869
Total	$ 256,918	$ 3,060,635
From net realized gain
Class A	$ 794,678	$ 1,430,150
Class T	166,637	305,415
Class B	12,818	29,833
Class C	19,911	44,309
Institutional Class	124,697	213,785
Total	$ 1,118,741	$ 2,023,492
Advisor Freedom 2050
From net investment income
Class A	$ 99,955	$ 1,439,113
Class T	5,389	429,631
Class B	-	33,433
Class C	-	56,059
Institutional Class	52,215	423,979
Total	$ 157,559	$ 2,382,215
From net realized gain
Class A	$ 566,420	$ 987,306
Class T	183,263	342,451
Class B	17,572	43,522
Class C	27,234	74,386
Institutional Class	161,391	254,492
Total	$ 955,880	$ 1,702,157

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2010	Year ended March 31, 2010	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom Income
Class A
Shares sold	3,513,426	5,939,919	$ 36,380,972	$ 58,801,119
Reinvestment of distributions	108,877	337,348	1,121,997	3,334,001
Shares redeemed	(2,857,780)	(3,231,976)	(29,605,802)	(32,123,087)
Net increase (decrease)	764,523	3,045,291	$ 7,897,167	$ 30,012,033
Class T
Shares sold	1,254,281	2,030,571	$ 12,968,210	$ 19,971,346
Reinvestment of distributions	32,294	121,701	332,657	1,199,887
Shares redeemed	(935,968)	(2,006,879)	(9,676,315)	(19,795,299)
Net increase (decrease)	350,607	145,393	$ 3,624,552	$ 1,375,934
Class B
Shares sold	77,440	162,405	$ 799,998	$ 1,613,389
Reinvestment of distributions	1,897	9,197	19,527	90,890
Shares redeemed	(106,810)	(147,684)	(1,105,229)	(1,450,520)
Net increase (decrease)	(27,473)	23,918	$ (285,704)	$ 253,759
Class C
Shares sold	249,092	396,874	$ 2,576,460	$ 3,943,497
Reinvestment of distributions	5,455	22,975	56,119	227,312
Shares redeemed	(105,998)	(300,368)	(1,093,702)	(2,962,489)
Net increase (decrease)	148,549	119,481	$ 1,538,877	$ 1,208,320
Institutional Class
Shares sold	752,285	1,124,925	$ 7,793,659	$ 11,177,705
Reinvestment of distributions	16,229	40,001	167,570	396,841
Shares redeemed	(438,968)	(381,938)	(4,548,579)	(3,796,827)
Net increase (decrease)	329,546	782,988	$ 3,412,650	$ 7,777,719
Advisor Freedom 2005
Class A
Shares sold	2,448,790	7,317,164	$ 25,528,650	$ 72,565,372
Reinvestment of distributions	70,134	339,976	721,680	3,435,631
Shares redeemed	(2,604,409)	(3,890,338)	(27,302,518)	(38,525,238)
Net increase (decrease)	(85,485)	3,766,802	$ (1,052,188)	$ 37,475,765
Class T
Shares sold	345,938	1,132,309	$ 3,603,797	$ 11,030,532
Reinvestment of distributions	8,445	45,061	86,895	455,100
Shares redeemed	(521,151)	(773,364)	(5,442,672)	(7,549,693)
Net increase (decrease)	(166,768)	404,006	$ (1,751,980)	$ 3,935,939
Class B
Shares sold	8,374	54,150	$ 88,186	$ 533,127
Reinvestment of distributions	762	4,964	7,842	50,271
Shares redeemed	(36,905)	(109,244)	(383,305)	(1,080,645)
Net increase (decrease)	(27,769)	(50,130)	$ (287,277)	$ (497,247)
Class C
Shares sold	59,065	305,167	$ 619,021	$ 3,018,553
Reinvestment of distributions	2,538	14,510	26,064	146,747
Shares redeemed	(106,851)	(267,085)	(1,120,176)	(2,621,078)
Net increase (decrease)	(45,248)	52,592	$ (475,091)	$ 544,222
Institutional Class
Shares sold	755,483	937,114	$ 7,971,105	$ 9,468,701
Reinvestment of distributions	10,984	44,760	113,579	455,233
Shares redeemed	(293,642)	(359,918)	(3,059,757)	(3,572,136)
Net increase (decrease)	472,825	621,956	$ 5,024,927	$ 6,351,798

Semiannual Report

7. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended September 30, 2010	Year ended March 31, 2010	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom 2010
Class A
Shares sold	6,885,149	18,880,491	$ 73,713,664	$ 190,682,441
Reinvestment of distributions	215,294	1,212,193	2,267,044	12,543,848
Shares redeemed	(7,614,325)	(17,530,431)	(81,458,391)	(178,487,457)
Net increase (decrease)	(513,882)	2,562,253	$ (5,477,683)	$ 24,738,832
Class T
Shares sold	2,343,077	5,949,706	$ 24,921,351	$ 58,943,534
Reinvestment of distributions	78,206	481,295	820,378	4,961,234
Shares redeemed	(7,204,678)	(7,663,328)	(77,518,287)	(76,116,113)
Net increase (decrease)	(4,783,395)	(1,232,327)	$ (51,776,558)	$ (12,211,345)
Class B
Shares sold	88,324	182,133	$ 938,484	$ 1,835,344
Reinvestment of distributions	5,642	42,625	59,189	441,800
Shares redeemed	(364,017)	(595,063)	(3,898,581)	(5,991,071)
Net increase (decrease)	(270,051)	(370,305)	$ (2,900,908)	$ (3,713,927)
Class C
Shares sold	292,446	952,028	$ 3,118,112	$ 9,446,683
Reinvestment of distributions	12,232	86,895	127,828	896,335
Shares redeemed	(666,621)	(1,279,015)	(7,074,883)	(12,836,486)
Net increase (decrease)	(361,943)	(240,092)	$ (3,828,943)	$ (2,493,468)
Institutional Class
Shares sold	2,181,701	3,337,499	$ 23,499,837	$ 33,780,398
Reinvestment of distributions	39,802	192,208	420,706	1,998,866
Shares redeemed	(1,223,406)	(1,682,623)	(13,126,576)	(17,082,328)
Net increase (decrease)	998,097	1,847,084	$ 10,793,967	$ 18,696,936
Advisor Freedom 2015
Class A
Shares sold	11,313,001	32,164,983	$ 120,516,843	$ 323,357,211
Reinvestment of distributions	380,645	1,876,238	3,981,542	19,317,105
Shares redeemed	(9,870,081)	(16,585,226)	(105,036,385)	(165,743,140)
Net increase (decrease)	1,823,565	17,455,995	$ 19,462,000	$ 176,931,176
Class T
Shares sold	3,047,833	6,975,850	$ 32,517,579	$ 68,177,681
Reinvestment of distributions	90,157	490,769	941,236	5,039,209
Shares redeemed	(3,225,696)	(6,790,785)	(34,268,969)	(67,432,006)
Net increase (decrease)	(87,706)	675,834	$ (810,154)	$ 5,784,884
Class B
Shares sold	142,538	449,760	$ 1,513,108	$ 4,433,310
Reinvestment of distributions	9,819	64,006	102,310	659,460
Shares redeemed	(326,590)	(633,005)	(3,454,293)	(6,220,872)
Net increase (decrease)	(174,233)	(119,239)	$ (1,838,875)	$ (1,128,102)
Class C
Shares sold	583,279	1,453,766	$ 6,168,549	$ 14,350,142
Reinvestment of distributions	17,899	110,378	186,151	1,134,531
Shares redeemed	(719,656)	(1,395,406)	(7,574,343)	(13,893,073)
Net increase (decrease)	(118,478)	168,738	$ (1,219,643)	$ 1,591,600
Institutional Class
Shares sold	4,415,671	5,176,355	$ 47,573,566	$ 52,604,404
Reinvestment of distributions	74,328	329,755	781,933	3,408,927
Shares redeemed	(1,751,148)	(2,498,861)	(18,692,490)	(25,183,981)
Net increase (decrease)	2,738,851	3,007,249	$ 29,663,009	$ 30,829,350

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended September 30, 2010	Year ended March 31, 2010	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom 2020
Class A
Shares sold	18,174,035	45,183,836	$ 199,036,034	$ 463,202,937
Reinvestment of distributions	586,393	2,595,974	6,303,721	27,655,510
Shares redeemed	(14,161,413)	(22,376,535)	(155,023,260)	(229,963,322)
Net increase (decrease)	4,599,015	25,403,275	$ 50,316,495	$ 260,895,125
Class T
Shares sold	5,828,308	13,389,476	$ 63,937,646	$ 134,409,911
Reinvestment of distributions	200,295	1,003,112	2,153,168	10,676,415
Shares redeemed	(14,449,452)	(14,031,668)	(159,896,359)	(143,283,312)
Net increase (decrease)	(8,420,849)	360,920	$ (93,805,545)	$ 1,803,014
Class B
Shares sold	327,176	786,273	$ 3,570,302	$ 7,911,628
Reinvestment of distributions	20,850	116,218	223,513	1,242,364
Shares redeemed	(782,511)	(1,125,596)	(8,539,390)	(11,397,490)
Net increase (decrease)	(434,485)	(223,105)	$ (4,745,575)	$ (2,243,498)
Class C
Shares sold	992,960	2,227,854	$ 10,848,809	$ 22,595,108
Reinvestment of distributions	26,051	147,034	278,747	1,569,561
Shares redeemed	(948,779)	(1,920,594)	(10,321,967)	(19,584,995)
Net increase (decrease)	70,232	454,294	$ 805,589	$ 4,579,674
Institutional Class
Shares sold	5,777,603	8,404,614	$ 63,880,926	$ 87,788,002
Reinvestment of distributions	114,914	474,048	1,242,230	5,075,149
Shares redeemed	(1,979,577)	(3,015,266)	(21,817,514)	(31,218,230)
Net increase (decrease)	3,912,940	5,863,396	$ 43,305,642	$ 61,644,921
Advisor Freedom 2025
Class A
Shares sold	15,619,675	40,250,497	$ 163,851,250	$ 395,216,135
Reinvestment of distributions	484,433	2,082,741	4,970,281	21,253,319
Shares redeemed	(10,479,440)	(17,708,216)	(109,638,387)	(173,855,795)
Net increase (decrease)	5,624,668	24,625,022	$ 59,183,144	$ 242,613,659
Class T
Shares sold	3,519,065	8,314,781	$ 36,963,560	$ 80,263,098
Reinvestment of distributions	92,979	448,807	955,820	4,590,362
Shares redeemed	(3,267,706)	(5,953,703)	(34,416,927)	(58,549,334)
Net increase (decrease)	344,338	2,809,885	$ 3,502,453	$ 26,304,126
Class B
Shares sold	230,284	580,667	$ 2,387,537	$ 5,471,445
Reinvestment of distributions	11,377	63,222	116,154	646,389
Shares redeemed	(337,101)	(658,819)	(3,504,905)	(6,344,074)
Net increase (decrease)	(95,440)	(14,930)	$ (1,001,214)	$ (226,240)
Class C
Shares sold	661,403	1,510,376	$ 6,913,117	$ 14,596,541
Reinvestment of distributions	16,703	82,292	170,204	840,011
Shares redeemed	(571,951)	(907,187)	(5,868,401)	(8,676,397)
Net increase (decrease)	106,155	685,481	$ 1,214,920	$ 6,760,155
Institutional Class
Shares sold	4,430,288	4,943,550	$ 47,017,957	$ 48,886,534
Reinvestment of distributions	77,115	307,002	795,829	3,146,123
Shares redeemed	(1,503,614)	(1,470,965)	(15,908,968)	(14,449,276)
Net increase (decrease)	3,003,789	3,779,587	$ 31,904,818	$ 37,583,381

Semiannual Report

7. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended September 30, 2010	Year ended March 31, 2010	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom 2030
Class A
Shares sold	16,100,280	38,797,182	$ 175,853,575	$ 395,875,652
Reinvestment of distributions	481,041	1,866,748	5,151,950	19,998,334
Shares redeemed	(11,375,217)	(17,846,987)	(124,250,356)	(181,939,183)
Net increase (decrease)	5,206,104	22,816,943	$ 56,755,169	$ 233,934,803
Class T
Shares sold	5,940,633	12,307,212	$ 64,934,246	$ 122,751,803
Reinvestment of distributions	155,286	680,438	1,658,455	7,274,926
Shares redeemed	(11,966,579)	(9,841,745)	(132,045,465)	(99,921,008)
Net increase (decrease)	(5,870,660)	3,145,905	$ (65,452,764)	$ 30,105,721
Class B
Shares sold	250,237	600,341	$ 2,715,286	$ 5,980,332
Reinvestment of distributions	14,186	70,777	151,077	763,149
Shares redeemed	(441,198)	(760,195)	(4,807,952)	(7,622,000)
Net increase (decrease)	(176,775)	(89,077)	$ (1,941,589)	$ (878,519)
Class C
Shares sold	579,554	1,605,657	$ 6,298,435	$ 16,073,300
Reinvestment of distributions	17,588	87,396	186,957	939,821
Shares redeemed	(735,103)	(1,278,913)	(7,923,324)	(13,072,332)
Net increase (decrease)	(137,961)	414,140	$ (1,437,932)	$ 3,940,789
Institutional Class
Shares sold	5,288,346	6,778,493	$ 58,292,084	$ 70,133,488
Reinvestment of distributions	94,198	333,659	1,012,629	3,581,406
Shares redeemed	(1,858,542)	(2,077,011)	(20,423,320)	(21,173,240)
Net increase (decrease)	3,524,002	5,035,141	$ 38,881,393	$ 52,541,654
Advisor Freedom 2035
Class A
Shares sold	11,725,639	29,478,855	$ 120,314,420	$ 283,259,853
Reinvestment of distributions	322,769	1,224,913	3,243,825	12,371,642
Shares redeemed	(7,456,174)	(11,681,770)	(76,332,903)	(113,019,155)
Net increase (decrease)	4,592,234	19,021,998	$ 47,225,342	$ 182,612,340
Class T
Shares sold	2,689,422	5,784,903	$ 27,519,510	$ 54,332,277
Reinvestment of distributions	60,002	245,284	600,617	2,472,154
Shares redeemed	(1,959,949)	(3,918,900)	(20,085,067)	(37,204,051)
Net increase (decrease)	789,475	2,111,287	$ 8,035,060	$ 19,600,380
Class B
Shares sold	163,833	405,509	$ 1,659,116	$ 3,788,136
Reinvestment of distributions	8,299	38,336	82,491	387,872
Shares redeemed	(210,913)	(357,555)	(2,139,406)	(3,379,935)
Net increase (decrease)	(38,781)	86,290	$ (397,799)	$ 796,073
Class C
Shares sold	408,282	971,148	$ 4,189,820	$ 9,096,299
Reinvestment of distributions	9,665	41,555	96,074	420,018
Shares redeemed	(375,932)	(574,523)	(3,810,437)	(5,371,383)
Net increase (decrease)	42,015	438,180	$ 475,457	$ 4,144,934
Institutional Class
Shares sold	3,840,832	3,975,253	$ 39,654,796	$ 38,607,280
Reinvestment of distributions	53,194	186,356	536,725	1,885,670
Shares redeemed	(1,060,674)	(1,088,290)	(10,992,332)	(10,464,439)
Net increase (decrease)	2,833,352	3,073,319	$ 29,199,189	$ 30,028,511

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended September 30, 2010	Year ended March 31, 2010	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom 2040
Class A
Shares sold	10,808,922	24,913,305	$ 118,317,509	$ 252,890,462
Reinvestment of distributions	308,387	1,193,321	3,305,915	12,861,441
Shares redeemed	(7,948,657)	(12,253,872)	(87,087,206)	(125,782,802)
Net increase (decrease)	3,168,652	13,852,754	$ 34,536,218	$ 139,969,101
Class T
Shares sold	4,440,255	10,000,332	$ 48,500,898	$ 99,858,612
Reinvestment of distributions	120,530	509,696	1,288,464	5,481,963
Shares redeemed	(8,858,278)	(8,036,589)	(97,816,301)	(81,578,421)
Net increase (decrease)	(4,297,493)	2,473,439	$ (48,026,939)	$ 23,762,154
Class B
Shares sold	184,875	476,095	$ 2,012,747	$ 4,732,469
Reinvestment of distributions	12,453	58,166	132,247	628,599
Shares redeemed	(352,751)	(566,960)	(3,811,089)	(5,619,118)
Net increase (decrease)	(155,423)	(32,699)	$ (1,666,095)	$ (258,050)
Class C
Shares sold	588,016	1,191,976	$ 6,430,311	$ 11,944,778
Reinvestment of distributions	15,286	70,129	162,187	756,765
Shares redeemed	(601,218)	(1,050,495)	(6,500,881)	(10,581,828)
Net increase (decrease)	2,084	211,610	$ 91,617	$ 2,119,715
Institutional Class
Shares sold	4,034,550	4,937,197	$ 44,567,006	$ 50,576,131
Reinvestment of distributions	65,275	230,524	702,360	2,486,427
Shares redeemed	(1,330,475)	(1,571,826)	(14,700,682)	(15,921,925)
Net increase (decrease)	2,769,350	3,595,895	$ 30,568,684	$ 37,140,633
Advisor Freedom 2045
Class A
Shares sold	6,805,187	13,663,363	$ 57,663,899	$ 108,131,504
Reinvestment of distributions	118,404	434,034	982,751	3,629,970
Shares redeemed	(3,033,354)	(4,807,430)	(25,533,307)	(38,399,839)
Net increase (decrease)	3,890,237	9,289,967	$ 33,113,343	$ 73,361,635
Class T
Shares sold	1,559,936	3,019,866	$ 13,228,390	$ 23,345,550
Reinvestment of distributions	21,808	84,802	180,570	708,733
Shares redeemed	(924,313)	(1,269,123)	(7,872,182)	(9,935,840)
Net increase (decrease)	657,431	1,835,545	$ 5,536,778	$ 14,118,443
Class B
Shares sold	57,904	151,912	$ 487,605	$ 1,183,636
Reinvestment of distributions	1,519	6,409	12,550	53,934
Shares redeemed	(44,589)	(75,001)	(375,351)	(599,710)
Net increase (decrease)	14,834	83,320	$ 124,804	$ 637,860
Class C
Shares sold	189,084	299,037	$ 1,600,138	$ 2,351,191
Reinvestment of distributions	2,346	9,804	19,379	82,368
Shares redeemed	(73,921)	(118,526)	(625,088)	(901,091)
Net increase (decrease)	117,509	190,315	$ 994,429	$ 1,532,468
Institutional Class
Shares sold	1,590,125	2,136,614	$ 13,528,734	$ 16,905,851
Reinvestment of distributions	20,867	70,375	173,820	588,654
Shares redeemed	(498,089)	(553,542)	(4,275,561)	(4,413,315)
Net increase (decrease)	1,112,903	1,653,447	$ 9,426,993	$ 13,081,190

Semiannual Report

7. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended September 30, 2010	Year ended March 31, 2010	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom 2050
Class A
Shares sold	5,104,616	9,581,471	$ 42,438,443	$ 73,833,021
Reinvestment of distributions	81,120	291,959	658,691	2,406,119
Shares redeemed	(2,217,420)	(4,148,608)	(18,362,730)	(32,257,966)
Net increase (decrease)	2,968,316	5,724,822	$ 24,734,404	$ 43,981,174
Class T
Shares sold	1,570,025	3,635,495	$ 12,963,770	$ 27,820,143
Reinvestment of distributions	23,088	92,896	187,012	765,843
Shares redeemed	(1,217,567)	(2,095,310)	(10,112,802)	(16,196,123)
Net increase (decrease)	375,546	1,633,081	$ 3,037,980	$ 12,389,863
Class B
Shares sold	92,786	210,935	$ 768,386	$ 1,592,970
Reinvestment of distributions	2,115	9,042	17,071	75,136
Shares redeemed	(64,234)	(87,238)	(522,546)	(663,372)
Net increase (decrease)	30,667	132,739	$ 262,911	$ 1,004,734
Class C
Shares sold	180,221	373,964	$ 1,493,552	$ 2,823,004
Reinvestment of distributions	3,229	14,928	26,088	124,197
Shares redeemed	(143,901)	(224,961)	(1,174,879)	(1,746,454)
Net increase (decrease)	39,549	163,931	$ 344,761	$ 1,200,747
Institutional Class
Shares sold	1,681,830	2,689,897	$ 14,019,617	$ 21,086,162
Reinvestment of distributions	26,204	82,208	213,560	678,287
Shares redeemed	(641,837)	(780,619)	(5,377,582)	(6,106,242)
Net increase (decrease)	1,066,197	1,991,486	$ 8,855,595	$ 15,658,207

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Advisor Freedom 2020	Advisor Freedom 2030
Fidelity Advisor Large Cap Fund	11%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Growth & Income Fund	50%
Fidelity Advisor Large Cap Fund	61%
Fidelity Advisor Overseas Fund	34%
Fidelity Advisor High Income Advantage Fund	28%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, and Advisor Freedom 2015 Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Adviser Freedom 2040 Fund and Adviser Freedom Income Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund, because each fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations (for each fund other than Advisor Freedom Income Fund).

Fidelity Advisor Freedom 2005 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Advisor Freedom 2010 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Advisor Freedom 2015 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Advisor Freedom 2025 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Advisor Freedom 2030 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Advisor Freedom 2035 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Advisor Freedom 2045 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Advisor Freedom 2050 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Advisor Freedom Income Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses (which include the fees and expenses of underlying funds) compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Advisor Freedom 2005 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Advisor Freedom 2010 Fund

Fidelity Advisor Freedom 2015 Fund

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Fidelity Advisor Freedom 2025 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Advisor Freedom 2030 Fund

Fidelity Advisor Freedom 2035 Fund

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Fidelity Advisor Freedom 2045 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Advisor Freedom 2050 Fund

Fidelity Advisor Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that, for Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, it had approved an amendment (effective May 19, 2005) to each fund's management contract that eliminated the management fee that the fund paid to Strategic Advisers. The Board considered that each fund's chart reflects the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

Semiannual Report

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class of each fund ranked below its competitive median for 2009 and the total expenses of Class T ranked equal to its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFF-USAN-1110
1.792158.107

Fidelity Advisor Freedom Funds®-
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 -
Institutional Class

Semiannual Report

September 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities staged a rally during the third quarter of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remained about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,026.20	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,026.00	$ 2.54
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,023.40	$ 5.07
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,023.50	$ 5.07
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,027.30	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,022.90	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,021.30	$ 2.53
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Advisor Freedom 2005
Class B	1.00%
Actual		$ 1,000.00	$ 1,019.10	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.20	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,023.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,023.40	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,022.80	$ 2.54
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,019.60	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.80	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,024.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,023.60	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,022.10	$ 2.53
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,018.90	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.10	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,018.80	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,018.10	$ 2.53
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Advisor Freedom 2020
Class B	1.00%
Actual		$ 1,000.00	$ 1,015.00	$ 5.05
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,015.10	$ 5.05
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,021.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,016.40	$ 1.26
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,014.70	$ 2.53
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,011.70	$ 5.04
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,011.90	$ 5.04
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,016.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,011.50	$ 1.26
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,010.80	$ 2.52
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,007.70	$ 5.03
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,007.80	$ 5.03
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,013.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,007.90	$ 1.26
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,006.40	$ 2.51
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Advisor Freedom 2035
Class B	1.00%
Actual		$ 1,000.00	$ 1,004.20	$ 5.02
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,004.30	$ 5.02
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,009.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,007.00	$ 1.26
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,005.50	$ 2.51
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,003.30	$ 5.02
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,002.40	$ 5.02
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,008.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,006.10	$ 1.26
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,004.30	$ 2.51
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,002.10	$ 5.02
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,002.10	$ 5.02
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,006.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,003.80	$ 1.26
Hypothetical A		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,002.00	$ 2.51
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.54
Advisor Freedom 2050
Class B	1.00%
Actual		$ 1,000.00	$ 999.60	$ 5.01
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 999.50	$ 5.01
Hypothetical A		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,003.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.07	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	0.8	0.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.4	1.8
Fidelity Advisor Equity Income Fund Institutional Class	0.3	1.5
Fidelity Advisor Growth & Income Fund Institutional Class	2.0	2.7
Fidelity Advisor Large Cap Fund Institutional Class	1.9	2.5
Fidelity Advisor Small Cap Fund Institutional Class	0.7	0.8
Fidelity Series 100 Index Fund	1.5	1.7
Fidelity Series All-Sector Equity Fund	2.8	3.5
Fidelity Series Large Cap Value Fund	2.5	2.1
Fidelity Series Small Cap Opportunities Fund	0.7	0.9
	13.8	17.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	1.0	0.8
Fidelity Advisor Overseas Fund Institutional Class	1.0	0.8
Fidelity Series International Growth Fund	1.1	0.2
Fidelity Series International Small Cap Fund	0.2	0.0*
Fidelity Series International Value Fund	1.0	0.2
	4.3	2.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	0.7	0.2
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.1	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.6	4.8
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.6	5.4
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	2.2
Fidelity Series Investment Grade Bond Fund	20.7	22.5
	25.3	30.1
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	19.8	19.8
Fidelity Institutional Money Market Portfolio Institutional Class	19.6	19.8
	39.4	39.6
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.8%
Domestic Equity Funds	13.8%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	25.3%
Short-Term Funds	39.4%

Six months ago
Commodity Funds	0.7%
Domestic Equity Funds	17.5%
Developed International Equity Funds	2.0%
Emerging Markets Equity Funds	0.2%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	4.8%
Investment Grade Bond Funds	30.1%
Short-Term Funds	39.6%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.6%
	Shares	Value
Commodity Funds - 0.8%
Fidelity Series Commodity Strategy Fund	184,624	$ 2,019,790
Domestic Equity Funds - 13.8%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	70,843	3,587,505
Fidelity Advisor Equity Income Fund Institutional Class	35,928	767,062
Fidelity Advisor Growth & Income Fund Institutional Class	326,471	5,014,596
Fidelity Advisor Large Cap Fund Institutional Class	298,585	4,965,461
Fidelity Advisor Small Cap Fund Institutional Class (a)	72,132	1,773,004
Fidelity Series 100 Index Fund	488,447	3,936,879
Fidelity Series All-Sector Equity Fund	591,896	7,037,649
Fidelity Series Large Cap Value Fund	549,331	6,240,403
Fidelity Series Small Cap Opportunities Fund (a)	196,084	1,794,171
TOTAL DOMESTIC EQUITY FUNDS		35,116,730
TOTAL DOMESTIC EQUITY FUNDS (Cost $34,626,975)		37,136,520
International Equity Funds - 5.0%

Developed International Equity Funds - 4.3%
Fidelity Advisor Diversified International Fund Institutional Class	163,149	2,489,654
Fidelity Advisor Overseas Fund Institutional Class	146,101	2,507,086
Fidelity Series International Growth Fund	259,815	2,694,284
Fidelity Series International Small Cap Fund	50,203	551,736
Fidelity Series International Value Fund	274,320	2,614,270
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		10,857,030
Emerging Markets Equity Funds - 0.7%
Fidelity Series Emerging Markets Fund	101,494	1,832,989
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,694,646)		12,690,019
Bond Funds - 41.0%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,412,869	$ 12,885,369
Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund	2,529,703	26,991,934
Investment Grade Bond Funds - 25.3%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,281,827	11,677,448
Fidelity Advisor Total Bond Fund Institutional Class	307	3,394
Fidelity Series Investment Grade Bond Fund	4,391,775	52,481,707
TOTAL INVESTMENT GRADE BOND FUNDS		64,162,549
TOTAL BOND FUNDS (Cost $97,505,801)		104,039,852
Short-Term Funds - 39.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,420,879	50,197,338
Fidelity Institutional Money Market Portfolio Institutional Class	49,851,248	49,851,248
TOTAL SHORT-TERM FUNDS (Cost $99,771,460)		100,048,586
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $243,598,882)		253,914,977
NET OTHER ASSETS (LIABILITIES) - 0.0%		(83,738)
NET ASSETS - 100%		$ 253,831,239
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $2,021,981 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $243,598,882) - See accompanying schedule		$ 253,914,977
Receivable for investments sold		333,058
Receivable for fund shares sold		283,195
Total assets		254,531,230

Liabilities
Payable for investments purchased	$ 357,352
Payable for fund shares redeemed	269,587
Distribution and service plan fees payable	73,052
Total liabilities		699,991

Net Assets		$ 253,831,239
Net Assets consist of:
Paid in capital		$ 249,067,404
Undistributed net investment income		298,299
Accumulated undistributed net realized gain (loss) on investments		(5,850,559)
Net unrealized appreciation (depreciation) on investments		10,316,095
Net Assets		$ 253,831,239

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($153,474,133 ÷ 14,554,316 shares)		$ 10.54

Maximum offering price per share (100/94.25 of $10.54)		$ 11.18
Class T: Net Asset Value and redemption price per share ($56,723,648 ÷ 5,383,899 shares)		$ 10.54

Maximum offering price per share (100/96.50 of $10.54)		$ 10.92
Class B: Net Asset Value and offering price per share ($5,130,682 ÷ 487,273 shares)A		$ 10.53

Class C: Net Asset Value and offering price per share ($16,537,567 ÷ 1,570,964 shares)A		$ 10.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($21,965,209 ÷ 2,079,123 shares)		$ 10.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,887,819

Expenses
Distribution and service plan fees	$ 429,055
Independent trustees' compensation	458
Total expenses before reductions	429,513
Expense reductions	(458)	429,055
Net investment income (loss)		1,458,764
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(560,954)
Capital gain distributions from underlying funds	28,526
Total net realized gain (loss)		(532,428)
Change in net unrealized appreciation (depreciation) on underlying funds		5,565,392
Net gain (loss)		5,032,964
Net increase (decrease) in net assets resulting from operations		$ 6,491,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,458,764	$ 4,173,414
Net realized gain (loss)	(532,428)	2,394,982
Change in net unrealized appreciation (depreciation)	5,565,392	30,437,609
Net increase (decrease) in net assets resulting from operations	6,491,728	37,006,005
Distributions to shareholders from net investment income	(1,458,820)	(4,185,152)
Distributions to shareholders from net realized gain	(281,558)	(1,201,062)
Total distributions	(1,740,378)	(5,386,214)
Share transactions - net increase (decrease)	16,187,542	40,627,765
Total increase (decrease) in net assets	20,938,892	72,247,556

Net Assets
Beginning of period	232,892,347	160,644,791
End of period (including undistributed net investment income of $298,299 and undistributed net investment income of $298,355, respectively)	$ 253,831,239	$ 232,892,347

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 8.74	$ 10.46	$ 10.74	$ 10.52	$ 10.30
Income from Investment Operations
Net investment income (loss) E	.07	.22	.29	.40	.36	.29
Net realized and unrealized gain (loss)	.20	1.66	(1.60)	(.21)	.29	.23
Total from investment operations	.27	1.88	(1.31)	.19	.65	.52
Distributions from net investment income	(.07)	(.22)	(.30)	(.40)	(.35)	(.27)
Distributions from net realized gain	(.01)	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.08)	(.27) J	(.41)	(.47) I	(.43)	(.30) H
Net asset value, end of period	$ 10.54	$ 10.35	$ 8.74	$ 10.46	$ 10.74	$ 10.52
Total Return B, C, D	2.62%	21.74%	(12.78)%	1.73%	6.38%	5.12%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.29% A	2.19%	3.03%	3.77%	3.46%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,474	$ 142,691	$ 93,865	$ 87,469	$ 49,721	$ 18,524
Portfolio turnover rate	33% A	31%	44%	56%	38%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.30 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share. I Total distributions of $.47 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 8.73	$ 10.45	$ 10.73	$ 10.51	$ 10.30
Income from Investment Operations
Net investment income (loss) E	.05	.19	.27	.38	.34	.27
Net realized and unrealized gain (loss)	.22	1.67	(1.61)	(.22)	.29	.22
Total from investment operations	.27	1.86	(1.34)	.16	.63	.49
Distributions from net investment income	(.06)	(.19)	(.27)	(.38)	(.33)	(.24)
Distributions from net realized gain	(.01)	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.07)	(.25) I	(.38)	(.44) H	(.41)	(.28)
Net asset value, end of period	$ 10.54	$ 10.34	$ 8.73	$ 10.45	$ 10.73	$ 10.51
Total Return B, C, D	2.60%	21.47%	(13.03)%	1.48%	6.11%	4.78%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.04% A	1.94%	2.78%	3.52%	3.21%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,724	$ 52,047	$ 42,675	$ 44,882	$ 39,739	$ 32,469
Portfolio turnover rate	33% A	31%	44%	56%	38%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.44 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 8.72	$ 10.44	$ 10.72	$ 10.50	$ 10.29
Income from Investment Operations
Net investment income (loss) E	.03	.14	.22	.32	.29	.22
Net realized and unrealized gain (loss)	.21	1.67	(1.60)	(.21)	.28	.21
Total from investment operations	.24	1.81	(1.38)	.11	.57	.43
Distributions from net investment income	(.03)	(.14)	(.23)	(.32)	(.27)	(.19)
Distributions from net realized gain	(.01)	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.04)	(.20) J	(.34)	(.39) I	(.35)	(.22) H
Net asset value, end of period	$ 10.53	$ 10.33	$ 8.72	$ 10.44	$ 10.72	$ 10.50
Total Return B, C, D	2.34%	20.86%	(13.48)%	.97%	5.57%	4.27%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.54% A	1.44%	2.28%	3.02%	2.71%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,131	$ 5,319	$ 4,282	$ 5,539	$ 4,993	$ 4,873
Portfolio turnover rate	33% A	31%	44%	56%	38%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.22 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share. I Total distributions of $.39 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 8.72	$ 10.43	$ 10.71	$ 10.50	$ 10.28
Income from Investment Operations
Net investment income (loss) E	.03	.14	.22	.32	.29	.22
Net realized and unrealized gain (loss)	.21	1.67	(1.60)	(.21)	.27	.22
Total from investment operations	.24	1.81	(1.38)	.11	.56	.44
Distributions from net investment income	(.03)	(.14)	(.22)	(.32)	(.27)	(.19)
Distributions from net realized gain	(.01)	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.04)	(.20) J	(.33)	(.39) I	(.35)	(.22) H
Net asset value, end of period	$ 10.53	$ 10.33	$ 8.72	$ 10.43	$ 10.71	$ 10.50
Total Return B, C, D	2.35%	20.83%	(13.41)%	.97%	5.48%	4.37%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.54% A	1.44%	2.28%	3.02%	2.71%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,538	$ 14,697	$ 11,362	$ 14,718	$ 13,279	$ 13,678
Portfolio turnover rate	33% A	31%	44%	56%	38%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.22 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share. I Total distributions of $.39 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 8.75	$ 10.48	$ 10.76	$ 10.53	$ 10.31
Income from Investment Operations
Net investment income (loss) D	.08	.24	.31	.43	.39	.32
Net realized and unrealized gain (loss)	.20	1.68	(1.61)	(.21)	.30	.23
Total from investment operations	.28	1.92	(1.30)	.22	.69	.55
Distributions from net investment income	(.08)	(.24)	(.32)	(.43)	(.38)	(.29)
Distributions from net realized gain	(.01)	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.09)	(.30) I	(.43)	(.50) H	(.46)	(.33)
Net asset value, end of period	$ 10.56	$ 10.37	$ 8.75	$ 10.48	$ 10.76	$ 10.53
Total Return B, C	2.73%	22.16%	(12.63)%	2.00%	6.72%	5.39%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.54% A	2.44%	3.28%	4.02%	3.71%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,965	$ 18,137	$ 8,461	$ 9,119	$ 2,800	$ 1,134
Portfolio turnover rate	33% A	31%	44%	56%	38%	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.50 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share. I Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.3	1.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	2.9	3.5
Fidelity Advisor Equity Income Fund Institutional Class	0.6	2.8
Fidelity Advisor Growth & Income Fund Institutional Class	4.0	5.2
Fidelity Advisor Large Cap Fund Institutional Class	4.0	5.0
Fidelity Advisor Small Cap Fund Institutional Class	1.4	1.6
Fidelity Series 100 Index Fund	3.2	3.2
Fidelity Series All-Sector Equity Fund	5.6	6.8
Fidelity Series Large Cap Value Fund	5.0	4.1
Fidelity Series Small Cap Opportunities Fund	1.4	1.7
	28.1	33.9
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.1	3.2
Fidelity Advisor Overseas Fund Institutional Class	2.2	3.2
Fidelity Series International Growth Fund	2.4	0.8
Fidelity Series International Small Cap Fund	0.5	0.1
Fidelity Series International Value Fund	2.4	0.7
	9.6	8.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.7	1.1
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.0	4.0
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.1	4.9
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	2.0
Fidelity Series Investment Grade Bond Fund	17.9	20.7
	22.0	27.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	10.2	9.2
Fidelity Institutional Money Market Portfolio Institutional Class	10.1	9.2
	20.3	18.4
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.3%
Domestic Equity Funds	28.1%
Developed International Equity Funds	9.6%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	22.0%
Short-Term Funds	20.3%

Six months ago
Commodity Funds	1.9%
Domestic Equity Funds	33.9%
Developed International Equity Funds	8.0%
Emerging Markets Equity Funds	1.1%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	4.0%
Investment Grade Bond Funds	27.6%
Short-Term Funds	18.4%

Expected
Commodity Funds	4.5%
Domestic Equity Funds	25.7%
Developed International Equity Funds	9.4%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.0%
Investment Grade Bond Funds	20.9%
Short-Term Funds	22.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.4%
	Shares	Value
Commodity Funds - 4.3%
Fidelity Series Commodity Strategy Fund	843,110	$ 9,223,623
Domestic Equity Funds - 28.1%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	122,852	6,221,209
Fidelity Advisor Equity Income Fund Institutional Class	61,689	1,317,061
Fidelity Advisor Growth & Income Fund Institutional Class	561,485	8,624,411
Fidelity Advisor Large Cap Fund Institutional Class	512,208	8,518,023
Fidelity Advisor Small Cap Fund Institutional Class (a)	124,201	3,052,864
Fidelity Series 100 Index Fund	843,265	6,796,717
Fidelity Series All-Sector Equity Fund	1,019,013	12,116,064
Fidelity Series Large Cap Value Fund	944,031	10,724,191
Fidelity Series Small Cap Opportunities Fund (a)	340,042	3,111,383
TOTAL DOMESTIC EQUITY FUNDS		60,481,923
TOTAL DOMESTIC EQUITY FUNDS (Cost $66,156,541)		69,705,546
International Equity Funds - 11.3%

Developed International Equity Funds - 9.6%
Fidelity Advisor Diversified International Fund Institutional Class	302,205	4,611,646
Fidelity Advisor Overseas Fund Institutional Class	271,991	4,667,367
Fidelity Series International Growth Fund	503,428	5,220,551
Fidelity Series International Small Cap Fund	96,251	1,057,793
Fidelity Series International Value Fund	534,957	5,098,142
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		20,655,499
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund	199,966	3,611,389
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,872,276)		24,266,888
Bond Funds - 36.0%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,181,538	$ 10,775,623
Inflation-Protected Bond Funds - 9.0%
Fidelity Series Inflation-Protected Bond Index Fund	1,824,132	19,463,484
Investment Grade Bond Funds - 22.0%
Fidelity Advisor Strategic Real Return Fund Institutional Class	969,035	8,827,913
Fidelity Advisor Total Bond Fund Institutional Class	234	2,593
Fidelity Series Investment Grade Bond Fund	3,212,275	38,386,683
TOTAL INVESTMENT GRADE BOND FUNDS		47,217,189
TOTAL BOND FUNDS (Cost $72,904,980)		77,456,296
Short-Term Funds - 20.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,365,791	21,907,228
Fidelity Institutional Money Market Portfolio Institutional Class	21,742,748	21,742,748
TOTAL SHORT-TERM FUNDS (Cost $43,364,277)		43,649,976
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $206,298,074)		215,078,706
NET OTHER ASSETS (LIABILITIES) - 0.0%		(54,099)
NET ASSETS - 100%		$ 215,024,607
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $5,987,852 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $206,298,074) - See accompanying schedule		$ 215,078,706
Cash		10
Receivable for investments sold		1,706,398
Receivable for fund shares sold		157,217
Total assets		216,942,331

Liabilities
Payable for investments purchased	$ 226,775
Payable for fund shares redeemed	1,639,406
Distribution and service plan fees payable	51,543
Total liabilities		1,917,724

Net Assets		$ 215,024,607
Net Assets consist of:
Paid in capital		$ 220,499,183
Undistributed net investment income		997,040
Accumulated undistributed net realized gain (loss) on investments		(15,252,248)
Net unrealized appreciation (depreciation) on investments		8,780,632
Net Assets		$ 215,024,607

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($157,300,933 ÷ 14,617,464 shares)		$ 10.76

Maximum offering price per share (100/94.25 of $10.76)		$ 11.42
Class T: Net Asset Value and redemption price per share ($21,713,134 ÷ 2,019,335 shares)		$ 10.75

Maximum offering price per share (100/96.50 of $10.75)		$ 11.14
Class B: Net Asset Value and offering price per share ($2,735,278 ÷ 254,882 shares)A		$ 10.73

Class C: Net Asset Value and offering price per share ($9,039,904 ÷ 844,422 shares)A		$ 10.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,235,358 ÷ 2,238,894 shares)		$ 10.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,301,372

Expenses
Distribution and service plan fees	$ 306,064
Independent trustees' compensation	393
Total expenses before reductions	306,457
Expense reductions	(393)	306,064
Net investment income (loss)		995,308
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,967,055)
Capital gain distributions from the underlying funds	119,642
Total net realized gain (loss)		(3,847,413)
Change in net unrealized appreciation (depreciation) on underlying funds		7,652,624
Net gain (loss)		3,805,211
Net increase (decrease) in net assets resulting from operations		$ 4,800,519

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 995,308	$ 3,296,419
Net realized gain (loss)	(3,847,413)	1,795,521
Change in net unrealized appreciation (depreciation)	7,652,624	39,634,422
Net increase (decrease) in net assets resulting from operations	4,800,519	44,726,362
Distributions to shareholders from net investment income	(511,595)	(3,251,107)
Distributions to shareholders from net realized gain	(455,550)	(1,348,446)
Total distributions	(967,145)	(4,599,553)
Share transactions - net increase (decrease)	1,458,391	47,810,477
Total increase (decrease) in net assets	5,291,765	87,937,286

Net Assets
Beginning of period	209,732,842	121,795,556
End of period (including undistributed net investment income of $997,040 and undistributed net investment income of $513,327, respectively)	$ 215,024,607	$ 209,732,842

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 8.10	$ 11.40	$ 11.83	$ 11.33	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.05	.20	.27	.33	.28	.25
Net realized and unrealized gain (loss)	.19	2.53	(3.06)	(.34)	.63	.76
Total from investment operations	.24	2.73	(2.79)	(.01)	.91	1.01
Distributions from net investment income	(.03)	(.19)	(.28)	(.26)	(.23)	(.20)
Distributions from net realized gain	(.02)	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.05)	(.26)	(.51)	(.42)	(.41)	(.25)
Net asset value, end of period	$ 10.76	$ 10.57	$ 8.10	$ 11.40	$ 11.83	$ 11.33
Total Return B, C, D	2.29%	33.91%	(25.09)%	(.23)%	8.21%	9.63%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	.99% A	2.01%	2.75%	2.74%	2.49%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,301	$ 155,482	$ 88,593	$ 98,483	$ 49,418	$ 16,194
Portfolio turnover rate	44% A	35%	54%	30%	30%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 8.10	$ 11.39	$ 11.81	$ 11.31	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.04	.17	.25	.30	.25	.22
Net realized and unrealized gain (loss)	.18	2.54	(3.06)	(.33)	.63	.75
Total from investment operations	.22	2.71	(2.81)	(.03)	.88	.97
Distributions from net investment income	(.02)	(.17)	(.25)	(.23)	(.20)	(.17)
Distributions from net realized gain	(.02)	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.04)	(.24)	(.48)	(.39)	(.38)	(.22)
Net asset value, end of period	$ 10.75	$ 10.57	$ 8.10	$ 11.39	$ 11.81	$ 11.31
Total Return B, C, D	2.13%	33.61%	(25.27)%	(.44)%	7.95%	9.31%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.74% A	1.76%	2.50%	2.49%	2.24%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,713	$ 23,113	$ 14,437	$ 20,837	$ 20,289	$ 13,906
Portfolio turnover rate	44% A	35%	54%	30%	30%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 8.09	$ 11.37	$ 11.78	$ 11.28	$ 10.53
Income from Investment Operations
Net investment income (loss) E	.01	.12	.20	.24	.20	.16
Net realized and unrealized gain (loss)	.19	2.53	(3.06)	(.33)	.62	.76
Total from investment operations	.20	2.65	(2.86)	(.09)	.82	.92
Distributions from net investment income	(.01)	(.11)	(.19)	(.16)	(.14)	(.12)
Distributions from net realized gain	(.02)	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.03)	(.18)	(.42)	(.32)	(.32)	(.17)
Net asset value, end of period	$ 10.73	$ 10.56	$ 8.09	$ 11.37	$ 11.78	$ 11.28
Total Return B, C, D	1.91%	32.90%	(25.69)%	(.89)%	7.40%	8.80%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.24% A	1.26%	2.00%	1.99%	1.74%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,735	$ 2,986	$ 2,692	$ 4,348	$ 3,974	$ 3,835
Portfolio turnover rate	44% A	35%	54%	30%	30%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.54	$ 8.08	$ 11.34	$ 11.76	$ 11.27	$ 10.53
Income from Investment Operations
Net investment income (loss) E	.01	.12	.20	.24	.20	.16
Net realized and unrealized gain (loss)	.19	2.53	(3.04)	(.33)	.62	.75
Total from investment operations	.20	2.65	(2.84)	(.09)	.82	.91
Distributions from net investment income	(.01)	(.12)	(.19)	(.17)	(.15)	(.12)
Distributions from net realized gain	(.02)	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.03)	(.19)	(.42)	(.33)	(.33)	(.17)
Net asset value, end of period	$ 10.71	$ 10.54	$ 8.08	$ 11.34	$ 11.76	$ 11.27
Total Return B, C, D	1.92%	32.90%	(25.61)%	(.91)%	7.36%	8.74%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.24% A	1.26%	2.00%	1.99%	1.74%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,040	$ 9,377	$ 6,761	$ 11,052	$ 9,107	$ 7,637
Portfolio turnover rate	44% A	35%	54%	30%	30%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 8.14	$ 11.46	$ 11.87	$ 11.37	$ 10.60
Income from Investment Operations
Net investment income (loss) D	.07	.22	.29	.35	.31	.28
Net realized and unrealized gain (loss)	.18	2.55	(3.07)	(.32)	.62	.76
Total from investment operations	.25	2.77	(2.78)	.03	.93	1.04
Distributions from net investment income	(.03)	(.21)	(.31)	(.28)	(.25)	(.22)
Distributions from net realized gain	(.02)	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.06) H	(.28)	(.54)	(.44)	(.43)	(.27)
Net asset value, end of period	$ 10.82	$ 10.63	$ 8.14	$ 11.46	$ 11.87	$ 11.37
Total Return B, C	2.35%	34.28%	(24.93)%	.12%	8.37%	9.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.24% A	2.26%	3.00%	2.99%	2.74%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,235	$ 18,775	$ 9,313	$ 9,645	$ 3,424	$ 1,376
Portfolio turnover rate	44% A	35%	54%	30%	30%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.06 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.0	2.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.3	3.8
Fidelity Advisor Equity Income Fund Institutional Class	0.6	3.1
Fidelity Advisor Growth & Income Fund Institutional Class	4.6	5.7
Fidelity Advisor Large Cap Fund Institutional Class	4.6	5.4
Fidelity Advisor Small Cap Fund Institutional Class	1.6	1.7
Fidelity Series 100 Index Fund	3.6	3.5
Fidelity Series All-Sector Equity Fund	6.4	7.4
Fidelity Series Large Cap Value Fund	5.8	4.5
Fidelity Series Small Cap Opportunities Fund	1.7	1.9
	32.2	37.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.6	4.0
Fidelity Advisor Overseas Fund Institutional Class	2.6	4.1
Fidelity Series International Growth Fund	2.9	0.9
Fidelity Series International Small Cap Fund	0.6	0.2
Fidelity Series International Value Fund	2.8	0.9
	11.5	10.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	1.3
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	5.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.5	4.1
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.6	5.5
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	2.2
Fidelity Series Investment Grade Bond Fund	20.1	22.6
	24.7	30.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.1	5.1
Fidelity Institutional Money Market Portfolio Institutional Class	5.0	5.0
	10.1	10.1
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.0%
Domestic Equity Funds	32.2%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.5%
Investment Grade Bond Funds	24.7%
Short-Term Funds	10.1%

Six months ago
Commodity Funds	2.1%
Domestic Equity Funds	37.0%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	4.1%
Investment Grade Bond Funds	30.3%
Short-Term Funds	10.1%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	30.8%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	24.2%
Short-Term Funds	10.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund	3,610,438	$ 39,498,188
Domestic Equity Funds - 32.2%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	517,641	26,213,323
Fidelity Advisor Equity Income Fund Institutional Class	241,287	5,151,485
Fidelity Advisor Growth & Income Fund Institutional Class	2,339,616	35,936,507
Fidelity Advisor Large Cap Fund Institutional Class	2,176,355	36,192,777
Fidelity Advisor Small Cap Fund Institutional Class (a)	523,887	12,877,143
Fidelity Series 100 Index Fund	3,510,507	28,294,686
Fidelity Series All-Sector Equity Fund	4,278,828	50,875,265
Fidelity Series Large Cap Value Fund	4,005,723	45,505,018
Fidelity Series Small Cap Opportunities Fund (a)	1,438,689	13,164,005
TOTAL DOMESTIC EQUITY FUNDS		254,210,209
TOTAL DOMESTIC EQUITY FUNDS (Cost $276,417,957)		293,708,397
International Equity Funds - 13.5%

Developed International Equity Funds - 11.5%
Fidelity Advisor Diversified International Fund Institutional Class	1,337,387	20,408,523
Fidelity Advisor Overseas Fund Institutional Class	1,197,782	20,553,941
Fidelity Series International Growth Fund	2,201,622	22,830,822
Fidelity Series International Small Cap Fund	421,832	4,635,936
Fidelity Series International Value Fund	2,336,474	22,266,595
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		90,695,817
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	861,604	15,560,564
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $102,184,820)		106,256,381
Bond Funds - 39.2%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,317,122	$ 39,372,149
Inflation-Protected Bond Funds - 9.5%
Fidelity Series Inflation-Protected Bond Index Fund	6,985,566	74,535,994
Investment Grade Bond Funds - 24.7%
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,964,683	36,118,262
Fidelity Advisor Total Bond Fund Institutional Class	1,033	11,430
Fidelity Series Investment Grade Bond Fund	13,304,451	158,988,185
TOTAL INVESTMENT GRADE BOND FUNDS		195,117,877
TOTAL BOND FUNDS (Cost $290,954,556)		309,026,020
Short-Term Funds - 10.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,313,869	39,946,427
Fidelity Institutional Money Market Portfolio Institutional Class	39,653,248	39,653,248
TOTAL SHORT-TERM FUNDS (Cost $79,492,942)		79,599,675
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $749,050,275)		788,590,473
NET OTHER ASSETS (LIABILITIES) - 0.0%		(240,418)
NET ASSETS - 100%		$ 788,350,055
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $34,281,646 of which $30,891,938 and $3,389,708 will expire on March 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $19,754,233 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $749,050,275) - See accompanying schedule		$ 788,590,473
Receivable for investments sold		1,943,924
Receivable for fund shares sold		472,873
Total assets		791,007,270

Liabilities
Payable to custodian bank	$ 7
Payable for investments purchased	925,359
Payable for fund shares redeemed	1,508,135
Distribution and service plan fees payable	223,714
Total liabilities		2,657,215

Net Assets		$ 788,350,055
Net Assets consist of:
Paid in capital		$ 824,184,096
Undistributed net investment income		3,546,482
Accumulated undistributed net realized gain (loss) on investments		(78,920,721)
Net unrealized appreciation (depreciation) on investments		39,540,198
Net Assets		$ 788,350,055

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($481,309,103 ÷ 43,459,529 shares)		$ 11.07

Maximum offering price per share (100/94.25 of $11.07)		$ 11.75
Class T: Net Asset Value and redemption price per share ($155,017,645 ÷ 14,058,067 shares)		$ 11.03

Maximum offering price per share (100/96.50 of $11.03)		$ 11.43
Class B: Net Asset Value and offering price per share ($19,877,616 ÷ 1,806,612 shares)A		$ 11.00

Class C: Net Asset Value and offering price per share ($44,007,451 ÷ 4,015,955 shares)A		$ 10.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($88,138,240 ÷ 7,922,911 shares)		$ 11.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,922,153

Expenses
Distribution and service plan fees	$ 1,400,573
Independent trustees' compensation	1,544
Total expenses before reductions	1,402,117
Expense reductions	(1,544)	1,400,573
Net investment income (loss)		3,521,580
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(20,314,304)
Capital gain distributions from underlying funds	528,039
Total net realized gain (loss)		(19,786,265)
Change in net unrealized appreciation (depreciation) on underlying funds		34,260,144
Net gain (loss)		14,473,879
Net increase (decrease) in net assets resulting from operations		$ 17,995,459

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,521,580	$ 14,588,964
Net realized gain (loss)	(19,786,265)	(1,351,879)
Change in net unrealized appreciation (depreciation)	34,260,144	207,984,174
Net increase (decrease) in net assets resulting from operations	17,995,459	221,221,259
Distributions to shareholders from net investment income	(1,848,411)	(14,970,360)
Distributions to shareholders from net realized gain	(1,906,063)	(6,224,738)
Total distributions	(3,754,474)	(21,195,098)
Share transactions - net increase (decrease)	(53,190,125)	25,017,028
Total increase (decrease) in net assets	(38,949,140)	225,043,189

Net Assets
Beginning of period	827,299,195	602,256,006
End of period (including undistributed net investment income of $3,546,482 and undistributed net investment income of $1,873,313, respectively)	$ 788,350,055	$ 827,299,195

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 8.19	$ 11.78	$ 12.28	$ 11.79	$ 11.01
Income from Investment Operations
Net investment income (loss) E	.05	.21	.27	.33	.29	.25
Net realized and unrealized gain (loss)	.20	2.76	(3.28)	(.34)	.66	.80
Total from investment operations	.25	2.97	(3.01)	(.01)	.95	1.05
Distributions from net investment income	(.03)	(.21)	(.28)	(.30)	(.26)	(.22)
Distributions from net realized gain	(.03)	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.05) J	(.29) I	(.58)	(.49)	(.46)	(.27) H
Net asset value, end of period	$ 11.07	$ 10.87	$ 8.19	$ 11.78	$ 12.28	$ 11.79
Total Return B, C, D	2.34%	36.51%	(26.36)%	(.27)%	8.22%	9.65%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	.97% A	2.04%	2.77%	2.66%	2.43%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 481,309	$ 478,025	$ 339,203	$ 377,118	$ 248,500	$ 146,593
Portfolio turnover rate	39% A	42%	44%	15%	22%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share. I Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share. J Total distributions of $.05 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 8.16	$ 11.74	$ 12.24	$ 11.75	$ 10.97
Income from Investment Operations
Net investment income (loss) E	.04	.18	.25	.30	.26	.22
Net realized and unrealized gain (loss)	.21	2.76	(3.28)	(.34)	.66	.80
Total from investment operations	.25	2.94	(3.03)	(.04)	.92	1.02
Distributions from net investment income	(.02)	(.19)	(.25)	(.27)	(.23)	(.19)
Distributions from net realized gain	(.03)	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.05)	(.27) I	(.55)	(.46)	(.43)	(.24) H
Net asset value, end of period	$ 11.03	$ 10.83	$ 8.16	$ 11.74	$ 12.24	$ 11.75
Total Return B, C, D	2.28%	36.19%	(26.57)%	(.52)%	8.00%	9.42%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	.72% A	1.79%	2.52%	2.41%	2.18%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,018	$ 204,059	$ 163,842	$ 216,732	$ 194,563	$ 143,012
Portfolio turnover rate	39% A	42%	44%	15%	22%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share. I Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 8.15	$ 11.70	$ 12.20	$ 11.71	$ 10.94
Income from Investment Operations
Net investment income (loss) E	.01	.13	.20	.24	.20	.17
Net realized and unrealized gain (loss)	.20	2.76	(3.26)	(.35)	.66	.79
Total from investment operations	.21	2.89	(3.06)	(.11)	.86	.96
Distributions from net investment income	(.01)	(.13)	(.19)	(.20)	(.17)	(.13)
Distributions from net realized gain	(.03)	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.03) I	(.22) H	(.49)	(.39)	(.37)	(.19)
Net asset value, end of period	$ 11.00	$ 10.82	$ 8.15	$ 11.70	$ 12.20	$ 11.71
Total Return B, C, D	1.96%	35.54%	(26.92)%	(1.04)%	7.47%	8.83%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.22% A	1.29%	2.03%	1.91%	1.68%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,878	$ 22,468	$ 19,950	$ 34,137	$ 34,834	$ 33,404
Portfolio turnover rate	39% A	42%	44%	15%	22%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share. I Total distributions of $.03 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 8.13	$ 11.67	$ 12.17	$ 11.69	$ 10.93
Income from Investment Operations
Net investment income (loss) E	.01	.13	.20	.23	.20	.17
Net realized and unrealized gain (loss)	.20	2.74	(3.25)	(.33)	.66	.78
Total from investment operations	.21	2.87	(3.05)	(.10)	.86	.95
Distributions from net investment income	(.01)	(.14)	(.19)	(.21)	(.18)	(.14)
Distributions from net realized gain	(.03)	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.03) J	(.22) I	(.49)	(.40)	(.38)	(.19) H
Net asset value, end of period	$ 10.96	$ 10.78	$ 8.13	$ 11.67	$ 12.17	$ 11.69
Total Return B, C, D	1.98%	35.45%	(26.88)%	(.97)%	7.45%	8.78%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.22% A	1.29%	2.02%	1.91%	1.68%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,007	$ 47,178	$ 37,524	$ 58,378	$ 47,918	$ 38,882
Portfolio turnover rate	39% A	42%	44%	15%	22%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.19 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share. I Total distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 8.22	$ 11.82	$ 12.32	$ 11.82	$ 11.03
Income from Investment Operations
Net investment income (loss) D	.07	.23	.30	.36	.32	.28
Net realized and unrealized gain (loss)	.20	2.78	(3.30)	(.34)	.67	.80
Total from investment operations	.27	3.01	(3.00)	.02	.99	1.08
Distributions from net investment income	(.03)	(.23)	(.30)	(.33)	(.29)	(.24)
Distributions from net realized gain	(.03)	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.06)	(.32) I	(.60)	(.52)	(.49)	(.29) H
Net asset value, end of period	$ 11.12	$ 10.91	$ 8.22	$ 11.82	$ 12.32	$ 11.82
Total Return B, C	2.49%	36.80%	(26.16)%	(.05)%	8.52%	9.94%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.22% A	2.29%	3.02%	2.91%	2.68%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,138	$ 75,569	$ 41,737	$ 39,922	$ 21,580	$ 11,038
Portfolio turnover rate	39% A	42%	44%	15%	22%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.29 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share. I Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.0	2.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.4	3.9
Fidelity Advisor Equity Income Fund Institutional Class	0.7	3.2
Fidelity Advisor Growth & Income Fund Institutional Class	4.7	5.9
Fidelity Advisor Large Cap Fund Institutional Class	4.7	5.6
Fidelity Advisor Small Cap Fund Institutional Class	1.7	1.8
Fidelity Series 100 Index Fund	3.8	3.7
Fidelity Series All-Sector Equity Fund	6.7	7.6
Fidelity Series Large Cap Value Fund	5.9	4.7
Fidelity Series Small Cap Opportunities Fund	1.7	1.9
	33.3	38.3
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.7	4.1
Fidelity Advisor Overseas Fund Institutional Class	2.7	4.2
Fidelity Series International Growth Fund	2.9	1.0
Fidelity Series International Small Cap Fund	0.6	0.2
Fidelity Series International Value Fund	2.8	1.0
	11.7	10.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	1.4
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.1	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.6	3.7
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.6	5.4
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	2.1
Fidelity Series Investment Grade Bond Fund	20.7	22.4
	25.3	29.9
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.5	4.4
Fidelity Institutional Money Market Portfolio Institutional Class	4.5	4.4
	9.0	8.8
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.0%
Domestic Equity Funds	33.3%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.6%
Investment Grade Bond Funds	25.3%
Short-Term Funds	9.0%

Six months ago
Commodity Funds	2.2%
Domestic Equity Funds	38.3%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	1.4%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	29.9%
Short-Term Funds	8.8%

Expected
Commodity Funds	5.6%
Domestic Equity Funds	31.6%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	24.7%
Short-Term Funds	9.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.3%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund	6,231,040	$ 68,167,580
Domestic Equity Funds - 33.3%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	919,646	46,570,859
Fidelity Advisor Equity Income Fund Institutional Class	452,963	9,670,765
Fidelity Advisor Growth & Income Fund Institutional Class	4,197,475	64,473,221
Fidelity Advisor Large Cap Fund Institutional Class	3,845,719	63,954,303
Fidelity Advisor Small Cap Fund Institutional Class (a)	940,070	23,106,929
Fidelity Series 100 Index Fund	6,326,808	50,994,075
Fidelity Series All-Sector Equity Fund	7,630,193	90,722,995
Fidelity Series Large Cap Value Fund	7,088,833	80,529,137
Fidelity Series Small Cap Opportunities Fund (a)	2,563,738	23,458,201
TOTAL DOMESTIC EQUITY FUNDS		453,480,485
TOTAL DOMESTIC EQUITY FUNDS (Cost $502,690,639)		521,648,065
International Equity Funds - 13.7%

Developed International Equity Funds - 11.7%
Fidelity Advisor Diversified International Fund Institutional Class	2,403,516	36,677,658
Fidelity Advisor Overseas Fund Institutional Class	2,160,396	37,072,391
Fidelity Series International Growth Fund	3,818,694	39,599,857
Fidelity Series International Small Cap Fund	726,481	7,984,031
Fidelity Series International Value Fund	4,038,903	38,490,745
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		159,824,682
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	1,514,521	27,352,246
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $180,179,402)		187,176,928
Bond Funds - 39.0%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,612,227	$ 69,423,512
Inflation-Protected Bond Funds - 8.6%
Fidelity Series Inflation-Protected Bond Index Fund	10,952,190	116,859,870
Investment Grade Bond Funds - 25.3%
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,873,138	62,614,286
Fidelity Advisor Total Bond Fund Institutional Class	1,667	18,458
Fidelity Series Investment Grade Bond Fund	23,616,590	282,218,257
TOTAL INVESTMENT GRADE BOND FUNDS		344,851,001
TOTAL BOND FUNDS (Cost $500,902,469)		531,134,383
Short-Term Funds - 9.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	6,688,670	61,937,087
Fidelity Institutional Money Market Portfolio Institutional Class	61,588,314	61,588,314
TOTAL SHORT-TERM FUNDS (Cost $122,827,297)		123,525,401
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,306,599,807)		1,363,484,777
NET OTHER ASSETS (LIABILITIES) - 0.0%		(373,960)
NET ASSETS - 100%		$ 1,363,110,817
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $35,532,008 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $20,405,712 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,306,599,807) - See accompanying schedule		$ 1,363,484,777
Cash		868
Receivable for investments sold		2,422,491
Receivable for fund shares sold		870,769
Total assets		1,366,778,905

Liabilities
Payable for investments purchased	$ 1,659,215
Payable for fund shares redeemed	1,656,813
Distribution and service plan fees payable	352,060
Total liabilities		3,668,088

Net Assets		$ 1,363,110,817
Net Assets consist of:
Paid in capital		$ 1,392,590,289
Undistributed net investment income		5,771,268
Accumulated undistributed net realized gain (loss) on investments		(92,135,710)
Net unrealized appreciation (depreciation) on investments		56,884,970
Net Assets		$ 1,363,110,817

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($865,170,129 ÷ 78,614,319 shares)		$ 11.01

Maximum offering price per share (100/94.25 of $11.01)		$ 11.68
Class T: Net Asset Value and redemption price per share ($228,358,254 ÷ 20,797,159 shares)		$ 10.98

Maximum offering price per share (100/96.50 of $10.98)		$ 11.38
Class B: Net Asset Value and offering price per share ($34,611,340 ÷ 3,165,333 shares)A		$ 10.93

Class C: Net Asset Value and offering price per share ($64,556,053 ÷ 5,916,167 shares)A		$ 10.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($170,415,041 ÷ 15,381,547 shares)		$ 11.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,860,251

Expenses
Distribution and service plan fees	$ 2,087,004
Independent trustees' compensation	2,443
Total expenses before reductions	2,089,447
Expense reductions	(2,443)	2,087,004
Net investment income (loss)		5,773,247
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(30,785,687)
Capital gain distributions from underlying funds	873,520
Total net realized gain (loss)		(29,912,167)
Change in net unrealized appreciation (depreciation) on underlying funds		54,460,088
Net gain (loss)		24,547,921
Net increase (decrease) in net assets resulting from operations		$ 30,321,168

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,773,247	$ 20,862,802
Net realized gain (loss)	(29,912,167)	5,172,111
Change in net unrealized appreciation (depreciation)	54,460,088	290,904,573
Net increase (decrease) in net assets resulting from operations	30,321,168	316,939,486
Distributions to shareholders from net investment income	(2,939,520)	(20,840,116)
Distributions to shareholders from net realized gain	(3,154,559)	(9,228,273)
Total distributions	(6,094,079)	(30,068,389)
Share transactions - net increase (decrease)	45,256,337	214,008,908
Total increase (decrease) in net assets	69,483,426	500,880,005

Net Assets
Beginning of period	1,293,627,391	792,747,386
End of period (including undistributed net investment income of $5,771,268 and undistributed net investment income of $2,937,541, respectively)	$ 1,363,110,817	$ 1,293,627,391

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 8.05	$ 11.85	$ 12.40	$ 11.84	$ 10.77
Income from Investment Operations
Net investment income (loss) E	.05	.20	.26	.31	.26	.22
Net realized and unrealized gain (loss)	.20	2.84	(3.47)	(.35)	.74	1.07
Total from investment operations	.25	3.04	(3.21)	(.04)	1.00	1.29
Distributions from net investment income	(.03)	(.20)	(.26)	(.27)	(.23)	(.16)
Distributions from net realized gain	(.03)	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.05) K	(.28) J	(.59) I	(.51) H	(.44)	(.22)
Net asset value, end of period	$ 11.01	$ 10.81	$ 8.05	$ 11.85	$ 12.40	$ 11.84
Total Return B, C, D	2.36%	37.95%	(28.01)%	(.53)%	8.56%	12.12%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	.96% A	2.02%	2.69%	2.46%	2.21%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 865,170	$ 830,024	$ 477,641	$ 517,888	$ 291,783	$ 128,241
Portfolio turnover rate	36% A	29%	36%	13%	11%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.51 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share. I Total distributions of $.59 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share. J Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 8.04	$ 11.82	$ 12.38	$ 11.81	$ 10.76
Income from Investment Operations
Net investment income (loss) E	.04	.18	.24	.28	.23	.19
Net realized and unrealized gain (loss)	.20	2.82	(3.46)	(.36)	.75	1.06
Total from investment operations	.24	3.00	(3.22)	(.08)	.98	1.25
Distributions from net investment income	(.02)	(.17)	(.23)	(.23)	(.20)	(.14)
Distributions from net realized gain	(.03)	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.05)	(.25) J	(.56) I	(.48) H	(.41)	(.20)
Net asset value, end of period	$ 10.98	$ 10.79	$ 8.04	$ 11.82	$ 12.38	$ 11.81
Total Return B, C, D	2.21%	37.53%	(28.13)%	(.89)%	8.40%	11.71%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	.71% A	1.77%	2.44%	2.21%	1.96%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 228,358	$ 225,384	$ 162,439	$ 203,822	$ 186,106	$ 125,323
Portfolio turnover rate	36% A	29%	36%	13%	11%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.48 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share. I Total distributions of $.56 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share. J Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 8.02	$ 11.77	$ 12.33	$ 11.77	$ 10.73
Income from Investment Operations
Net investment income (loss) E	.01	.13	.19	.21	.17	.13
Net realized and unrealized gain (loss)	.19	2.82	(3.44)	(.36)	.74	1.06
Total from investment operations	.20	2.95	(3.25)	(.15)	.91	1.19
Distributions from net investment income	(.01)	(.12)	(.17)	(.17)	(.14)	(.09)
Distributions from net realized gain	(.03)	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.03) K	(.21) J	(.50) I	(.41) H	(.35)	(.15)
Net asset value, end of period	$ 10.93	$ 10.76	$ 8.02	$ 11.77	$ 12.33	$ 11.77
Total Return B, C, D	1.89%	36.85%	(28.47)%	(1.37)%	7.83%	11.17%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.21% A	1.27%	1.94%	1.71%	1.46%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,611	$ 35,932	$ 27,727	$ 43,608	$ 41,424	$ 33,633
Portfolio turnover rate	36% A	29%	36%	13%	11%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.41 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share. I Total distributions of $.50 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share. J Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.026 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 8.00	$ 11.76	$ 12.32	$ 11.77	$ 10.73
Income from Investment Operations
Net investment income (loss) E	.01	.13	.19	.21	.17	.13
Net realized and unrealized gain (loss)	.19	2.82	(3.45)	(.35)	.74	1.06
Total from investment operations	.20	2.95	(3.26)	(.14)	.91	1.19
Distributions from net investment income	(.01)	(.13)	(.18)	(.18)	(.15)	(.09)
Distributions from net realized gain	(.03)	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.03) K	(.21) J	(.50) I	(.42) H	(.36)	(.15)
Net asset value, end of period	$ 10.91	$ 10.74	$ 8.00	$ 11.76	$ 12.32	$ 11.77
Total Return B, C, D	1.91%	36.97%	(28.53)%	(1.34)%	7.81%	11.19%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.21% A	1.27%	1.94%	1.71%	1.46%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,556	$ 64,801	$ 46,942	$ 65,543	$ 56,686	$ 35,656
Portfolio turnover rate	36% A	29%	36%	13%	11%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.42 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share. I Total distributions of $.50 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share. J Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.026 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 8.09	$ 11.91	$ 12.47	$ 11.89	$ 10.81
Income from Investment Operations
Net investment income (loss) D	.06	.23	.29	.34	.29	.25
Net realized and unrealized gain (loss)	.21	2.85	(3.50)	(.36)	.75	1.07
Total from investment operations	.27	3.08	(3.21)	(.02)	1.04	1.32
Distributions from net investment income	(.03)	(.22)	(.29)	(.29)	(.25)	(.18)
Distributions from net realized gain	(.03)	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.06)	(.30) J	(.61) I	(.54) H	(.46)	(.24)
Net asset value, end of period	$ 11.08	$ 10.87	$ 8.09	$ 11.91	$ 12.47	$ 11.89
Total Return B, C	2.50%	38.30%	(27.85)%	(.42)%	8.90%	12.36%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.21% A	2.27%	2.94%	2.71%	2.46%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 170,415	$ 137,487	$ 77,998	$ 68,797	$ 39,631	$ 26,886
Portfolio turnover rate	36% A	29%	36%	13%	11%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.54 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share. I Total distributions of $.61 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share. J Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.0	2.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.1	4.7
Fidelity Advisor Equity Income Fund Institutional Class	0.8	3.9
Fidelity Advisor Growth & Income Fund Institutional Class	5.6	7.1
Fidelity Advisor Large Cap Fund Institutional Class	5.6	6.8
Fidelity Advisor Small Cap Fund Institutional Class	2.0	2.2
Fidelity Series 100 Index Fund	4.4	4.4
Fidelity Series All-Sector Equity Fund	7.9	9.2
Fidelity Series Large Cap Value Fund	7.1	5.6
Fidelity Series Small Cap Opportunities Fund	2.1	2.3
	39.6	46.2
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.2	5.0
Fidelity Advisor Overseas Fund Institutional Class	3.3	5.1
Fidelity Series International Growth Fund	3.5	1.2
Fidelity Series International Small Cap Fund	0.7	0.2
Fidelity Series International Value Fund	3.4	1.2
	14.1	12.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.4	1.7
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	6.7	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	6.4	2.7
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.9	4.4
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	1.7
Fidelity Series Investment Grade Bond Fund	17.7	18.4
	21.6	24.5
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	1.6	1.3
Fidelity Institutional Money Market Portfolio Institutional Class	1.6	1.2
	3.2	2.5
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.0%
Domestic Equity Funds	39.6%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	6.7%
Inflation-Protected Bond Funds	6.4%
Investment Grade Bond Funds	21.6%
Short-Term Funds	3.2%

Six months ago
Commodity Funds	2.7%
Domestic Equity Funds	46.2%
Developed International Equity Funds	12.7%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	2.7%
Investment Grade Bond Funds	24.5%
Short-Term Funds	2.5%

Expected
Commodity Funds	6.6%
Domestic Equity Funds	37.2%
Developed International Equity Funds	13.6%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	6.5%
Inflation-Protected Bond Funds	7.7%
Investment Grade Bond Funds	22.0%
Short-Term Funds	4.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.6%
	Shares	Value
Commodity Funds - 6.0%
Fidelity Series Commodity Strategy Fund	11,772,654	$ 128,792,833
Domestic Equity Funds - 39.6%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,711,247	86,657,551
Fidelity Advisor Equity Income Fund Institutional Class	826,058	17,636,330
Fidelity Advisor Growth & Income Fund Institutional Class	7,757,972	119,162,453
Fidelity Advisor Large Cap Fund Institutional Class	7,194,596	119,646,135
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,732,274	42,579,294
Fidelity Series 100 Index Fund	11,685,723	94,186,926
Fidelity Series All-Sector Equity Fund	14,185,587	168,666,633
Fidelity Series Large Cap Value Fund	13,287,488	150,945,866
Fidelity Series Small Cap Opportunities Fund (a)	4,758,681	43,541,932
TOTAL DOMESTIC EQUITY FUNDS		843,023,120
TOTAL DOMESTIC EQUITY FUNDS (Cost $913,041,497)		971,815,953
International Equity Funds - 16.5%

Developed International Equity Funds - 14.1%
Fidelity Advisor Diversified International Fund Institutional Class	4,481,589	68,389,051
Fidelity Advisor Overseas Fund Institutional Class	4,038,894	69,307,422
Fidelity Series International Growth Fund	7,202,294	74,687,787
Fidelity Series International Small Cap Fund	1,373,271	15,092,253
Fidelity Series International Value Fund	7,618,364	72,603,010
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		300,079,523
Emerging Markets Equity Funds - 2.4%
Fidelity Series Emerging Markets Fund	2,823,436	50,991,258
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $330,898,972)		351,070,781
Bond Funds - 34.7%
	Shares	Value
High Yield Bond Funds - 6.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	15,641,121	$ 142,647,019
Inflation-Protected Bond Funds - 6.4%
Fidelity Series Inflation-Protected Bond Index Fund	12,873,366	137,358,819
Investment Grade Bond Funds - 21.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	9,197,549	83,789,675
Fidelity Advisor Total Bond Fund Institutional Class	2,359	26,110
Fidelity Series Investment Grade Bond Fund	31,532,980	376,819,114
TOTAL INVESTMENT GRADE BOND FUNDS		460,634,899
TOTAL BOND FUNDS (Cost $699,361,363)		740,640,737
Short-Term Funds - 3.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,722,859	34,473,673
Fidelity Institutional Money Market Portfolio Institutional Class	34,148,432	34,148,432
TOTAL SHORT-TERM FUNDS (Cost $68,003,289)		68,622,105
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,011,305,121)		2,132,149,576
NET OTHER ASSETS (LIABILITIES) - 0.0%		(611,434)
NET ASSETS - 100%		$ 2,131,538,142
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $83,490,631 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $46,197,827 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $2,011,305,121) - See accompanying schedule		$ 2,132,149,576
Cash		869
Receivable for investments sold		3,738,731
Receivable for fund shares sold		1,469,868
Total assets		2,137,359,044

Liabilities
Payable for investments purchased	$ 2,384,097
Payable for fund shares redeemed	2,856,619
Distribution and service plan fees payable	580,186
Total liabilities		5,820,902

Net Assets		$ 2,131,538,142
Net Assets consist of:
Paid in capital		$ 2,208,775,308
Undistributed net investment income		8,231,508
Accumulated undistributed net realized gain (loss) on investments		(206,313,129)
Net unrealized appreciation (depreciation) on investments		120,844,455
Net Assets		$ 2,131,538,142

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,307,035,631 ÷ 115,017,261 shares)		$ 11.36

Maximum offering price per share (100/94.25 of $11.36)		$ 12.05
Class T: Net Asset Value and redemption price per share ($398,847,539 ÷ 35,148,298 shares)		$ 11.35

Maximum offering price per share (100/96.50 of $11.35)		$ 11.76
Class B: Net Asset Value and offering price per share ($67,820,256 ÷ 6,002,741 shares)A		$ 11.30

Class C: Net Asset Value and offering price per share ($95,118,587 ÷ 8,436,616 shares)A		$ 11.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($262,716,129 ÷ 22,974,236 shares)		$ 11.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 11,808,276

Expenses
Distribution and service plan fees	$ 3,533,628
Independent trustees' compensation	3,965
Total expenses before reductions	3,537,593
Expense reductions	(3,965)	3,533,628
Net investment income (loss)		8,274,648
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(66,255,490)
Capital gain distributions from underlying funds	1,703,921
Total net realized gain (loss)		(64,551,569)
Change in net unrealized appreciation (depreciation) on underlying funds		96,128,671
Net gain (loss)		31,577,102
Net increase (decrease) in net assets resulting from operations		$ 39,851,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,274,648	$ 31,695,503
Net realized gain (loss)	(64,551,569)	(9,984,453)
Change in net unrealized appreciation (depreciation)	96,128,671	562,202,605
Net increase (decrease) in net assets resulting from operations	39,851,750	583,913,655
Distributions to shareholders from net investment income	(4,060,878)	(31,327,675)
Distributions to shareholders from net realized gain	(6,270,030)	(15,485,703)
Total distributions	(10,330,908)	(46,813,378)
Share transactions - net increase (decrease)	(4,123,394)	326,679,236
Total increase (decrease) in net assets	25,397,448	863,779,513

Net Assets
Beginning of period	2,106,140,694	1,242,361,181
End of period (including undistributed net investment income of $8,231,508 and undistributed net investment income of $4,017,738, respectively)	$ 2,131,538,142	$ 2,106,140,694

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 7.97	$ 12.73	$ 13.49	$ 12.85	$ 11.53
Income from Investment Operations
Net investment income (loss) E	.05	.20	.25	.28	.24	.19
Net realized and unrealized gain (loss)	.16	3.32	(4.33)	(.49)	.92	1.36
Total from investment operations	.21	3.52	(4.08)	(.21)	1.16	1.55
Distributions from net investment income	(.02)	(.19)	(.25)	(.25)	(.23)	(.16)
Distributions from net realized gain	(.03)	(.09)	(.43)	(.30)	(.30)	(.08)
Total distributions	(.06) K	(.28) J	(.68)	(.55)	(.52) I	(.23) H
Net asset value, end of period	$ 11.36	$ 11.21	$ 7.97	$ 12.73	$ 13.49	$ 12.85
Total Return B, C, D	1.88%	44.32%	(33.34)%	(1.83)%	9.21%	13.62%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	.87% A	1.92%	2.49%	2.07%	1.89%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,307,036	$ 1,238,015	$ 677,210	$ 811,992	$ 511,536	$ 284,466
Portfolio turnover rate	43% A	26%	31%	10%	13%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share. I Total distributions of $.52 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share. J Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.033 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 7.96	$ 12.72	$ 13.47	$ 12.83	$ 11.52
Income from Investment Operations
Net investment income (loss) E	.03	.17	.23	.25	.21	.16
Net realized and unrealized gain (loss)	.17	3.32	(4.34)	(.49)	.92	1.36
Total from investment operations	.20	3.49	(4.11)	(.24)	1.13	1.52
Distributions from net investment income	(.02)	(.16)	(.22)	(.21)	(.19)	(.13)
Distributions from net realized gain	(.03)	(.09)	(.43)	(.30)	(.30)	(.08)
Total distributions	(.05)	(.25) I	(.65)	(.51)	(.49) H	(.21)
Net asset value, end of period	$ 11.35	$ 11.20	$ 7.96	$ 12.72	$ 13.47	$ 12.83
Total Return B, C, D	1.81%	44.02%	(33.56)%	(2.02)%	8.97%	13.28%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	.62% A	1.67%	2.24%	1.82%	1.63%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 398,848	$ 488,097	$ 343,919	$ 458,465	$ 431,886	$ 296,477
Portfolio turnover rate	43% A	26%	31%	10%	13%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.49 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 7.94	$ 12.66	$ 13.41	$ 12.78	$ 11.48
Income from Investment Operations
Net investment income (loss) E	.01	.12	.18	.18	.15	.10
Net realized and unrealized gain (loss)	.16	3.31	(4.31)	(.48)	.91	1.35
Total from investment operations	.17	3.43	(4.13)	(.30)	1.06	1.45
Distributions from net investment income	- H	(.12)	(.16)	(.15)	(.13)	(.08)
Distributions from net realized gain	(.03)	(.09)	(.43)	(.30)	(.30)	(.07)
Total distributions	(.04) K	(.20) J	(.59)	(.45)	(.43) I	(.15)
Net asset value, end of period	$ 11.30	$ 11.17	$ 7.94	$ 12.66	$ 13.41	$ 12.78
Total Return B, C, D	1.50%	43.34%	(33.87)%	(2.51)%	8.40%	12.71%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.12% A	1.17%	1.74%	1.32%	1.13%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,820	$ 71,888	$ 52,871	$ 89,049	$ 85,981	$ 71,232
Portfolio turnover rate	43% A	26%	31%	10%	13%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.43 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.033 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 7.92	$ 12.64	$ 13.40	$ 12.77	$ 11.48
Income from Investment Operations
Net investment income (loss) E	.01	.12	.18	.18	.15	.10
Net realized and unrealized gain (loss)	.16	3.31	(4.31)	(.49)	.91	1.34
Total from investment operations	.17	3.43	(4.13)	(.31)	1.06	1.44
Distributions from net investment income	- H	(.12)	(.16)	(.15)	(.14)	(.08)
Distributions from net realized gain	(.03)	(.09)	(.43)	(.30)	(.30)	(.07)
Total distributions	(.04) K	(.21) J	(.59)	(.45)	(.43) I	(.15)
Net asset value, end of period	$ 11.27	$ 11.14	$ 7.92	$ 12.64	$ 13.40	$ 12.77
Total Return B, C, D	1.51%	43.38%	(33.90)%	(2.56)%	8.45%	12.66%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.12% A	1.17%	1.74%	1.32%	1.14%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,119	$ 93,237	$ 62,702	$ 95,224	$ 85,076	$ 61,442
Portfolio turnover rate	43% A	26%	31%	10%	13%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.43 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share. J Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.033 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 8.01	$ 12.79	$ 13.55	$ 12.90	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.06	.22	.28	.32	.28	.23
Net realized and unrealized gain (loss)	.17	3.34	(4.35)	(.50)	.92	1.36
Total from investment operations	.23	3.56	(4.07)	(.18)	1.20	1.59
Distributions from net investment income	(.03)	(.21)	(.28)	(.28)	(.25)	(.18)
Distributions from net realized gain	(.03)	(.09)	(.43)	(.30)	(.30)	(.08)
Total distributions	(.06)	(.30) I	(.71)	(.58)	(.55) H	(.26)
Net asset value, end of period	$ 11.44	$ 11.27	$ 8.01	$ 12.79	$ 13.55	$ 12.90
Total Return B, C	2.10%	44.65%	(33.16)%	(1.62)%	9.47%	13.88%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.12% A	2.17%	2.74%	2.32%	2.13%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 262,716	$ 214,905	$ 105,660	$ 87,568	$ 38,153	$ 21,212
Portfolio turnover rate	43% A	26%	31%	10%	13%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.55 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share. I Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.8	3.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.6	5.3
Fidelity Advisor Equity Income Fund Institutional Class	1.0	4.3
Fidelity Advisor Growth & Income Fund Institutional Class	6.4	7.9
Fidelity Advisor Large Cap Fund Institutional Class	6.3	7.5
Fidelity Advisor Small Cap Fund Institutional Class	2.3	2.4
Fidelity Series 100 Index Fund	5.1	4.9
Fidelity Series All-Sector Equity Fund	9.0	10.3
Fidelity Series Large Cap Value Fund	8.0	6.3
Fidelity Series Small Cap Opportunities Fund	2.3	2.6
	45.0	51.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.7	5.6
Fidelity Advisor Overseas Fund Institutional Class	3.7	5.6
Fidelity Series International Growth Fund	3.9	1.3
Fidelity Series International Small Cap Fund	0.8	0.3
Fidelity Series International Value Fund	3.8	1.3
	15.9	14.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.7	1.9
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	3.8	1.6
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.3	3.6
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	1.5
Fidelity Series Investment Grade Bond Fund	15.1	15.3
	18.4	20.4
Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	0.0*	0.0*
Fidelity Institutional Money Market Portfolio Institutional Class	0.0*	0.0*
	0.0*	0.0*
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.8%
Domestic Equity Funds	45.0%
Developed International Equity Funds	15.9%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	3.8%
Investment Grade Bond Funds	18.4%
Short-Term Funds	0.0%*

Six months ago
Commodity Funds	3.0%
Domestic Equity Funds	51.5%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	1.6%
Investment Grade Bond Funds	20.4%
Short-Term Funds	0.0%*

Expected
Commodity Funds	7.6%
Domestic Equity Funds	43.2%
Developed International Equity Funds	15.7%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	4.6%
Investment Grade Bond Funds	18.5%
Short-Term Funds	0.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Commodity Funds - 6.8%
Fidelity Series Commodity Strategy Fund	9,733,612	$ 106,485,713
Domestic Equity Funds - 45.0%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,442,067	73,026,278
Fidelity Advisor Equity Income Fund Institutional Class	706,345	15,080,472
Fidelity Advisor Growth & Income Fund Institutional Class	6,578,025	101,038,459
Fidelity Advisor Large Cap Fund Institutional Class	6,011,960	99,978,892
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,461,627	35,926,803
Fidelity Series 100 Index Fund	9,906,166	79,843,699
Fidelity Series All-Sector Equity Fund	11,955,621	142,152,332
Fidelity Series Large Cap Value Fund	11,118,517	126,306,352
Fidelity Series Small Cap Opportunities Fund (a)	3,985,411	36,466,514
TOTAL DOMESTIC EQUITY FUNDS		709,819,801
TOTAL DOMESTIC EQUITY FUNDS (Cost $777,416,659)		816,305,514
International Equity Funds - 18.6%

Developed International Equity Funds - 15.9%
Fidelity Advisor Diversified International Fund Institutional Class	3,758,766	57,358,766
Fidelity Advisor Overseas Fund Institutional Class	3,384,796	58,083,097
Fidelity Series International Growth Fund	5,963,190	61,838,280
Fidelity Series International Small Cap Fund	1,130,510	12,424,310
Fidelity Series International Value Fund	6,319,796	60,227,660
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		249,932,113
Emerging Markets Equity Funds - 2.7%
Fidelity Series Emerging Markets Fund	2,359,163	42,606,475
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $275,918,823)		292,538,588
Bond Funds - 29.6%
	Shares	Value
High Yield Bond Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	12,819,150	$ 116,910,649
Inflation-Protected Bond Funds - 3.8%
Fidelity Series Inflation-Protected Bond Index Fund	5,571,129	59,443,946
Investment Grade Bond Funds - 18.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,757,145	52,447,588
Fidelity Advisor Total Bond Fund Institutional Class	1,361	15,063
Fidelity Series Investment Grade Bond Fund	19,883,385	237,606,455
TOTAL INVESTMENT GRADE BOND FUNDS		290,069,106
TOTAL BOND FUNDS (Cost $440,139,536)		466,423,701
Short-Term Funds - 0.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	33,625	311,371
Fidelity Institutional Money Market Portfolio Institutional Class	310,339	310,339
TOTAL SHORT-TERM FUNDS (Cost $620,686)		621,710
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,494,095,704)		1,575,889,513
NET OTHER ASSETS (LIABILITIES) - 0.0%		(405,542)
NET ASSETS - 100%		$ 1,575,483,971
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $53,781,443 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $25,145,573 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,494,095,704) - See accompanying schedule		$ 1,575,889,513
Cash		8
Receivable for investments sold		1,652,951
Receivable for fund shares sold		1,375,994
Total assets		1,578,918,466

Liabilities
Payable for investments purchased	$ 1,397,240
Payable for fund shares redeemed	1,646,886
Distribution and service plan fees payable	390,369
Total liabilities		3,434,495

Net Assets		$ 1,575,483,971
Net Assets consist of:
Paid in capital		$ 1,619,168,560
Undistributed net investment income		5,283,293
Accumulated undistributed net realized gain (loss) on investments		(130,761,691)
Net unrealized appreciation (depreciation) on investments		81,793,809
Net Assets		$ 1,575,483,971

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,071,497,402 ÷ 98,521,069 shares)		$ 10.88

Maximum offering price per share (100/94.25 of $10.88)		$ 11.54
Class T: Net Asset Value and redemption price per share ($236,070,338 ÷ 21,676,579 shares)		$ 10.89

Maximum offering price per share (100/96.50 of $10.89)		$ 11.28
Class B: Net Asset Value and offering price per share ($38,127,887 ÷ 3,533,120 shares)A		$ 10.79

Class C: Net Asset Value and offering price per share ($54,352,890 ÷ 5,047,811 shares)A		$ 10.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($175,435,454 ÷ 16,023,130 shares)		$ 10.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,537,850

Expenses
Distribution and service plan fees	$ 2,270,403
Independent trustees' compensation	2,752
Total expenses before reductions	2,273,155
Expense reductions	(2,752)	2,270,403
Net investment income (loss)		5,267,447
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(44,653,241)
Capital gain distributions from underlying funds	1,361,853
Total net realized gain (loss)		(43,291,388)
Change in net unrealized appreciation (depreciation) on underlying funds		63,579,822
Net gain (loss)		20,288,434
Net increase (decrease) in net assets resulting from operations		$ 25,555,881

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,267,447	$ 20,292,796
Net realized gain (loss)	(43,291,388)	(6,348,081)
Change in net unrealized appreciation (depreciation)	63,579,822	385,554,148
Net increase (decrease) in net assets resulting from operations	25,555,881	399,498,863
Distributions to shareholders from net investment income	(2,395,810)	(20,082,625)
Distributions to shareholders from net realized gain	(4,690,939)	(10,724,553)
Total distributions	(7,086,749)	(30,807,178)
Share transactions - net increase (decrease)	94,804,121	313,035,081
Total increase (decrease) in net assets	113,273,253	681,726,766

Net Assets
Beginning of period	1,462,210,718	780,483,952
End of period (including undistributed net investment income of $5,283,293 and undistributed net investment income of $2,411,656, respectively)	$ 1,575,483,971	$ 1,462,210,718

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 7.51	$ 12.26	$ 13.01	$ 12.34	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.04	.18	.23	.26	.22	.17
Net realized and unrealized gain (loss)	.13	3.32	(4.36)	(.50)	.90	1.39
Total from investment operations	.17	3.50	(4.13)	(.24)	1.12	1.56
Distributions from net investment income	(.02)	(.17)	(.22)	(.22)	(.19)	(.13)
Distributions from net realized gain	(.03)	(.09)	(.40)	(.29)	(.26)	(.05)
Total distributions	(.05)	(.25) H	(.62)	(.51)	(.45)	(.18)
Net asset value, end of period	$ 10.88	$ 10.76	$ 7.51	$ 12.26	$ 13.01	$ 12.34
Total Return B, C, D	1.64%	46.86%	(34.98)%	(2.14)%	9.26%	14.35%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.77% A	1.82%	2.41%	1.95%	1.79%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,071,497	$ 999,687	$ 512,482	$ 558,890	$ 306,544	$ 128,504
Portfolio turnover rate	32% A	19%	29%	10%	3%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 7.52	$ 12.28	$ 13.03	$ 12.35	$ 10.97
Income from Investment Operations
Net investment income (loss) E	.03	.15	.21	.23	.19	.14
Net realized and unrealized gain (loss)	.13	3.34	(4.37)	(.51)	.91	1.39
Total from investment operations	.16	3.49	(4.16)	(.28)	1.10	1.53
Distributions from net investment income	(.01)	(.15)	(.20)	(.18)	(.16)	(.11)
Distributions from net realized gain	(.03)	(.09)	(.40)	(.29)	(.26)	(.05)
Total distributions	(.05) J	(.23) I	(.60)	(.47)	(.42)	(.15) H
Net asset value, end of period	$ 10.89	$ 10.78	$ 7.52	$ 12.28	$ 13.03	$ 12.35
Total Return B, C, D	1.47%	46.60%	(35.20)%	(2.40)%	9.10%	14.07%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.52% A	1.57%	2.16%	1.70%	1.54%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,070	$ 230,003	$ 139,330	$ 173,946	$ 154,042	$ 83,955
Portfolio turnover rate	32% A	19%	29%	10%	3%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.15 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share. I Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share. J Total distributions of $.05 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.034 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 7.47	$ 12.17	$ 12.93	$ 12.26	$ 10.91
Income from Investment Operations
Net investment income (loss) E	- I	.10	.16	.16	.13	.08
Net realized and unrealized gain (loss)	.12	3.32	(4.32)	(.51)	.90	1.38
Total from investment operations	.12	3.42	(4.16)	(.35)	1.03	1.46
Distributions from net investment income	-	(.10)	(.14)	(.12)	(.10)	(.07)
Distributions from net realized gain	(.03)	(.09)	(.40)	(.29)	(.26)	(.04)
Total distributions	(.03)	(.19) H	(.54)	(.41)	(.36)	(.11)
Net asset value, end of period	$ 10.79	$ 10.70	$ 7.47	$ 12.17	$ 12.93	$ 12.26
Total Return B, C, D	1.17%	45.83%	(35.45)%	(2.95)%	8.57%	13.46%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.02% A	1.07%	1.66%	1.20%	1.04%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,128	$ 38,816	$ 27,207	$ 43,016	$ 37,881	$ 27,111
Portfolio turnover rate	32% A	19%	29%	10%	3%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 7.46	$ 12.16	$ 12.92	$ 12.26	$ 10.91
Income from Investment Operations
Net investment income (loss) E	- H	.10	.16	.16	.13	.08
Net realized and unrealized gain (loss)	.13	3.31	(4.32)	(.50)	.89	1.38
Total from investment operations	.13	3.41	(4.16)	(.34)	1.02	1.46
Distributions from net investment income	- H	(.11)	(.14)	(.13)	(.10)	(.07)
Distributions from net realized gain	(.03)	(.09)	(.40)	(.29)	(.26)	(.04)
Total distributions	(.04) J	(.19) I	(.54)	(.42)	(.36)	(.11)
Net asset value, end of period	$ 10.77	$ 10.68	$ 7.46	$ 12.16	$ 12.92	$ 12.26
Total Return B, C, D	1.19%	45.83%	(35.44)%	(2.91)%	8.51%	13.46%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.02% A	1.07%	1.66%	1.20%	1.04%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,353	$ 52,756	$ 31,735	$ 40,426	$ 32,679	$ 20,323
Portfolio turnover rate	32% A	19%	29%	10%	3%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share. J Total distributions of $.04 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.034 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 7.55	$ 12.33	$ 13.08	$ 12.39	$ 10.99
Income from Investment Operations
Net investment income (loss) D	.05	.20	.26	.29	.25	.20
Net realized and unrealized gain (loss)	.13	3.35	(4.39)	(.50)	.91	1.40
Total from investment operations	.18	3.55	(4.13)	(.21)	1.16	1.60
Distributions from net investment income	(.03)	(.19)	(.25)	(.25)	(.21)	(.15)
Distributions from net realized gain	(.03)	(.09)	(.40)	(.29)	(.26)	(.05)
Total distributions	(.06)	(.27) H	(.65)	(.54)	(.47)	(.20)
Net asset value, end of period	$ 10.95	$ 10.83	$ 7.55	$ 12.33	$ 13.08	$ 12.39
Total Return B, C	1.69%	47.31%	(34.83)%	(1.93)%	9.60%	14.69%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.02% A	2.07%	2.66%	2.20%	2.04%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 175,435	$ 140,948	$ 69,731	$ 52,762	$ 13,903	$ 5,167
Portfolio turnover rate	32% A	19%	29%	10%	3%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.3	3.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.9	5.7
Fidelity Advisor Equity Income Fund Institutional Class	1.0	4.7
Fidelity Advisor Growth & Income Fund Institutional Class	6.8	8.6
Fidelity Advisor Large Cap Fund Institutional Class	6.8	8.2
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.6
Fidelity Series 100 Index Fund	5.4	5.4
Fidelity Series All-Sector Equity Fund	9.6	11.2
Fidelity Series Large Cap Value Fund	8.6	6.9
Fidelity Series Small Cap Opportunities Fund	2.5	2.8
	48.0	56.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.9	6.1
Fidelity Advisor Overseas Fund Institutional Class	4.0	6.2
Fidelity Series International Growth Fund	4.2	1.4
Fidelity Series International Small Cap Fund	0.9	0.3
Fidelity Series International Value Fund	4.1	1.4
	17.1	15.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.9	2.0
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	0.9	0.2
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.9	2.8
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	1.1
Fidelity Series Investment Grade Bond Fund	13.5	11.7
	16.4	15.6
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.3%
Domestic Equity Funds	48.0%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	0.9%
Investment Grade Bond Funds	16.4%

Six months ago
Commodity Funds	3.2%
Domestic Equity Funds	56.1%
Developed International Equity Funds	15.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	0.2%
Investment Grade Bond Funds	15.6%

Expected
Commodity Funds	8.1%
Domestic Equity Funds	45.7%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	1.3%
Investment Grade Bond Funds	17.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.3%
	Shares	Value
Commodity Funds - 7.3%
Fidelity Series Commodity Strategy Fund	11,721,521	$ 128,233,437
Domestic Equity Funds - 48.0%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,705,713	86,377,290
Fidelity Advisor Equity Income Fund Institutional Class	790,127	16,869,210
Fidelity Advisor Growth & Income Fund Institutional Class	7,721,022	118,594,892
Fidelity Advisor Large Cap Fund Institutional Class	7,166,225	119,174,323
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,720,992	42,301,983
Fidelity Series 100 Index Fund	11,623,017	93,681,515
Fidelity Series All-Sector Equity Fund	14,114,884	167,825,974
Fidelity Series Large Cap Value Fund	13,240,369	150,410,587
Fidelity Series Small Cap Opportunities Fund (a)	4,726,434	43,246,869
TOTAL DOMESTIC EQUITY FUNDS		838,482,643
TOTAL DOMESTIC EQUITY FUNDS (Cost $910,678,789)		966,716,080
International Equity Funds - 20.0%

Developed International Equity Funds - 17.1%
Fidelity Advisor Diversified International Fund Institutional Class	4,466,494	68,158,691
Fidelity Advisor Overseas Fund Institutional Class	4,030,903	69,170,299
Fidelity Series International Growth Fund	7,173,275	74,386,859
Fidelity Series International Small Cap Fund	1,366,469	15,017,499
Fidelity Series International Value Fund	7,593,232	72,363,505
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		299,096,853

	Shares	Value
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund	2,800,941	$ 50,584,993
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $327,187,312)		349,681,846
Bond Funds - 24.7%

High Yield Bond Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	14,169,553	129,226,320
Inflation-Protected Bond Funds - 0.9%
Fidelity Series Inflation-Protected Bond Index Fund	1,395,093	14,885,646
Investment Grade Bond Funds - 16.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,674,321	51,693,065
Fidelity Advisor Total Bond Fund Institutional Class	1,400	15,501
Fidelity Series Investment Grade Bond Fund	19,685,768	235,244,925
TOTAL INVESTMENT GRADE BOND FUNDS		286,953,491
TOTAL BOND FUNDS (Cost $406,472,956)		431,065,457
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,644,339,057)		1,747,463,383
NET OTHER ASSETS (LIABILITIES) - 0.0%		(474,467)
NET ASSETS - 100%		$ 1,746,988,916
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $75,012,132 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $40,381,036 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,644,339,057) - See accompanying schedule		$ 1,747,463,383
Cash		2,482
Receivable for investments sold		2,099,408
Receivable for fund shares sold		1,699,316
Total assets		1,751,264,589

Liabilities
Payable for investments purchased	$ 1,411,982
Payable for fund shares redeemed	2,404,821
Distribution and service plan fees payable	458,870
Total liabilities		4,275,673

Net Assets		$ 1,746,988,916
Net Assets consist of:
Paid in capital		$ 1,832,703,849
Undistributed net investment income		5,116,149
Accumulated undistributed net realized gain (loss) on investments		(193,955,408)
Net unrealized appreciation (depreciation) on investments		103,124,326
Net Assets		$ 1,746,988,916

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,097,107,067 ÷ 96,557,883 shares)		$ 11.36

Maximum offering price per share (100/94.25 of $11.36)		$ 12.05
Class T: Net Asset Value and redemption price per share ($317,994,459 ÷ 28,094,299 shares)		$ 11.32

Maximum offering price per share (100/96.50 of $11.32)		$ 11.73
Class B: Net Asset Value and offering price per share ($49,627,378 ÷ 4,405,997 shares)A		$ 11.26

Class C: Net Asset Value and offering price per share ($62,464,328 ÷ 5,556,197 shares)A		$ 11.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($219,795,684 ÷ 19,253,896 shares)		$ 11.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,943,379

Expenses
Distribution and service plan fees	$ 2,773,028
Independent trustees' compensation	3,208
Total expenses before reductions	2,776,236
Expense reductions	(3,208)	2,773,028
Net investment income (loss)		5,170,351
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(70,322,785)
Capital gain distributions from underlying fund shares	1,695,425
Total net realized gain (loss)		(68,627,360)
Change in net unrealized appreciation (depreciation) on underlying funds		85,531,687
Net gain (loss)		16,904,327
Net increase (decrease) in net assets resulting from operations		$ 22,074,678

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,170,351	$ 20,740,984
Net realized gain (loss)	(68,627,360)	(16,413,025)
Change in net unrealized appreciation (depreciation)	85,531,687	493,374,347
Net increase (decrease) in net assets resulting from operations	22,074,678	497,702,306
Distributions to shareholders from net investment income	(2,440,191)	(19,871,061)
Distributions to shareholders from net realized gain	(5,804,643)	(13,024,758)
Total distributions	(8,244,834)	(32,895,819)
Share transactions - net increase (decrease)	26,804,277	319,644,448
Total increase (decrease) in net assets	40,634,121	784,450,935

Net Assets
Beginning of period	1,706,354,795	921,903,860
End of period (including undistributed net investment income of $5,116,149 and undistributed net investment income of $2,385,989, respectively)	$ 1,746,988,916	$ 1,706,354,795

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 7.69	$ 13.29	$ 14.27	$ 13.47	$ 11.81
Income from Investment Operations
Net investment income (loss) E	.04	.16	.21	.22	.20	.15
Net realized and unrealized gain (loss)	.09	3.68	(5.10)	(.63)	1.09	1.70
Total from investment operations	.13	3.84	(4.89)	(.41)	1.29	1.85
Distributions from net investment income	(.02)	(.15)	(.21)	(.19)	(.18)	(.11)
Distributions from net realized gain	(.04)	(.09)	(.50)	(.38)	(.31)	(.08)
Total distributions	(.06)	(.24) H	(.71)	(.57)	(.49)	(.19)
Net asset value, end of period	$ 11.36	$ 11.29	$ 7.69	$ 13.29	$ 14.27	$ 13.47
Total Return B, C, D	1.15%	50.17%	(38.49)%	(3.22)%	9.82%	15.84%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	.68% A	1.61%	2.08%	1.53%	1.49%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,097,107	$ 1,030,972	$ 527,042	$ 626,641	$ 343,345	$ 156,916
Portfolio turnover rate	41% A	20%	22%	10%	8%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 7.67	$ 13.25	$ 14.23	$ 13.43	$ 11.78
Income from Investment Operations
Net investment income (loss) E	.02	.14	.19	.19	.17	.11
Net realized and unrealized gain (loss)	.10	3.66	(5.09)	(.64)	1.09	1.70
Total from investment operations	.12	3.80	(4.90)	(.45)	1.26	1.81
Distributions from net investment income	(.01)	(.13)	(.18)	(.15)	(.15)	(.09)
Distributions from net realized gain	(.04)	(.09)	(.50)	(.38)	(.31)	(.08)
Total distributions	(.05)	(.22) I	(.68)	(.53)	(.46)	(.16) H
Net asset value, end of period	$ 11.32	$ 11.25	$ 7.67	$ 13.25	$ 14.23	$ 13.43
Total Return B, C, D	1.08%	49.72%	(38.62)%	(3.49)%	9.59%	15.52%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	.43% A	1.36%	1.83%	1.28%	1.24%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 317,994	$ 382,092	$ 236,333	$ 297,618	$ 281,508	$ 184,029
Portfolio turnover rate	41% A	20%	22%	10%	8%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.16 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share. I Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.21	$ 7.64	$ 13.17	$ 14.15	$ 13.37	$ 11.74
Income from Investment Operations
Net investment income (loss) E	- I	.09	.14	.11	.10	.05
Net realized and unrealized gain (loss)	.08	3.65	(5.06)	(.63)	1.08	1.70
Total from investment operations	.08	3.74	(4.92)	(.52)	1.18	1.75
Distributions from net investment income	-	(.08)	(.11)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.03)	(.09)	(.50)	(.37)	(.31)	(.07)
Total distributions	(.03)	(.17) H	(.61)	(.46)	(.40)	(.12)
Net asset value, end of period	$ 11.26	$ 11.21	$ 7.64	$ 13.17	$ 14.15	$ 13.37
Total Return B, C, D	.77%	49.07%	(38.94)%	(3.96)%	8.98%	14.96%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	(.07)% A	.86%	1.33%	.78%	.74%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,627	$ 51,360	$ 35,701	$ 60,367	$ 56,845	$ 43,099
Portfolio turnover rate	41% A	20%	22%	10%	8%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 7.63	$ 13.17	$ 14.15	$ 13.37	$ 11.74
Income from Investment Operations
Net investment income (loss) E	- I	.09	.14	.11	.10	.05
Net realized and unrealized gain (loss)	.09	3.65	(5.06)	(.63)	1.08	1.70
Total from investment operations	.09	3.74	(4.92)	(.52)	1.18	1.75
Distributions from net investment income	-	(.08)	(.12)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.04)	(.09)	(.50)	(.37)	(.31)	(.07)
Total distributions	(.04)	(.18) H	(.62)	(.46)	(.40)	(.12)
Net asset value, end of period	$ 11.24	$ 11.19	$ 7.63	$ 13.17	$ 14.15	$ 13.37
Total Return B, C, D	.78%	49.06%	(38.96)%	(3.95)%	9.00%	14.99%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	(.07)% A	.86%	1.33%	.78%	.74%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,464	$ 63,700	$ 40,294	$ 58,768	$ 54,338	$ 37,940
Portfolio turnover rate	41% A	20%	22%	10%	8%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 7.72	$ 13.34	$ 14.32	$ 13.51	$ 11.84
Income from Investment Operations
Net investment income (loss) D	.05	.19	.23	.26	.24	.18
Net realized and unrealized gain (loss)	.10	3.69	(5.11)	(.64)	1.09	1.71
Total from investment operations	.15	3.88	(4.88)	(.38)	1.33	1.89
Distributions from net investment income	(.02)	(.17)	(.24)	(.22)	(.21)	(.13)
Distributions from net realized gain	(.04)	(.09)	(.50)	(.38)	(.31)	(.09)
Total distributions	(.06)	(.27) H	(.74)	(.60)	(.52)	(.22)
Net asset value, end of period	$ 11.42	$ 11.33	$ 7.72	$ 13.34	$ 14.32	$ 13.51
Total Return B, C	1.38%	50.42%	(38.31)%	(3.01)%	10.08%	16.10%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.93% A	1.86%	2.33%	1.78%	1.74%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,796	$ 178,232	$ 82,534	$ 69,011	$ 24,902	$ 10,918
Portfolio turnover rate	41% A	20%	22%	10%	8%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.0	3.5
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.5	6.2
Fidelity Advisor Equity Income Fund Institutional Class	1.1	5.0
Fidelity Advisor Growth & Income Fund Institutional Class	7.5	9.2
Fidelity Advisor Large Cap Fund Institutional Class	7.5	8.9
Fidelity Advisor Small Cap Fund Institutional Class	2.7	2.8
Fidelity Series 100 Index Fund	6.0	5.8
Fidelity Series All-Sector Equity Fund	10.6	12.1
Fidelity Series Large Cap Value Fund	9.4	7.4
Fidelity Series Small Cap Opportunities Fund	2.7	3.1
	53.0	60.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.3	6.6
Fidelity Advisor Overseas Fund Institutional Class	4.4	6.6
Fidelity Series International Growth Fund	4.6	1.6
Fidelity Series International Small Cap Fund	0.9	0.3
Fidelity Series International Value Fund	4.5	1.5
	18.7	16.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.2	2.2
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.5
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.7	1.7
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	0.7
Fidelity Series Investment Grade Bond Fund	8.0	7.3
	9.7	9.7
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.0%
Domestic Equity Funds	53.0%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.4%
Investment Grade Bond Funds	9.7%

Six months ago
Commodity Funds	3.5%
Domestic Equity Funds	60.5%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.7%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.3%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.0%
	Shares	Value
Commodity Funds - 8.0%
Fidelity Series Commodity Strategy Fund	7,709,327	$ 84,340,042
Domestic Equity Funds - 53.0%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,142,611	57,861,821
Fidelity Advisor Equity Income Fund Institutional Class	553,020	11,806,985
Fidelity Advisor Growth & Income Fund Institutional Class	5,213,298	80,076,253
Fidelity Advisor Large Cap Fund Institutional Class	4,760,029	79,159,275
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,156,315	28,422,221
Fidelity Series 100 Index Fund	7,846,849	63,245,599
Fidelity Series All-Sector Equity Fund	9,456,124	112,433,314
Fidelity Series Large Cap Value Fund	8,806,430	100,041,048
Fidelity Series Small Cap Opportunities Fund (a)	3,156,224	28,879,445
TOTAL DOMESTIC EQUITY FUNDS		561,925,961
TOTAL DOMESTIC EQUITY FUNDS (Cost $619,041,557)		646,266,003
International Equity Funds - 21.9%

Developed International Equity Funds - 18.7%
Fidelity Advisor Diversified International Fund Institutional Class	2,977,424	45,435,490
Fidelity Advisor Overseas Fund Institutional Class	2,678,923	45,970,318
Fidelity Series International Growth Fund	4,720,057	48,946,988
Fidelity Series International Small Cap Fund	896,815	9,855,992
Fidelity Series International Value Fund	5,003,187	47,680,373
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		197,889,161

	Shares	Value
Emerging Markets Equity Funds - 3.2%
Fidelity Series Emerging Markets Fund	1,864,326	$ 33,669,735
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $217,385,641)		231,558,896
Bond Funds - 17.1%

High Yield Bond Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	8,593,396	78,371,776
Investment Grade Bond Funds - 9.7%
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,029,062	18,484,753
Fidelity Advisor Total Bond Fund Institutional Class	462	5,119
Fidelity Series Investment Grade Bond Fund	7,096,260	84,800,301
TOTAL INVESTMENT GRADE BOND FUNDS		103,290,173
TOTAL BOND FUNDS (Cost $170,660,490)		181,661,949
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,007,087,688)		1,059,486,848
NET OTHER ASSETS (LIABILITIES) - 0.0%		(256,119)
NET ASSETS - 100%		$ 1,059,230,729
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $37,616,185 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $14,528,420 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,007,087,688) - See accompanying schedule		$ 1,059,486,848
Cash		12
Receivable for investments sold		1,114,687
Receivable for fund shares sold		1,188,416
Total assets		1,061,789,963

Liabilities
Payable for investments purchased	$ 460,845
Payable for fund shares redeemed	1,842,417
Distribution and service plan fees payable	255,972
Total liabilities		2,559,234

Net Assets		$ 1,059,230,729
Net Assets consist of:
Paid in capital		$ 1,096,643,358
Undistributed net investment income		2,263,604
Accumulated undistributed net realized gain (loss) on investments		(92,075,393)
Net unrealized appreciation (depreciation) on investments		52,399,160
Net Assets		$ 1,059,230,729

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($720,509,866 ÷ 67,473,169 shares)		$ 10.68

Maximum offering price per share (100/94.25 of $10.68)		$ 11.33
Class T: Net Asset Value and redemption price per share ($151,829,222 ÷ 14,291,101 shares)		$ 10.62

Maximum offering price per share (100/96.50 of $10.62)		$ 11.01
Class B: Net Asset Value and offering price per share ($27,030,336 ÷ 2,566,060 shares)A		$ 10.53

Class C: Net Asset Value and offering price per share ($31,468,160 ÷ 2,987,545 shares)A		$ 10.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($128,393,145 ÷ 11,965,232 shares)		$ 10.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,716,770

Expenses
Distribution and service plan fees	$ 1,478,892
Independent trustees' compensation	1,822
Total expenses before reductions	1,480,714
Expense reductions	(1,822)	1,478,892
Net investment income (loss)		2,237,878
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(34,318,252)
Capital gain distributions from underlying funds	1,070,150
Total net realized gain (loss)		(33,248,102)
Change in net unrealized appreciation (depreciation) on underlying funds		41,726,489
Net gain (loss)		8,478,387
Net increase (decrease) in net assets resulting from operations		$ 10,716,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,237,878	$ 10,755,699
Net realized gain (loss)	(33,248,102)	(5,148,261)
Change in net unrealized appreciation (depreciation)	41,726,489	267,687,993
Net increase (decrease) in net assets resulting from operations	10,716,265	273,295,431
Distributions to shareholders from net investment income	(847,928)	(10,794,748)
Distributions to shareholders from net realized gain	(3,762,336)	(6,934,476)
Total distributions	(4,610,264)	(17,729,224)
Share transactions - net increase (decrease)	84,537,249	237,182,238
Total increase (decrease) in net assets	90,643,250	492,748,445

Net Assets
Beginning of period	968,587,479	475,839,034
End of period (including undistributed net investment income of $2,263,604 and undistributed net investment income of $873,654, respectively)	$ 1,059,230,729	$ 968,587,479

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 7.18	$ 12.53	$ 13.44	$ 12.67	$ 11.06
Income from Investment Operations
Net investment income (loss) E	.03	.14	.20	.20	.19	.14
Net realized and unrealized gain (loss)	.05	3.55	(4.92)	(.60)	1.02	1.62
Total from investment operations	.08	3.69	(4.72)	(.40)	1.21	1.76
Distributions from net investment income	(.01)	(.14)	(.18)	(.17)	(.15)	(.11)
Distributions from net realized gain	(.04)	(.08)	(.45)	(.34)	(.29)	(.04)
Total distributions	(.05)	(.22)	(.63) I	(.51)	(.44) H	(.15)
Net asset value, end of period	$ 10.68	$ 10.65	$ 7.18	$ 12.53	$ 13.44	$ 12.67
Total Return B, C, D	.79%	51.59%	(39.29)%	(3.34)%	9.74%	16.03%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.51% A	1.51%	2.04%	1.51%	1.48%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 720,510	$ 669,450	$ 314,996	$ 336,805	$ 146,175	$ 49,877
Portfolio turnover rate	30% A	16%	21%	9%	5%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.44 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share. I Total distributions of $.63 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 7.15	$ 12.47	$ 13.38	$ 12.62	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.01	.12	.17	.17	.16	.11
Net realized and unrealized gain (loss)	.06	3.53	(4.89)	(.62)	1.01	1.63
Total from investment operations	.07	3.65	(4.72)	(.45)	1.17	1.74
Distributions from net investment income	- H	(.12)	(.16)	(.13)	(.13)	(.10)
Distributions from net realized gain	(.04)	(.08)	(.45)	(.33)	(.28)	(.04)
Total distributions	(.05) K	(.20)	(.60) J	(.46)	(.41) I	(.14)
Net asset value, end of period	$ 10.62	$ 10.60	$ 7.15	$ 12.47	$ 13.38	$ 12.62
Total Return B, C, D	.64%	51.17%	(39.42)%	(3.66)%	9.46%	15.84%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.26% A	1.26%	1.79%	1.26%	1.23%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 151,829	$ 143,106	$ 81,463	$ 99,531	$ 84,368	$ 45,421
Portfolio turnover rate	30% A	16%	21%	9%	5%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.41 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share. J Total distributions of $.60 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.041 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 7.10	$ 12.38	$ 13.29	$ 12.54	$ 10.98
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.13	.10	.09	.05
Net realized and unrealized gain (loss)	.05	3.50	(4.86)	(.61)	1.02	1.61
Total from investment operations	.04	3.57	(4.73)	(.51)	1.11	1.66
Distributions from net investment income	-	(.07)	(.10)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.03)	(.08)	(.45)	(.32)	(.27)	(.04)
Total distributions	(.03)	(.15)	(.55) I	(.40)	(.36) H	(.10)
Net asset value, end of period	$ 10.53	$ 10.52	$ 7.10	$ 12.38	$ 13.29	$ 12.54
Total Return B, C, D	.42%	50.43%	(39.76)%	(4.10)%	8.98%	15.17%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.24)% A	.76%	1.30%	.76%	.73%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,030	$ 27,408	$ 17,892	$ 27,854	$ 23,065	$ 15,351
Portfolio turnover rate	30% A	16%	21%	9%	5%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.36 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share. I Total distributions of $.55 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 7.11	$ 12.39	$ 13.30	$ 12.55	$ 10.99
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.12	.10	.09	.05
Net realized and unrealized gain (loss)	.05	3.50	(4.85)	(.61)	1.02	1.61
Total from investment operations	.04	3.57	(4.73)	(.51)	1.11	1.66
Distributions from net investment income	-	(.08)	(.11)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.03)	(.08)	(.45)	(.32)	(.27)	(.04)
Total distributions	(.03)	(.16)	(.55) I	(.40)	(.36) H	(.10)
Net asset value, end of period	$ 10.53	$ 10.52	$ 7.11	$ 12.39	$ 13.30	$ 12.55
Total Return B, C, D	.43%	50.28%	(39.70)%	(4.10)%	8.99%	15.15%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.24)% A	.76%	1.29%	.76%	.73%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,468	$ 30,994	$ 17,821	$ 23,168	$ 19,041	$ 12,023
Portfolio turnover rate	30% A	16%	21%	9%	5%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.36 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share. I Total distributions of $.55 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 7.21	$ 12.57	$ 13.49	$ 12.71	$ 11.07
Income from Investment Operations
Net investment income (loss) D	.04	.17	.22	.24	.22	.17
Net realized and unrealized gain (loss)	.06	3.55	(4.93)	(.62)	1.02	1.64
Total from investment operations	.10	3.72	(4.71)	(.38)	1.24	1.81
Distributions from net investment income	(.02)	(.16)	(.21)	(.20)	(.18)	(.13)
Distributions from net realized gain	(.04)	(.08)	(.45)	(.34)	(.29)	(.04)
Total distributions	(.06)	(.24)	(.65) I	(.54)	(.46) H	(.17)
Net asset value, end of period	$ 10.73	$ 10.69	$ 7.21	$ 12.57	$ 13.49	$ 12.71
Total Return B, C	.94%	51.81%	(39.08)%	(3.19)%	9.98%	16.45%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.76% A	1.76%	2.29%	1.76%	1.72%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,393	$ 97,629	$ 43,667	$ 34,162	$ 6,371	$ 2,207
Portfolio turnover rate	30% A	16%	21%	9%	5%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share. I Total distributions of $.65 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.2	3.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.5	6.3
Fidelity Advisor Equity Income Fund Institutional Class	1.1	5.1
Fidelity Advisor Growth & Income Fund Institutional Class	7.5	9.4
Fidelity Advisor Large Cap Fund Institutional Class	7.6	9.0
Fidelity Advisor Small Cap Fund Institutional Class	2.7	2.9
Fidelity Series 100 Index Fund	6.0	5.9
Fidelity Series All-Sector Equity Fund	10.7	12.2
Fidelity Series Large Cap Value Fund	9.6	7.5
Fidelity Series Small Cap Opportunities Fund	2.8	3.1
	53.5	61.4
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.3	6.7
Fidelity Advisor Overseas Fund Institutional Class	4.4	6.7
Fidelity Series International Growth Fund	4.8	1.6
Fidelity Series International Small Cap Fund	1.0	0.3
Fidelity Series International Value Fund	4.6	1.6
	19.1	16.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.2	2.2
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	8.4	8.8
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.3	1.3
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	0.5
Fidelity Series Investment Grade Bond Fund	6.3	5.3
	7.6	7.1
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.2%
Domestic Equity Funds	53.5%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	8.4%
Investment Grade Bond Funds	7.6%

Six months ago
Commodity Funds	3.6%
Domestic Equity Funds	61.4%
Developed International Equity Funds	16.9%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	8.8%
Investment Grade Bond Funds	7.1%

Expected
Commodity Funds	9.2%
Domestic Equity Funds	51.9%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	8.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Commodity Funds - 8.2%
Fidelity Series Commodity Strategy Fund	9,091,846	$ 99,464,793
Domestic Equity Funds - 53.5%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,320,980	66,894,446
Fidelity Advisor Equity Income Fund Institutional Class	618,082	13,196,047
Fidelity Advisor Growth & Income Fund Institutional Class	5,971,588	91,723,598
Fidelity Advisor Large Cap Fund Institutional Class	5,547,393	92,253,139
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,334,507	32,802,191
Fidelity Series 100 Index Fund	9,015,982	72,668,812
Fidelity Series All-Sector Equity Fund	10,923,098	129,875,637
Fidelity Series Large Cap Value Fund	10,243,123	116,361,873
Fidelity Series Small Cap Opportunities Fund (a)	3,669,192	33,573,110
TOTAL DOMESTIC EQUITY FUNDS		649,348,853
TOTAL DOMESTIC EQUITY FUNDS (Cost $764,240,089)		748,813,646
International Equity Funds - 22.3%

Developed International Equity Funds - 19.1%
Fidelity Advisor Diversified International Fund Institutional Class	3,452,188	52,680,395
Fidelity Advisor Overseas Fund Institutional Class	3,113,258	53,423,510
Fidelity Series International Growth Fund	5,561,105	57,668,655
Fidelity Series International Small Cap Fund	1,063,260	11,685,229
Fidelity Series International Value Fund	5,896,629	56,194,871
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		231,652,660

	Shares	Value
Emerging Markets Equity Funds - 3.2%
Fidelity Series Emerging Markets Fund	2,167,525	$ 39,145,505
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $289,856,292)		270,798,165
Bond Funds - 16.0%

High Yield Bond Funds - 8.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	11,145,506	101,647,019
Investment Grade Bond Funds - 7.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,830,286	16,673,904
Fidelity Advisor Total Bond Fund Institutional Class	452	5,006
Fidelity Series Investment Grade Bond Fund	6,387,370	76,329,070
TOTAL INVESTMENT GRADE BOND FUNDS		93,007,980
TOTAL BOND FUNDS (Cost $195,373,909)		194,654,999
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,249,470,290)		1,214,266,810
NET OTHER ASSETS (LIABILITIES) - 0.0%		(340,207)
NET ASSETS - 100%		$ 1,213,926,603
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $36,100,262 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,249,470,290) - See accompanying schedule		$ 1,214,266,810
Cash		7
Receivable for investments sold		3,396,023
Receivable for fund shares sold		1,698,302
Total assets		1,219,361,142

Liabilities
Payable for investments purchased	$ 261,948
Payable for fund shares redeemed	4,837,423
Distribution and service plan fees payable	335,168
Total liabilities		5,434,539

Net Assets		$ 1,213,926,603
Net Assets consist of:
Paid in capital		$ 1,284,311,135
Undistributed net investment income		2,496,780
Accumulated undistributed net realized gain (loss) on investments		(37,677,832)
Net unrealized appreciation (depreciation) on investments		(35,203,480)
Net Assets		$ 1,213,926,603

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($707,958,148 ÷ 62,130,052 shares)		$ 11.39

Maximum offering price per share (100/94.25 of $11.39)		$ 12.08
Class T: Net Asset Value and redemption price per share ($252,140,079 ÷ 22,205,688 shares)		$ 11.35

Maximum offering price per share (100/96.50 of $11.35)		$ 11.76
Class B: Net Asset Value and offering price per share ($42,020,133 ÷ 3,732,764 shares)A		$ 11.26

Class C: Net Asset Value and offering price per share ($53,353,704 ÷ 4,744,771 shares)A		$ 11.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($158,454,539 ÷ 13,841,845 shares)		$ 11.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,553,600

Expenses
Distribution and service plan fees	$ 2,023,479
Independent trustees' compensation	2,228
Total expenses before reductions	2,025,707
Expense reductions	(2,228)	2,023,479
Net investment income (loss)		2,530,121
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,122,086
Capital gain distributions from underlying Funds	1,306,901
Total net realized gain (loss)		3,428,987
Change in net unrealized appreciation (depreciation) on underlying funds		3,323,016
Net gain (loss)		6,752,003
Net increase (decrease) in net assets resulting from operations		$ 9,282,124

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,530,121	$ 13,624,680
Net realized gain (loss)	3,428,987	36,682,501
Change in net unrealized appreciation (depreciation)	3,323,016	319,580,977
Net increase (decrease) in net assets resulting from operations	9,282,124	369,888,158
Distributions to shareholders from net investment income	(960,067)	(13,844,304)
Distributions to shareholders from net realized gain	(4,712,476)	(8,692,491)
Total distributions	(5,672,543)	(22,536,795)
Share transactions - net increase (decrease)	15,503,485	202,733,553
Total increase (decrease) in net assets	19,113,066	550,084,916

Net Assets
Beginning of period	1,194,813,537	644,728,621
End of period (including undistributed net investment income of $2,496,780 and undistributed net investment income of $926,726, respectively)	$ 1,213,926,603	$ 1,194,813,537

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 7.59	$ 13.57	$ 14.69	$ 13.83	$ 12.03
Income from Investment Operations
Net investment income (loss) E	.03	.15	.21	.22	.21	.15
Net realized and unrealized gain (loss)	.05	3.87	(5.44)	(.74)	1.16	1.84
Total from investment operations	.08	4.02	(5.23)	(.52)	1.37	1.99
Distributions from net investment income	(.01)	(.15)	(.20)	(.20)	(.18)	(.12)
Distributions from net realized gain	(.05)	(.09)	(.56)	(.40)	(.33)	(.07)
Total distributions	(.06)	(.24)	(.75) I	(.60)	(.51) H	(.19)
Net asset value, end of period	$ 11.39	$ 11.37	$ 7.59	$ 13.57	$ 14.69	$ 13.83
Total Return B, C, D	.70%	53.15%	(40.42)%	(3.92)%	10.09%	16.65%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	.52% A	1.52%	2.02%	1.47%	1.48%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 707,958	$ 670,673	$ 342,357	$ 428,381	$ 263,733	$ 133,817
Portfolio turnover rate	41% A	18%	18%	9%	7%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.51 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share. I Total distributions of $.75 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 7.57	$ 13.54	$ 14.64	$ 13.79	$ 12.00
Income from Investment Operations
Net investment income (loss) E	.01	.13	.18	.18	.17	.12
Net realized and unrealized gain (loss)	.05	3.86	(5.43)	(.72)	1.16	1.83
Total from investment operations	.06	3.99	(5.25)	(.54)	1.33	1.95
Distributions from net investment income	- H	(.13)	(.17)	(.16)	(.15)	(.10)
Distributions from net realized gain	(.05)	(.09)	(.56)	(.40)	(.33)	(.06)
Total distributions	(.05)	(.22)	(.72) J	(.56)	(.48) I	(.16)
Net asset value, end of period	$ 11.35	$ 11.34	$ 7.57	$ 13.54	$ 14.64	$ 13.79
Total Return B, C, D	.55%	52.83%	(40.61)%	(4.05)%	9.81%	16.35%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	.27% A	1.27%	1.77%	1.22%	1.23%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 252,140	$ 300,594	$ 181,917	$ 238,675	$ 221,815	$ 136,679
Portfolio turnover rate	41% A	18%	18%	9%	7%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.48 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share. J Total distributions of $.72 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 7.52	$ 13.42	$ 14.53	$ 13.70	$ 11.94
Income from Investment Operations
Net investment income (loss) E	(.01)	.08	.13	.11	.10	.05
Net realized and unrealized gain (loss)	.05	3.83	(5.37)	(.73)	1.14	1.83
Total from investment operations	.04	3.91	(5.24)	(.62)	1.24	1.88
Distributions from net investment income	-	(.08)	(.11)	(.10)	(.10)	(.06)
Distributions from net realized gain	(.04)	(.09)	(.55)	(.39)	(.32)	(.06)
Total distributions	(.04)	(.17)	(.66) I	(.49)	(.41) H	(.12)
Net asset value, end of period	$ 11.26	$ 11.26	$ 7.52	$ 13.42	$ 14.53	$ 13.70
Total Return B, C, D	.33%	52.08%	(40.85)%	(4.59)%	9.25%	15.81%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	(.23)% A	.77%	1.28%	.72%	.73%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,020	$ 43,773	$ 29,479	$ 50,827	$ 46,110	$ 32,658
Portfolio turnover rate	41% A	18%	18%	9%	7%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.41 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share. I Total distributions of $.66 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 7.51	$ 13.42	$ 14.52	$ 13.70	$ 11.94
Income from Investment Operations
Net investment income (loss) E	(.01)	.08	.13	.11	.10	.05
Net realized and unrealized gain (loss)	.04	3.83	(5.37)	(.72)	1.13	1.83
Total from investment operations	.03	3.91	(5.24)	(.61)	1.23	1.88
Distributions from net investment income	-	(.08)	(.12)	(.10)	(.10)	(.06)
Distributions from net realized gain	(.04)	(.09)	(.55)	(.39)	(.32)	(.06)
Total distributions	(.04)	(.17)	(.67) I	(.49)	(.41) H	(.12)
Net asset value, end of period	$ 11.24	$ 11.25	$ 7.51	$ 13.42	$ 14.52	$ 13.70
Total Return B, C, D	.24%	52.18%	(40.91)%	(4.54)%	9.17%	15.82%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	(.23)% A	.77%	1.28%	.72%	.73%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,354	$ 53,334	$ 34,036	$ 54,549	$ 54,022	$ 38,947
Portfolio turnover rate	41% A	18%	18%	9%	7%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.41 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share. I Total distributions of $.67 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 7.62	$ 13.62	$ 14.74	$ 13.87	$ 12.05
Income from Investment Operations
Net investment income (loss) D	.04	.18	.23	.25	.24	.18
Net realized and unrealized gain (loss)	.05	3.88	(5.45)	(.74)	1.17	1.85
Total from investment operations	.09	4.06	(5.22)	(.49)	1.41	2.03
Distributions from net investment income	(.02)	(.17)	(.22)	(.23)	(.21)	(.14)
Distributions from net realized gain	(.05)	(.09)	(.56)	(.40)	(.33)	(.07)
Total distributions	(.06) J	(.26)	(.78) I	(.63)	(.54) H	(.21)
Net asset value, end of period	$ 11.45	$ 11.42	$ 7.62	$ 13.62	$ 14.74	$ 13.87
Total Return B, C	.84%	53.53%	(40.24)%	(3.70)%	10.36%	16.99%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A,G	.00% G	.00% G	.00% G	.00% G	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.77% A	1.77%	2.27%	1.72%	1.73%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,455	$ 126,440	$ 56,940	$ 46,457	$ 19,197	$ 7,227
Portfolio turnover rate	41% A	18%	18%	9%	7%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than .01%. H Total distributions of $.54 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share. I Total distributions of $.78 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.2	3.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.6	6.3
Fidelity Advisor Equity Income Fund Institutional Class	1.1	5.1
Fidelity Advisor Growth & Income Fund Institutional Class	7.8	9.5
Fidelity Advisor Large Cap Fund Institutional Class	7.7	9.1
Fidelity Advisor Small Cap Fund Institutional Class	2.8	2.9
Fidelity Series 100 Index Fund	6.2	6.0
Fidelity Series All-Sector Equity Fund	10.9	12.4
Fidelity Series Large Cap Value Fund	9.7	7.7
Fidelity Series Small Cap Opportunities Fund	2.8	3.1
	54.6	62.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.4	6.8
Fidelity Advisor Overseas Fund Institutional Class	4.4	6.8
Fidelity Series International Growth Fund	4.8	1.6
Fidelity Series International Small Cap Fund	0.9	0.3
Fidelity Series International Value Fund	4.7	1.6
	19.2	17.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.3	2.3
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.8	9.9
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.9	0.8
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	0.4
Fidelity Series Investment Grade Bond Fund	4.0	3.7
	4.9	4.9
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.2%
Domestic Equity Funds	54.6%
Developed International Equity Funds	19.2%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	9.8%
Investment Grade Bond Funds	4.9%

Six months ago
Commodity Funds	3.7%
Domestic Equity Funds	62.1%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	4.9%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.8%
	Shares	Value
Commodity Funds - 8.2%
Fidelity Series Commodity Strategy Fund	2,575,191	$ 28,172,591
Domestic Equity Funds - 54.6%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	380,276	19,257,175
Fidelity Advisor Equity Income Fund Institutional Class	181,101	3,866,502
Fidelity Advisor Growth & Income Fund Institutional Class	1,735,272	26,653,773
Fidelity Advisor Large Cap Fund Institutional Class	1,587,106	26,393,570
Fidelity Advisor Small Cap Fund Institutional Class (a)	385,895	9,485,296
Fidelity Series 100 Index Fund	2,622,878	21,140,399
Fidelity Series All-Sector Equity Fund	3,155,117	37,514,338
Fidelity Series Large Cap Value Fund	2,947,921	33,488,382
Fidelity Series Small Cap Opportunities Fund (a)	1,052,615	9,631,431
TOTAL DOMESTIC EQUITY FUNDS		187,430,866
TOTAL DOMESTIC EQUITY FUNDS (Cost $201,249,969)		215,603,457
International Equity Funds - 22.5%

Developed International Equity Funds - 19.2%
Fidelity Advisor Diversified International Fund Institutional Class	991,396	15,128,703
Fidelity Advisor Overseas Fund Institutional Class	889,817	15,269,253
Fidelity Series International Growth Fund	1,576,569	16,349,020
Fidelity Series International Small Cap Fund	296,986	3,263,876
Fidelity Series International Value Fund	1,675,764	15,970,032
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		65,980,884

	Shares	Value
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund	622,894	$ 11,249,465
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $70,549,580)		77,230,349
Bond Funds - 14.7%

High Yield Bond Funds - 9.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,705,778	33,796,694
Investment Grade Bond Funds - 4.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	320,903	2,923,429
Fidelity Advisor Total Bond Fund Institutional Class	79	878
Fidelity Series Investment Grade Bond Fund	1,155,615	13,809,601
TOTAL INVESTMENT GRADE BOND FUNDS		16,733,908
TOTAL BOND FUNDS (Cost $45,791,197)		50,530,602
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $317,590,746)		343,364,408
NET OTHER ASSETS (LIABILITIES) - 0.0%		(77,992)
NET ASSETS - 100%		$ 343,286,416
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $7,479,724 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $317,590,746) - See accompanying schedule		$ 343,364,408
Cash		54
Receivable for investments sold		77,341
Receivable for fund shares sold		1,130,781
Total assets		344,572,584

Liabilities
Payable for investments purchased	$ 826,160
Payable for fund shares redeemed	382,844
Distribution and service plan fees payable	77,164
Total liabilities		1,286,168

Net Assets		$ 343,286,416
Net Assets consist of:
Paid in capital		$ 335,170,929
Undistributed net investment income		763,067
Accumulated undistributed net realized gain (loss) on investments		(18,421,242)
Net unrealized appreciation (depreciation) on investments		25,773,662
Net Assets		$ 343,286,416

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($239,963,875 ÷ 27,180,841 shares)		$ 8.83

Maximum offering price per share (100/94.25 of $8.83)		$ 9.37
Class T: Net Asset Value and redemption price per share ($49,123,445 ÷ 5,586,266 shares)		$ 8.79

Maximum offering price per share (100/96.50 of $8.79)		$ 9.11
Class B: Net Asset Value and offering price per share ($4,214,985 ÷ 481,153 shares)A		$ 8.76

Class C: Net Asset Value and offering price per share ($7,221,478 ÷ 824,955 shares)A		$ 8.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,762,633 ÷ 4,824,481 shares)		$ 8.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,181,897

Expenses
Distribution and service plan fees	$ 431,692
Independent trustees' compensation	559
Total expenses before reductions	432,251
Expense reductions	(559)	431,692
Net investment income (loss)		750,205
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(6,177,092)
Capital gain distributions from underlying Funds	353,871
Total net realized gain (loss)		(5,823,221)
Change in net unrealized appreciation (depreciation) on underlying funds		8,676,947
Net gain (loss)		2,853,726
Net increase (decrease) in net assets resulting from operations		$ 3,603,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 750,205	$ 3,090,802
Net realized gain (loss)	(5,823,221)	(580,792)
Change in net unrealized appreciation (depreciation)	8,676,947	74,319,321
Net increase (decrease) in net assets resulting from operations	3,603,931	76,829,331
Distributions to shareholders from net investment income	(256,918)	(3,060,635)
Distributions to shareholders from net realized gain	(1,118,741)	(2,023,492)
Total distributions	(1,375,659)	(5,084,127)
Share transactions - net increase (decrease)	49,196,347	102,731,596
Total increase (decrease) in net assets	51,424,619	174,476,800

Net Assets
Beginning of period	291,861,797	117,384,997
End of period (including undistributed net investment income of $763,067 and undistributed net investment income of $269,780, respectively)	$ 343,286,416	$ 291,861,797

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 5.86	$ 10.39	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.12	.16	.16	.12
Net realized and unrealized gain (loss)	.03	3.02	(4.29)	(.57)	1.06
Total from investment operations	.05	3.14	(4.13)	(.41)	1.18
Distributions from net investment income	(.01)	(.11)	(.14)	(.11)	(.08)
Distributions from net realized gain	(.03)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.04)	(.18)	(.40)	(.25) I	(.13)
Net asset value, end of period	$ 8.83	$ 8.82	$ 5.86	$ 10.39	$ 11.05
Total Return B, C, D	.61%	53.81%	(40.93)%	(3.96)%	11.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	.53% A	1.53%	2.12%	1.44%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 239,964	$ 205,405	$ 81,985	$ 61,721	$ 12,550
Portfolio turnover rate	28% A	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 5.84	$ 10.36	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.14	.13	.09
Net realized and unrealized gain (loss)	.03	3.02	(4.28)	(.57)	1.06
Total from investment operations	.04	3.12	(4.14)	(.44)	1.15
Distributions from net investment income	- I	(.10)	(.12)	(.09)	(.07)
Distributions from net realized gain	(.03)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.04) K	(.17)	(.38)	(.23) J	(.12)
Net asset value, end of period	$ 8.79	$ 8.79	$ 5.84	$ 10.36	$ 11.03
Total Return B, C, D	.43%	53.52%	(41.08)%	(4.23)%	11.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	.28% A	1.28%	1.87%	1.19%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,123	$ 43,326	$ 18,065	$ 11,746	$ 3,339
Portfolio turnover rate	28% A	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.23 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.033 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 5.83	$ 10.33	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.11	.08	.05
Net realized and unrealized gain (loss)	.03	3.01	(4.27)	(.57)	1.06
Total from investment operations	.02	3.07	(4.16)	(.49)	1.11
Distributions from net investment income	-	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.03)	(.07)	(.26)	(.13)	(.05)
Total distributions	(.03)	(.13)	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 8.76	$ 8.77	$ 5.83	$ 10.33	$ 11.01
Total Return B, C, D	.21%	52.74%	(41.39)%	(4.65)%	11.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	(.22)% A	.78%	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,215	$ 4,089	$ 2,231	$ 2,476	$ 776
Portfolio turnover rate	28% A	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 5.82	$ 10.32	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.11	.08	.05
Net realized and unrealized gain (loss)	.03	3.01	(4.27)	(.58)	1.06
Total from investment operations	.02	3.07	(4.16)	(.50)	1.11
Distributions from net investment income	-	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.03)	(.07)	(.26)	(.13)	(.05)
Total distributions	(.03)	(.13)	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 8.75	$ 8.76	$ 5.82	$ 10.32	$ 11.01
Total Return B, C, D	.21%	52.90%	(41.39)%	(4.74)%	11.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	(.22)% A	.78%	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,221	$ 6,199	$ 3,027	$ 2,539	$ 770
Portfolio turnover rate	28% A	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.85	$ 5.87	$ 10.41	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.14	.18	.19	.14
Net realized and unrealized gain (loss)	.03	3.04	(4.30)	(.59)	1.06
Total from investment operations	.06	3.18	(4.12)	(.40)	1.20
Distributions from net investment income	(.01)	(.13)	(.16)	(.13)	(.08)
Distributions from net realized gain	(.03)	(.07)	(.26)	(.14)	(.05)
Total distributions	(.05) J	(.20)	(.42)	(.26) I	(.13)
Net asset value, end of period	$ 8.86	$ 8.85	$ 5.87	$ 10.41	$ 11.07
Total Return B, C	.67%	54.35%	(40.81)%	(3.82)%	12.02%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	.78% A	1.78%	2.37%	1.68%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,763	$ 32,842	$ 12,078	$ 6,631	$ 629
Portfolio turnover rate	28% A	14%	18%	22%	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.26 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share. J Total distributions of $.05 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.033 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.6	3.8
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.9	6.5
Fidelity Advisor Equity Income Fund Institutional Class	1.2	5.3
Fidelity Advisor Growth & Income Fund Institutional Class	8.1	9.8
Fidelity Advisor Large Cap Fund Institutional Class	8.0	9.4
Fidelity Advisor Small Cap Fund Institutional Class	2.9	3.0
Fidelity Series 100 Index Fund	6.4	6.2
Fidelity Series All-Sector Equity Fund	11.4	12.8
Fidelity Series Large Cap Value Fund	10.2	7.9
Fidelity Series Small Cap Opportunities Fund	2.9	3.2
	57.0	64.1
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.7	7.5
Fidelity Advisor Overseas Fund Institutional Class	4.7	7.6
Fidelity Series International Growth Fund	5.1	1.8
Fidelity Series International Small Cap Fund	1.0	0.4
Fidelity Series International Value Fund	4.9	1.8
	20.4	19.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.4	2.6
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9	9.9
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.1
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	0.0*
Fidelity Series Investment Grade Bond Fund	0.6	0.4
	0.7	0.5
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.6%
Domestic Equity Funds	57.0%
Developed International Equity Funds	20.4%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.7%

Six months ago
Commodity Funds	3.8%
Domestic Equity Funds	64.1%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.5%

Expected
Commodity Funds	9.8%
Domestic Equity Funds	55.4%
Developed International Equity Funds	20.2%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	1.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Commodity Funds - 8.6%
Fidelity Series Commodity Strategy Fund	2,183,152	$ 23,883,683
Domestic Equity Funds - 57.0%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	321,725	16,292,133
Fidelity Advisor Equity Income Fund Institutional Class	156,162	3,334,056
Fidelity Advisor Growth & Income Fund Institutional Class	1,470,013	22,579,399
Fidelity Advisor Large Cap Fund Institutional Class	1,341,717	22,312,756
Fidelity Advisor Small Cap Fund Institutional Class (a)	326,230	8,018,739
Fidelity Series 100 Index Fund	2,218,826	17,883,737
Fidelity Series All-Sector Equity Fund	2,668,829	31,732,376
Fidelity Series Large Cap Value Fund	2,487,941	28,263,015
Fidelity Series Small Cap Opportunities Fund (a)	892,301	8,164,554
TOTAL DOMESTIC EQUITY FUNDS		158,580,765
TOTAL DOMESTIC EQUITY FUNDS (Cost $171,831,601)		182,464,448
International Equity Funds - 23.8%

Developed International Equity Funds - 20.4%
Fidelity Advisor Diversified International Fund Institutional Class	852,475	13,008,764
Fidelity Advisor Overseas Fund Institutional Class	768,288	13,183,829
Fidelity Series International Growth Fund	1,352,256	14,022,892
Fidelity Series International Small Cap Fund	255,857	2,811,870
Fidelity Series International Value Fund	1,432,435	13,651,108
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		56,678,463

	Shares	Value
Emerging Markets Equity Funds - 3.4%
Fidelity Series Emerging Markets Fund	534,118	$ 9,646,177
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $60,457,949)		66,324,640
Bond Funds - 10.6%

High Yield Bond Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,000,120	27,361,099
Investment Grade Bond Funds - 0.7%
Fidelity Advisor Strategic Real Return Fund Institutional Class	35,956	327,557
Fidelity Advisor Total Bond Fund Institutional Class	12	133
Fidelity Series Investment Grade Bond Fund	140,550	1,679,567
TOTAL INVESTMENT GRADE BOND FUNDS		2,007,257
TOTAL BOND FUNDS (Cost $26,154,164)		29,368,356
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $258,443,714)		278,157,444
NET OTHER ASSETS (LIABILITIES) - 0.0%		(66,099)
NET ASSETS - 100%		$ 278,091,345
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $7,387,590 all of which will expire on March 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $258,443,714) - See accompanying schedule		$ 278,157,444
Receivable for investments sold		13,633
Receivable for fund shares sold		818,828
Total assets		278,989,905

Liabilities
Payable to custodian bank	$ 6
Payable for investments purchased	345,235
Payable for fund shares redeemed	487,389
Distribution and service plan fees payable	65,930
Total liabilities		898,560

Net Assets		$ 278,091,345
Net Assets consist of:
Paid in capital		$ 277,426,652
Undistributed net investment income		442,897
Accumulated undistributed net realized gain (loss) on investments		(19,491,934)
Net unrealized appreciation (depreciation) on investments		19,713,730
Net Assets		$ 278,091,345

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($163,086,923 ÷ 18,864,200 shares)		$ 8.65

Maximum offering price per share (100/94.25 of $8.65)		$ 9.18
Class T: Net Asset Value and redemption price per share ($49,557,001 ÷ 5,751,085 shares)		$ 8.62

Maximum offering price per share (100/96.50 of $8.62)		$ 8.93
Class B: Net Asset Value and offering price per share ($6,086,507 ÷ 710,471 shares)A		$ 8.57

Class C: Net Asset Value and offering price per share ($9,947,126 ÷ 1,159,536 shares)A		$ 8.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($49,413,788 ÷ 5,690,579 shares)		$ 8.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 821,682

Expenses
Distribution and service plan fees	$ 372,603
Independent trustees' compensation	458
Total expenses before reductions	373,061
Expense reductions	(458)	372,603
Net investment income (loss)		449,079
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,266,578)
Capital gain distribution from underlying funds	301,257
Total net realized gain (loss)		(7,965,321)
Change in net unrealized appreciation (depreciation) on underlying funds		9,612,389
Net gain (loss)		1,647,068
Net increase (decrease) in net assets resulting from operations		$ 2,096,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 449,079	$ 2,390,969
Net realized gain (loss)	(7,965,321)	234,035
Change in net unrealized appreciation (depreciation)	9,612,389	64,796,791
Net increase (decrease) in net assets resulting from operations	2,096,147	67,421,795
Distributions to shareholders from net investment income	(157,559)	(2,382,215)
Distributions to shareholders from net realized gain	(955,880)	(1,702,157)
Total distributions	(1,113,439)	(4,084,372)
Share transactions - net increase (decrease)	37,235,651	74,234,725
Total increase (decrease) in net assets	38,218,359	137,572,148

Net Assets
Beginning of period	239,872,986	102,300,838
End of period (including undistributed net investment income of $442,897 and undistributed net investment income of $151,377, respectively)	$ 278,091,345	$ 239,872,986

Financial Highlights - Class A

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 5.67	$ 10.32	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.11	.16	.16	.13
Net realized and unrealized gain (loss)	.01	3.05	(4.39)	(.60)	1.06
Total from investment operations	.03	3.16	(4.23)	(.44)	1.19
Distributions from net investment income	(.01)	(.10)	(.13)	(.11)	(.09)
Distributions from net realized gain	(.03)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.04)	(.17)	(.42) I	(.28)	(.15)
Net asset value, end of period	$ 8.65	$ 8.66	$ 5.67	$ 10.32	$ 11.04
Total Return B, C, D	.38%	55.94%	(42.30)%	(4.27)%	11.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	.41% A	1.43%	2.04%	1.39%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,087	$ 137,716	$ 57,591	$ 55,250	$ 12,907
Portfolio turnover rate	29% A	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.42 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 5.66	$ 10.30	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.09	.14	.13	.11
Net realized and unrealized gain (loss)	.01	3.05	(4.37)	(.59)	1.05
Total from investment operations	.02	3.14	(4.23)	(.46)	1.16
Distributions from net investment income	- I	(.09)	(.11)	(.09)	(.08)
Distributions from net realized gain	(.03)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.04) K	(.16)	(.41) J	(.26)	(.14)
Net asset value, end of period	$ 8.62	$ 8.64	$ 5.66	$ 10.30	$ 11.02
Total Return B, C, D	.20%	55.57%	(42.41)%	(4.45)%	11.64%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	.16% A	1.18%	1.79%	1.14%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,557	$ 46,449	$ 21,186	$ 15,147	$ 3,520
Portfolio turnover rate	29% A	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.034 per share.

Financial Highlights - Class B

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 5.64	$ 10.26	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.10	.07	.06
Net realized and unrealized gain (loss)	.01	3.03	(4.35)	(.59)	1.07
Total from investment operations	-	3.08	(4.25)	(.52)	1.13
Distributions from net investment income	-	(.05)	(.08)	(.06)	(.07)
Distributions from net realized gain	(.03)	(.07)	(.29)	(.16)	(.06)
Total distributions	(.03)	(.12)	(.37) I	(.22)	(.13)
Net asset value, end of period	$ 8.57	$ 8.60	$ 5.64	$ 10.26	$ 11.00
Total Return B, C, D	(.04)%	54.72%	(42.71)%	(4.93)%	11.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	(.34)% A	.68%	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,087	$ 5,847	$ 3,078	$ 3,414	$ 1,177
Portfolio turnover rate	29% A	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.37 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.61	$ 5.63	$ 10.25	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.10	.07	.06
Net realized and unrealized gain (loss)	-I	3.05	(4.35)	(.59)	1.06
Total from investment operations	(.01)	3.10	(4.25)	(.52)	1.12
Distributions from net investment income	-	(.05)	(.08)	(.07)	(.06)
Distributions from net realized gain	(.02)	(.07)	(.29)	(.16)	(.06)
Total distributions	(.02)	(.12)	(.37) J	(.23)	(.12)
Net asset value, end of period	$ 8.58	$ 8.61	$ 5.63	$ 10.25	$ 11.00
Total Return B, C, D	(.05)%	55.15%	(42.74)%	(4.99)%	11.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	(.34)% A	.68%	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,947	$ 9,646	$ 5,436	$ 5,380	$ 1,507
Portfolio turnover rate	29% A	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.37 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.70	$ 5.68	$ 10.35	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.13	.17	.18	.15
Net realized and unrealized gain (loss)	-K	3.08	(4.40)	(.59)	1.06
Total from investment operations	.03	3.21	(4.23)	(.41)	1.21
Distributions from net investment income	(.01)	(.12)	(.15)	(.13)	(.09)
Distributions from net realized gain	(.03)	(.07)	(.30)	(.17)	(.06)
Total distributions	(.05) J	(.19)	(.44) I	(.30)	(.15)
Net asset value, end of period	$ 8.68	$ 8.70	$ 5.68	$ 10.35	$ 11.06
Total Return B, C	.32%	56.66%	(42.22)%	(4.02)%	12.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	.66% A	1.68%	2.29%	1.64%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,414	$ 40,214	$ 15,010	$ 6,882	$ 982
Portfolio turnover rate	29% A	15%	16%	25%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Amount represents less than .01%. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.44 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share. J Total distributions of $.05 per share is comprised of distributions from net investment income of $.011 and distributions from net realized gain of $.034 per share. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$ 244,574,091	$ 12,638,622	$ (3,297,736)	$ 9,340,886
Advisor Freedom 2005	208,602,255	12,679,420	(6,202,969)	6,476,451
Advisor Freedom 2010	752,515,820	54,987,932	(18,913,279)	36,074,653
Advisor Freedom 2015	1,310,949,027	93,852,866	(41,317,116)	52,535,750
Advisor Freedom 2020	2,019,531,560	169,653,755	(57,035,739)	112,618,016
Advisor Freedom 2025	1,498,956,360	135,116,862	(58,183,709)	76,933,153
Advisor Freedom 2030	1,651,538,428	153,705,595	(57,780,640)	95,924,955
Advisor Freedom 2035	1,010,195,883	94,586,781	(45,295,816)	49,290,965
Advisor Freedom 2040	1,253,546,932	56,918,364	(96,198,486)	(39,280,122)
Advisor Freedom 2045	319,553,141	36,229,908	(12,418,641)	23,811,267
Advisor Freedom 2050	260,064,372	29,344,871	(11,251,799)	18,093,072

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	55,895,349	39,936,815
Advisor Freedom 2005	47,732,082	46,124,454
Advisor Freedom 2010	156,069,083	208,970,153
Advisor Freedom 2015	278,884,919	233,050,808
Advisor Freedom 2020	451,155,154	455,616,554
Advisor Freedom 2025	333,242,815	238,866,053
Advisor Freedom 2030	372,412,283	346,980,714
Advisor Freedom 2035	230,955,121	147,711,034
Advisor Freedom 2040	254,516,456	240,852,059
Advisor Freedom 2045	91,010,150	42,072,652
Advisor Freedom 2050	72,723,415	35,845,042

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 188,007	$ 24,267
Class T	.25%	.25%	135,517	-
Class B	.75%	.25%	26,366	19,780
Class C	.75%	.25%	79,165	14,894
			$ 429,055	$ 58,941

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Advisor Freedom 2005
Class A	0%	.25%	$ 192,318	$ 44,499
Class T	.25%	.25%	54,043	93
Class B	.75%	.25%	14,055	10,546
Class C	.75%	.25%	45,648	3,605
			$ 306,064	$ 58,743
Advisor Freedom 2010
Class A	0%	.25%	$ 589,552	$ 91,108
Class T	.25%	.25%	480,808	-
Class B	.75%	.25%	104,125	78,102
Class C	.75%	.25%	226,088	18,398
			$ 1,400,573	$ 187,608
Advisor Freedom 2015
Class A	0%	.25%	$ 1,036,707	$ 165,108
Class T	.25%	.25%	556,764	-
Class B	.75%	.25%	173,771	130,363
Class C	.75%	.25%	319,762	32,187
			$ 2,087,004	$ 327,658
Advisor Freedom 2020
Class A	0%	.25%	$ 1,552,936	$ 244,838
Class T	.25%	.25%	1,172,886	-
Class B	.75%	.25%	345,965	259,544
Class C	.75%	.25%	461,841	50,404
			$ 3,533,628	$ 554,786
Advisor Freedom 2025
Class A	0%	.25%	$ 1,259,692	$ 217,544
Class T	.25%	.25%	562,734	10
Class B	.75%	.25%	187,304	140,539
Class C	.75%	.25%	260,673	31,680
			$ 2,270,403	$ 389,773
Advisor Freedom 2030
Class A	0%	.25%	$ 1,293,400	$ 197,068
Class T	.25%	.25%	926,856	-
Class B	.75%	.25%	247,149	185,431
Class C	.75%	.25%	305,623	34,829
			$ 2,773,028	$ 417,328
Advisor Freedom 2035
Class A	0%	.25%	$ 840,533	$ 148,213
Class T	.25%	.25%	355,000	-
Class B	.75%	.25%	132,376	99,331
Class C	.75%	.25%	150,983	21,739
			$ 1,478,892	$ 269,283
Advisor Freedom 2040
Class A	0%	.25%	$ 836,475	$ 101,028
Class T	.25%	.25%	720,180	-
Class B	.75%	.25%	207,882	155,997
Class C	.75%	.25%	258,942	29,127
			$ 2,023,479	$ 286,152

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Advisor Freedom 2045
Class A	0%	.25%	$ 267,290	$ 47,586
Class T	.25%	.25%	111,787	83
Class B	.75%	.25%	20,236	15,186
Class C	.75%	.25%	32,379	6,442
			$ 431,692	$ 69,297
Advisor Freedom 2050
Class A	0%	.25%	$ 181,200	$ 18,475
Class T	.25%	.25%	115,202	-
Class B	.75%	.25%	28,960	21,737
Class C	.75%	.25%	47,241	8,701
			$ 372,603	$ 48,913

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 6,444
Class T	2,380
Class B*	7,489
Class C*	876
$ 17,189
Advisor Freedom 2005
Class A	$ 3,755
Class T	966
Class B*	1,872
Class C*	111
$ 6,704
Advisor Freedom 2010
Class A	$ 11,129
Class T	2,803
Class B*	25,637
Class C*	1,566
$ 41,135
Advisor Freedom 2015
Class A	$ 26,552
Class T	9,317
Class B*	36,687
Class C*	3,173
$ 75,729
Advisor Freedom 2020
Class A	$ 44,412
Class T	15,150
Class B*	61,152
Class C*	3,206
$ 123,920

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows: - continued

Retained by FDC
Advisor Freedom 2025
Class A	$ 37,593
Class T	13,531
Class B*	46,075
Class C*	2,614
$ 99,813
Advisor Freedom 2030
Class A	$ 41,650
Class T	12,226
Class B*	47,761
Class C*	3,694
$ 105,331
Advisor Freedom 2035
Class A	$ 22,325
Class T	9,892
Class B*	27,871
Class C*	1,739
$ 61,827
Advisor Freedom 2040
Class A	$ 37,592
Class T	11,280
Class B*	44,338
Class C*	2,636
$ 95,846
Advisor Freedom 2045
Class A	$ 9,016
Class T	3,237
Class B*	7,904
Class C*	1,113
$ 21,270
Advisor Freedom 2050
Class A	$ 11,621
Class T	2,632
Class B*	11,761
Class C*	985
$ 26,999

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 281
Class T	.50%	101
Class B	1.00%	10
Class C	1.00%	30
Institutional Class	.00%	36
Advisor Freedom 2005
Class A	.25%	289
Class T	.50%	41
Class B	1.00%	5
Class C	1.00%	17
Institutional Class	.00%	41
Advisor Freedom 2010
Class A	.25%	900
Class T	.50%	367
Class B	1.00%	40
Class C	1.00%	86
Institutional Class	.00%	151
Advisor Freedom 2015
Class A	.25%	1,559
Class T	.50%	419
Class B	1.00%	65
Class C	1.00%	120
Institutional Class	.00%	280
Advisor Freedom 2020
Class A	.25%	2,343
Class T	.50%	884
Class B	1.00%	131
Class C	1.00%	174
Institutional Class	.00%	433
Advisor Freedom 2025
Class A	.25%	1,883
Class T	.50%	420
Class B	1.00%	70
Class C	1.00%	97
Institutional Class	.00%	282
Advisor Freedom 2030
Class A	.25%	1,945
Class T	.50%	696
Class B	1.00%	93
Class C	1.00%	115
Institutional Class	.00%	359
Advisor Freedom 2035
Class A	.25%	1,253
Class T	.50%	265
Class B	1.00%	49
Class C	1.00%	56
Institutional Class	.00%	199
Advisor Freedom 2040
Class A	.25%	1,260
Class T	.50%	542
Class B	1.00%	78
Class C	1.00%	97
Institutional Class	.00%	251

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period: - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2045
Class A	.25%	$ 393
Class T	.50%	82
Class B	1.00%	7
Class C	1.00%	12
Institutional Class	.00%	65
Advisor Freedom 2050
Class A	.25%	267
Class T	.50%	85
Class B	1.00%	11
Class C	1.00%	17
Institutional Class	.00%	78

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom Income
From net investment income
Class A	$ 962,542	$ 2,649,510
Class T	287,863	962,627
Class B	14,816	69,674
Class C	45,668	185,548
Institutional Class	147,931	317,793
Total	$ 1,458,820	$ 4,185,152
From net realized gain
Class A	$ 173,971	$ 732,418
Class T	61,796	282,856
Class B	6,074	27,780
Class C	18,101	75,264
Institutional Class	21,616	82,744
Total	$ 281,558	$ 1,201,062
Advisor Freedom 2005
From net investment income
Class A	$ 391,924	$ 2,464,352
Class T	42,103	327,239
Class B	1,970	32,599
Class C	7,111	95,996
Institutional Class	68,487	330,921
Total	$ 511,595	$ 3,251,107
From net realized gain
Class A	$ 333,881	$ 994,230
Class T	48,418	147,352
Class B	6,474	21,486
Class C	20,447	61,066
Institutional Class	46,330	124,312
Total	$ 455,550	$ 1,348,446

Semiannual Report

6. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom 2010
From net investment income
Class A	$ 1,191,490	$ 9,091,104
Class T	371,130	3,497,344
Class B	12,083	293,043
Class C	30,792	620,780
Institutional Class	242,916	1,468,089
Total	$ 1,848,411	$ 14,970,360
From net realized gain
Class A	$ 1,103,232	$ 3,593,351
Class T	463,916	1,546,799
Class B	50,323	178,771
Class C	109,978	368,444
Institutional Class	178,614	537,373
Total	$ 1,906,063	$ 6,224,738
Advisor Freedom 2015
From net investment income
Class A	$ 2,013,186	$ 13,679,424
Class T	421,915	3,527,564
Class B	20,021	416,674
Class C	42,531	743,299
Institutional Class	441,867	2,473,155
Total	$ 2,939,520	$ 20,840,116
From net realized gain
Class A	$ 2,013,176	$ 5,842,830
Class T	548,490	1,678,828
Class B	86,747	274,462
Class C	158,009	483,221
Institutional Class	348,137	948,932
Total	$ 3,154,559	$ 9,228,273
Advisor Freedom 2020
From net investment income
Class A	$ 2,680,977	$ 18,974,843
Class T	741,301	7,050,784
Class B	19,324	736,617
Class C	25,348	991,170
Institutional Class	593,928	3,574,261
Total	$ 4,060,878	$ 31,327,675
From net realized gain
Class A	$ 3,686,534	$ 8,917,115
Class T	1,438,999	3,758,542
Class B	212,566	555,113
Class C	278,845	727,102
Institutional Class	653,086	1,527,831
Total	$ 6,270,030	$ 15,485,703

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom 2025
From net investment income
Class A	$ 1,796,620	$ 14,118,695
Class T	254,995	2,959,037
Class B	-	362,584
Class C	5,069	486,550
Institutional Class	339,126	2,155,759
Total	$ 2,395,810	$ 20,082,625
From net realized gain
Class A	$ 3,215,012	$ 7,285,104
Class T	722,489	1,738,010
Class B	119,781	307,778
Class C	172,447	396,872
Institutional Class	461,210	996,789
Total	$ 4,690,939	$ 10,724,553
Advisor Freedom 2030
From net investment income
Class A	$ 1,671,221	$ 12,452,357
Class T	376,110	4,250,834
Class B	-	365,617
Class C	-	474,232
Institutional Class	392,860	2,328,021
Total	$ 2,440,191	$ 19,871,061
From net realized gain
Class A	$ 3,528,136	$ 7,715,428
Class T	1,299,296	3,092,971
Class B	155,287	420,885
Class C	199,901	529,883
Institutional Class	622,023	1,265,591
Total	$ 5,804,643	$ 13,024,758
Advisor Freedom 2035
From net investment income
Class A	$ 641,982	$ 7,722,463
Class T	54,567	1,461,433
Class B	-	182,301
Class C	-	206,849
Institutional Class	151,379	1,221,702
Total	$ 847,928	$ 10,794,748
From net realized gain
Class A	$ 2,632,129	$ 4,762,560
Class T	559,334	1,063,886
Class B	83,734	213,235
Class C	99,230	229,952
Institutional Class	387,909	664,843
Total	$ 3,762,336	$ 6,934,476

Semiannual Report

6. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom 2040
From net investment income
Class A	$ 660,823	$ 8,229,546
Class T	106,235	3,279,826
Class B	-	308,904
Class C	-	383,546
Institutional Class	193,009	1,642,482
Total	$ 960,067	$ 13,844,304
From net realized gain
Class A	$ 2,702,317	$ 4,852,217
Class T	1,195,191	2,246,554
Class B	135,597	335,168
Class C	168,467	406,856
Institutional Class	510,904	851,696
Total	$ 4,712,476	$ 8,692,491
Advisor Freedom 2045
From net investment income
Class A	$ 192,648	$ 2,212,999
Class T	15,147	408,091
Class B	-	25,209
Class C	-	39,467
Institutional Class	49,123	374,869
Total	$ 256,918	$ 3,060,635
From net realized gain
Class A	$ 794,678	$ 1,430,150
Class T	166,637	305,415
Class B	12,818	29,833
Class C	19,911	44,309
Institutional Class	124,697	213,785
Total	$ 1,118,741	$ 2,023,492
Advisor Freedom 2050
From net investment income
Class A	$ 99,955	$ 1,439,113
Class T	5,389	429,631
Class B	-	33,433
Class C	-	56,059
Institutional Class	52,215	423,979
Total	$ 157,559	$ 2,382,215
From net realized gain
Class A	$ 566,420	$ 987,306
Class T	183,263	342,451
Class B	17,572	43,522
Class C	27,234	74,386
Institutional Class	161,391	254,492
Total	$ 955,880	$ 1,702,157

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2010	Year ended March 31, 2010	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom Income
Class A
Shares sold	3,513,426	5,939,919	$ 36,380,972	$ 58,801,119
Reinvestment of distributions	108,877	337,348	1,121,997	3,334,001
Shares redeemed	(2,857,780)	(3,231,976)	(29,605,802)	(32,123,087)
Net increase (decrease)	764,523	3,045,291	$ 7,897,167	$ 30,012,033
Class T
Shares sold	1,254,281	2,030,571	$ 12,968,210	$ 19,971,346
Reinvestment of distributions	32,294	121,701	332,657	1,199,887
Shares redeemed	(935,968)	(2,006,879)	(9,676,315)	(19,795,299)
Net increase (decrease)	350,607	145,393	$ 3,624,552	$ 1,375,934
Class B
Shares sold	77,440	162,405	$ 799,998	$ 1,613,389
Reinvestment of distributions	1,897	9,197	19,527	90,890
Shares redeemed	(106,810)	(147,684)	(1,105,229)	(1,450,520)
Net increase (decrease)	(27,473)	23,918	$ (285,704)	$ 253,759
Class C
Shares sold	249,092	396,874	$ 2,576,460	$ 3,943,497
Reinvestment of distributions	5,455	22,975	56,119	227,312
Shares redeemed	(105,998)	(300,368)	(1,093,702)	(2,962,489)
Net increase (decrease)	148,549	119,481	$ 1,538,877	$ 1,208,320
Institutional Class
Shares sold	752,285	1,124,925	$ 7,793,659	$ 11,177,705
Reinvestment of distributions	16,229	40,001	167,570	396,841
Shares redeemed	(438,968)	(381,938)	(4,548,579)	(3,796,827)
Net increase (decrease)	329,546	782,988	$ 3,412,650	$ 7,777,719
Advisor Freedom 2005
Class A
Shares sold	2,448,790	7,317,164	$ 25,528,650	$ 72,565,372
Reinvestment of distributions	70,134	339,976	721,680	3,435,631
Shares redeemed	(2,604,409)	(3,890,338)	(27,302,518)	(38,525,238)
Net increase (decrease)	(85,485)	3,766,802	$ (1,052,188)	$ 37,475,765
Class T
Shares sold	345,938	1,132,309	$ 3,603,797	$ 11,030,532
Reinvestment of distributions	8,445	45,061	86,895	455,100
Shares redeemed	(521,151)	(773,364)	(5,442,672)	(7,549,693)
Net increase (decrease)	(166,768)	404,006	$ (1,751,980)	$ 3,935,939
Class B
Shares sold	8,374	54,150	$ 88,186	$ 533,127
Reinvestment of distributions	762	4,964	7,842	50,271
Shares redeemed	(36,905)	(109,244)	(383,305)	(1,080,645)
Net increase (decrease)	(27,769)	(50,130)	$ (287,277)	$ (497,247)
Class C
Shares sold	59,065	305,167	$ 619,021	$ 3,018,553
Reinvestment of distributions	2,538	14,510	26,064	146,747
Shares redeemed	(106,851)	(267,085)	(1,120,176)	(2,621,078)
Net increase (decrease)	(45,248)	52,592	$ (475,091)	$ 544,222
Institutional Class
Shares sold	755,483	937,114	$ 7,971,105	$ 9,468,701
Reinvestment of distributions	10,984	44,760	113,579	455,233
Shares redeemed	(293,642)	(359,918)	(3,059,757)	(3,572,136)
Net increase (decrease)	472,825	621,956	$ 5,024,927	$ 6,351,798

Semiannual Report

7. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended September 30, 2010	Year ended March 31, 2010	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom 2010
Class A
Shares sold	6,885,149	18,880,491	$ 73,713,664	$ 190,682,441
Reinvestment of distributions	215,294	1,212,193	2,267,044	12,543,848
Shares redeemed	(7,614,325)	(17,530,431)	(81,458,391)	(178,487,457)
Net increase (decrease)	(513,882)	2,562,253	$ (5,477,683)	$ 24,738,832
Class T
Shares sold	2,343,077	5,949,706	$ 24,921,351	$ 58,943,534
Reinvestment of distributions	78,206	481,295	820,378	4,961,234
Shares redeemed	(7,204,678)	(7,663,328)	(77,518,287)	(76,116,113)
Net increase (decrease)	(4,783,395)	(1,232,327)	$ (51,776,558)	$ (12,211,345)
Class B
Shares sold	88,324	182,133	$ 938,484	$ 1,835,344
Reinvestment of distributions	5,642	42,625	59,189	441,800
Shares redeemed	(364,017)	(595,063)	(3,898,581)	(5,991,071)
Net increase (decrease)	(270,051)	(370,305)	$ (2,900,908)	$ (3,713,927)
Class C
Shares sold	292,446	952,028	$ 3,118,112	$ 9,446,683
Reinvestment of distributions	12,232	86,895	127,828	896,335
Shares redeemed	(666,621)	(1,279,015)	(7,074,883)	(12,836,486)
Net increase (decrease)	(361,943)	(240,092)	$ (3,828,943)	$ (2,493,468)
Institutional Class
Shares sold	2,181,701	3,337,499	$ 23,499,837	$ 33,780,398
Reinvestment of distributions	39,802	192,208	420,706	1,998,866
Shares redeemed	(1,223,406)	(1,682,623)	(13,126,576)	(17,082,328)
Net increase (decrease)	998,097	1,847,084	$ 10,793,967	$ 18,696,936
Advisor Freedom 2015
Class A
Shares sold	11,313,001	32,164,983	$ 120,516,843	$ 323,357,211
Reinvestment of distributions	380,645	1,876,238	3,981,542	19,317,105
Shares redeemed	(9,870,081)	(16,585,226)	(105,036,385)	(165,743,140)
Net increase (decrease)	1,823,565	17,455,995	$ 19,462,000	$ 176,931,176
Class T
Shares sold	3,047,833	6,975,850	$ 32,517,579	$ 68,177,681
Reinvestment of distributions	90,157	490,769	941,236	5,039,209
Shares redeemed	(3,225,696)	(6,790,785)	(34,268,969)	(67,432,006)
Net increase (decrease)	(87,706)	675,834	$ (810,154)	$ 5,784,884
Class B
Shares sold	142,538	449,760	$ 1,513,108	$ 4,433,310
Reinvestment of distributions	9,819	64,006	102,310	659,460
Shares redeemed	(326,590)	(633,005)	(3,454,293)	(6,220,872)
Net increase (decrease)	(174,233)	(119,239)	$ (1,838,875)	$ (1,128,102)
Class C
Shares sold	583,279	1,453,766	$ 6,168,549	$ 14,350,142
Reinvestment of distributions	17,899	110,378	186,151	1,134,531
Shares redeemed	(719,656)	(1,395,406)	(7,574,343)	(13,893,073)
Net increase (decrease)	(118,478)	168,738	$ (1,219,643)	$ 1,591,600
Institutional Class
Shares sold	4,415,671	5,176,355	$ 47,573,566	$ 52,604,404
Reinvestment of distributions	74,328	329,755	781,933	3,408,927
Shares redeemed	(1,751,148)	(2,498,861)	(18,692,490)	(25,183,981)
Net increase (decrease)	2,738,851	3,007,249	$ 29,663,009	$ 30,829,350

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended September 30, 2010	Year ended March 31, 2010	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom 2020
Class A
Shares sold	18,174,035	45,183,836	$ 199,036,034	$ 463,202,937
Reinvestment of distributions	586,393	2,595,974	6,303,721	27,655,510
Shares redeemed	(14,161,413)	(22,376,535)	(155,023,260)	(229,963,322)
Net increase (decrease)	4,599,015	25,403,275	$ 50,316,495	$ 260,895,125
Class T
Shares sold	5,828,308	13,389,476	$ 63,937,646	$ 134,409,911
Reinvestment of distributions	200,295	1,003,112	2,153,168	10,676,415
Shares redeemed	(14,449,452)	(14,031,668)	(159,896,359)	(143,283,312)
Net increase (decrease)	(8,420,849)	360,920	$ (93,805,545)	$ 1,803,014
Class B
Shares sold	327,176	786,273	$ 3,570,302	$ 7,911,628
Reinvestment of distributions	20,850	116,218	223,513	1,242,364
Shares redeemed	(782,511)	(1,125,596)	(8,539,390)	(11,397,490)
Net increase (decrease)	(434,485)	(223,105)	$ (4,745,575)	$ (2,243,498)
Class C
Shares sold	992,960	2,227,854	$ 10,848,809	$ 22,595,108
Reinvestment of distributions	26,051	147,034	278,747	1,569,561
Shares redeemed	(948,779)	(1,920,594)	(10,321,967)	(19,584,995)
Net increase (decrease)	70,232	454,294	$ 805,589	$ 4,579,674
Institutional Class
Shares sold	5,777,603	8,404,614	$ 63,880,926	$ 87,788,002
Reinvestment of distributions	114,914	474,048	1,242,230	5,075,149
Shares redeemed	(1,979,577)	(3,015,266)	(21,817,514)	(31,218,230)
Net increase (decrease)	3,912,940	5,863,396	$ 43,305,642	$ 61,644,921
Advisor Freedom 2025
Class A
Shares sold	15,619,675	40,250,497	$ 163,851,250	$ 395,216,135
Reinvestment of distributions	484,433	2,082,741	4,970,281	21,253,319
Shares redeemed	(10,479,440)	(17,708,216)	(109,638,387)	(173,855,795)
Net increase (decrease)	5,624,668	24,625,022	$ 59,183,144	$ 242,613,659
Class T
Shares sold	3,519,065	8,314,781	$ 36,963,560	$ 80,263,098
Reinvestment of distributions	92,979	448,807	955,820	4,590,362
Shares redeemed	(3,267,706)	(5,953,703)	(34,416,927)	(58,549,334)
Net increase (decrease)	344,338	2,809,885	$ 3,502,453	$ 26,304,126
Class B
Shares sold	230,284	580,667	$ 2,387,537	$ 5,471,445
Reinvestment of distributions	11,377	63,222	116,154	646,389
Shares redeemed	(337,101)	(658,819)	(3,504,905)	(6,344,074)
Net increase (decrease)	(95,440)	(14,930)	$ (1,001,214)	$ (226,240)
Class C
Shares sold	661,403	1,510,376	$ 6,913,117	$ 14,596,541
Reinvestment of distributions	16,703	82,292	170,204	840,011
Shares redeemed	(571,951)	(907,187)	(5,868,401)	(8,676,397)
Net increase (decrease)	106,155	685,481	$ 1,214,920	$ 6,760,155
Institutional Class
Shares sold	4,430,288	4,943,550	$ 47,017,957	$ 48,886,534
Reinvestment of distributions	77,115	307,002	795,829	3,146,123
Shares redeemed	(1,503,614)	(1,470,965)	(15,908,968)	(14,449,276)
Net increase (decrease)	3,003,789	3,779,587	$ 31,904,818	$ 37,583,381

Semiannual Report

7. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended September 30, 2010	Year ended March 31, 2010	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom 2030
Class A
Shares sold	16,100,280	38,797,182	$ 175,853,575	$ 395,875,652
Reinvestment of distributions	481,041	1,866,748	5,151,950	19,998,334
Shares redeemed	(11,375,217)	(17,846,987)	(124,250,356)	(181,939,183)
Net increase (decrease)	5,206,104	22,816,943	$ 56,755,169	$ 233,934,803
Class T
Shares sold	5,940,633	12,307,212	$ 64,934,246	$ 122,751,803
Reinvestment of distributions	155,286	680,438	1,658,455	7,274,926
Shares redeemed	(11,966,579)	(9,841,745)	(132,045,465)	(99,921,008)
Net increase (decrease)	(5,870,660)	3,145,905	$ (65,452,764)	$ 30,105,721
Class B
Shares sold	250,237	600,341	$ 2,715,286	$ 5,980,332
Reinvestment of distributions	14,186	70,777	151,077	763,149
Shares redeemed	(441,198)	(760,195)	(4,807,952)	(7,622,000)
Net increase (decrease)	(176,775)	(89,077)	$ (1,941,589)	$ (878,519)
Class C
Shares sold	579,554	1,605,657	$ 6,298,435	$ 16,073,300
Reinvestment of distributions	17,588	87,396	186,957	939,821
Shares redeemed	(735,103)	(1,278,913)	(7,923,324)	(13,072,332)
Net increase (decrease)	(137,961)	414,140	$ (1,437,932)	$ 3,940,789
Institutional Class
Shares sold	5,288,346	6,778,493	$ 58,292,084	$ 70,133,488
Reinvestment of distributions	94,198	333,659	1,012,629	3,581,406
Shares redeemed	(1,858,542)	(2,077,011)	(20,423,320)	(21,173,240)
Net increase (decrease)	3,524,002	5,035,141	$ 38,881,393	$ 52,541,654
Advisor Freedom 2035
Class A
Shares sold	11,725,639	29,478,855	$ 120,314,420	$ 283,259,853
Reinvestment of distributions	322,769	1,224,913	3,243,825	12,371,642
Shares redeemed	(7,456,174)	(11,681,770)	(76,332,903)	(113,019,155)
Net increase (decrease)	4,592,234	19,021,998	$ 47,225,342	$ 182,612,340
Class T
Shares sold	2,689,422	5,784,903	$ 27,519,510	$ 54,332,277
Reinvestment of distributions	60,002	245,284	600,617	2,472,154
Shares redeemed	(1,959,949)	(3,918,900)	(20,085,067)	(37,204,051)
Net increase (decrease)	789,475	2,111,287	$ 8,035,060	$ 19,600,380
Class B
Shares sold	163,833	405,509	$ 1,659,116	$ 3,788,136
Reinvestment of distributions	8,299	38,336	82,491	387,872
Shares redeemed	(210,913)	(357,555)	(2,139,406)	(3,379,935)
Net increase (decrease)	(38,781)	86,290	$ (397,799)	$ 796,073
Class C
Shares sold	408,282	971,148	$ 4,189,820	$ 9,096,299
Reinvestment of distributions	9,665	41,555	96,074	420,018
Shares redeemed	(375,932)	(574,523)	(3,810,437)	(5,371,383)
Net increase (decrease)	42,015	438,180	$ 475,457	$ 4,144,934
Institutional Class
Shares sold	3,840,832	3,975,253	$ 39,654,796	$ 38,607,280
Reinvestment of distributions	53,194	186,356	536,725	1,885,670
Shares redeemed	(1,060,674)	(1,088,290)	(10,992,332)	(10,464,439)
Net increase (decrease)	2,833,352	3,073,319	$ 29,199,189	$ 30,028,511

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended September 30, 2010	Year ended March 31, 2010	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom 2040
Class A
Shares sold	10,808,922	24,913,305	$ 118,317,509	$ 252,890,462
Reinvestment of distributions	308,387	1,193,321	3,305,915	12,861,441
Shares redeemed	(7,948,657)	(12,253,872)	(87,087,206)	(125,782,802)
Net increase (decrease)	3,168,652	13,852,754	$ 34,536,218	$ 139,969,101
Class T
Shares sold	4,440,255	10,000,332	$ 48,500,898	$ 99,858,612
Reinvestment of distributions	120,530	509,696	1,288,464	5,481,963
Shares redeemed	(8,858,278)	(8,036,589)	(97,816,301)	(81,578,421)
Net increase (decrease)	(4,297,493)	2,473,439	$ (48,026,939)	$ 23,762,154
Class B
Shares sold	184,875	476,095	$ 2,012,747	$ 4,732,469
Reinvestment of distributions	12,453	58,166	132,247	628,599
Shares redeemed	(352,751)	(566,960)	(3,811,089)	(5,619,118)
Net increase (decrease)	(155,423)	(32,699)	$ (1,666,095)	$ (258,050)
Class C
Shares sold	588,016	1,191,976	$ 6,430,311	$ 11,944,778
Reinvestment of distributions	15,286	70,129	162,187	756,765
Shares redeemed	(601,218)	(1,050,495)	(6,500,881)	(10,581,828)
Net increase (decrease)	2,084	211,610	$ 91,617	$ 2,119,715
Institutional Class
Shares sold	4,034,550	4,937,197	$ 44,567,006	$ 50,576,131
Reinvestment of distributions	65,275	230,524	702,360	2,486,427
Shares redeemed	(1,330,475)	(1,571,826)	(14,700,682)	(15,921,925)
Net increase (decrease)	2,769,350	3,595,895	$ 30,568,684	$ 37,140,633
Advisor Freedom 2045
Class A
Shares sold	6,805,187	13,663,363	$ 57,663,899	$ 108,131,504
Reinvestment of distributions	118,404	434,034	982,751	3,629,970
Shares redeemed	(3,033,354)	(4,807,430)	(25,533,307)	(38,399,839)
Net increase (decrease)	3,890,237	9,289,967	$ 33,113,343	$ 73,361,635
Class T
Shares sold	1,559,936	3,019,866	$ 13,228,390	$ 23,345,550
Reinvestment of distributions	21,808	84,802	180,570	708,733
Shares redeemed	(924,313)	(1,269,123)	(7,872,182)	(9,935,840)
Net increase (decrease)	657,431	1,835,545	$ 5,536,778	$ 14,118,443
Class B
Shares sold	57,904	151,912	$ 487,605	$ 1,183,636
Reinvestment of distributions	1,519	6,409	12,550	53,934
Shares redeemed	(44,589)	(75,001)	(375,351)	(599,710)
Net increase (decrease)	14,834	83,320	$ 124,804	$ 637,860
Class C
Shares sold	189,084	299,037	$ 1,600,138	$ 2,351,191
Reinvestment of distributions	2,346	9,804	19,379	82,368
Shares redeemed	(73,921)	(118,526)	(625,088)	(901,091)
Net increase (decrease)	117,509	190,315	$ 994,429	$ 1,532,468
Institutional Class
Shares sold	1,590,125	2,136,614	$ 13,528,734	$ 16,905,851
Reinvestment of distributions	20,867	70,375	173,820	588,654
Shares redeemed	(498,089)	(553,542)	(4,275,561)	(4,413,315)
Net increase (decrease)	1,112,903	1,653,447	$ 9,426,993	$ 13,081,190

Semiannual Report

7. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended September 30, 2010	Year ended March 31, 2010	Six months ended September 30, 2010	Year ended March 31, 2010
Advisor Freedom 2050
Class A
Shares sold	5,104,616	9,581,471	$ 42,438,443	$ 73,833,021
Reinvestment of distributions	81,120	291,959	658,691	2,406,119
Shares redeemed	(2,217,420)	(4,148,608)	(18,362,730)	(32,257,966)
Net increase (decrease)	2,968,316	5,724,822	$ 24,734,404	$ 43,981,174
Class T
Shares sold	1,570,025	3,635,495	$ 12,963,770	$ 27,820,143
Reinvestment of distributions	23,088	92,896	187,012	765,843
Shares redeemed	(1,217,567)	(2,095,310)	(10,112,802)	(16,196,123)
Net increase (decrease)	375,546	1,633,081	$ 3,037,980	$ 12,389,863
Class B
Shares sold	92,786	210,935	$ 768,386	$ 1,592,970
Reinvestment of distributions	2,115	9,042	17,071	75,136
Shares redeemed	(64,234)	(87,238)	(522,546)	(663,372)
Net increase (decrease)	30,667	132,739	$ 262,911	$ 1,004,734
Class C
Shares sold	180,221	373,964	$ 1,493,552	$ 2,823,004
Reinvestment of distributions	3,229	14,928	26,088	124,197
Shares redeemed	(143,901)	(224,961)	(1,174,879)	(1,746,454)
Net increase (decrease)	39,549	163,931	$ 344,761	$ 1,200,747
Institutional Class
Shares sold	1,681,830	2,689,897	$ 14,019,617	$ 21,086,162
Reinvestment of distributions	26,204	82,208	213,560	678,287
Shares redeemed	(641,837)	(780,619)	(5,377,582)	(6,106,242)
Net increase (decrease)	1,066,197	1,991,486	$ 8,855,595	$ 15,658,207

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Advisor Freedom 2020	Advisor Freedom 2030
Fidelity Advisor Large Cap Fund	11%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Growth & Income Fund	50%
Fidelity Advisor Large Cap Fund	61%
Fidelity Advisor Overseas Fund	34%
Fidelity Advisor High Income Advantage Fund	28%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, and Advisor Freedom 2015 Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Adviser Freedom 2040 Fund and Adviser Freedom Income Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund, because each fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations (for each fund other than Advisor Freedom Income Fund).

Fidelity Advisor Freedom 2005 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Advisor Freedom 2010 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Advisor Freedom 2015 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Advisor Freedom 2025 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Advisor Freedom 2030 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Advisor Freedom 2035 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Advisor Freedom 2045 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Advisor Freedom 2050 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Advisor Freedom Income Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses (which include the fees and expenses of underlying funds) compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Advisor Freedom 2005 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Advisor Freedom 2010 Fund

Fidelity Advisor Freedom 2015 Fund

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Fidelity Advisor Freedom 2025 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Advisor Freedom 2030 Fund

Fidelity Advisor Freedom 2035 Fund

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Fidelity Advisor Freedom 2045 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Advisor Freedom 2050 Fund

Fidelity Advisor Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that, for Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, it had approved an amendment (effective May 19, 2005) to each fund's management contract that eliminated the management fee that the fund paid to Strategic Advisers. The Board considered that each fund's chart reflects the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

Semiannual Report

The Board noted that the total expenses of each of Class A, Class B, Class C, and Institutional Class of each fund ranked below its competitive median for 2009 and the total expenses of Class T ranked equal to its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFFI-USAN-1110
1.792159.107

Fidelity Freedom Funds® -
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Semiannual Report

September 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Freedom Income Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2000 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2005 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2010 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2015 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2020 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2025 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2030 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2035 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2040 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2045 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom 2050 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities staged a rally during the third quarter of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remained about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Freedom Income	.00%
Actual		$ 1,000.00	$ 1,027.60	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2000	.00%
Actual		$ 1,000.00	$ 1,026.90	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2005	.00%
Actual		$ 1,000.00	$ 1,022.10	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2010	.00%
Actual		$ 1,000.00	$ 1,022.80	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2015	.00%
Actual		$ 1,000.00	$ 1,022.20	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2020	.00%
Actual		$ 1,000.00	$ 1,017.70	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2025	.00%
Actual		$ 1,000.00	$ 1,014.80	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2030	.00%
Actual		$ 1,000.00	$ 1,010.50	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Freedom 2035	.00%
Actual		$ 1,000.00	$ 1,006.00	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2040	.00%
Actual		$ 1,000.00	$ 1,005.10	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2045	.00%
Actual		$ 1,000.00	$ 1,003.80	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -
Freedom 2050	.00%
Actual		$ 1,000.00	$ 1,000.40	$ -
Hypothetical A		$ 1,000.00	$ 1,025.07	$ -

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	0.8	0.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	0.8	0.9
Fidelity Disciplined Equity Fund	2.5	3.1
Fidelity Equity-Income Fund	0.5	1.7
Fidelity Growth Company Fund	2.2	2.7
Fidelity Series 100 Index Fund	1.7	2.1
Fidelity Series All-Sector Equity Fund	2.8	2.9
Fidelity Series Large Cap Value Fund	2.6	3.1
Fidelity Series Small Cap Opportunities Fund	0.4	0.5
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Value Fund	0.3	0.3
	14.1	17.6
Developed International Equity Funds
Fidelity Diversified International Fund	0.9	0.5
Fidelity Japan Fund	0.0*	0.0
Fidelity Overseas Fund	1.0	0.5
Fidelity Series International Growth Fund	1.0	0.2
Fidelity Series International Small Cap Fund	0.2	0.1
Fidelity Series International Value Fund	0.9	0.2
	4.0	1.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	0.7	0.2
High Yield Bond Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity High Income Fund	2.6	2.6
	5.2	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.3	4.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	20.7	22.3
Fidelity Strategic Real Return Fund	4.9	6.7
Fidelity Total Bond Fund	0.0	2.0
	25.6	31.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	19.6	19.6
Fidelity Short-Term Bond Fund	19.7	19.8
	39.3	39.4
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.8%
Domestic Equity Funds	14.1%
Developed International Equity Funds	4.0%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	10.3%
Investment Grade Bond Funds	25.6%
Short-Term Funds	39.3%

Six months ago
Commodity Funds	0.7%
Domestic Equity Funds	17.6%
Developed International Equity Funds	1.5%
Emerging Markets Equity Funds	0.2%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	4.4%
Investment Grade Bond Funds	31.0%
Short-Term Funds	39.4%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom Income Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.9%
	Shares	Value
Commodity Funds - 0.8%
Fidelity Series Commodity Strategy Fund	2,032,787	$ 22,238,686
Domestic Equity Funds - 14.1%
Fidelity Blue Chip Growth Fund	594,457	23,706,942
Fidelity Disciplined Equity Fund	3,318,246	69,085,876
Fidelity Equity-Income Fund	350,578	14,058,180
Fidelity Growth Company Fund	816,989	60,849,342
Fidelity Series 100 Index Fund	5,830,543	46,994,177
Fidelity Series All-Sector Equity Fund	6,491,047	77,178,548
Fidelity Series Large Cap Value Fund	6,530,490	74,186,366
Fidelity Series Small Cap Opportunities Fund (a)	1,355,746	12,405,074
Fidelity Small Cap Growth Fund (a)	572,417	7,733,348
Fidelity Small Cap Value Fund	558,008	7,773,052
TOTAL DOMESTIC EQUITY FUNDS		393,970,905
TOTAL DOMESTIC EQUITY FUNDS (Cost $369,066,973)		416,209,591
International Equity Funds - 4.7%

Developed International Equity Funds - 4.0%
Fidelity Diversified International Fund	929,400	26,357,779
Fidelity Japan Fund	110,754	1,141,869
Fidelity Overseas Fund	876,107	26,388,336
Fidelity Series International Growth Fund	2,570,248	26,653,473
Fidelity Series International Small Cap Fund	474,779	5,217,821
Fidelity Series International Value Fund	2,748,384	26,192,104
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		111,951,382
Emerging Markets Equity Funds - 0.7%
Fidelity Series Emerging Markets Fund	1,038,757	18,759,949
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $121,074,709)		130,711,331
Bond Funds - 41.1%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund	7,955,305	$ 72,234,168
Fidelity High Income Fund	8,182,893	72,336,776
TOTAL HIGH YIELD BOND FUNDS		144,570,944
Inflation-Protected Bond Funds - 10.3%
Fidelity Series Inflation-Protected Bond Index Fund	27,029,544	288,405,238
Investment Grade Bond Funds - 25.6%
Fidelity Series Investment Grade Bond Fund	48,439,809	578,855,718
Fidelity Strategic Real Return Fund	15,170,304	138,504,878
Fidelity Total Bond Fund	2,749	30,464
TOTAL INVESTMENT GRADE BOND FUNDS		717,391,060
TOTAL BOND FUNDS (Cost $1,067,169,072)		1,150,367,242
Short-Term Funds - 39.3%

Fidelity Institutional Money Market Portfolio Institutional Class	549,097,789	549,097,789
Fidelity Short-Term Bond Fund	65,028,456	552,741,872
TOTAL SHORT-TERM FUNDS (Cost $1,115,215,844)		1,101,839,661
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,672,526,598)	2,799,127,825
NET OTHER ASSETS (LIABILITIES) - 0.0%	(37,644)
NET ASSETS - 100%	$ 2,799,090,181
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $77,775,539 of which $8,879,718 and $68,895,821 will expire on March 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $2,672,526,598) - See accompanying schedule		$ 2,799,127,825
Cash		11
Receivable for investments sold		4,630,718
Receivable for fund shares sold		3,781,971
Total assets		2,807,540,525

Liabilities
Payable for investments purchased	$ 3,363,094
Payable for fund shares redeemed	5,087,250
Total liabilities		8,450,344

Net Assets		$ 2,799,090,181
Net Assets consist of:
Paid in capital		$ 2,782,908,484
Undistributed net investment income		5,371,407
Accumulated undistributed net realized gain (loss) on investments		(115,790,937)
Net unrealized appreciation (depreciation) on investments		126,601,227
Net Assets, for 250,814,239 shares outstanding		$ 2,799,090,181
Net Asset Value, offering price and redemption price per share ($2,799,090,181 ÷ 250,814,239 shares)		$ 11.16

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 21,321,455
Interest		3
Total income		21,321,458

Expenses
Independent trustees' compensation	$ 5,171
Total expenses before reductions	5,171
Expense reductions	(5,171)	-
Net investment income (loss)		21,321,458
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,527,019)
Capital gain distributions from underlying funds	347,420
Total net realized gain (loss)		(11,179,599)
Change in net unrealized appreciation (depreciation) on underlying funds		63,643,918
Net gain (loss)		52,464,319
Net increase (decrease) in net assets resulting from operations		$ 73,785,777

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,321,458	$ 64,407,433
Net realized gain (loss)	(11,179,599)	(8,680,699)
Change in net unrealized appreciation (depreciation)	63,643,918	403,672,807
Net increase (decrease) in net assets resulting from operations	73,785,777	459,399,541
Distributions to shareholders from net investment income	(22,470,543)	(63,175,897)
Distributions to shareholders from net realized gain	(2,502,164)	(14,824,837)
Total distributions	(24,972,707)	(78,000,734)
Share transactions Proceeds from sales of shares	559,377,247	968,686,363
Reinvestment of distributions	24,710,650	77,241,763
Cost of shares redeemed	(568,208,714)	(872,834,802)
Net increase (decrease) in net assets resulting from share transactions	15,879,183	173,093,324
Total increase (decrease) in net assets	64,692,253	554,492,131

Net Assets
Beginning of period	2,734,397,928	2,179,905,797
End of period (including undistributed net investment income of $5,371,407 and undistributed net investment income of $6,520,492, respectively)	$ 2,799,090,181	$ 2,734,397,928
Other Information Shares
Sold	51,089,617	92,393,391
Issued in reinvestment of distributions	2,266,605	7,398,045
Redeemed	(51,980,765)	(82,889,945)
Net increase (decrease)	1,375,457	16,901,491

Financial Highlights

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 9.37	$ 11.19	$ 11.66	$ 11.49	$ 11.20
Income from Investment Operations
Net investment income (loss)D	.09	.26	.36	.47	.44	.35
Net realized and unrealized gain (loss)	.21	1.65	(1.66)	(.30)	.29	.28
Total from investment operations	.30	1.91	(1.30)	.17	.73	.63
Distributions from net investment income	(.09)	(.26)	(.37)	(.47)	(.44)	(.31)
Distributions from net realized gain	(.01)	(.06)	(.15)	(.17)	(.12)	(.03)
Total distributions	(.10)	(.32)G	(.52)	(.64)	(.56)	(.34)
Net asset value, end of period	$ 11.16	$ 10.96	$ 9.37	$ 11.19	$ 11.66	$ 11.49
Total ReturnB,C	2.76%	20.60%	(11.97)%	1.41%	6.54%	5.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.56%A	2.54%	3.46%	4.06%	3.81%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,799,090	$ 2,734,398	$ 2,179,906	$ 2,523,176	$ 2,376,277	$ 2,132,031
Portfolio turnover rate	37%A	29%	35%	33%	26%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.32 per share is comprised of distributions from net investment income of $.260 and distributions from net realized gain of $.060 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	2.1	0.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	0.9	1.0
Fidelity Disciplined Equity Fund	2.6	3.4
Fidelity Equity-Income Fund	0.5	1.9
Fidelity Growth Company Fund	2.3	2.9
Fidelity Series 100 Index Fund	1.7	2.3
Fidelity Series All-Sector Equity Fund	2.9	3.1
Fidelity Series Large Cap Value Fund	2.8	3.3
Fidelity Series Small Cap Opportunities Fund	0.5	0.6
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Value Fund	0.3	0.3
	14.8	19.1
Developed International Equity Funds
Fidelity Diversified International Fund	1.0	0.6
Fidelity Europe Fund	0.0*	0.0*
Fidelity Japan Fund	0.0*	0.0*
Fidelity Overseas Fund	1.0	0.6
Fidelity Series International Growth Fund	1.0	0.2
Fidelity Series International Small Cap Fund	0.2	0.1
Fidelity Series International Value Fund	1.0	0.2
	4.2	1.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	0.7	0.2
High Yield Bond Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity High Income Fund	2.6	2.6
	5.2	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.9	4.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	19.3	21.3
Fidelity Strategic Real Return Fund	4.6	6.5
Fidelity Total Bond Fund	0.0	1.9
	23.9	29.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	19.5	19.6
Fidelity Short-Term Bond Fund	19.7	19.6
	39.2	39.2
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.1%
Domestic Equity Funds	14.8%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	23.9%
Short-Term Funds	39.2%

Six months ago
Commodity Funds	0.8%
Domestic Equity Funds	19.1%
Developed International Equity Funds	1.7%
Emerging Markets Equity Funds	0.2%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	4.1%
Investment Grade Bond Funds	29.7%
Short-Term Funds	39.2%

Expected
Commodity Funds	2.2%
Domestic Equity Funds	13.0%
Developed International Equity Funds	4.7%
Emerging Markets Equity Funds	0.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	11.7%
Investment Grade Bond Funds	22.5%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2000 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.9%
	Shares	Value
Commodity Funds - 2.1%
Fidelity Series Commodity Strategy Fund	2,986,741	$ 32,674,944
Domestic Equity Funds - 14.8%
Fidelity Blue Chip Growth Fund	353,448	14,095,499
Fidelity Disciplined Equity Fund	1,974,780	41,114,914
Fidelity Equity-Income Fund	205,947	8,258,472
Fidelity Growth Company Fund	486,100	36,204,757
Fidelity Series 100 Index Fund	3,470,111	27,969,091
Fidelity Series All-Sector Equity Fund	3,865,632	45,962,366
Fidelity Series Large Cap Value Fund	3,888,861	44,177,456
Fidelity Series Small Cap Opportunities Fund (a)	807,606	7,389,598
Fidelity Small Cap Growth Fund (a)	341,123	4,608,569
Fidelity Small Cap Value Fund	332,650	4,633,811
TOTAL DOMESTIC EQUITY FUNDS		234,414,533
TOTAL DOMESTIC EQUITY FUNDS (Cost $238,611,046)		267,089,477
International Equity Funds - 4.9%

Developed International Equity Funds - 4.2%
Fidelity Diversified International Fund	552,987	15,682,700
Fidelity Europe Fund	1,314	38,740
Fidelity Japan Fund	69,739	719,010
Fidelity Overseas Fund	520,854	15,688,135
Fidelity Series International Growth Fund	1,529,332	15,859,168
Fidelity Series International Small Cap Fund	282,454	3,104,171
Fidelity Series International Value Fund	1,635,173	15,583,198
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		66,675,122
Emerging Markets Equity Funds - 0.7%
Fidelity Series Emerging Markets Fund	618,911	11,177,534
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $71,854,728)		77,852,656
Bond Funds - 39.0%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund	4,497,859	$ 40,840,558
Fidelity High Income Fund	4,626,759	40,900,552
TOTAL HIGH YIELD BOND FUNDS		81,741,110
Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund	14,744,199	157,320,608
Investment Grade Bond Funds - 23.9%
Fidelity Series Investment Grade Bond Fund	25,514,058	304,892,992
Fidelity Strategic Real Return Fund	8,040,577	73,410,465
Fidelity Total Bond Fund	1,468	16,264
TOTAL INVESTMENT GRADE BOND FUNDS		378,319,721
TOTAL BOND FUNDS (Cost $572,025,604)		617,381,439
Short-Term Funds - 39.2%

Fidelity Institutional Money Market Portfolio Institutional Class	309,689,436	309,689,436
Fidelity Short-Term Bond Fund	36,674,856	311,736,274
TOTAL SHORT-TERM FUNDS (Cost $630,314,071)		621,425,710
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,512,805,449)	1,583,749,282
NET OTHER ASSETS (LIABILITIES) - 0.0%	(17,408)
NET ASSETS - 100%	$ 1,583,731,874
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $54,246,502 of which $7,629,953 and $46,616,549 will expire on March 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $19,079,223 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,512,805,449) - See accompanying schedule		$ 1,583,749,282
Receivable for investments sold		2,981,244
Receivable for fund shares sold		1,672,512
Total assets		1,588,403,038

Liabilities
Payable for investments purchased	$ 1,775,063
Payable for fund shares redeemed	2,896,101
Total liabilities		4,671,164

Net Assets		$ 1,583,731,874
Net Assets consist of:
Paid in capital		$ 1,586,101,446
Undistributed net investment income		11,610,702
Accumulated undistributed net realized gain (loss) on investments		(84,924,107)
Net unrealized appreciation (depreciation) on investments		70,943,833
Net Assets, for 133,677,851 shares outstanding		$ 1,583,731,874
Net Asset Value, offering price and redemption price per share ($1,583,731,874 ÷ 133,677,851 shares)		$ 11.85

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 12,090,929

Expenses
Independent trustees' compensation	$ 3,066
Total expenses before reductions	3,066
Expense reductions	(3,066)	-
Net investment income (loss)		12,090,929
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,240,677)
Capital gain distributions from underlying funds	450,223
Total net realized gain (loss)		(6,790,454)
Change in net unrealized appreciation (depreciation) on underlying funds		36,726,386
Net gain (loss)		29,935,932
Net increase (decrease) in net assets resulting from operations		$ 42,026,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,090,929	$ 40,393,571
Net realized gain (loss)	(6,790,454)	(15,943,454)
Change in net unrealized appreciation (depreciation)	36,726,386	285,167,878
Net increase (decrease) in net assets resulting from operations	42,026,861	309,617,995
Distributions to shareholders from net investment income	(6,917,715)	(42,261,213)
Distributions to shareholders from net realized gain	(2,767,159)	(8,723,849)
Total distributions	(9,684,874)	(50,985,062)
Share transactions Proceeds from sales of shares	228,792,093	455,202,594
Reinvestment of distributions	9,630,753	50,682,616
Cost of shares redeemed	(395,851,213)	(499,244,047)
Net increase (decrease) in net assets resulting from share transactions	(157,428,367)	6,641,163
Total increase (decrease) in net assets	(125,086,380)	265,274,096

Net Assets
Beginning of period	1,708,818,254	1,443,544,158
End of period (including undistributed net investment income of $11,610,702 and undistributed net investment income of $6,437,488, respectively)	$ 1,583,731,874	$ 1,708,818,254
Other Information Shares
Sold	19,732,544	41,095,009
Issued in reinvestment of distributions	840,379	4,538,435
Redeemed	(34,113,363)	(44,829,633)
Net increase (decrease)	(13,540,440)	803,811

Financial Highlights

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 9.86	$ 12.08	$ 12.66	$ 12.41	$ 12.00
Income from Investment Operations
Net investment income (loss)D	.09	.27	.37	.48	.44	.36
Net realized and unrealized gain (loss)	.22	1.83	(1.97)	(.31)	.38	.40
Total from investment operations	.31	2.10	(1.60)	.17	.82	.76
Distributions from net investment income	(.05)	(.29)	(.41)	(.48)	(.43)	(.33)
Distributions from net realized gain	(.02)	(.06)	(.21)	(.27)	(.14)	(.02)
Total distributions	(.07)	(.35)G	(.62)	(.75)	(.57)	(.35)
Net asset value, end of period	$ 11.85	$ 11.61	$ 9.86	$ 12.08	$ 12.66	$ 12.41
Total ReturnB,C	2.69%	21.46%	(13.60)%	1.23%	6.72%	6.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.52%A	2.47%	3.33%	3.80%	3.54%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,583,732	$ 1,708,818	$ 1,443,544	$ 1,780,803	$ 1,694,377	$ 1,601,127
Portfolio turnover rate	32%A	31%	33%	36%	34%	20%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.35 per share is comprised of distributions from net investment income of $.290 and distributions from net realized gain of $.060 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.1	1.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.7	1.8
Fidelity Disciplined Equity Fund	5.0	6.1
Fidelity Equity-Income Fund	0.9	3.4
Fidelity Growth Company Fund	4.4	5.2
Fidelity Series 100 Index Fund	3.4	4.1
Fidelity Series All-Sector Equity Fund	5.6	5.5
Fidelity Series Large Cap Value Fund	5.4	5.9
Fidelity Series Small Cap Opportunities Fund	0.9	1.0
Fidelity Small Cap Growth Fund	0.5	0.6
Fidelity Small Cap Value Fund	0.6	0.6
	28.4	34.2
Developed International Equity Funds
Fidelity Diversified International Fund	2.2	2.9
Fidelity Europe Fund	0.4	1.1
Fidelity Japan Fund	0.2	0.4
Fidelity Overseas Fund	2.2	2.7
Fidelity Series International Growth Fund	2.2	0.4
Fidelity Series International Small Cap Fund	0.4	0.1
Fidelity Series International Value Fund	2.2	0.4
	9.8	8.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.6	0.9
Fidelity Southeast Asia Fund	0.0	0.1
	1.6	1.0
High Yield Bond Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity High Income Fund	2.6	2.5
	5.1	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.7	3.6
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.9	20.4
Fidelity Strategic Real Return Fund	4.3	6.3
Fidelity Total Bond Fund	0.0*	1.8
	22.2	28.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.0	9.0
Fidelity Short-Term Bond Fund	10.1	9.0
	20.1	18.0
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.1%
Domestic Equity Funds	28.4%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.7%
Investment Grade Bond Funds	22.2%
Short-Term Funds	20.1%

Six months ago
Commodity Funds	1.6%
Domestic Equity Funds	34.2%
Developed International Equity Funds	8.0%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	3.6%
Investment Grade Bond Funds	28.5%
Short-Term Funds	18.0%

Expected
Commodity Funds	4.5%
Domestic Equity Funds	25.7%
Developed International Equity Funds	9.4%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.0%
Investment Grade Bond Funds	20.9%
Short-Term Funds	22.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2005 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.5%
	Shares	Value
Commodity Funds - 4.1%
Fidelity Series Commodity Strategy Fund	3,507,265	$ 38,369,476
Domestic Equity Funds - 28.4%
Fidelity Blue Chip Growth Fund	395,399	15,768,503
Fidelity Disciplined Equity Fund	2,213,928	46,093,980
Fidelity Equity-Income Fund	201,702	8,088,247
Fidelity Growth Company Fund	543,744	40,498,054
Fidelity Series 100 Index Fund	3,888,015	31,337,401
Fidelity Series All-Sector Equity Fund	4,370,864	51,969,571
Fidelity Series Large Cap Value Fund	4,385,664	49,821,142
Fidelity Series Small Cap Opportunities Fund (a)	910,554	8,331,568
Fidelity Small Cap Growth Fund (a)	385,621	5,209,738
Fidelity Small Cap Value Fund	376,075	5,238,731
TOTAL DOMESTIC EQUITY FUNDS		262,356,935
TOTAL DOMESTIC EQUITY FUNDS (Cost $317,230,081)		300,726,411
International Equity Funds - 11.4%

Developed International Equity Funds - 9.8%
Fidelity Diversified International Fund	707,694	20,070,213
Fidelity Europe Fund	146,210	4,311,745
Fidelity Japan Fund	151,545	1,562,433
Fidelity Overseas Fund	665,652	20,049,428
Fidelity Series International Growth Fund	1,985,675	20,591,449
Fidelity Series International Small Cap Fund	360,026	3,956,691
Fidelity Series International Value Fund	2,122,159	20,224,178
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		90,766,137
Emerging Markets Equity Funds - 1.6%
Fidelity Series Emerging Markets Fund	802,123	14,486,336
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $114,141,644)		105,252,473
Bond Funds - 36.0%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Capital & Income Fund	2,593,662	$ 23,550,451
Fidelity High Income Fund	2,669,534	23,598,681
TOTAL HIGH YIELD BOND FUNDS		47,149,132
Inflation-Protected Bond Funds - 8.7%
Fidelity Series Inflation-Protected Bond Index Fund	7,512,021	80,153,260
Investment Grade Bond Funds - 22.2%
Fidelity Series Investment Grade Bond Fund	13,848,615	165,490,952
Fidelity Strategic Real Return Fund	4,392,838	40,106,616
Fidelity Total Bond Fund	809	8,962
TOTAL INVESTMENT GRADE BOND FUNDS		205,606,530
TOTAL BOND FUNDS (Cost $321,984,288)		332,908,922
Short-Term Funds - 20.1%

Fidelity Institutional Money Market Portfolio Institutional Class	92,747,462	92,747,462
Fidelity Short-Term Bond Fund	10,983,872	93,362,908
TOTAL SHORT-TERM FUNDS (Cost $187,389,219)		186,110,370
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $940,745,232)	924,998,176
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9,013)
NET ASSETS - 100%	$ 924,989,163
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $62,884,681 of which $15,520,321 and $47,364,360 will expire on March 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $940,745,232) - See accompanying schedule		$ 924,998,176
Receivable for investments sold		9,765,798
Receivable for fund shares sold		1,317,109
Total assets		936,081,083

Liabilities
Payable for investments purchased	$ 946,583
Payable for fund shares redeemed	10,145,337
Total liabilities		11,091,920

Net Assets		$ 924,989,163
Net Assets consist of:
Paid in capital		$ 1,009,314,667
Undistributed net investment income		5,918,276
Accumulated undistributed net realized gain (loss) on investments		(74,496,724)
Net unrealized appreciation (depreciation) on investments		(15,747,056)
Net Assets, for 88,272,954 shares outstanding		$ 924,989,163
Net Asset Value, offering price and redemption price per share ($924,989,163 ÷ 88,272,954 shares)		$ 10.48

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,110,762

Expenses
Independent trustees' compensation	$ 1,848
Total expenses before reductions	1,848
Expense reductions	(1,848)	-
Net investment income (loss)		6,110,762
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,002,497)
Capital gain distributions from underlying funds	530,196
Total net realized gain (loss)		(3,472,301)
Change in net unrealized appreciation (depreciation) on underlying funds		15,612,326
Net gain (loss)		12,140,025
Net increase (decrease) in net assets resulting from operations		$ 18,250,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,110,762	$ 22,561,635
Net realized gain (loss)	(3,472,301)	1,289,925
Change in net unrealized appreciation (depreciation)	15,612,326	232,793,552
Net increase (decrease) in net assets resulting from operations	18,250,787	256,645,112
Distributions to shareholders from net investment income	(3,870,480)	(22,987,842)
Distributions to shareholders from net realized gain	(2,419,045)	(7,836,515)
Total distributions	(6,289,525)	(30,824,357)
Share transactions Proceeds from sales of shares	136,123,565	303,175,884
Reinvestment of distributions	6,264,344	30,691,240
Cost of shares redeemed	(243,283,605)	(316,406,592)
Net increase (decrease) in net assets resulting from share transactions	(100,895,696)	17,460,532
Total increase (decrease) in net assets	(88,934,434)	243,281,287

Net Assets
Beginning of period	1,013,923,597	770,642,310
End of period (including undistributed net investment income of $5,918,276 and undistributed net investment income of $3,677,994, respectively)	$ 924,989,163	$ 1,013,923,597
Other Information Shares
Sold	13,358,328	31,547,176
Issued in reinvestment of distributions	625,184	3,127,790
Redeemed	(23,953,683)	(32,508,477)
Net increase (decrease)	(9,970,171)	2,166,489

Financial Highlights

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 8.02	$ 11.19	$ 11.84	$ 11.44	$ 10.67
Income from Investment Operations
Net investment income (loss)D	.07	.23	.29	.35	.31	.28
Net realized and unrealized gain (loss)	.16	2.39	(2.88)	(.34)	.62	.78
Total from investment operations	.23	2.62	(2.59)	.01	.93	1.06
Distributions from net investment income	(.04)	(.24)	(.32)	(.32)	(.29)	(.21)
Distributions from net realized gain	(.03)	(.08)	(.26)	(.34)	(.24)	(.08)
Total distributions	(.07)	(.32)G	(.58)	(.66)	(.53)	(.29)
Net asset value, end of period	$ 10.48	$ 10.32	$ 8.02	$ 11.19	$ 11.84	$ 11.44
Total ReturnB,C	2.21%	32.83%	(23.91)%	(.17)%	8.27%	1.005%
Ratios to Average Net AssetsE,F
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.28%A	2.37%	3.03%	2.94%	2.70%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 924,989	$ 1,013,924	$ 770,642	$ 1,051,703	$ 867,318	$ 530,216
Portfolio turnover rate	37%A	34%	43%	31%	12%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.080 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.7	1.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.0	1.9
Fidelity Disciplined Equity Fund	5.7	6.7
Fidelity Equity-Income Fund	1.1	3.7
Fidelity Growth Company Fund	5.0	5.6
Fidelity Series 100 Index Fund	3.9	4.5
Fidelity Series All-Sector Equity Fund	6.4	6.0
Fidelity Series Large Cap Value Fund	6.2	6.4
Fidelity Series Small Cap Opportunities Fund	1.0	1.1
Fidelity Small Cap Growth Fund	0.6	0.7
Fidelity Small Cap Value Fund	0.6	0.6
	32.5	37.2
Developed International Equity Funds
Fidelity Diversified International Fund	2.6	3.5
Fidelity Europe Fund	0.6	1.4
Fidelity Japan Fund	0.2	0.5
Fidelity Overseas Fund	2.7	3.4
Fidelity Series International Growth Fund	2.6	0.5
Fidelity Series International Small Cap Fund	0.5	0.1
Fidelity Series International Value Fund	2.6	0.5
	11.8	9.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.8	1.0
Fidelity Southeast Asia Fund	0.0	0.2
	1.8	1.2
High Yield Bond Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity High Income Fund	2.6	2.6
	5.1	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.8	3.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	20.3	22.4
Fidelity Strategic Real Return Fund	4.9	6.7
Fidelity Total Bond Fund	0.0*	2.1
	25.2	31.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.0	5.0
Fidelity Short-Term Bond Fund	5.1	5.0
	10.1	10.0
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.7%
Domestic Equity Funds	32.5%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	25.2%
Short-Term Funds	10.1%

Six months ago
Commodity Funds	1.9%
Domestic Equity Funds	37.2%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	3.4%
Investment Grade Bond Funds	31.2%
Short-Term Funds	10.0%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	30.8%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	24.2%
Short-Term Funds	10.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2010 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Commodity Funds - 4.7%
Fidelity Series Commodity Strategy Fund	42,659,266	$ 466,692,366
Domestic Equity Funds - 32.5%
Fidelity Blue Chip Growth Fund	4,897,740	195,321,885
Fidelity Disciplined Equity Fund	27,347,603	569,377,104
Fidelity Equity-Income Fund	2,701,736	108,339,626
Fidelity Growth Company Fund	6,726,455	500,986,339
Fidelity Series 100 Index Fund	48,046,339	387,253,492
Fidelity Series All-Sector Equity Fund	53,727,937	638,825,172
Fidelity Series Large Cap Value Fund	53,989,557	613,321,373
Fidelity Series Small Cap Opportunities Fund (a)	11,219,649	102,659,787
Fidelity Small Cap Growth Fund (a)	4,740,995	64,050,837
Fidelity Small Cap Value Fund	4,623,619	64,407,011
TOTAL DOMESTIC EQUITY FUNDS		3,244,542,626
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,782,399,473)		3,711,234,992
International Equity Funds - 13.6%

Developed International Equity Funds - 11.8%
Fidelity Diversified International Fund	9,253,651	262,433,556
Fidelity Europe Fund	2,098,206	61,876,099
Fidelity Japan Fund	2,010,720	20,730,526
Fidelity Overseas Fund	8,729,178	262,922,844
Fidelity Series International Growth Fund	25,004,942	259,301,250
Fidelity Series International Small Cap Fund	4,519,086	49,664,759
Fidelity Series International Value Fund	26,714,676	254,590,862
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,171,519,896
Emerging Markets Equity Funds - 1.8%
Fidelity Series Emerging Markets Fund	10,134,935	183,036,928
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,405,646,127)		1,354,556,824
Bond Funds - 39.1%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Capital & Income Fund	27,912,958	$ 253,449,656
Fidelity High Income Fund	28,679,149	253,523,679
TOTAL HIGH YIELD BOND FUNDS		506,973,335
Inflation-Protected Bond Funds - 8.8%
Fidelity Series Inflation-Protected Bond Index Fund	82,129,260	876,319,200
Investment Grade Bond Funds - 25.2%
Fidelity Series Investment Grade Bond Fund	169,112,972	2,020,900,012
Fidelity Strategic Real Return Fund	54,213,740	494,971,442
Fidelity Total Bond Fund	9,940	110,134
TOTAL INVESTMENT GRADE BOND FUNDS		2,515,981,588
TOTAL BOND FUNDS (Cost $3,745,804,911)		3,899,274,123
Short-Term Funds - 10.1%

Fidelity Institutional Money Market Portfolio Institutional Class	502,166,355	502,166,355
Fidelity Short-Term Bond Fund	59,489,161	505,657,867
TOTAL SHORT-TERM FUNDS (Cost $1,025,233,990)		1,007,824,222
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,959,084,501)	9,972,890,161
NET OTHER ASSETS (LIABILITIES) - 0.0%	(140,548)
NET ASSETS - 100%	$ 9,972,749,613
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $810,927,279 of which $133,502,896 and $677,424,383 will expire on March 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $9,959,084,501) - See accompanying schedule		$ 9,972,890,161
Cash		8
Receivable for investments sold		39,972,829
Receivable for fund shares sold		6,732,684
Other receivables		36,308
Total assets		10,019,631,990

Liabilities
Payable for investments purchased	$ 11,447,094
Payable for fund shares redeemed	35,398,975
Other payables and accrued expenses	36,308
Total liabilities		46,882,377

Net Assets		$ 9,972,749,613
Net Assets consist of:
Paid in capital		$ 10,784,615,839
Undistributed net investment income		63,116,437
Accumulated undistributed net realized gain (loss) on investments		(888,788,323)
Net unrealized appreciation (depreciation) on investments		13,805,660
Net Assets, for 761,468,492 shares outstanding		$ 9,972,749,613
Net Asset Value, offering price and redemption price per share ($9,972,749,613 ÷ 761,468,492 shares)		$ 13.10

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 64,544,733

Expenses
Independent trustees' compensation	$ 19,941
Total expenses before reductions	19,941
Expense reductions	(19,941)	-
Net investment income (loss)		64,544,733
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	19,420,014
Capital gain distributions from underlying funds	6,446,520
Total net realized gain (loss)		25,866,534
Change in net unrealized appreciation (depreciation) on underlying funds		107,630,580
Net gain (loss)		133,497,114
Net increase (decrease) in net assets resulting from operations		$ 198,041,847

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,544,733	$ 258,956,797
Net realized gain (loss)	25,866,534	10,900,289
Change in net unrealized appreciation (depreciation)	107,630,580	2,854,058,038
Net increase (decrease) in net assets resulting from operations	198,041,847	3,123,915,124
Distributions to shareholders from net investment income	(41,845,595)	(269,625,081)
Distributions to shareholders from net realized gain	(25,107,345)	(92,210,865)
Total distributions	(66,952,940)	(361,835,946)
Share transactions Proceeds from sales of shares	920,502,237	2,174,611,735
Reinvestment of distributions	66,644,935	360,201,134
Cost of shares redeemed	(2,233,714,481)	(3,339,360,670)
Net increase (decrease) in net assets resulting from share transactions	(1,246,567,309)	(804,547,801)
Total increase (decrease) in net assets	(1,115,478,402)	1,957,531,377

Net Assets
Beginning of period	11,088,228,015	9,130,696,638
End of period (including undistributed net investment income of $63,116,437 and undistributed net investment income of $40,417,299, respectively)	$ 9,972,749,613	$ 11,088,228,015
Other Information Shares
Sold	72,454,390	182,073,341
Issued in reinvestment of distributions	5,348,711	29,453,525
Redeemed	(176,542,196)	(276,183,780)
Net increase (decrease)	(98,739,095)	(64,656,914)

Financial Highlights

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.89	$ 9.87	$ 14.07	$ 14.89	$ 14.48	$ 13.45
Income from Investment Operations
Net investment income (loss)D	.08	.29	.37	.43	.39	.35
Net realized and unrealized gain (loss)	.21	3.14	(3.77)	(.37)	.77	1.05
Total from investment operations	.29	3.43	(3.40)	.06	1.16	1.40
Distributions from net investment income	(.05)	(.31)	(.40)	(.41)	(.38)	(.30)
Distributions from net realized gain	(.03)	(.11)	(.40)	(.47)	(.37)	(.07)
Total distributions	(.08)	(.41)G	(.80)	(.88)	(.75)	(.37)
Net asset value, end of period	$ 13.10	$ 12.89	$ 9.87	$ 14.07	$ 14.89	$ 14.48
Total ReturnB,C	2.28%	34.99%	(25.06)%	.14%	8.17%	10.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.26%A	2.40%	3.03%	2.86%	2.67%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,972,750	$ 11,088,228	$ 9,130,697	$ 13,903,554	$ 13,102,900	$ 10,689,271
Portfolio turnover rate	33%A	25%	39%	34%	12%	8%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.41 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.8	2.1
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.0	1.9
Fidelity Disciplined Equity Fund	5.9	6.9
Fidelity Equity-Income Fund	1.1	3.8
Fidelity Growth Company Fund	5.1	5.8
Fidelity Series 100 Index Fund	4.0	4.6
Fidelity Series All-Sector Equity Fund	6.6	6.2
Fidelity Series Large Cap Value Fund	6.3	6.7
Fidelity Series Small Cap Opportunities Fund	1.0	1.1
Fidelity Small Cap Growth Fund	0.7	0.7
Fidelity Small Cap Value Fund	0.7	0.7
	33.4	38.4
Developed International Equity Funds
Fidelity Diversified International Fund	2.7	3.7
Fidelity Europe Fund	0.6	1.4
Fidelity Japan Fund	0.2	0.5
Fidelity Overseas Fund	2.7	3.5
Fidelity Series International Growth Fund	2.7	0.6
Fidelity Series International Small Cap Fund	0.5	0.1
Fidelity Series International Value Fund	2.7	0.6
	12.1	10.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.9	1.1
Fidelity Southeast Asia Fund	0.0	0.2
	1.9	1.3
High Yield Bond Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity High Income Fund	2.6	2.7
	5.2	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.2	3.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	20.5	21.8
Fidelity Strategic Real Return Fund	4.9	6.2
Fidelity Total Bond Fund	0.0*	2.1
	25.4	30.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.5	4.4
Fidelity Short-Term Bond Fund	4.5	4.4
	9.0	8.8
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.8%
Domestic Equity Funds	33.4%
Developed International Equity Funds	12.1%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	25.4%
Short-Term Funds	9.0%

Six months ago
Commodity Funds	2.1%
Domestic Equity Funds	38.4%
Developed International Equity Funds	10.4%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	3.5%
Investment Grade Bond Funds	30.1%
Short-Term Funds	8.8%

Expected
Commodity Funds	5.6%
Domestic Equity Funds	31.6%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	24.7%
Short-Term Funds	9.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2015 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.2%
	Shares	Value
Commodity Funds - 4.8%
Fidelity Series Commodity Strategy Fund	37,668,713	$ 412,095,716
Domestic Equity Funds - 33.4%
Fidelity Blue Chip Growth Fund	4,306,435	171,740,620
Fidelity Disciplined Equity Fund	24,075,371	501,249,229
Fidelity Equity-Income Fund	2,319,284	93,003,273
Fidelity Growth Company Fund	5,915,373	440,576,991
Fidelity Series 100 Index Fund	42,276,140	340,745,688
Fidelity Series All-Sector Equity Fund	47,349,402	562,984,393
Fidelity Series Large Cap Value Fund	47,568,949	540,383,255
Fidelity Series Small Cap Opportunities Fund (a)	9,874,856	90,354,933
Fidelity Small Cap Growth Fund (a)	4,175,964	56,417,277
Fidelity Small Cap Value Fund	4,071,791	56,720,052
TOTAL DOMESTIC EQUITY FUNDS		2,854,175,711
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,104,572,869)		3,266,271,427
International Equity Funds - 14.0%

Developed International Equity Funds - 12.1%
Fidelity Diversified International Fund	8,163,921	231,528,803
Fidelity Europe Fund	1,702,197	50,197,795
Fidelity Japan Fund	1,714,223	17,673,636
Fidelity Overseas Fund	7,691,766	231,675,980
Fidelity Series International Growth Fund	22,126,852	229,455,457
Fidelity Series International Small Cap Fund	4,009,388	44,063,173
Fidelity Series International Value Fund	23,641,892	225,307,232
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,029,902,076
Emerging Markets Equity Funds - 1.9%
Fidelity Series Emerging Markets Fund	8,949,843	161,634,170
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,138,274,470)		1,191,536,246
Bond Funds - 38.8%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund	24,371,068	$ 221,289,299
Fidelity High Income Fund	25,028,517	221,252,092
TOTAL HIGH YIELD BOND FUNDS		442,541,391
Inflation-Protected Bond Funds - 8.2%
Fidelity Series Inflation-Protected Bond Index Fund	65,459,584	698,453,762
Investment Grade Bond Funds - 25.4%
Fidelity Series Investment Grade Bond Fund	146,397,989	1,749,455,974
Fidelity Strategic Real Return Fund	46,326,543	422,961,336
Fidelity Total Bond Fund	8,787	97,355
TOTAL INVESTMENT GRADE BOND FUNDS		2,172,514,665
TOTAL BOND FUNDS (Cost $3,070,469,701)		3,313,509,818
Short-Term Funds - 9.0%

Fidelity Institutional Money Market Portfolio Institutional Class	382,841,813	382,841,813
Fidelity Short-Term Bond Fund	45,357,614	385,539,717
TOTAL SHORT-TERM FUNDS (Cost $767,614,666)		768,381,530
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,080,931,706)	8,539,699,021
NET OTHER ASSETS (LIABILITIES) - 0.0%	(100,109)
NET ASSETS - 100%	$ 8,539,598,912
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $448,557,563 of which $98,777,053 and $349,780,510 will expire on March 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $216,116,008 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $8,080,931,706) - See accompanying schedule		$ 8,539,699,021
Receivable for investments sold		57,691,373
Receivable for fund shares sold		10,465,674
Total assets		8,607,856,068

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	10,258,721
Payable for fund shares redeemed	57,998,434
Total liabilities		68,257,156

Net Assets		$ 8,539,598,912
Net Assets consist of:
Paid in capital		$ 8,994,475,473
Undistributed net investment income		51,393,349
Accumulated undistributed net realized gain (loss) on investments		(965,037,225)
Net unrealized appreciation (depreciation) on investments		458,767,315
Net Assets, for 782,595,765 shares outstanding		$ 8,539,598,912
Net Asset Value, offering price and redemption price per share ($8,539,598,912 ÷ 782,595,765 shares)		$ 10.91

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 53,319,841

Expenses
Independent trustees' compensation	$ 16,329
Total expenses before reductions	16,329
Expense reductions	(16,329)	-
Net investment income (loss)		53,319,841
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(262,955,663)
Capital gain distributions from underlying funds	5,650,377
Total net realized gain (loss)		(257,305,286)
Change in net unrealized appreciation (depreciation) on underlying funds		371,698,999
Net gain (loss)		114,393,713
Net increase (decrease) in net assets resulting from operations		$ 167,713,554

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,319,841	$ 189,068,555
Net realized gain (loss)	(257,305,286)	(252,083,509)
Change in net unrealized appreciation (depreciation)	371,698,999	2,373,045,954
Net increase (decrease) in net assets resulting from operations	167,713,554	2,310,031,000
Distributions to shareholders from net investment income	(33,115,595)	(186,347,613)
Distributions to shareholders from net realized gain	(20,697,261)	(72,444,592)
Total distributions	(53,812,856)	(258,792,205)
Share transactions Proceeds from sales of shares	1,325,555,605	2,794,438,936
Reinvestment of distributions	53,693,317	258,226,466
Cost of shares redeemed	(1,802,069,713)	(2,344,790,821)
Net increase (decrease) in net assets resulting from share transactions	(422,820,791)	707,874,581
Total increase (decrease) in net assets	(308,920,093)	2,759,113,376

Net Assets
Beginning of period	8,848,519,005	6,089,405,629
End of period (including undistributed net investment income of $51,393,349 and undistributed net investment income of $31,189,103, respectively)	$ 8,539,598,912	$ 8,848,519,005
Other Information Shares
Sold	125,250,106	280,942,107
Issued in reinvestment of distributions	5,177,755	25,204,965
Redeemed	(171,491,494)	(231,218,469)
Net increase (decrease)	(41,063,633)	74,928,603

Financial Highlights

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 8.13	$ 11.73	$ 12.45	$ 11.98	$ 10.87
Income from Investment Operations
Net investment income (loss)D	.07	.24	.29	.34	.29	.25
Net realized and unrealized gain (loss)	.17	2.70	(3.29)	(.38)	.72	1.13
Total from investment operations	.24	2.94	(3.00)	(.04)	1.01	1.38
Distributions from net investment income	(.04)	(.24)	(.30)	(.30)	(.23)	(.19)
Distributions from net realized gain	(.03)	(.09)	(.30)	(.38)	(.31)	(.08)
Total distributions	(.07)	(.33)G	(.60)	(.68)	(.54)	(.27)
Net asset value, end of period	$ 10.91	$ 10.74	$ 8.13	$ 11.73	$ 12.45	$ 11.98
Total ReturnB,C	2.22%	36.33%	(26.45)%	(.62)%	8.58%	12.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.25%A	2.38%	2.97%	2.68%	2.37%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,539,599	$ 8,848,519	$ 6,089,406	$ 7,116,671	$ 5,098,514	$ 2,677,779
Portfolio turnover rate	41%A	30%	36%	24%	4%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.33 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.091 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.6	2.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.4	2.4
Fidelity Disciplined Equity Fund	7.0	8.3
Fidelity Equity-Income Fund	1.2	4.6
Fidelity Growth Company Fund	6.1	7.1
Fidelity Series 100 Index Fund	4.7	5.6
Fidelity Series All-Sector Equity Fund	7.9	7.5
Fidelity Series Large Cap Value Fund	7.5	8.1
Fidelity Series Small Cap Opportunities Fund	1.3	1.4
Fidelity Small Cap Growth Fund	0.8	0.8
Fidelity Small Cap Value Fund	0.8	0.8
	39.7	46.6
Developed International Equity Funds
Fidelity Diversified International Fund	3.3	4.4
Fidelity Europe Fund	0.8	1.7
Fidelity Japan Fund	0.3	0.6
Fidelity Overseas Fund	3.3	4.2
Fidelity Series International Growth Fund	3.2	0.8
Fidelity Series International Small Cap Fund	0.6	0.2
Fidelity Series International Value Fund	3.2	0.7
	14.7	12.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.3	1.3
Fidelity Southeast Asia Fund	0.0	0.2
	2.3	1.5
High Yield Bond Funds
Fidelity Capital & Income Fund	3.5	3.8
Fidelity High Income Fund	3.4	3.6
	6.9	7.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	5.9	2.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.6	17.6
Fidelity Strategic Real Return Fund	4.2	5.0
Fidelity Total Bond Fund	0.0*	1.8
	21.8	24.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.5	1.2
Fidelity Short-Term Bond Fund	1.6	1.3
	3.1	2.5
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.6%
Domestic Equity Funds	39.7%
Developed International Equity Funds	14.7%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	5.9%
Investment Grade Bond Funds	21.8%
Short-Term Funds	3.1%

Six months ago
Commodity Funds	2.5%
Domestic Equity Funds	46.6%
Developed International Equity Funds	12.6%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	2.5%
Investment Grade Bond Funds	24.4%
Short-Term Funds	2.5%

Expected
Commodity Funds	6.6%
Domestic Equity Funds	37.2%
Developed International Equity Funds	13.6%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	6.5%
Inflation-Protected Bond Funds	7.7%
Investment Grade Bond Funds	22.0%
Short-Term Funds	4.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2020 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.3%
	Shares	Value
Commodity Funds - 5.6%
Fidelity Series Commodity Strategy Fund	98,266,014	$ 1,075,030,191
Domestic Equity Funds - 39.7%
Fidelity Blue Chip Growth Fund	11,553,214	460,742,168
Fidelity Disciplined Equity Fund	64,436,211	1,341,561,908
Fidelity Equity-Income Fund	5,984,926	239,995,545
Fidelity Growth Company Fund	15,813,426	1,177,783,953
Fidelity Series 100 Index Fund	113,072,177	911,361,743
Fidelity Series All-Sector Equity Fund	126,985,473	1,509,857,277
Fidelity Series Large Cap Value Fund	127,461,174	1,447,958,934
Fidelity Series Small Cap Opportunities Fund (a)	26,441,060	241,935,696
Fidelity Small Cap Growth Fund (a)	11,171,532	150,927,396
Fidelity Small Cap Value Fund	10,896,361	151,786,304
TOTAL DOMESTIC EQUITY FUNDS		7,633,910,924
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,084,775,393)		8,708,941,115
International Equity Funds - 17.0%

Developed International Equity Funds - 14.7%
Fidelity Diversified International Fund	22,272,324	631,643,115
Fidelity Europe Fund	4,882,193	143,975,870
Fidelity Japan Fund	6,235,431	64,287,294
Fidelity Overseas Fund	21,116,433	636,026,953
Fidelity Series International Growth Fund	59,897,063	621,132,541
Fidelity Series International Small Cap Fund	10,905,092	119,846,966
Fidelity Series International Value Fund	64,071,781	610,604,075
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,827,516,814
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund	24,033,953	434,053,182
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,928,798,507)		3,261,569,996
Bond Funds - 34.6%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Capital & Income Fund	73,115,997	$ 663,893,253
Fidelity High Income Fund	74,921,775	662,308,492
TOTAL HIGH YIELD BOND FUNDS		1,326,201,745
Inflation-Protected Bond Funds - 5.9%
Fidelity Series Inflation-Protected Bond Index Fund	106,402,827	1,135,318,165
Investment Grade Bond Funds - 21.8%
Fidelity Series Investment Grade Bond Fund	282,502,056	3,375,899,572
Fidelity Strategic Real Return Fund	89,460,433	816,773,756
Fidelity Total Bond Fund	17,260	191,241
TOTAL INVESTMENT GRADE BOND FUNDS		4,192,864,569
TOTAL BOND FUNDS (Cost $6,168,706,860)		6,654,384,479
Short-Term Funds - 3.1%

Fidelity Institutional Money Market Portfolio Institutional Class	298,201,683	298,201,683
Fidelity Short-Term Bond Fund	35,345,137	300,433,661
TOTAL SHORT-TERM FUNDS (Cost $593,536,451)		598,635,344
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $17,775,817,211)	19,223,530,934
NET OTHER ASSETS (LIABILITIES) - 0.0%	(193,511)
NET ASSETS - 100%	$ 19,223,337,423
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $1,397,297,546 of which $233,519,669 and $1,163,777,877 will expire on March 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $558,714,949 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $17,775,817,211) - See accompanying schedule		$ 19,223,530,934
Cash		11
Receivable for investments sold		92,055,826
Receivable for fund shares sold		19,404,428
Other receivables		57,862
Total assets		19,335,049,061

Liabilities
Payable for investments purchased	$ 19,774,646
Payable for fund shares redeemed	91,879,130
Other payables and accrued expenses	57,862
Total liabilities		111,711,638

Net Assets		$ 19,223,337,423
Net Assets consist of:
Paid in capital		$ 20,367,715,751
Undistributed net investment income		107,838,034
Accumulated undistributed net realized gain (loss) on investments		(2,699,930,085)
Net unrealized appreciation (depreciation) on investments		1,447,713,723
Net Assets, for 1,464,871,012 shares outstanding		$ 19,223,337,423
Net Asset Value, offering price and redemption price per share ($19,223,337,423 ÷ 1,464,871,012 shares)		$ 13.12

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 114,116,951

Expenses
Independent trustees' compensation	$ 37,227
Total expenses before reductions	37,227
Expense reductions	(37,227)	-
Net investment income (loss)		114,116,951
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(643,102,206)
Capital gain distributions from underlying funds	14,664,867
Total net realized gain (loss)		(628,437,339)
Change in net unrealized appreciation (depreciation) on underlying funds		795,159,749
Net gain (loss)		166,722,410
Net increase (decrease) in net assets resulting from operations		$ 280,839,361
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 114,116,951	$ 430,982,832
Net realized gain (loss)	(628,437,339)	(861,069,719)
Change in net unrealized appreciation (depreciation)	795,159,749	6,624,475,024
Net increase (decrease) in net assets resulting from operations	280,839,361	6,194,388,137
Distributions to shareholders from net investment income	(62,434,867)	(444,938,539)
Distributions to shareholders from net realized gain	(70,239,613)	(164,228,908)
Total distributions	(132,674,480)	(609,167,447)
Share transactions Proceeds from sales of shares	2,193,488,006	5,028,232,698
Reinvestment of distributions	132,404,757	607,974,246
Cost of shares redeemed	(3,813,760,187)	(4,975,083,602)
Net increase (decrease) in net assets resulting from share transactions	(1,487,867,424)	661,123,342
Total increase (decrease) in net assets	(1,339,702,543)	6,246,344,032

Net Assets
Beginning of period	20,563,039,966	14,316,695,934
End of period (including undistributed net investment income of $107,838,034 and undistributed net investment income of $56,155,950, respectively)	$ 19,223,337,423	$ 20,563,039,966
Other Information Shares
Sold	172,795,837	424,742,366
Issued in reinvestment of distributions	10,660,612	49,503,195
Redeemed	(302,378,889)	(410,596,584)
Net increase (decrease)	(118,922,440)	63,648,977

Financial Highlights

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.98	$ 9.42	$ 14.66	$ 15.84	$ 15.37	$ 13.71
Income from Investment Operations
Net investment income (loss)D	.07	.27	.33	.36	.31	.27
Net realized and unrealized gain (loss)	.16	3.68	(4.74)	(.50)	1.03	1.72
Total from investment operations	.23	3.95	(4.41)	(.14)	1.34	1.99
Distributions from net investment income	(.04)	(.29)	(.31)	(.37)	(.28)	(.23)
Distributions from net realized gain	(.05)	(.11)	(.52)	(.67)	(.59)	(.10)
Total distributions	(.09)	(.39)G	(.83)	(1.04)	(.87)	(.33)
Net asset value, end of period	$ 13.12	$ 12.98	$ 9.42	$ 14.66	$ 15.84	$ 15.37
Total ReturnB,C	1.77%	42.19%	(31.39)%	(1.32)%	8.95%	14.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.18%A	2.30%	2.73%	2.24%	1.99%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,223,337	$ 20,563,040	$ 14,316,696	$ 20,028,445	$ 18,305,525	$ 13,847,298
Portfolio turnover rate	37%A	29%	35%	35%	7%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.5	2.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.7	2.6
Fidelity Disciplined Equity Fund	7.9	9.3
Fidelity Equity-Income Fund	1.5	5.2
Fidelity Growth Company Fund	7.0	7.9
Fidelity Series 100 Index Fund	5.4	6.2
Fidelity Series All-Sector Equity Fund	8.9	8.4
Fidelity Series Large Cap Value Fund	8.6	9.0
Fidelity Series Small Cap Opportunities Fund	1.4	1.5
Fidelity Small Cap Growth Fund	0.9	0.9
Fidelity Small Cap Value Fund	0.9	0.9
	45.2	51.9
Developed International Equity Funds
Fidelity Diversified International Fund	3.7	4.8
Fidelity Europe Fund	0.7	1.8
Fidelity Japan Fund	0.3	0.7
Fidelity Overseas Fund	3.7	4.7
Fidelity Series International Growth Fund	3.6	1.0
Fidelity Series International Small Cap Fund	0.7	0.2
Fidelity Series International Value Fund	3.5	0.9
	16.2	14.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.6	1.5
Fidelity Southeast Asia Fund	0.0	0.2
	2.6	1.7
High Yield Bond Funds
Fidelity Capital & Income Fund	3.8	3.9
Fidelity High Income Fund	3.8	3.7
	7.6	7.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	3.5	1.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	14.8	14.8
Fidelity Strategic Real Return Fund	3.6	4.0
Fidelity Total Bond Fund	0.0*	1.5
	18.4	20.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.0*	0.0*
Fidelity Short-Term Bond Fund	0.0*	0.0*
	0.0*	0.0*
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.5%
Domestic Equity Funds	45.2%
Developed International Equity Funds	16.2%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds	3.5%
Investment Grade Bond Funds	18.4%
Short-Term Funds*	0.0%

Six months ago
Commodity Funds	2.9%
Domestic Equity Funds	51.9%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds	1.5%
Investment Grade Bond Funds	20.3%
Short-Term Funds*	0.0%

Expected
Commodity Funds	7.6%
Domestic Equity Funds	43.2%
Developed International Equity Funds	15.7%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	4.6%
Investment Grade Bond Funds	18.5%
Short-Term Funds	0.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2025 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.7%
	Shares	Value
Commodity Funds - 6.5%
Fidelity Series Commodity Strategy Fund	54,104,919	$ 591,907,813
Domestic Equity Funds - 45.2%
Fidelity Blue Chip Growth Fund	6,267,412	249,944,403
Fidelity Disciplined Equity Fund	34,956,262	727,789,374
Fidelity Equity-Income Fund	3,357,820	134,648,594
Fidelity Growth Company Fund	8,591,477	639,893,191
Fidelity Series 100 Index Fund	61,382,460	494,742,628
Fidelity Series All-Sector Equity Fund	68,804,374	818,084,004
Fidelity Series Large Cap Value Fund	69,085,255	784,808,500
Fidelity Series Small Cap Opportunities Fund (a)	14,329,752	131,117,228
Fidelity Small Cap Growth Fund (a)	6,063,498	81,917,853
Fidelity Small Cap Value Fund	5,911,385	82,345,597
TOTAL DOMESTIC EQUITY FUNDS		4,145,291,372
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,959,560,876)		4,737,199,185
International Equity Funds - 18.8%

Developed International Equity Funds - 16.2%
Fidelity Diversified International Fund	11,813,779	335,038,783
Fidelity Europe Fund	2,333,071	68,802,275
Fidelity Japan Fund	2,717,319	28,015,558
Fidelity Overseas Fund	11,116,826	334,838,787
Fidelity Series International Growth Fund	31,915,336	330,962,030
Fidelity Series International Small Cap Fund	5,781,384	63,537,410
Fidelity Series International Value Fund	34,091,423	324,891,262
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,486,086,105
Emerging Markets Equity Funds - 2.6%
Fidelity Series Emerging Markets Fund	12,956,910	234,001,797
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,840,466,574)		1,720,087,902
Bond Funds - 29.5%
	Shares	Value
High Yield Bond Funds - 7.6%
Fidelity Capital & Income Fund	38,058,059	$ 345,567,173
Fidelity High Income Fund	39,066,009	345,343,516
TOTAL HIGH YIELD BOND FUNDS		690,910,689
Inflation-Protected Bond Funds - 3.5%
Fidelity Series Inflation-Protected Bond Index Fund	30,400,354	324,371,777
Investment Grade Bond Funds - 18.4%
Fidelity Series Investment Grade Bond Fund	113,550,492	1,356,928,374
Fidelity Strategic Real Return Fund	35,933,776	328,075,373
Fidelity Total Bond Fund	6,831	75,684
TOTAL INVESTMENT GRADE BOND FUNDS		1,685,079,431
TOTAL BOND FUNDS (Cost $2,607,054,292)		2,700,361,897
Short-Term Funds - 0.0%

Fidelity Institutional Money Market Portfolio Institutional Class	1,662,030	1,662,030
Fidelity Short-Term Bond Fund	196,430	1,669,655
TOTAL SHORT-TERM FUNDS (Cost $3,323,592)		3,331,685
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,410,405,334)	9,160,980,669
NET OTHER ASSETS (LIABILITIES) - 0.0%	(75,924)
NET ASSETS - 100%	$ 9,160,904,745
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $325,610,187 of which $128,436,443 and $197,173,744 will expire on March 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $9,410,405,334) - See accompanying schedule		$ 9,160,980,669
Cash		11
Receivable for investments sold		71,074,511
Receivable for fund shares sold		13,673,151
Total assets		9,245,728,342

Liabilities
Payable for investments purchased	$ 7,962,455
Payable for fund shares redeemed	76,861,142
Total liabilities		84,823,597

Net Assets		$ 9,160,904,745
Net Assets consist of:
Paid in capital		$ 9,713,201,388
Undistributed net investment income		47,982,208
Accumulated undistributed net realized gain (loss) on investments		(350,854,186)
Net unrealized appreciation (depreciation) on investments		(249,424,665)
Net Assets, for 843,710,375 shares outstanding		$ 9,160,904,745
Net Asset Value, offering price and redemption price per share ($9,160,904,745 ÷ 843,710,375 shares)		$ 10.86

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 48,712,695

Expenses
Independent trustees' compensation	$ 17,152
Total expenses before reductions	17,152
Expense reductions	(17,152)	-
Net investment income (loss)		48,712,695
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,316,109)
Capital gain distributions from underlying funds	8,165,359
Total net realized gain (loss)		849,250
Change in net unrealized appreciation (depreciation) on underlying funds		57,824,394
Net gain (loss)		58,673,644
Net increase (decrease) in net assets resulting from operations		$ 107,386,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,712,695	$ 178,667,186
Net realized gain (loss)	849,250	105,898,735
Change in net unrealized appreciation (depreciation)	57,824,394	2,466,360,217
Net increase (decrease) in net assets resulting from operations	107,386,339	2,750,926,138
Distributions to shareholders from net investment income	(26,143,223)	(173,115,738)
Distributions to shareholders from net realized gain	(30,500,393)	(78,645,788)
Total distributions	(56,643,616)	(251,761,526)
Share transactions Proceeds from sales of shares	1,428,241,307	2,944,744,149
Reinvestment of distributions	56,576,535	251,459,641
Cost of shares redeemed	(1,676,107,413)	(2,192,604,773)
Net increase (decrease) in net assets resulting from share transactions	(191,289,571)	1,003,599,017
Total increase (decrease) in net assets	(140,546,848)	3,502,763,629

Net Assets
Beginning of period	9,301,451,593	5,798,687,964
End of period (including undistributed net investment income of $47,982,208 and undistributed net investment income of $25,412,736, respectively)	$ 9,160,904,745	$ 9,301,451,593
Other Information Shares
Sold	136,097,634	301,762,904
Issued in reinvestment of distributions	5,519,662	24,578,310
Redeemed	(161,350,717)	(218,232,354)
Net increase (decrease)	(19,733,421)	108,108,860

Financial Highlights

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 7.68	$ 12.15	$ 13.05	$ 12.52	$ 11.07
Income from Investment Operations
Net investment income (loss)D	.06	.22	.26	.28	.24	.21
Net realized and unrealized gain (loss)	.10	3.18	(4.10)	(.49)	.89	1.48
Total from investment operations	.16	3.40	(3.84)	(.21)	1.13	1.69
Distributions from net investment income	(.03)	(.21)	(.26)	(.25)	(.19)	(.15)
Distributions from net realized gain	(.04)	(.10)	(.37)	(.44)	(.41)	(.10)
Total distributions	(.07)	(.31)G	(.63)	(.69)	(.60)	(.24)H
Net asset value, end of period	$ 10.86	$ 10.77	$ 7.68	$ 12.15	$ 13.05	$ 12.52
Total ReturnB,C	1.48%	44.43%	(32.84)%	(2.00)%	9.18%	15.41%
Ratios to Average Net AssetsE,F
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.08%A	2.21%	2.64%	2.16%	1.88%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,160,905	$ 9,301,452	$ 5,798,688	$ 6,651,041	$ 4,349,197	$ 2,099,810
Portfolio turnover rate	43%A	26%	29%	24%	3%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.31 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.095 per share. H Total distributions of $.24 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.7	3.4
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.9	2.9
Fidelity Disciplined Equity Fund	8.5	10.1
Fidelity Equity-Income Fund	1.4	5.7
Fidelity Growth Company Fund	7.4	8.6
Fidelity Series 100 Index Fund	5.7	6.8
Fidelity Series All-Sector Equity Fund	9.6	9.1
Fidelity Series Large Cap Value Fund	9.1	9.8
Fidelity Series Small Cap Opportunities Fund	1.5	1.7
Fidelity Small Cap Growth Fund	1.0	1.0
Fidelity Small Cap Value Fund	1.0	1.0
	48.1	56.7
Developed International Equity Funds
Fidelity Diversified International Fund	4.0	5.2
Fidelity Europe Fund	0.9	2.0
Fidelity Japan Fund	0.3	0.8
Fidelity Overseas Fund	4.0	5.0
Fidelity Series International Growth Fund	4.0	1.1
Fidelity Series International Small Cap Fund	0.8	0.2
Fidelity Series International Value Fund	3.9	1.1
	17.9	15.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.8	1.7
Fidelity Southeast Asia Fund	0.0	0.3
	2.8	2.0
High Yield Bond Funds
Fidelity Capital & Income Fund	3.8	4.0
Fidelity High Income Fund	3.8	3.8
	7.6	7.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	0.8	0.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	13.0	10.9
Fidelity Strategic Real Return Fund	3.1	2.5
Fidelity Total Bond Fund	0.0*	1.1
	16.1	14.5
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.7%
Domestic Equity Funds	48.1%
Developed International Equity Funds	17.9%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds	0.8%
Investment Grade Bond Funds	16.1%

Six months ago
Commodity Funds	3.4%
Domestic Equity Funds	56.7%
Developed International Equity Funds	15.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	0.2%
Investment Grade Bond Funds	14.5%

Expected
Commodity Funds	8.1%
Domestic Equity Funds	45.7%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	1.3%
Investment Grade Bond Funds	17.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2030 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 54.8%
	Shares	Value
Commodity Funds - 6.7%
Fidelity Series Commodity Strategy Fund	86,064,745	$ 941,548,308
Domestic Equity Funds - 48.1%
Fidelity Blue Chip Growth Fund	10,191,192	406,424,726
Fidelity Disciplined Equity Fund	56,586,466	1,178,130,212
Fidelity Equity-Income Fund	4,824,891	193,478,120
Fidelity Growth Company Fund	13,853,754	1,031,827,600
Fidelity Series 100 Index Fund	99,196,437	799,523,279
Fidelity Series All-Sector Equity Fund	112,103,736	1,332,913,423
Fidelity Series Large Cap Value Fund	112,186,435	1,274,437,906
Fidelity Series Small Cap Opportunities Fund (a)	23,241,081	212,655,895
Fidelity Small Cap Growth Fund (a)	9,823,976	132,721,910
Fidelity Small Cap Value Fund	9,567,487	133,275,091
TOTAL DOMESTIC EQUITY FUNDS		6,695,388,162
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,209,852,996)		7,636,936,470
International Equity Funds - 20.7%

Developed International Equity Funds - 17.9%
Fidelity Diversified International Fund	19,541,308	554,191,489
Fidelity Europe Fund	4,184,438	123,399,091
Fidelity Japan Fund	5,036,253	51,923,770
Fidelity Overseas Fund	18,491,944	556,977,344
Fidelity Series International Growth Fund	53,725,891	557,137,492
Fidelity Series International Small Cap Fund	9,811,985	107,833,718
Fidelity Series International Value Fund	57,484,337	547,825,729
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,499,288,633

	Shares	Value
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund	21,360,952	$ 385,778,801
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,664,257,376)		2,885,067,434
Bond Funds - 24.5%

High Yield Bond Funds - 7.6%
Fidelity Capital & Income Fund	57,937,121	526,069,057
Fidelity High Income Fund	59,410,861	525,192,009
TOTAL HIGH YIELD BOND FUNDS		1,051,261,066
Inflation-Protected Bond Funds - 0.8%
Fidelity Series Inflation-Protected Bond Index Fund	9,898,976	105,622,074
Investment Grade Bond Funds - 16.1%
Fidelity Series Investment Grade Bond Fund	151,409,576	1,809,344,437
Fidelity Strategic Real Return Fund	48,149,079	439,601,091
Fidelity Total Bond Fund	9,828	108,889
TOTAL INVESTMENT GRADE BOND FUNDS		2,249,054,417
TOTAL BOND FUNDS (Cost $3,187,537,257)		3,405,937,557
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,061,647,629)	13,927,941,461
NET OTHER ASSETS (LIABILITIES) - 0.0%	(109,214)
NET ASSETS - 100%	$ 13,927,832,247
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $1,009,569,832 of which $175,742,492 and $833,827,340 will expire on March 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $463,232,705 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $13,061,647,629) - See accompanying schedule		$ 13,927,941,461
Cash		59
Receivable for investments sold		73,243,877
Receivable for fund shares sold		17,711,160
Other receivables		39,540
Total assets		14,018,936,097

Liabilities
Payable for investments purchased	$ 10,611,707
Payable for fund shares redeemed	80,452,603
Other payables and accrued expenses	39,540
Total liabilities		91,103,850

Net Assets		$ 13,927,832,247
Net Assets consist of:
Paid in capital		$ 15,128,770,767
Undistributed net investment income		67,664,751
Accumulated undistributed net realized gain (loss) on investments		(2,134,897,103)
Net unrealized appreciation (depreciation) on investments		866,293,832
Net Assets, for 1,078,419,060 shares outstanding		$ 13,927,832,247
Net Asset Value, offering price and redemption price per share ($13,927,832,247 ÷ 1,078,419,060 shares)		$ 12.92

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 68,506,024

Expenses
Independent trustees' compensation	$ 26,545
Total expenses before reductions	26,545
Expense reductions	(26,545)	-
Net investment income (loss)		68,506,024
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(581,133,616)
Capital gain distributions from underlying funds	12,294,131
Total net realized gain (loss)		(568,839,485)
Change in net unrealized appreciation (depreciation) on underlying funds		597,646,144
Net gain (loss)		28,806,659
Net increase (decrease) in net assets resulting from operations		$ 97,312,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,506,024	$ 262,653,257
Net realized gain (loss)	(568,839,485)	(790,026,782)
Change in net unrealized appreciation (depreciation)	597,646,144	5,268,821,959
Net increase (decrease) in net assets resulting from operations	97,312,683	4,741,448,434
Distributions to shareholders from net investment income	(33,876,926)	(265,989,973)
Distributions to shareholders from net realized gain	(56,461,615)	(116,585,700)
Total distributions	(90,338,541)	(382,575,673)
Share transactions Proceeds from sales of shares	1,774,316,780	3,811,353,981
Reinvestment of distributions	90,202,075	381,969,443
Cost of shares redeemed	(2,539,088,534)	(3,642,108,716)
Net increase (decrease) in net assets resulting from share transactions	(674,569,679)	551,214,708
Total increase (decrease) in net assets	(667,595,537)	4,910,087,469

Net Assets
Beginning of period	14,595,427,784	9,685,340,315
End of period (including undistributed net investment income of $67,664,751 and undistributed net investment income of $33,035,653, respectively)	$ 13,927,832,247	$ 14,595,427,784
Other Information Shares
Sold	142,246,923	330,014,978
Issued in reinvestment of distributions	7,405,747	31,482,504
Redeemed	(205,508,724)	(306,616,363)
Net increase (decrease)	(55,856,054)	54,881,119

Financial Highlights

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 8.97	$ 15.02	$ 16.36	$ 15.82	$ 13.81
Income from Investment Operations
Net investment income (loss)D	.06	.23	.27	.28	.24	.22
Net realized and unrealized gain (loss)	.07	4.02	(5.46)	(.63)	1.21	2.09
Total from investment operations	.13	4.25	(5.19)	(.35)	1.45	2.31
Distributions from net investment income	(.03)	(.24)	(.27)	(.27)	(.21)	(.19)
Distributions from net realized gain	(.05)	(.11)	(.59)	(.72)	(.70)	(.11)
Total distributions	(.08)	(.35)G	(.86)	(.99)	(.91)	(.30)
Net asset value, end of period	$ 12.92	$ 12.87	$ 8.97	$ 15.02	$ 16.36	$ 15.82
Total ReturnB,C	1.05%	47.57%	(36.25)%	(2.65)%	9.40%	16.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	.99%A	2.01%	2.29%	1.72%	1.51%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,927,832	$ 14,595,428	$ 9,685,340	$ 13,446,741	$ 11,878,413	$ 8,550,504
Portfolio turnover rate	38%A	29%	23%	36%	6%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.35 per share is comprised of distributions from net investment income of $.240 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.7	3.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.2	3.1
Fidelity Disciplined Equity Fund	9.3	10.9
Fidelity Equity-Income Fund	1.7	6.1
Fidelity Growth Company Fund	8.2	9.2
Fidelity Series 100 Index Fund	6.4	7.3
Fidelity Series All-Sector Equity Fund	10.5	9.9
Fidelity Series Large Cap Value Fund	10.1	10.6
Fidelity Series Small Cap Opportunities Fund	1.7	1.8
Fidelity Small Cap Growth Fund	1.1	1.1
Fidelity Small Cap Value Fund	1.1	1.0
	53.3	61.0
Developed International Equity Funds
Fidelity Diversified International Fund	4.3	5.6
Fidelity Europe Fund	0.9	2.0
Fidelity Japan Fund	0.3	0.8
Fidelity Overseas Fund	4.3	5.5
Fidelity Series International Growth Fund	4.2	1.2
Fidelity Series International Small Cap Fund	0.8	0.2
Fidelity Series International Value Fund	4.1	1.2
	18.9	16.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.0	1.9
Fidelity Southeast Asia Fund	0.0	0.2
	3.0	2.1
High Yield Bond Funds
Fidelity Capital & Income Fund	3.8	3.8
Fidelity High Income Fund	3.7	3.7
	7.5	7.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	7.8	6.9
Fidelity Strategic Real Return Fund	1.8	1.7
Fidelity Total Bond Fund	0.0*	0.8
	9.6	9.4
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.7%
Domestic Equity Funds	53.3%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.6%

Six months ago
Commodity Funds	3.5%
Domestic Equity Funds	61.0%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.4%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.3%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2035 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.0%
	Shares	Value
Commodity Funds - 7.7%
Fidelity Series Commodity Strategy Fund	42,726,708	$ 467,430,185
Domestic Equity Funds - 53.3%
Fidelity Blue Chip Growth Fund	4,906,196	195,659,077
Fidelity Disciplined Equity Fund	27,351,212	569,452,238
Fidelity Equity-Income Fund	2,635,301	105,675,571
Fidelity Growth Company Fund	6,722,475	500,689,940
Fidelity Series 100 Index Fund	48,028,553	387,110,136
Fidelity Series All-Sector Equity Fund	53,826,123	639,992,602
Fidelity Series Large Cap Value Fund	54,046,670	613,970,172
Fidelity Series Small Cap Opportunities Fund (a)	11,208,258	102,555,561
Fidelity Small Cap Growth Fund (a)	4,742,590	64,072,397
Fidelity Small Cap Value Fund	4,623,575	64,406,397
TOTAL DOMESTIC EQUITY FUNDS		3,243,584,091
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,853,209,102)		3,711,014,276
International Equity Funds - 21.9%

Developed International Equity Funds - 18.9%
Fidelity Diversified International Fund	9,193,997	260,741,747
Fidelity Europe Fund	1,763,530	52,006,514
Fidelity Japan Fund	1,852,556	19,099,850
Fidelity Overseas Fund	8,651,583	260,585,675
Fidelity Series International Growth Fund	24,859,609	257,794,150
Fidelity Series International Small Cap Fund	4,500,530	49,460,823
Fidelity Series International Value Fund	26,544,891	252,972,809
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,152,661,568

	Shares	Value
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	10,119,558	$ 182,759,223
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,417,116,239)		1,335,420,791
Bond Funds - 17.1%

High Yield Bond Funds - 7.5%
Fidelity Capital & Income Fund	25,178,667	228,622,293
Fidelity High Income Fund	25,835,133	228,382,577
TOTAL HIGH YIELD BOND FUNDS		457,004,870
Investment Grade Bond Funds - 9.6%
Fidelity Series Investment Grade Bond Fund	39,607,197	473,306,002
Fidelity Strategic Real Return Fund	12,397,831	113,192,201
Fidelity Total Bond Fund	2,354	26,077
TOTAL INVESTMENT GRADE BOND FUNDS		586,524,280
TOTAL BOND FUNDS (Cost $1,004,443,318)		1,043,529,150
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,274,768,659)	6,089,964,217
NET OTHER ASSETS (LIABILITIES) - 0.0%	(26,160)
NET ASSETS - 100%	$ 6,089,938,057
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $185,857,582 of which $97,863,769 and $87,993,813 will expire on March 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $6,274,768,659) - See accompanying schedule		$ 6,089,964,217
Receivable for investments sold		38,141,762
Receivable for fund shares sold		10,633,975
Total assets		6,138,739,954

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	32
Payable for fund shares redeemed	48,801,863
Total liabilities		48,801,897

Net Assets		$ 6,089,938,057
Net Assets consist of:
Paid in capital		$ 6,470,574,080
Undistributed net investment income		21,891,083
Accumulated undistributed net realized gain (loss) on investments		(217,722,664)
Net unrealized appreciation (depreciation) on investments		(184,804,442)
Net Assets, for 571,242,330 shares outstanding		$ 6,089,938,057
Net Asset Value, offering price and redemption price per share ($6,089,938,057 ÷ 571,242,330 shares)		$ 10.66

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 24,259,089

Expenses
Independent trustees' compensation	$ 11,208
Total expenses before reductions	11,208
Expense reductions	(11,208)	-
Net investment income (loss)		24,259,089
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(20,820,298)
Capital gain distributions from underlying funds	6,336,338
Total net realized gain (loss)		(14,483,960)
Change in net unrealized appreciation (depreciation) on underlying funds		15,635,960
Net gain (loss)		1,152,000
Net increase (decrease) in net assets resulting from operations		$ 25,411,089

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,259,089	$ 99,093,044
Net realized gain (loss)	(14,483,960)	78,372,080
Change in net unrealized appreciation (depreciation)	15,635,960	1,711,374,473
Net increase (decrease) in net assets resulting from operations	25,411,089	1,888,839,597
Distributions to shareholders from net investment income	(14,420,929)	(97,268,213)
Distributions to shareholders from net realized gain	(20,189,257)	(51,556,134)
Total distributions	(34,610,186)	(148,824,347)
Share transactions Proceeds from sales of shares	1,024,819,795	2,084,364,224
Reinvestment of distributions	34,578,096	148,704,385
Cost of shares redeemed	(1,042,263,702)	(1,467,111,621)
Net increase (decrease) in net assets resulting from share transactions	17,134,189	765,956,988
Total increase (decrease) in net assets	7,935,092	2,505,972,238

Net Assets
Beginning of period	6,082,002,965	3,576,030,727
End of period (including undistributed net investment income of $21,891,083 and undistributed net investment income of $12,052,923, respectively)	$ 6,089,938,057	$ 6,082,002,965
Other Information Shares
Sold	99,713,360	218,713,922
Issued in reinvestment of distributions	3,444,034	14,708,985
Redeemed	(102,453,007)	(148,683,585)
Net increase (decrease)	704,387	84,739,322

Financial Highlights

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 7.36	$ 12.41	$ 13.48	$ 12.89	$ 11.22
Income from Investment Operations
Net investment income (loss)D	.04	.18	.22	.23	.19	.18
Net realized and unrealized gain (loss)	.02	3.40	(4.63)	(.57)	1.01	1.73
Total from investment operations	.06	3.58	(4.41)	(.34)	1.20	1.91
Distributions from net investment income	(.03)	(.18)	(.20)	(.21)	(.17)	(.13)
Distributions from net realized gain	(.04)	(.10)	(.44)	(.52)	(.44)	(.11)
Total distributions	(.06)H	(.28)G	(.64)	(.73)	(.61)	(.24)
Net asset value, end of period	$ 10.66	$ 10.66	$ 7.36	$ 12.41	$ 13.48	$ 12.89
Total ReturnB,C	.60%	48.79%	(37.11)%	(3.00)%	9.51%	17.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.82%A	1.91%	2.24%	1.70%	1.50%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,089,938	$ 6,082,003	$ 3,576,031	$ 3,914,977	$ 2,553,737	$ 1,155,906
Portfolio turnover rate	42%A	25%	20%	28%	3%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.28 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.095 per share. H Total distributions of $.06 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.7	3.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.2	3.1
Fidelity Disciplined Equity Fund	9.5	11.1
Fidelity Equity-Income Fund	1.8	6.1
Fidelity Growth Company Fund	8.3	9.4
Fidelity Series 100 Index Fund	6.4	7.4
Fidelity Series All-Sector Equity Fund	10.6	10.0
Fidelity Series Large Cap Value Fund	10.2	10.7
Fidelity Series Small Cap Opportunities Fund	1.7	1.8
Fidelity Small Cap Growth Fund	1.1	1.1
Fidelity Small Cap Value Fund	1.1	1.1
	53.9	61.8
Developed International Equity Funds
Fidelity Diversified International Fund	4.4	5.7
Fidelity Europe Fund	0.9	2.1
Fidelity Japan Fund	0.3	0.8
Fidelity Overseas Fund	4.4	5.6
Fidelity Series International Growth Fund	4.2	1.2
Fidelity Series International Small Cap Fund	0.8	0.2
Fidelity Series International Value Fund	4.2	1.2
	19.2	16.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.0	1.9
Fidelity Southeast Asia Fund	0.0	0.2
	3.0	2.1
High Yield Bond Funds
Fidelity Capital & Income Fund	4.3	4.6
Fidelity High Income Fund	4.4	4.5
	8.7	9.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	6.1	5.0
Fidelity Strategic Real Return Fund	1.4	1.1
Fidelity Total Bond Fund	0.0*	0.6
	7.5	6.7
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.7%
Domestic Equity Funds	53.9%
Developed International Equity Funds	19.2%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	8.7%
Investment Grade Bond Funds	7.5%

Six months ago
Commodity Funds	3.5%
Domestic Equity Funds	61.8%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	9.1%
Investment Grade Bond Funds	6.7%

Expected
Commodity Funds	9.2%
Domestic Equity Funds	51.9%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	8.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2040 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Commodity Funds - 7.7%
Fidelity Series Commodity Strategy Fund	58,953,030	$ 644,946,148
Domestic Equity Funds - 53.9%
Fidelity Blue Chip Growth Fund	6,836,505	272,639,839
Fidelity Disciplined Equity Fund	38,139,875	794,072,204
Fidelity Equity-Income Fund	3,702,218	148,458,933
Fidelity Growth Company Fund	9,372,820	698,087,625
Fidelity Series 100 Index Fund	66,971,944	539,793,872
Fidelity Series All-Sector Equity Fund	74,983,209	891,550,351
Fidelity Series Large Cap Value Fund	75,333,334	855,786,679
Fidelity Series Small Cap Opportunities Fund (a)	15,626,735	142,984,627
Fidelity Small Cap Growth Fund (a)	6,610,074	89,302,104
Fidelity Small Cap Value Fund	6,444,587	89,773,099
TOTAL DOMESTIC EQUITY FUNDS		4,522,449,333
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,922,464,540)		5,167,395,481
International Equity Funds - 22.2%

Developed International Equity Funds - 19.2%
Fidelity Diversified International Fund	12,855,711	364,587,957
Fidelity Europe Fund	2,596,574	76,572,980
Fidelity Japan Fund	2,779,622	28,657,901
Fidelity Overseas Fund	12,104,977	364,601,913
Fidelity Series International Growth Fund	34,315,321	355,849,881
Fidelity Series International Small Cap Fund	6,194,015	68,072,230
Fidelity Series International Value Fund	36,626,340	349,049,021
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,607,391,883

	Shares	Value
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	14,033,729	$ 253,449,144
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,731,099,852)		1,860,841,027
Bond Funds - 16.2%

High Yield Bond Funds - 8.7%
Fidelity Capital & Income Fund	39,883,582	362,142,927
Fidelity High Income Fund	40,988,636	362,339,546
TOTAL HIGH YIELD BOND FUNDS		724,482,473
Investment Grade Bond Funds - 7.5%
Fidelity Series Investment Grade Bond Fund	42,557,108	508,557,438
Fidelity Strategic Real Return Fund	13,257,350	121,039,602
Fidelity Total Bond Fund	2,774	30,736
TOTAL INVESTMENT GRADE BOND FUNDS		629,627,776
TOTAL BOND FUNDS (Cost $1,266,663,275)		1,354,110,249
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,920,227,667)	8,382,346,757
NET OTHER ASSETS (LIABILITIES) - 0.0%	(30,794)
NET ASSETS - 100%	$ 8,382,315,963
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $513,694,934 of which $90,976,931 and $422,718,003 will expire on March 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $242,537,064 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $7,920,227,667) - See accompanying schedule		$ 8,382,346,757
Cash		39
Receivable for investments sold		27,721,879
Receivable for fund shares sold		13,613,817
Total assets		8,423,682,492

Liabilities
Payable for investments purchased	$ 843,597
Payable for fund shares redeemed	40,522,932
Total liabilities		41,366,529

Net Assets		$ 8,382,315,963
Net Assets consist of:
Paid in capital		$ 9,058,834,942
Undistributed net investment income		33,907,599
Accumulated undistributed net realized gain (loss) on investments		(1,172,545,668)
Net unrealized appreciation (depreciation) on investments		462,119,090
Net Assets, for 1,126,862,149 shares outstanding		$ 8,382,315,963
Net Asset Value, offering price and redemption price per share ($8,382,315,963 ÷ 1,126,862,149 shares)		$ 7.44

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 34,668,250

Expenses
Independent trustees' compensation	$ 15,693
Total expenses before reductions	15,693
Expense reductions	(15,693)	-
Net investment income (loss)		34,668,250
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(369,866,090)
Capital gain distributions from underlying funds	8,770,576
Total net realized gain (loss)		(361,095,514)
Change in net unrealized appreciation (depreciation) on underlying funds		344,916,480
Net gain (loss)		(16,179,034)
Net increase (decrease) in net assets resulting from operations		$ 18,489,216

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,668,250	$ 145,813,757
Net realized gain (loss)	(361,095,514)	(411,828,625)
Change in net unrealized appreciation (depreciation)	344,916,480	3,087,940,223
Net increase (decrease) in net assets resulting from operations	18,489,216	2,821,925,355
Distributions to shareholders from net investment income	(17,321,756)	(139,996,855)
Distributions to shareholders from net realized gain	(34,644,046)	(78,180,781)
Total distributions	(51,965,802)	(218,177,636)
Share transactions Proceeds from sales of shares	1,275,349,669	2,742,492,861
Reinvestment of distributions	51,861,622	217,751,292
Cost of shares redeemed	(1,533,929,276)	(2,277,784,584)
Net increase (decrease) in net assets resulting from share transactions	(206,717,985)	682,459,569
Total increase (decrease) in net assets	(240,194,571)	3,286,207,288

Net Assets
Beginning of period	8,622,510,534	5,336,303,246
End of period (including undistributed net investment income of $33,907,599 and undistributed net investment income of $16,561,105, respectively)	$ 8,382,315,963	$ 8,622,510,534
Other Information Shares
Sold	177,894,324	412,793,081
Issued in reinvestment of distributions	7,398,237	30,945,035
Redeemed	(215,801,554)	(333,242,094)
Net increase (decrease)	(30,508,993)	110,496,022

Financial Highlights

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.45	$ 5.10	$ 8.79	$ 9.68	$ 9.33	$ 8.10
Income from Investment Operations
Net investment income (loss)D	.03	.13	.15	.16	.14	.13
Net realized and unrealized gain (loss)	.01H	2.42	(3.35)	(.42)	.74	1.29
Total from investment operations	.04	2.55	(3.20)	(.26)	.88	1.42
Distributions from net investment income	(.02)	(.13)	(.15)	(.15)	(.13)	(.10)
Distributions from net realized gain	(.03)	(.07)	(.34)	(.48)	(.40)	(.09)
Total distributions	(.05)	(.20)G	(.49)	(.63)	(.53)	(.19)
Net asset value, end of period	$ 7.44	$ 7.45	$ 5.10	$ 8.79	$ 9.68	$ 9.33
Total ReturnB,C	.51%	50.14%	(38.20)%	(3.29)%	9.68%	17.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	.84%A	1.94%	2.22%	1.66%	1.49%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,382,316	$ 8,622,511	$ 5,336,303	$ 7,010,562	$ 5,894,929	$ 3,867,885
Portfolio turnover rate	39%A	27%	17%	37%	4%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.070 per share. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.9	3.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.3	3.2
Fidelity Disciplined Equity Fund	9.6	11.2
Fidelity Equity-Income Fund	1.8	6.2
Fidelity Growth Company Fund	8.5	9.5
Fidelity Series 100 Index Fund	6.5	7.5
Fidelity Series All-Sector Equity Fund	10.8	10.2
Fidelity Series Large Cap Value Fund	10.4	10.8
Fidelity Series Small Cap Opportunities Fund	1.7	1.8
Fidelity Small Cap Growth Fund	1.1	1.1
Fidelity Small Cap Value Fund	1.1	1.1
	54.8	62.6
Developed International Equity Funds
Fidelity Diversified International Fund	4.4	5.9
Fidelity Europe Fund	0.8	1.9
Fidelity Japan Fund	0.3	0.7
Fidelity Overseas Fund	4.4	5.7
Fidelity Series International Growth Fund	4.4	1.3
Fidelity Series International Small Cap Fund	0.8	0.3
Fidelity Series International Value Fund	4.3	1.3
	19.4	17.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.1	1.9
Fidelity Southeast Asia Fund	0.0	0.2
	3.1	2.1
High Yield Bond Funds
Fidelity Capital & Income Fund	5.0	5.1
Fidelity High Income Fund	5.0	4.9
	10.0	10.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	3.9	3.4
Fidelity Strategic Real Return Fund	0.9	0.8
Fidelity Total Bond Fund	0.0*	0.4
	4.8	4.6
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.9%
Domestic Equity Funds	54.8%
Developed International Equity Funds	19.4%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.8%

Six months ago
Commodity Funds	3.6%
Domestic Equity Funds	62.6%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.6%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2045 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.7%
	Shares	Value
Commodity Funds - 7.9%
Fidelity Series Commodity Strategy Fund	16,104,237	$ 176,180,353
Domestic Equity Funds - 54.8%
Fidelity Blue Chip Growth Fund	1,849,558	73,760,385
Fidelity Disciplined Equity Fund	10,299,797	214,441,764
Fidelity Equity-Income Fund	992,300	39,791,225
Fidelity Growth Company Fund	2,530,500	188,471,624
Fidelity Series 100 Index Fund	18,080,854	145,731,684
Fidelity Series All-Sector Equity Fund	20,272,977	241,045,693
Fidelity Series Large Cap Value Fund	20,349,103	231,165,809
Fidelity Series Small Cap Opportunities Fund (a)	4,213,660	38,554,988
Fidelity Small Cap Growth Fund (a)	1,783,967	24,101,393
Fidelity Small Cap Value Fund	1,738,769	24,221,046
TOTAL DOMESTIC EQUITY FUNDS		1,221,285,611
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,270,705,169)		1,397,465,964
International Equity Funds - 22.5%

Developed International Equity Funds - 19.4%
Fidelity Diversified International Fund	3,465,363	98,277,691
Fidelity Europe Fund	585,281	17,259,924
Fidelity Japan Fund	664,914	6,855,261
Fidelity Overseas Fund	3,255,539	98,056,845
Fidelity Series International Growth Fund	9,391,455	97,389,386
Fidelity Series International Small Cap Fund	1,705,330	18,741,582
Fidelity Series International Value Fund	10,029,345	95,579,662
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		432,160,351

	Shares	Value
Emerging Markets Equity Funds - 3.1%
Fidelity Series Emerging Markets Fund	3,808,621	$ 68,783,700
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $454,634,811)		500,944,051
Bond Funds - 14.8%

High Yield Bond Funds - 10.0%
Fidelity Capital & Income Fund	12,260,750	111,327,612
Fidelity High Income Fund	12,571,006	111,127,697
TOTAL HIGH YIELD BOND FUNDS		222,455,309
Investment Grade Bond Funds - 4.8%
Fidelity Series Investment Grade Bond Fund	7,269,851	86,874,715
Fidelity Strategic Real Return Fund	2,183,181	19,932,440
Fidelity Total Bond Fund	460	5,099
TOTAL INVESTMENT GRADE BOND FUNDS		106,812,254
TOTAL BOND FUNDS (Cost $290,575,370)		329,267,563
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,015,915,350)	2,227,677,578
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,118)
NET ASSETS - 100%	$ 2,227,672,460
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $61,918,206 of which $23,238,703 and $38,679,503 will expire on March 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $33,530,028 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $2,015,915,350) - See accompanying schedule		$ 2,227,677,578
Receivable for investments sold		6,785,633
Receivable for fund shares sold		6,729,017
Total assets		2,241,192,228

Liabilities
Payable to custodian bank	$ 7
Payable for investments purchased	89,136
Payable for fund shares redeemed	13,430,625
Total liabilities		13,519,768

Net Assets		$ 2,227,672,460
Net Assets consist of:
Paid in capital		$ 2,162,120,176
Undistributed net investment income		8,970,824
Accumulated undistributed net realized gain (loss) on investments		(155,180,768)
Net unrealized appreciation (depreciation) on investments		211,762,228
Net Assets, for 253,387,251 shares outstanding		$ 2,227,672,460
Net Asset Value, offering price and redemption price per share ($2,227,672,460 ÷ 253,387,251 shares)		$ 8.79

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,824,656

Expenses
Independent trustees' compensation	$ 3,878
Total expenses before reductions	3,878
Expense reductions	(3,878)	-
Net investment income (loss)		8,824,656
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(46,466,460)
Capital gain distributions from underlying funds	2,372,353
Total net realized gain (loss)		(44,094,107)
Change in net unrealized appreciation (depreciation) on underlying funds		46,566,141
Net gain (loss)		2,472,034
Net increase (decrease) in net assets resulting from operations		$ 11,296,690

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,824,656	$ 31,376,404
Net realized gain (loss)	(44,094,107)	(41,745,649)
Change in net unrealized appreciation (depreciation)	46,566,141	589,014,197
Net increase (decrease) in net assets resulting from operations	11,296,690	578,644,952
Distributions to shareholders from net investment income	(3,590,611)	(30,152,902)
Distributions to shareholders from net realized gain	(8,378,073)	(14,843,567)
Total distributions	(11,968,684)	(44,996,469)
Share transactions Proceeds from sales of shares	520,395,840	997,159,409
Reinvestment of distributions	11,964,821	44,980,767
Cost of shares redeemed	(375,159,415)	(451,584,379)
Net increase (decrease) in net assets resulting from share transactions	157,201,246	590,555,797
Total increase (decrease) in net assets	156,529,252	1,124,204,280

Net Assets
Beginning of period	2,071,143,208	946,938,928
End of period (including undistributed net investment income of $8,970,824 and undistributed net investment income of $3,736,779, respectively)	$ 2,227,672,460	$ 2,071,143,208
Other Information Shares
Sold	61,488,304	127,120,429
Issued in reinvestment of distributions	1,445,026	5,354,881
Redeemed	(44,647,585)	(55,444,602)
Net increase (decrease)	18,285,745	77,030,708

Financial Highlights

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.81	$ 5.99	$ 10.24	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.04	.16	.18	.18	.11
Net realized and unrealized gain (loss)	(.01)J	2.88	(4.00)	(.49)	1.01
Total from investment operations	.03	3.04	(3.82)	(.31)	1.12
Distributions from net investment income	(.02)	(.15)	(.15)	(.13)	(.07)
Distributions from net realized gain	(.04)	(.07)	(.28)	(.28)	(.09)
Total distributions	(.05)I	(.22)H	(.43)	(.41)	(.16)
Net asset value, end of period	$ 8.79	$ 8.81	$ 5.99	$ 10.24	$ 10.96
Total ReturnB,C	.38%	50.86%	(38.60)%	(3.19)%	11.23%
Ratios to Average Net AssetsE,G
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	.85%A	1.97%	2.29%	1.65%	1.30%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,227,672	$ 2,071,143	$ 946,939	$ 656,210	$ 177,837
Portfolio turnover rate	38%A	24%	17%	17%	0%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.22 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.070 per share. I Total distributions of $.05 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.035 per share. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.3	3.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.5	3.3
Fidelity Disciplined Equity Fund	10.1	11.5
Fidelity Equity-Income Fund	1.9	6.3
Fidelity Growth Company Fund	8.8	9.7
Fidelity Series 100 Index Fund	6.8	7.7
Fidelity Series All-Sector Equity Fund	11.3	10.5
Fidelity Series Large Cap Value Fund	10.8	11.2
Fidelity Series Small Cap Opportunities Fund	1.8	1.9
Fidelity Small Cap Growth Fund	1.1	1.1
Fidelity Small Cap Value Fund	1.1	1.1
	57.2	64.3
Developed International Equity Funds
Fidelity Diversified International Fund	4.9	6.8
Fidelity Europe Fund	0.9	2.3
Fidelity Japan Fund	0.4	0.9
Fidelity Overseas Fund	4.8	6.5
Fidelity Series International Growth Fund	4.5	1.2
Fidelity Series International Small Cap Fund	0.8	0.2
Fidelity Series International Value Fund	4.4	1.2
	20.7	19.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.3	2.1
Fidelity Southeast Asia Fund	0.0	0.3
	3.3	2.4
High Yield Bond Funds
Fidelity Capital & Income Fund	5.0	5.0
Fidelity High Income Fund	5.0	5.0
	10.0	10.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	0.4	0.3
Fidelity Strategic Real Return Fund	0.1	0.0*
Fidelity Total Bond Fund	0.0*	0.1
	0.5	0.4
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.3%
Domestic Equity Funds	57.2%
Developed International Equity Funds	20.7%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.5%

Six months ago
Commodity Funds	3.8%
Domestic Equity Funds	64.3%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.4%

Expected
Commodity Funds	9.8%
Domestic Equity Funds	55.4%
Developed International Equity Funds	20.2%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	1.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2050 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Commodity Funds - 8.3%
Fidelity Series Commodity Strategy Fund	13,558,993	$ 148,335,383
Domestic Equity Funds - 57.2%
Fidelity Blue Chip Growth Fund	1,549,307	61,786,374
Fidelity Disciplined Equity Fund	8,629,453	179,665,204
Fidelity Equity-Income Fund	824,288	33,053,934
Fidelity Growth Company Fund	2,119,536	157,863,071
Fidelity Series 100 Index Fund	15,147,618	122,089,804
Fidelity Series All-Sector Equity Fund	16,986,325	201,967,406
Fidelity Series Large Cap Value Fund	17,052,860	193,720,490
Fidelity Series Small Cap Opportunities Fund (a)	3,531,608	32,314,214
Fidelity Small Cap Growth Fund (a)	1,495,314	20,201,690
Fidelity Small Cap Value Fund	1,457,454	20,302,332
TOTAL DOMESTIC EQUITY FUNDS		1,022,964,519
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,082,167,777)		1,171,299,902
International Equity Funds - 24.0%

Developed International Equity Funds - 20.7%
Fidelity Diversified International Fund	3,059,363	86,763,530
Fidelity Europe Fund	570,046	16,810,656
Fidelity Japan Fund	710,608	7,326,365
Fidelity Overseas Fund	2,878,467	86,699,418
Fidelity Series International Growth Fund	7,690,919	79,754,833
Fidelity Series International Small Cap Fund	1,373,480	15,094,541
Fidelity Series International Value Fund	8,189,767	78,048,477
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		370,497,820

	Shares	Value
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund	3,208,022	$ 57,936,884
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $388,636,782)		428,434,704
Bond Funds - 10.5%

High Yield Bond Funds - 10.0%
Fidelity Capital & Income Fund	9,826,074	89,220,749
Fidelity High Income Fund	10,082,685	89,130,934
TOTAL HIGH YIELD BOND FUNDS		178,351,683
Investment Grade Bond Funds - 0.5%
Fidelity Series Investment Grade Bond Fund	704,251	8,415,802
Fidelity Strategic Real Return Fund	195,949	1,789,012
Fidelity Total Bond Fund	51	560
TOTAL INVESTMENT GRADE BOND FUNDS		10,205,374
TOTAL BOND FUNDS (Cost $165,734,593)		188,557,057
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,636,539,152)	1,788,291,663
NET OTHER ASSETS (LIABILITIES) - 0.0%	(560)
NET ASSETS - 100%	$ 1,788,291,103
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $65,424,633 of which $23,028,339 and $42,396,294 will expire on March 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $27,177,925 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,636,539,152) - See accompanying schedule	$ 1,788,291,663
Receivable for investments sold	3,247,546
Receivable for fund shares sold	5,460,191
Total assets	1,796,999,400

Liabilities
Payable for fund shares redeemed	8,708,297

Net Assets	$ 1,788,291,103
Net Assets consist of:
Paid in capital	$ 1,788,988,565
Undistributed net investment income	6,134,740
Accumulated undistributed net realized gain (loss) on investments	(158,584,713)
Net unrealized appreciation (depreciation) on investments	151,752,511
Net Assets, for 206,947,205 shares outstanding	$ 1,788,291,103
Net Asset Value, offering price and redemption price per share ($1,788,291,103 ÷ 206,947,205 shares)	$ 8.64

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,124,213

Expenses
Independent trustees' compensation	$ 3,106
Total expenses before reductions	3,106
Expense reductions	(3,106)	-
Net investment income (loss)		6,124,213
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(52,008,855)
Capital gain distributions from underlying funds	2,016,721
Total net realized gain (loss)		(49,992,134)
Change in net unrealized appreciation (depreciation) on underlying funds		47,536,290
Net gain (loss)		(2,455,844)
Net increase (decrease) in net assets resulting from operations		$ 3,668,369

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,124,213	$ 23,880,863
Net realized gain (loss)	(49,992,134)	(43,375,923)
Change in net unrealized appreciation (depreciation)	47,536,290	498,333,061
Net increase (decrease) in net assets resulting from operations	3,668,369	478,838,001
Distributions to shareholders from net investment income	(2,932,644)	(22,281,807)
Distributions to shareholders from net realized gain	(6,842,833)	(12,878,641)
Total distributions	(9,775,477)	(35,160,448)
Share transactions Proceeds from sales of shares	464,362,562	893,918,327
Reinvestment of distributions	9,758,520	35,097,259
Cost of shares redeemed	(345,018,666)	(475,346,573)
Net increase (decrease) in net assets resulting from share transactions	129,102,416	453,669,013
Total increase (decrease) in net assets	122,995,308	897,346,566

Net Assets
Beginning of period	1,665,295,795	767,949,229
End of period (including undistributed net investment income of $6,134,740 and undistributed net investment income of $2,943,171, respectively)	$ 1,788,291,103	$ 1,665,295,795
Other Information Shares
Sold	55,844,198	115,703,679
Issued in reinvestment of distributions	1,200,310	4,238,923
Redeemed	(41,741,170)	(59,785,173)
Net increase (decrease)	15,303,338	60,157,429

Financial Highlights

	Six months ended September 30, 2010	Years ended March 31,
	(Unaudited)	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.69	$ 5.84	$ 10.26	$ 10.98	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.03	.14	.17	.18	.11
Net realized and unrealized gain (loss)	(.03)	2.92	(4.15)	(.53)	1.02
Total from investment operations	.00	3.06	(3.98)	(.35)	1.13
Distributions from net investment income	(.02)	(.13)	(.15)	(.12)	(.06)
Distributions from net realized gain	(.04)	(.08)	(.29)	(.25)	(.09)
Total distributions	(.05)I	(.21)H	(.44)	(.37)	(.15)
Net asset value, end of period	$ 8.64	$ 8.69	$ 5.84	$ 10.26	$ 10.98
Total ReturnB,C	.04%	52.51%	(40.19)%	(3.53)%	11.33%
Ratios to Average Net AssetsE,G
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	.74%A	1.85%	2.13%	1.59%	1.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,788,291	$ 1,665,296	$ 767,949	$ 624,662	$ 148,033
Portfolio turnover rate	38%A	23%	20%	16%	2%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.21 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.075 per share. I Total distributions of $.05 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2010 (Unaudited)

1. Organization.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund and Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund and Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Freedom Income	$ 2,678,823,169	$ 166,466,125	$ (46,161,469)	$ 120,304,656
Freedom 2000	1,517,021,673	96,508,903	(29,781,294)	66,727,609
Freedom 2005	943,894,802	41,035,281	(59,931,907)	(18,896,626)
Freedom 2010	10,030,823,853	593,402,597	(651,336,289)	(57,933,692)
Freedom 2015	8,103,328,508	780,389,133	(344,018,620)	436,370,513
Freedom 2020	17,849,090,000	2,111,307,832	(736,866,898)	1,374,440,934
Freedom 2025	9,422,030,708	519,838,100	(780,888,139)	(261,050,039)
Freedom 2030	13,105,663,291	1,523,450,206	(701,172,036)	822,278,170
Freedom 2035	6,283,328,923	358,757,664	(552,122,370)	(193,364,706)
Freedom 2040	7,945,053,775	894,264,061	(456,971,079)	437,292,982
Freedom 2045	2,027,373,481	276,834,932	(76,530,835)	200,304,097
Freedom 2050	1,646,944,801	215,150,444	(73,803,582)	141,346,862

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	511,559,045	498,948,967
Freedom 2000	251,195,560	405,749,725
Freedom 2005	177,497,072	278,032,415
Freedom 2010	1,673,221,085	2,915,630,511
Freedom 2015	1,729,602,094	2,147,182,209
Freedom 2020	3,599,107,395	5,090,682,418
Freedom 2025	1,924,797,901	2,115,779,987
Freedom 2030	2,616,116,542	3,300,119,124
Freedom 2035	1,260,926,656	1,247,783,077
Freedom 2040	1,608,066,144	1,823,282,828
Freedom 2045	553,159,263	396,725,762
Freedom 2050	443,696,741	316,229,598

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of certain Funds. This involved a taxable redemption of certain Funds' interest, or partial interest, in Fidelity Europe Fund for securities in-kind and non-taxable exchanges of those securities for shares of Fidelity Series International Growth Fund and Fidelity Series International Value Fund. Realized gains and losses on redemptions of Fidelity Europe Fund in connection with the reallocation are presented in the accompanying Statement of Operations as "Realized gain (loss) on sale of underlying fund shares."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments - continued

Details of these transactions with the related gain/(loss) for the Funds are presented in the accompanying table:

	Value of Cash and Securities reallocated	Realized Gain/(Loss) on redemptions of Fidelity Europe Fund
Freedom 2000	$ 101,315	$ 7,209
Freedom 2005	5,287,243	(2,254,760)
Freedom 2010	72,781,751	(25,546,061)
Freedom 2015	58,391,028	(25,221,283)
Freedom 2020	166,802,239	(38,416,307)
Freedom 2025	80,049,760	(33,770,835)
Freedom 2030	143,089,100	(55,390,325)
Freedom 2035	59,798,705	(24,911,463)
Freedom 2040	87,895,386	(36,764,319)
Freedom 2045	19,512,928	(6,864,298)
Freedom 2050	18,913,699	(8,312,888)

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

During the period ended September 30, 2010, this reimbursement reduced each Fund's expenses by the following:

Reimbursement from adviser
Freedom Income	$ 5,171
Freedom 2000	3,066
Freedom 2005	1,848
Freedom 2010	19,941
Freedom 2015	16,329
Freedom 2020	37,227
Freedom 2025	17,152
Freedom 2030	26,545
Freedom 2035	11,208
Freedom 2040	15,693
Freedom 2045	3,878
Freedom 2050	3,106

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Semiannual Report

6. Other - continued

	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2030
Fidelity Disciplined Equity Fund	-	-	13%	12%
Fidelity Series 100 Index Fund	-	-	16%	14%
Fidelity Series All-Sector Equity Fund	-	-	16%	14%
Fidelity Series Commodity Strategy Fund	-	-	16%	14%
Fidelity Series Emerging Markets Fund	-	-	16%	15%
Fidelity Series Inflation-Protected Bond Index Fund	19%	15%	24%	-
Fidelity Series International Growth Fund	-	-	16%	15%
Fidelity Series International Small Cap Fund	-	-	16%	15%
Fidelity Series International Value Fund	-	-	16%	15%
Fidelity Series Investment Grade Bond Fund	12%	11%	21%	11%
Fidelity Series Large Cap Value Fund	-	-	16%	14%
Fidelity Series Small Cap Opportunities Fund	-	-	15%	13%
Fidelity Small Cap Growth Fund	-	-	10%	-
Fidelity Strategic Real Return Fund	-	-	15%	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

% of shares held
Fidelity Capital & Income Fund	24%
Fidelity Disciplined Equity Fund	62%
Fidelity Europe Fund	41%
Fidelity High Income Fund	38%
Fidelity Japan Fund	31%
Fidelity Overseas Fund	45%
Fidelity Series 100 Index Fund	76%
Fidelity Series All-Sector Equity Fund	75%
Fidelity Series Commodity Strategy Fund	74%
Fidelity Series Emerging Markets Fund	75%
Fidelity Series Inflation-Protected Bond Index Fund	78%
Fidelity Series International Growth Fund	75%
Fidelity Series International Small Cap Fund	75%
Fidelity Series International Value Fund	75%
Fidelity Series Investment Grade Bond Fund	76%
Fidelity Series Large Cap Value Fund	76%
Fidelity Series Small Cap Opportunities Fund	71%
Fidelity Short-Term Bond Fund	26%
Fidelity Small Cap Growth Fund	47%
Fidelity Small Cap Value Fund	32%
Fidelity Strategic Real Return Fund	54%

Subsequent to period end, Strategic Advisers reallocated investments of certain Funds. This involved a taxable redemption of certain Funds' interest in Fidelity Europe Fund for securities in-kind and a non-taxable exchange of those securities for shares of Fidelity Series International Growth Fund and Fidelity Series International Value Fund. As a result of this redemption, the Freedom Funds' ownership of Fidelity Europe Fund was reduced to 0%.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For each of Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, and Freedom Income Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark").

Because each of Freedom 2045 Fund and Freedom 2050 Fund had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark").

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations (for each fund other than Freedom Income Fund).

Fidelity Freedom 2000 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Freedom 2005 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Freedom 2010 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Fidelity Freedom 2015 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Freedom 2020 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Freedom 2025 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Freedom 2030 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Fidelity Freedom 2035 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Freedom 2040 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Freedom 2045 Fund

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Freedom 2050 Fund

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Fidelity Freedom Income Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses (which include the fees and expenses of underlying funds) compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Freedom 2000 Fund

Fidelity Freedom 2005 Fund

Semiannual Report

Fidelity Freedom 2010 Fund

Fidelity Freedom 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Freedom 2020 Fund

Fidelity Freedom 2025 Fund

Semiannual Report

Fidelity Freedom 2030 Fund

Fidelity Freedom 2035 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Freedom 2040 Fund

Fidelity Freedom 2045 Fund

Semiannual Report

Fidelity Freedom 2050 Fund

Fidelity Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that, for Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund and Freedom Income Fund, it had approved an amendment (effective May 19, 2005) to each fund's management contract that eliminated the management fee that the fund paid to Strategic Advisers. The Board considered that each fund's chart reflects the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each fund's total expenses, the Board considered that the funds do not pay transfer agent fees. Instead, each underlying fund (or the retail class of the underlying fund, if that underlying fund offers multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expenses ranked below its competitive median for 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FF-USAN-1110
1.792160.107

Fidelity Freedom K® Funds -
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Semiannual Report

September 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Freedom K® Income Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2000 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2005 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2010 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2015 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2020 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2025 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2030 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2035 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2040 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2045 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2050 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities staged a rally during the third quarter of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remained about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Fidelity Freedom K® Income Fund	.05%
Actual		$ 1,000.00	$ 1,027.20	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2000 Fund	.05%
Actual		$ 1,000.00	$ 1,026.90	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2005 Fund	.05%
Actual		$ 1,000.00	$ 1,022.60	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2010 Fund	.05%
Actual		$ 1,000.00	$ 1,023.50	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2015 Fund	.05%
Actual		$ 1,000.00	$ 1,022.80	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2020 Fund	.05%
Actual		$ 1,000.00	$ 1,018.10	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2025 Fund	.05%
Actual		$ 1,000.00	$ 1,015.00	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2030 Fund	.05%
Actual		$ 1,000.00	$ 1,011.50	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2035 Fund	.05%
Actual		$ 1,000.00	$ 1,006.80	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Fidelity Freedom K® 2040 Fund	.05%
Actual		$ 1,000.00	$ 1,005.10	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2045 Fund	.05%
Actual		$ 1,000.00	$ 1,004.80	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2050 Fund	.05%
Actual		$ 1,000.00	$ 1,001.30	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Freedom K® Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	0.8	0.9
Fidelity Disciplined Equity Fund Class F	2.5	3.1
Fidelity Equity-Income Fund Class F	0.5	1.7
Fidelity Growth Company Fund Class F	2.2	2.7
Fidelity Series 100 Index Fund	1.7	2.1
Fidelity Series All-Sector Equity Fund Class F	2.8	2.9
Fidelity Series Large Cap Value Fund Class F	2.6	3.1
Fidelity Series Small Cap Opportunities Fund Class F	0.4	0.5
Fidelity Small Cap Growth Fund Class F	0.3	0.3
Fidelity Small Cap Value Fund Class F	0.3	0.3
	14.1	17.6
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.9	0.5
Fidelity Japan Fund Class F	0.0*	0.0
Fidelity Overseas Fund Class F	1.0	0.5
Fidelity Series International Growth Fund Class F	1.0	0.2
Fidelity Series International Small Cap Fund Class F	0.2	0.1
Fidelity Series International Value Fund Class F	0.9	0.2
	4.0	1.5

	% of fund's net assets	% of fund's net assets 6 months ago
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	0.7	0.2
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	2.6	2.6
Fidelity High Income Fund Class F	2.6	2.6
	5.2	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.3	4.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	20.7	22.3
Fidelity Strategic Real Return Fund Class F	4.9	6.7
Fidelity Total Bond Fund Class F	0.0	2.0
	25.6	31.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	19.6	19.7
Fidelity Short Term Bond Fund Class F	19.7	19.8
	39.3	39.5
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.8%
Domestic Equity Funds	14.1%
Developed International Equity Funds	4.0%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	10.3%
Investment Grade Bond Funds	25.6%
Short-Term Funds	39.3%

Six months ago
Commodity Funds	0.6%
Domestic Equity Funds	17.6%
Developed International Equity Funds	1.5%
Emerging Markets Equity Funds	0.2%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	4.4%
Investment Grade Bond Funds	31.0%
Short-Term Funds	39.5%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom K® Income Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.9%
	Shares	Value
Commodity Funds - 0.8%
Fidelity Series Commodity Strategy Fund Class F	286,066	$ 3,132,425
Domestic Equity Funds - 14.1%
Fidelity Blue Chip Growth Fund Class F	83,699	3,339,601
Fidelity Disciplined Equity Fund Class F	467,059	9,733,511
Fidelity Equity-Income Fund Class F	49,319	1,978,663
Fidelity Growth Company Fund Class F	115,036	8,572,467
Fidelity Series 100 Index Fund	821,244	6,619,226
Fidelity Series All-Sector Equity Fund Class F	912,833	10,871,844
Fidelity Series Large Cap Value Fund Class F	918,487	10,452,383
Fidelity Series Small Cap Opportunities Fund Class F (a)	190,700	1,750,622
Fidelity Small Cap Growth Fund Class F (a)	80,385	1,090,023
Fidelity Small Cap Value Fund Class F	78,578	1,095,370
TOTAL DOMESTIC EQUITY FUNDS		55,503,710
TOTAL DOMESTIC EQUITY FUNDS (Cost $56,495,964)		58,636,135
International Equity Funds - 4.7%

Developed International Equity Funds - 4.0%
Fidelity Diversified International Fund Class F	130,740	3,710,411
Fidelity Japan Fund Class F	15,480	159,905
Fidelity Overseas Fund Class F	123,235	3,713,070
Fidelity Series International Growth Fund Class F	361,442	3,758,995
Fidelity Series International Small Cap Fund Class F	66,742	734,827
Fidelity Series International Value Fund Class F	386,197	3,688,186
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		15,765,394
Emerging Markets Equity Funds - 0.7%
Fidelity Series Emerging Markets Fund Class F	145,803	2,639,042
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,889,896)		18,404,436
Bond Funds - 41.1%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund Class F	1,121,561	$ 10,172,560
Fidelity High Income Fund Class F	1,152,361	10,175,349
TOTAL HIGH YIELD BOND FUNDS		20,347,909
Inflation-Protected Bond Funds - 10.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,806,228	40,612,455
Investment Grade Bond Funds - 25.6%
Fidelity Series Investment Grade Bond Fund Class F	6,819,832	81,496,991
Fidelity Strategic Real Return Fund Class F	2,138,022	19,520,137
TOTAL INVESTMENT GRADE BOND FUNDS		101,017,128
TOTAL BOND FUNDS (Cost $156,693,704)		161,977,492
Short-Term Funds - 39.3%

Fidelity Institutional Money Market Portfolio Class F	77,319,885	77,319,885
Fidelity Short Term Bond Fund Class F	9,157,497	77,838,728
TOTAL SHORT-TERM FUNDS (Cost $154,231,200)		155,158,613
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $384,310,764)	394,176,676
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,696)
NET ASSETS - 100%	$ 394,160,980
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $384,310,764) - See accompanying schedule		$ 394,176,676
Receivable for investments sold		465,275
Receivable for fund shares sold		520,608
Total assets		395,162,559

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	831,216
Payable for fund shares redeemed	154,675
Transfer agent fee payable	15,686
Total liabilities		1,001,579

Net Assets		$ 394,160,980
Net Assets consist of:
Paid in capital		$ 383,676,336
Undistributed net investment income		669,468
Accumulated undistributed net realized gain (loss) on investments		(50,736)
Net unrealized appreciation (depreciation) on investments		9,865,912
Net Assets, for 34,805,230 shares outstanding		$ 394,160,980
Net Asset Value, offering price and redemption price per share ($394,160,980 ÷ 34,805,230 shares)		$ 11.32

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,126,356

Expenses
Transfer agent fees	$ 69,720
Independent trustees' compensation	413
Total expenses		70,133
Net investment income (loss)		2,056,223
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(53,355)
Capital gain distributions from underlying funds	48,159	(5,196)
Change in net unrealized appreciation (depreciation) on underlying funds		8,177,003
Net gain (loss)		8,171,807
Net increase (decrease) in net assets resulting from operations		$ 10,228,030

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,056,223	$ 604,437
Net realized gain (loss)	(5,196)	260,460
Change in net unrealized appreciation (depreciation)	8,177,003	1,688,909
Net increase (decrease) in net assets resulting from operations	10,228,030	2,553,806
Distributions to shareholders from net investment income	(1,603,073)	(388,119)
Distributions to shareholders from net realized gain	(164,848)	(141,152)
Total distributions	(1,767,921)	(529,271)
Share transactions Proceeds from sales of shares	299,744,910	130,282,128
Reinvestment of distributions	1,767,921	529,271
Cost of shares redeemed	(39,588,737)	(9,059,157)
Net increase (decrease) in net assets resulting from share transactions	261,924,094	121,752,242
Total increase (decrease) in net assets	270,384,203	123,776,777
Net Assets
Beginning of period	123,776,777	-
End of period (including undistributed net investment income of $669,468 and undistributed net investment income of $216,318, respectively)	$ 394,160,980	$ 123,776,777
Other Information Shares
Sold	27,062,258	11,929,920
Issued in reinvestment of distributions	159,878	48,564
Redeemed	(3,568,174)	(827,216)
Net increase (decrease)	23,653,962	11,151,268

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.09	.17
Net realized and unrealized gain (loss)	.21	1.09
Total from investment operations	.30	1.26
Distributions from net investment income	(.07)	(.13)
Distributions from net realized gain	(.01)	(.03)
Total distributions	(.08)	(.16)
Net asset value, end of period	$ 11.32	$ 11.10
Total Return B	2.72%	12.66%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	1.54% A	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 394,161	$ 123,777
Portfolio turnover rate	29% A	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.1	0.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	0.9	1.0
Fidelity Disciplined Equity Fund Class F	2.6	3.4
Fidelity Equity-Income Fund Class F	0.5	1.9
Fidelity Growth Company Fund Class F	2.3	2.9
Fidelity Series 100 Index Fund	1.7	2.3
Fidelity Series All-Sector Equity Fund Class F	2.9	3.1
Fidelity Series Large Cap Value Fund Class F	2.8	3.3
Fidelity Series Small Cap Opportunities Fund Class F	0.5	0.6
Fidelity Small Cap Growth Fund Class F	0.3	0.3
Fidelity Small Cap Value Fund Class F	0.3	0.3
	14.8	19.1
Developed International Equity Funds
Fidelity Diversified International Fund Class F	1.0	0.6
Fidelity Europe Fund Class F	0.0*	0.0*
Fidelity Japan Fund Class F	0.0*	0.0*
Fidelity Overseas Fund Class F	1.0	0.6
Fidelity Series International Growth Fund Class F	1.0	0.2
Fidelity Series International Small Cap Fund Class F	0.2	0.1
Fidelity Series International Value Fund Class F	1.0	0.2
	4.2	1.7

	% of fund's net assets	% of fund's net assets 6 months ago
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	0.7	0.2
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	2.6	2.6
Fidelity High Income Fund Class F	2.6	2.6
	5.2	5.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.9	4.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	19.2	21.3
Fidelity Strategic Real Return Fund Class F	4.7	6.5
Fidelity Total Bond Fund Class F	0.0	1.8
	23.9	29.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	19.5	19.6
Fidelity Short Term Bond Fund Class F	19.7	19.7
	39.2	39.3
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.1%
Domestic Equity Funds	14.8%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	23.9%
Short-Term Funds	39.2%

Six months ago
Commodity Funds	0.8%
Domestic Equity Funds	19.1%
Developed International Equity Funds	1.7%
Emerging Markets Equity Funds	0.2%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	4.1%
Investment Grade Bond Funds	29.6%
Short-Term Funds	39.3%

Expected
Commodity Funds	2.2%
Domestic Equity Funds	13.0%
Developed International Equity Funds	4.7%
Emerging Markets Equity Funds	0.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	11.7%
Investment Grade Bond Funds	22.5%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom K® 2000 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.9%
	Shares	Value
Commodity Funds - 2.1%
Fidelity Series Commodity Strategy Fund Class F	517,686	$ 5,668,657
Domestic Equity Funds - 14.8%
Fidelity Blue Chip Growth Fund Class F	61,141	2,439,528
Fidelity Disciplined Equity Fund Class F	341,230	7,111,233
Fidelity Equity-Income Fund Class F	35,601	1,428,308
Fidelity Growth Company Fund Class F	84,044	6,262,978
Fidelity Series 100 Index Fund	600,247	4,837,988
Fidelity Series All-Sector Equity Fund Class F	667,997	7,955,847
Fidelity Series Large Cap Value Fund Class F	671,743	7,644,440
Fidelity Series Small Cap Opportunities Fund Class F (a)	139,488	1,280,502
Fidelity Small Cap Growth Fund Class F (a)	58,829	797,716
Fidelity Small Cap Value Fund Class F	57,547	802,209
TOTAL DOMESTIC EQUITY FUNDS		40,560,749
TOTAL DOMESTIC EQUITY FUNDS (Cost $45,183,809)		46,229,406
International Equity Funds - 4.9%

Developed International Equity Funds - 4.2%
Fidelity Diversified International Fund Class F	95,837	2,719,858
Fidelity Europe Fund Class F	316	9,320
Fidelity Japan Fund Class F	12,189	125,912
Fidelity Overseas Fund Class F	90,274	2,719,957
Fidelity Series International Growth Fund Class F	264,924	2,755,205
Fidelity Series International Small Cap Fund Class F	48,884	538,218
Fidelity Series International Value Fund Class F	282,918	2,701,864
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		11,570,334
Emerging Markets Equity Funds - 0.7%
Fidelity Series Emerging Markets Fund Class F	107,051	1,937,624
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,523,611)		13,507,958
Bond Funds - 39.0%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund Class F	779,519	$ 7,070,239
Fidelity High Income Fund Class F	801,061	7,073,370
TOTAL HIGH YIELD BOND FUNDS		14,143,609
Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,554,878	27,260,549
Investment Grade Bond Funds - 23.9%
Fidelity Series Investment Grade Bond Fund Class F	4,413,323	52,739,205
Fidelity Strategic Real Return Fund Class F	1,396,967	12,754,305
TOTAL INVESTMENT GRADE BOND FUNDS		65,493,510
TOTAL BOND FUNDS (Cost $103,240,827)		106,897,668
Short-Term Funds - 39.2%

Fidelity Institutional Money Market Portfolio Class F	53,600,735	53,600,735
Fidelity Short Term Bond Fund Class F	6,348,098	53,958,838
TOTAL SHORT-TERM FUNDS (Cost $106,835,311)		107,559,573
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $267,783,558)	274,194,605
NET OTHER ASSETS (LIABILITIES) - 0.0%	(11,263)
NET ASSETS - 100%	$ 274,183,342
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $267,783,558) - See accompanying schedule		$ 274,194,605
Receivable for investments sold		276,028
Receivable for fund shares sold		272,748
Total assets		274,743,381

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	369,904
Payable for fund shares redeemed	178,874
Transfer agent fee payable	11,260
Total liabilities		560,039

Net Assets		$ 274,183,342
Net Assets consist of:
Paid in capital		$ 266,414,733
Undistributed net investment income		1,542,618
Accumulated undistributed net realized gain (loss) on investments		(185,056)
Net unrealized appreciation (depreciation) on investments		6,411,047
Net Assets, for 23,896,192 shares outstanding		$ 274,183,342
Net Asset Value, offering price and redemption price per share ($274,183,342 ÷ 23,896,192 shares)		$ 11.47

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,642,121

Expenses
Transfer agent fees	$ 55,446
Independent trustees' compensation	334
Total expenses		55,780
Net investment income (loss)		1,586,341
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(211,228)
Capital gain distributions from underlying funds	80,685	(130,543)
Change in net unrealized appreciation (depreciation) on underlying funds		4,778,977
Net gain (loss)		4,648,434
Net increase (decrease) in net assets resulting from operations		$ 6,234,775

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,586,341	$ 583,523
Net realized gain (loss)	(130,543)	354,117
Change in net unrealized appreciation (depreciation)	4,778,977	1,632,070
Net increase (decrease) in net assets resulting from operations	6,234,775	2,569,710
Distributions to shareholders from net investment income	(342,223)	(285,023)
Distributions to shareholders from net realized gain	(171,111)	(237,519)
Total distributions	(513,334)	(522,542)
Share transactions Proceeds from sales of shares	203,512,078	91,423,228
Reinvestment of distributions	513,334	522,542
Cost of shares redeemed	(23,037,441)	(6,519,008)
Net increase (decrease) in net assets resulting from share transactions	180,987,971	85,426,762
Total increase (decrease) in net assets	186,709,412	87,473,930
Net Assets
Beginning of period	87,473,930	-
End of period (including undistributed net investment income of $1,542,618 and undistributed net investment income of $298,500, respectively)	$ 274,183,342	$ 87,473,930
Other Information Shares
Sold	18,094,270	8,351,510
Issued in reinvestment of distributions	45,915	47,634
Redeemed	(2,053,153)	(589,984)
Net increase (decrease)	16,087,032	7,809,160

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.08	.19
Net realized and unrealized gain (loss)	.22	1.12
Total from investment operations	.30	1.31
Distributions from net investment income	(.02)	(.06)
Distributions from net realized gain	(.01)	(.05)
Total distributions	(.03)	(.11)
Net asset value, end of period	$ 11.47	$ 11.20
Total Return B	2.69%	13.12%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	1.50% A	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 274,183	$ 87,474
Portfolio turnover rate	31% A	35% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.0	1.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.7	1.7
Fidelity Disciplined Equity Fund Class F	5.0	6.1
Fidelity Equity-Income Fund Class F	1.0	3.4
Fidelity Growth Company Fund Class F	4.4	5.2
Fidelity Series 100 Index Fund	3.4	4.1
Fidelity Series All-Sector Equity Fund Class F	5.6	5.5
Fidelity Series Large Cap Value Fund Class F	5.4	5.9
Fidelity Series Small Cap Opportunities Fund Class F	0.9	1.0
Fidelity Small Cap Growth Fund Class F	0.5	0.6
Fidelity Small Cap Value Fund Class F	0.6	0.6
	28.5	34.1
Developed International Equity Funds
Fidelity Diversified International Fund Class F	2.2	2.9
Fidelity Europe Fund Class F	0.5	1.1
Fidelity Japan Fund Class F	0.2	0.4
Fidelity Overseas Fund Class F	2.2	2.8
Fidelity Series International Growth Fund Class F	2.2	0.4
Fidelity Series International Small Cap Fund Class F	0.4	0.1
Fidelity Series International Value Fund Class F	2.1	0.4
	9.8	8.1

	% of fund's net assets	% of fund's net assets 6 months ago
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.6	0.8
Fidelity Southeast Asia Fund Class F	0.0	0.1
	1.6	0.9
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	2.5	2.6
Fidelity High Income Fund Class F	2.6	2.5
	5.1	5.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.5	3.6
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	18.1	20.4
Fidelity Strategic Real Return Fund Class F	4.3	6.2
Fidelity Total Bond Fund Class F	0.0	1.8
	22.4	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	10.0	9.0
Fidelity Short Term Bond Fund Class F	10.1	9.1
	20.1	18.1
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.0%
Domestic Equity Funds	28.5%
Developed International Equity Funds	9.8%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.5%
Investment Grade Bond Funds	22.4%
Short-Term Funds	20.1%

Six months ago
Commodity Funds	1.7%
Domestic Equity Funds	34.1%
Developed International Equity Funds	8.1%
Emerging Markets Equity Funds	0.9%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	3.6%
Investment Grade Bond Funds	28.4%
Short-Term Funds	18.1%

Expected
Commodity Funds	4.5%
Domestic Equity Funds	25.7%
Developed International Equity Funds	9.4%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.0%
Investment Grade Bond Funds	20.9%
Short-Term Funds	22.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom K® 2005 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.5%
	Shares	Value
Commodity Funds - 4.0%
Fidelity Series Commodity Strategy Fund Class F	582,327	$ 6,376,480
Domestic Equity Funds - 28.5%
Fidelity Blue Chip Growth Fund Class F	67,533	2,694,554
Fidelity Disciplined Equity Fund Class F	375,860	7,832,926
Fidelity Equity-Income Fund Class F	38,843	1,558,394
Fidelity Growth Company Fund Class F	92,563	6,897,775
Fidelity Series 100 Index Fund	660,915	5,326,976
Fidelity Series All-Sector Equity Fund Class F	737,270	8,780,882
Fidelity Series Large Cap Value Fund Class F	740,843	8,430,789
Fidelity Series Small Cap Opportunities Fund Class F (a)	153,436	1,408,545
Fidelity Small Cap Growth Fund Class F (a)	64,798	878,656
Fidelity Small Cap Value Fund Class F	63,369	883,366
TOTAL DOMESTIC EQUITY FUNDS		44,692,863
TOTAL DOMESTIC EQUITY FUNDS (Cost $48,791,395)		51,069,343
International Equity Funds - 11.4%

Developed International Equity Funds - 9.8%
Fidelity Diversified International Fund Class F	122,386	3,473,313
Fidelity Europe Fund Class F	25,494	753,099
Fidelity Japan Fund Class F	27,059	279,523
Fidelity Overseas Fund Class F	115,160	3,469,782
Fidelity Series International Growth Fund Class F	329,470	3,426,484
Fidelity Series International Small Cap Fund Class F	59,736	657,690
Fidelity Series International Value Fund Class F	352,329	3,364,739
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		15,424,630
Emerging Markets Equity Funds - 1.6%
Fidelity Series Emerging Markets Fund Class F	132,989	2,407,108
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,448,826)		17,831,738
Bond Funds - 36.0%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Capital & Income Fund Class F	440,475	$ 3,995,106
Fidelity High Income Fund Class F	453,035	4,000,299
TOTAL HIGH YIELD BOND FUNDS		7,995,405
Inflation-Protected Bond Funds - 8.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,249,077	13,327,652
Investment Grade Bond Funds - 22.4%
Fidelity Series Investment Grade Bond Fund Class F	2,374,162	28,371,234
Fidelity Strategic Real Return Fund Class F	751,422	6,860,481
TOTAL INVESTMENT GRADE BOND FUNDS		35,231,715
TOTAL BOND FUNDS (Cost $54,528,095)		56,554,772
Short-Term Funds - 20.1%

Fidelity Institutional Money Market Portfolio Class F	15,728,276	15,728,276
Fidelity Short Term Bond Fund Class F	1,862,785	15,833,675
TOTAL SHORT-TERM FUNDS (Cost $31,372,777)		31,561,951
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $151,141,093)	157,017,804
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,475)
NET ASSETS - 100%	$ 157,011,329
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $151,141,093) - See accompanying schedule		$ 157,017,804
Receivable for investments sold		159,317
Receivable for fund shares sold		108,410
Total assets		157,285,531

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	180,680
Payable for fund shares redeemed	87,049
Transfer agent fee payable	6,472
Total liabilities		274,202

Net Assets		$ 157,011,329
Net Assets consist of:
Paid in capital		$ 150,556,289
Undistributed net investment income		669,834
Accumulated undistributed net realized gain (loss) on investments		(91,505)
Net unrealized appreciation (depreciation) on investments		5,876,711
Net Assets, for 13,023,329 shares outstanding		$ 157,011,329
Net Asset Value, offering price and redemption price per share ($157,011,329 ÷ 13,023,329 shares)		$ 12.06

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 723,549

Expenses
Transfer agent fees	$ 29,523
Independent trustees' compensation	177
Total expenses		29,700
Net investment income (loss)		693,849
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(127,112)
Capital gain distributions from underlying funds	92,556	(34,556)
Change in net unrealized appreciation (depreciation) on underlying funds		4,252,259
Net gain (loss)		4,217,703
Net increase (decrease) in net assets resulting from operations		$ 4,911,552

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 693,849	$ 354,814
Net realized gain (loss)	(34,556)	260,156
Change in net unrealized appreciation (depreciation)	4,252,259	1,624,452
Net increase (decrease) in net assets resulting from operations	4,911,552	2,239,422
Distributions to shareholders from net investment income	(210,629)	(168,200)
Distributions to shareholders from net realized gain	(182,545)	(134,560)
Total distributions	(393,174)	(302,760)
Share transactions Proceeds from sales of shares	104,331,218	67,784,563
Reinvestment of distributions	393,174	302,759
Cost of shares redeemed	(17,314,479)	(4,940,946)
Net increase (decrease) in net assets resulting from share transactions	87,409,913	63,146,376
Total increase (decrease) in net assets	91,928,291	65,083,038

Net Assets
Beginning of period	65,083,038	-
End of period (including undistributed net investment income of $669,834 and undistributed net investment income of $186,614, respectively)	$ 157,011,329	$ 65,083,038
Other Information Shares
Sold	8,978,903	5,890,801
Issued in reinvestment of distributions	33,691	26,190
Redeemed	(1,481,124)	(425,132)
Net increase (decrease)	7,531,470	5,491,859

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.18
Net realized and unrealized gain (loss)	.20	1.76
Total from investment operations	.27	1.94
Distributions from net investment income	(.03)	(.05)
Distributions from net realized gain	(.03)	(.04)
Total distributions	(.06)	(.09)
Net asset value, end of period	$ 12.06	$ 11.85
Total Return B	2.26%	19.42%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.06% A
Expenses net of fee waivers, if any	.05% A	.06% A
Expenses net of all reductions	.05% A	.06% A
Net investment income (loss)	1.25% A	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,011	$ 65,083
Portfolio turnover rate	44% A	40% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.7	1.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.0	1.9
Fidelity Disciplined Equity Fund Class F	5.7	6.7
Fidelity Equity-Income Fund Class F	1.1	3.7
Fidelity Growth Company Fund Class F	5.0	5.6
Fidelity Series 100 Index Fund	3.9	4.5
Fidelity Series All-Sector Equity Fund Class F	6.4	6.0
Fidelity Series Large Cap Value Fund Class F	6.2	6.4
Fidelity Series Small Cap Opportunities Fund Class F	1.0	1.1
Fidelity Small Cap Growth Fund Class F	0.6	0.7
Fidelity Small Cap Value Fund Class F	0.6	0.6
	32.5	37.2
Developed International Equity Funds
Fidelity Diversified International Fund Class F	2.6	3.5
Fidelity Europe Fund Class F	0.6	1.4
Fidelity Japan Fund Class F	0.2	0.5
Fidelity Overseas Fund Class F	2.7	3.4
Fidelity Series International Growth Fund Class F	2.6	0.5
Fidelity Series International Small Cap Fund Class F	0.5	0.1
Fidelity Series International Value Fund Class F	2.6	0.5
	11.8	9.9

	% of fund's net assets	% of fund's net assets 6 months ago
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.8	1.0
Fidelity Southeast Asia Fund Class F	0.0	0.2
	1.8	1.2
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	2.6	2.7
Fidelity High Income Fund Class F	2.5	2.6
	5.1	5.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.8	3.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	20.2	22.4
Fidelity Strategic Real Return Fund Class F	5.0	6.7
Fidelity Total Bond Fund Class F	0.0	2.1
	25.2	31.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.0	5.0
Fidelity Short Term Bond Fund Class F	5.1	5.0
	10.1	10.0
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.7%
Domestic Equity Funds	32.5%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	25.2%
Short-Term Funds	10.1%

Six months ago
Commodity Funds	1.8%
Domestic Equity Funds	37.2%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.3%
Inflation-Protected Bond Funds	3.4%
Investment Grade Bond Funds	31.2%
Short-Term Funds	10.0%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	30.8%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	24.2%
Short-Term Funds	10.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom K® 2010 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Commodity Funds - 4.7%
Fidelity Series Commodity Strategy Fund Class F	6,602,999	$ 72,302,838
Domestic Equity Funds - 32.5%
Fidelity Blue Chip Growth Fund Class F	760,273	30,334,899
Fidelity Disciplined Equity Fund Class F	4,242,466	88,412,997
Fidelity Equity-Income Fund Class F	428,219	17,180,145
Fidelity Growth Company Fund Class F	1,043,913	77,792,419
Fidelity Series 100 Index Fund	7,460,069	60,128,153
Fidelity Series All-Sector Equity Fund Class F	8,324,148	99,140,597
Fidelity Series Large Cap Value Fund Class F	8,366,030	95,205,421
Fidelity Series Small Cap Opportunities Fund Class F (a)	1,737,519	15,950,426
Fidelity Small Cap Growth Fund Class F (a)	732,978	9,939,178
Fidelity Small Cap Value Fund Class F	717,015	9,995,194
TOTAL DOMESTIC EQUITY FUNDS		504,079,429
TOTAL DOMESTIC EQUITY FUNDS (Cost $555,987,726)		576,382,267
International Equity Funds - 13.6%

Developed International Equity Funds - 11.8%
Fidelity Diversified International Fund Class F	1,437,424	40,794,103
Fidelity Europe Fund Class F	325,796	9,624,024
Fidelity Japan Fund Class F	312,464	3,227,752
Fidelity Overseas Fund Class F	1,356,111	40,859,613
Fidelity Series International Growth Fund Class F	3,870,324	40,251,366
Fidelity Series International Small Cap Fund Class F	698,996	7,695,943
Fidelity Series International Value Fund Class F	4,130,841	39,449,534
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		181,902,335
Emerging Markets Equity Funds - 1.8%
Fidelity Series Emerging Markets Fund Class F	1,565,666	28,338,559
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $195,371,719)		210,240,894
Bond Funds - 39.1%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Capital & Income Fund Class F	4,338,123	$ 39,346,780
Fidelity High Income Fund Class F	4,451,921	39,310,466
TOTAL HIGH YIELD BOND FUNDS		78,657,246
Inflation-Protected Bond Funds - 8.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	12,725,681	135,783,011
Investment Grade Bond Funds - 25.2%
Fidelity Series Investment Grade Bond Fund Class F	26,283,258	314,084,940
Fidelity Strategic Real Return Fund Class F	8,450,364	77,151,821
TOTAL INVESTMENT GRADE BOND FUNDS		391,236,761
TOTAL BOND FUNDS (Cost $584,131,898)		605,677,018
Short-Term Funds - 10.1%

Fidelity Institutional Money Market Portfolio Class F	77,951,953	77,951,953
Fidelity Short Term Bond Fund Class F	9,235,694	78,503,400
TOTAL SHORT-TERM FUNDS (Cost $155,433,341)		156,455,353
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,490,924,684)	1,548,755,532
NET OTHER ASSETS (LIABILITIES) - 0.0%	(62,970)
NET ASSETS - 100%	$ 1,548,692,562
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,490,924,684) - See accompanying schedule		$ 1,548,755,532
Receivable for investments sold		2,655,689
Receivable for fund shares sold		704,878
Total assets		1,552,116,099

Liabilities
Payable for investments purchased	$ 1,751,395
Payable for fund shares redeemed	1,609,206
Transfer agent fee payable	62,936
Total liabilities		3,423,537

Net Assets		$ 1,548,692,562
Net Assets consist of:
Paid in capital		$ 1,485,386,305
Undistributed net investment income		6,806,225
Accumulated undistributed net realized gain (loss) on investments		(1,330,816)
Net unrealized appreciation (depreciation) on investments		57,830,848
Net Assets, for 126,983,244 shares outstanding		$ 1,548,692,562
Net Asset Value, offering price and redemption price per share ($1,548,692,562 ÷ 126,983,244 shares)		$ 12.20

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,285,965

Expenses
Transfer agent fees	$ 294,968
Independent trustees' compensation	1,831
Total expenses		296,799
Net investment income (loss)		6,989,166
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,881,442)
Capital gain distributions from underlying funds	1,007,967	(873,475)
Change in net unrealized appreciation (depreciation) on underlying funds		40,961,343
Net gain (loss)		40,087,868
Net increase (decrease) in net assets resulting from operations		$ 47,077,034

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,989,166	$ 3,251,744
Net realized gain (loss)	(873,475)	2,684,403
Change in net unrealized appreciation (depreciation)	40,961,343	16,869,505
Net increase (decrease) in net assets resulting from operations	47,077,034	22,805,652
Distributions to shareholders from net investment income	(1,969,982)	(1,464,703)
Distributions to shareholders from net realized gain	(1,969,982)	(1,171,762)
Total distributions	(3,939,964)	(2,636,465)
Share transactions Proceeds from sales of shares	975,967,225	694,362,957
Reinvestment of distributions	3,939,964	2,636,465
Cost of shares redeemed	(150,055,467)	(41,464,839)
Net increase (decrease) in net assets resulting from share transactions	829,851,722	655,534,583
Total increase (decrease) in net assets	872,988,792	675,703,770

Net Assets
Beginning of period	675,703,770	-
End of period (including undistributed net investment income of $6,806,225 and undistributed net investment income of $1,787,041, respectively)	$ 1,548,692,562	$ 675,703,770
Other Information Shares
Sold	82,971,327	59,763,680
Issued in reinvestment of distributions	335,031	226,112
Redeemed	(12,765,522)	(3,547,384)
Net increase (decrease)	70,540,836	56,442,408

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.17
Net realized and unrealized gain (loss)	.21	1.89
Total from investment operations	.28	2.06
Distributions from net investment income	(.03)	(.05)
Distributions from net realized gain	(.03)	(.04)
Total distributions	(.05) G	(.09)
Net asset value, end of period	$ 12.20	$ 11.97
Total Return B	2.35%	20.62%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	1.23% A	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,548,693	$ 675,704
Portfolio turnover rate	40% A	29% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.05 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.8	2.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.0	2.0
Fidelity Disciplined Equity Fund Class F	5.9	6.9
Fidelity Equity-Income Fund Class F	1.1	3.8
Fidelity Growth Company Fund Class F	5.2	5.8
Fidelity Series 100 Index Fund	4.0	4.6
Fidelity Series All-Sector Equity Fund Class F	6.6	6.2
Fidelity Series Large Cap Value Fund Class F	6.3	6.7
Fidelity Series Small Cap Opportunities Fund Class F	1.0	1.1
Fidelity Small Cap Growth Fund Class F	0.7	0.7
Fidelity Small Cap Value Fund Class F	0.7	0.7
	33.5	38.5
Developed International Equity Funds
Fidelity Diversified International Fund Class F	2.7	3.7
Fidelity Europe Fund Class F	0.6	1.4
Fidelity Japan Fund Class F	0.2	0.5
Fidelity Overseas Fund Class F	2.7	3.5
Fidelity Series International Growth Fund Class F	2.7	0.6
Fidelity Series International Small Cap Fund Class F	0.5	0.1
Fidelity Series International Value Fund Class F	2.6	0.6
	12.0	10.4

	% of fund's net assets	% of fund's net assets 6 months ago
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.9	1.1
Fidelity Southeast Asia Fund Class F	0.0	0.2
	1.9	1.3
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	2.6	2.7
Fidelity High Income Fund Class F	2.6	2.7
	5.2	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.1	3.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	20.5	21.8
Fidelity Strategic Real Return Fund Class F	5.0	6.2
Fidelity Total Bond Fund Class F	0.0	2.1
	25.5	30.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	4.5	4.4
Fidelity Short Term Bond Fund Class F	4.5	4.4
	9.0	8.8
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.8%
Domestic Equity Funds	33.5%
Developed International Equity Funds	12.0%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	8.1%
Investment Grade Bond Funds	25.5%
Short-Term Funds	9.0%

Six months ago
Commodity Funds	2.0%
Domestic Equity Funds	38.5%
Developed International Equity Funds	10.4%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	3.5%
Investment Grade Bond Funds	30.1%
Short-Term Funds	8.8%

Expected
Commodity Funds	5.6%
Domestic Equity Funds	31.6%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	24.7%
Short-Term Funds	9.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom K® 2015 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.3%
	Shares	Value
Commodity Funds - 4.8%
Fidelity Series Commodity Strategy Fund Class F	7,694,099	$ 84,250,381
Domestic Equity Funds - 33.5%
Fidelity Blue Chip Growth Fund Class F	884,099	35,275,568
Fidelity Disciplined Equity Fund Class F	4,945,296	103,059,965
Fidelity Equity-Income Fund Class F	496,747	19,929,504
Fidelity Growth Company Fund Class F	1,215,378	90,569,935
Fidelity Series 100 Index Fund	8,690,495	70,045,386
Fidelity Series All-Sector Equity Fund Class F	9,704,912	115,585,503
Fidelity Series Large Cap Value Fund Class F	9,756,106	111,024,488
Fidelity Series Small Cap Opportunities Fund Class F (a)	2,024,328	18,583,331
Fidelity Small Cap Growth Fund Class F (a)	854,480	11,586,751
Fidelity Small Cap Value Fund Class F	835,735	11,650,149
TOTAL DOMESTIC EQUITY FUNDS		587,310,580
TOTAL DOMESTIC EQUITY FUNDS (Cost $643,928,958)		671,560,961
International Equity Funds - 13.9%

Developed International Equity Funds - 12.0%
Fidelity Diversified International Fund Class F	1,681,041	47,707,953
Fidelity Europe Fund Class F	351,774	10,391,412
Fidelity Japan Fund Class F	354,908	3,666,201
Fidelity Overseas Fund Class F	1,584,073	47,728,130
Fidelity Series International Growth Fund Class F	4,519,386	47,001,611
Fidelity Series International Small Cap Fund Class F	818,231	9,008,723
Fidelity Series International Value Fund Class F	4,823,566	46,065,054
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		211,569,084
Emerging Markets Equity Funds - 1.9%
Fidelity Series Emerging Markets Fund Class F	1,824,638	33,025,951
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $227,226,434)		244,595,035
Bond Funds - 38.8%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund Class F	5,012,563	$ 45,463,946
Fidelity High Income Fund Class F	5,139,889	45,385,224
TOTAL HIGH YIELD BOND FUNDS		90,849,170
Inflation-Protected Bond Funds - 8.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	13,378,773	142,751,504
Investment Grade Bond Funds - 25.5%
Fidelity Series Investment Grade Bond Fund Class F	30,135,825	360,123,109
Fidelity Strategic Real Return Fund Class F	9,604,637	87,690,334
TOTAL INVESTMENT GRADE BOND FUNDS		447,813,443
TOTAL BOND FUNDS (Cost $656,248,884)		681,414,117
Short-Term Funds - 9.0%

Fidelity Institutional Money Market Portfolio Class F	78,624,829	78,624,829
Fidelity Short Term Bond Fund Class F	9,316,199	79,187,688
TOTAL SHORT-TERM FUNDS (Cost $156,756,106)		157,812,517
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,684,160,382)	1,755,382,630
NET OTHER ASSETS (LIABILITIES) - 0.0%	(70,695)
NET ASSETS - 100%	$ 1,755,311,935
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,684,160,382) - See accompanying schedule		$ 1,755,382,630
Receivable for investments sold		2,096,374
Receivable for fund shares sold		1,234,332
Total assets		1,758,713,336

Liabilities
Payable for investments purchased	$ 2,013,603
Payable for fund shares redeemed	1,317,138
Transfer agent fee payable	70,660
Total liabilities		3,401,401

Net Assets		$ 1,755,311,935
Net Assets consist of:
Paid in capital		$ 1,677,106,760
Undistributed net investment income		7,573,303
Accumulated undistributed net realized gain (loss) on investments		(590,376)
Net unrealized appreciation (depreciation) on investments		71,222,248
Net Assets, for 143,621,129 shares outstanding		$ 1,755,311,935
Net Asset Value, offering price and redemption price per share ($1,755,311,935 ÷ 143,621,129 shares)		$ 12.22

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,238,665

Expenses
Transfer agent fees	$ 335,101
Independent trustees' compensation	2,121
Total expenses		337,222
Net investment income (loss)		7,901,443
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,297,598)
Capital gain distributions from underlying funds	1,165,509	(132,089)
Change in net unrealized appreciation (depreciation) on underlying funds		48,055,979
Net gain (loss)		47,923,890
Net increase (decrease) in net assets resulting from operations		$ 55,825,333

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,901,443	$ 5,103,464
Net realized gain (loss)	(132,089)	4,530,965
Change in net unrealized appreciation (depreciation)	48,055,979	23,166,269
Net increase (decrease) in net assets resulting from operations	55,825,333	32,800,698
Distributions to shareholders from net investment income	(2,568,277)	(2,863,327)
Distributions to shareholders from net realized gain	(2,739,495)	(2,249,757)
Total distributions	(5,307,772)	(5,113,084)
Share transactions Proceeds from sales of shares	955,943,347	876,846,062
Reinvestment of distributions	5,307,772	5,113,083
Cost of shares redeemed	(126,799,157)	(39,304,347)
Net increase (decrease) in net assets resulting from share transactions	834,451,962	842,654,798
Total increase (decrease) in net assets	884,969,523	870,342,412

Net Assets
Beginning of period	870,342,412	-
End of period (including undistributed net investment income of $7,573,303 and undistributed net investment income of $2,240,137, respectively)	$ 1,755,311,935	$ 870,342,412
Other Information Shares
Sold	81,491,515	75,347,988
Issued in reinvestment of distributions	450,193	437,016
Redeemed	(10,759,331)	(3,346,252)
Net increase (decrease)	71,182,377	72,438,752

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.19
Net realized and unrealized gain (loss)	.20	1.95
Total from investment operations	.27	2.14
Distributions from net investment income	(.03)	(.07)
Distributions from net realized gain	(.03)	(.06)
Total distributions	(.06)	(.13)
Net asset value, end of period	$ 12.22	$ 12.01
Total Return B	2.28%	21.38%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	1.23% A	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,755,312	$ 870,342
Portfolio turnover rate	30% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.6	2.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.4	2.4
Fidelity Disciplined Equity Fund Class F	7.0	8.3
Fidelity Equity-Income Fund Class F	1.3	4.6
Fidelity Growth Company Fund Class F	6.1	7.1
Fidelity Series 100 Index Fund	4.7	5.6
Fidelity Series All-Sector Equity Fund Class F	7.8	7.5
Fidelity Series Large Cap Value Fund Class F	7.5	8.1
Fidelity Series Small Cap Opportunities Fund Class F	1.3	1.4
Fidelity Small Cap Growth Fund Class F	0.8	0.8
Fidelity Small Cap Value Fund Class F	0.8	0.8
	39.7	46.6
Developed International Equity Funds
Fidelity Diversified International Fund Class F	3.3	4.4
Fidelity Europe Fund Class F	0.8	1.7
Fidelity Japan Fund Class F	0.3	0.6
Fidelity Overseas Fund Class F	3.3	4.2
Fidelity Series International Growth Fund Class F	3.2	0.8
Fidelity Series International Small Cap Fund Class F	0.6	0.2
Fidelity Series International Value Fund Class F	3.2	0.7
	14.7	12.6

	% of fund's net assets	% of fund's net assets 6 months ago
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.3	1.3
Fidelity Southeast Asia Fund Class F	0.0	0.2
	2.3	1.5
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	3.5	3.8
Fidelity High Income Fund Class F	3.4	3.6
	6.9	7.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	5.9	2.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	17.6	17.6
Fidelity Strategic Real Return Fund Class F	4.2	5.0
Fidelity Total Bond Fund Class F	0.0	1.8
	21.8	24.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	1.5	1.2
Fidelity Short Term Bond Fund Class F	1.6	1.3
	3.1	2.5
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.6%
Domestic Equity Funds	39.7%
Developed International Equity Funds	14.7%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	5.9%
Investment Grade Bond Funds	21.8%
Short-Term Funds	3.1%

Six months ago
Commodity Funds	2.5%
Domestic Equity Funds	46.6%
Developed International Equity Funds	12.6%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	2.5%
Investment Grade Bond Funds	24.4%
Short-Term Funds	2.5%

Expected
Commodity Funds	6.6%
Domestic Equity Funds	37.2%
Developed International Equity Funds	13.6%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	6.5%
Inflation-Protected Bond Funds	7.7%
Investment Grade Bond Funds	22.0%
Short-Term Funds	4.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom K® 2020 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.3%
	Shares	Value
Commodity Funds - 5.6%
Fidelity Series Commodity Strategy Fund Class F	18,438,086	$ 201,897,039
Domestic Equity Funds - 39.7%
Fidelity Blue Chip Growth Fund Class F	2,177,331	86,875,524
Fidelity Disciplined Equity Fund Class F	12,147,420	253,152,223
Fidelity Equity-Income Fund Class F	1,172,583	47,044,022
Fidelity Growth Company Fund Class F	2,981,866	222,208,619
Fidelity Series 100 Index Fund	21,333,348	171,946,782
Fidelity Series All-Sector Equity Fund Class F	23,892,282	284,557,080
Fidelity Series Large Cap Value Fund Class F	23,993,922	273,050,828
Fidelity Series Small Cap Opportunities Fund Class F (a)	4,975,026	45,670,742
Fidelity Small Cap Growth Fund Class F (a)	2,097,972	28,448,499
Fidelity Small Cap Value Fund Class F	2,052,452	28,611,181
TOTAL DOMESTIC EQUITY FUNDS		1,441,565,500
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,583,695,730)		1,643,462,539
International Equity Funds - 17.0%

Developed International Equity Funds - 14.7%
Fidelity Diversified International Fund Class F	4,207,143	119,398,720
Fidelity Europe Fund Class F	923,803	27,289,147
Fidelity Japan Fund Class F	1,177,085	12,159,284
Fidelity Overseas Fund Class F	3,988,978	120,187,918
Fidelity Series International Growth Fund Class F	11,238,699	116,882,468
Fidelity Series International Small Cap Fund Class F	2,044,514	22,510,094
Fidelity Series International Value Fund Class F	12,008,477	114,680,959
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		533,108,590
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund Class F	4,500,852	81,465,415
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $571,182,466)		614,574,005
Bond Funds - 34.6%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Capital & Income Fund Class F	13,803,250	$ 125,195,480
Fidelity High Income Fund Class F	14,123,900	124,714,040
TOTAL HIGH YIELD BOND FUNDS		249,909,520
Inflation-Protected Bond Funds - 5.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	19,986,919	213,260,426
Investment Grade Bond Funds - 21.8%
Fidelity Series Investment Grade Bond Fund Class F	53,346,609	637,491,981
Fidelity Strategic Real Return Fund Class F	16,970,777	154,943,197
TOTAL INVESTMENT GRADE BOND FUNDS		792,435,178
TOTAL BOND FUNDS (Cost $1,210,673,664)		1,255,605,124
Short-Term Funds - 3.1%

Fidelity Institutional Money Market Portfolio Class F	56,176,483	56,176,483
Fidelity Short Term Bond Fund Class F	6,658,990	56,601,413
TOTAL SHORT-TERM FUNDS (Cost $112,110,485)		112,777,896
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,477,662,345)	3,626,419,564
NET OTHER ASSETS (LIABILITIES) - 0.0%	(146,015)
NET ASSETS - 100%	$ 3,626,273,549
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $3,477,662,345) - See accompanying schedule		$ 3,626,419,564
Receivable for investments sold		3,719,232
Receivable for fund shares sold		2,776,366
Total assets		3,632,915,162

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	5,310,303
Payable for fund shares redeemed	1,185,356
Transfer agent fee payable	145,953
Total liabilities		6,641,613

Net Assets		$ 3,626,273,549
Net Assets consist of:
Paid in capital		$ 3,467,410,453
Undistributed net investment income		14,498,016
Accumulated undistributed net realized gain (loss) on investments		(4,392,139)
Net unrealized appreciation (depreciation) on investments		148,757,219
Net Assets, for 289,395,282 shares outstanding		$ 3,626,273,549
Net Asset Value, offering price and redemption price per share ($3,626,273,549 ÷ 289,395,282 shares)		$ 12.53

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 15,797,055

Expenses
Transfer agent fees	$ 679,605
Independent trustees' compensation	4,221
Total expenses		683,826
Net investment income (loss)		15,113,229
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,409,881)
Capital gain distributions from underlying funds	2,759,771	(2,650,110)
Change in net unrealized appreciation (depreciation) on underlying funds		100,396,056
Net gain (loss)		97,745,946
Net increase (decrease) in net assets resulting from operations		$ 112,859,175

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,113,229	$ 7,657,611
Net realized gain (loss)	(2,650,110)	7,624,485
Change in net unrealized appreciation (depreciation)	100,396,056	48,361,163
Net increase (decrease) in net assets resulting from operations	112,859,175	63,643,259
Distributions to shareholders from net investment income	(4,331,368)	(3,941,456)
Distributions to shareholders from net realized gain	(6,410,422)	(2,956,092)
Total distributions	(10,741,790)	(6,897,548)
Share transactions Proceeds from sales of shares	2,120,968,414	1,574,861,111
Reinvestment of distributions	10,741,790	6,897,547
Cost of shares redeemed	(192,903,640)	(53,154,769)
Net increase (decrease) in net assets resulting from share transactions	1,938,806,564	1,528,603,889
Total increase (decrease) in net assets	2,040,923,949	1,585,349,600

Net Assets
Beginning of period	1,585,349,600	-
End of period (including undistributed net investment income of $14,498,016 and undistributed net investment income of $3,716,155, respectively)	$ 3,626,273,549	$ 1,585,349,600
Other Information Shares
Sold	176,376,569	132,007,180
Issued in reinvestment of distributions	889,958	573,839
Redeemed	(16,028,481)	(4,423,783)
Net increase (decrease)	161,238,046	128,157,236

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.18
Net realized and unrealized gain (loss)	.15	2.30
Total from investment operations	.22	2.48
Distributions from net investment income	(.03)	(.06)
Distributions from net realized gain	(.04)	(.05)
Total distributions	(.06) G	(.11)
Net asset value, end of period	$ 12.53	$ 12.37
Total Return B	1.81%	24.78%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	1.16% A	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,626,274	$ 1,585,350
Portfolio turnover rate	31% A	20% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.06 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.037 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	6.4	2.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.7	2.6
Fidelity Disciplined Equity Fund Class F	8.0	9.3
Fidelity Equity-Income Fund Class F	1.5	5.2
Fidelity Growth Company Fund Class F	7.0	7.9
Fidelity Series 100 Index Fund	5.4	6.2
Fidelity Series All-Sector Equity Fund Class F	8.9	8.4
Fidelity Series Large Cap Value Fund Class F	8.6	9.0
Fidelity Series Small Cap Opportunities Fund Class F	1.4	1.5
Fidelity Small Cap Growth Fund Class F	0.9	0.9
Fidelity Small Cap Value Fund Class F	0.9	0.9
	45.3	51.9
Developed International Equity Funds
Fidelity Diversified International Fund Class F	3.7	4.8
Fidelity Europe Fund Class F	0.7	1.8
Fidelity Japan Fund Class F	0.3	0.7
Fidelity Overseas Fund Class F	3.7	4.7
Fidelity Series International Growth Fund Class F	3.6	1.0
Fidelity Series International Small Cap Fund Class F	0.7	0.2
Fidelity Series International Value Fund Class F	3.5	0.9
	16.2	14.1

	% of fund's net assets	% of fund's net assets 6 months ago
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.6	1.5
Fidelity Southeast Asia Fund Class F	0.0	0.2
	2.6	1.7
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	3.8	3.9
Fidelity High Income Fund Class F	3.7	3.7
	7.5	7.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.5	1.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	14.9	14.8
Fidelity Strategic Real Return Fund Class F	3.6	4.0
Fidelity Total Bond Fund Class F	0.0	1.5
	18.5	20.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.0*	0.0*
Fidelity Short Term Bond Fund Class F	0.0*	0.0*
	0.0*	0.0*
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.4%
Domestic Equity Funds	45.3%
Developed International Equity Funds	16.2%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	3.5%
Investment Grade Bond Funds	18.5%
Short-Term Funds	0.0%*

Six months ago
Commodity Funds	2.9%
Domestic Equity Funds	51.9%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds	1.5%
Investment Grade Bond Funds	20.3%
Short-Term Funds	0.0%*

Expected
Commodity Funds	7.6%
Domestic Equity Funds	43.2%
Developed International Equity Funds	15.7%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	4.6%
Investment Grade Bond Funds	18.5%
Short-Term Funds	0.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

* Amount represents less than 0.1%.

Semiannual Report

Fidelity Freedom K® 2025 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.7%
	Shares	Value
Commodity Funds - 6.4%
Fidelity Series Commodity Strategy Fund Class F	11,032,098	$ 120,801,477
Domestic Equity Funds - 45.3%
Fidelity Blue Chip Growth Fund Class F	1,287,083	51,354,618
Fidelity Disciplined Equity Fund Class F	7,187,279	149,782,899
Fidelity Equity-Income Fund Class F	721,129	28,931,709
Fidelity Growth Company Fund Class F	1,766,695	131,654,147
Fidelity Series 100 Index Fund	12,630,152	101,799,029
Fidelity Series All-Sector Equity Fund Class F	14,106,028	168,002,789
Fidelity Series Large Cap Value Fund Class F	14,177,321	161,337,914
Fidelity Series Small Cap Opportunities Fund Class F (a)	2,938,910	26,979,193
Fidelity Small Cap Growth Fund Class F (a)	1,241,165	16,830,196
Fidelity Small Cap Value Fund Class F	1,213,656	16,918,363
TOTAL DOMESTIC EQUITY FUNDS		853,590,857
TOTAL DOMESTIC EQUITY FUNDS (Cost $936,069,551)		974,392,334
International Equity Funds - 18.8%

Developed International Equity Funds - 16.2%
Fidelity Diversified International Fund Class F	2,437,945	69,188,880
Fidelity Europe Fund Class F	484,543	14,313,414
Fidelity Japan Fund Class F	562,943	5,815,205
Fidelity Overseas Fund Class F	2,294,408	69,130,507
Fidelity Series International Growth Fund Class F	6,507,206	67,674,937
Fidelity Series International Small Cap Fund Class F	1,177,795	12,967,520
Fidelity Series International Value Fund Class F	6,943,377	66,309,248
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		305,399,711
Emerging Markets Equity Funds - 2.6%
Fidelity Series Emerging Markets Fund Class F	2,637,039	47,730,412
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $328,554,285)		353,130,123
Bond Funds - 29.5%
	Shares	Value
High Yield Bond Funds - 7.5%
Fidelity Capital & Income Fund Class F	7,832,530	$ 71,041,044
Fidelity High Income Fund Class F	8,026,570	70,874,614
TOTAL HIGH YIELD BOND FUNDS		141,915,658
Inflation-Protected Bond Funds - 3.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,205,470	66,212,362
Investment Grade Bond Funds - 18.5%
Fidelity Series Investment Grade Bond Fund Class F	23,393,861	279,556,639
Fidelity Strategic Real Return Fund Class F	7,436,456	67,894,846
TOTAL INVESTMENT GRADE BOND FUNDS		347,451,485
TOTAL BOND FUNDS (Cost $534,740,202)		555,579,505
Short-Term Funds - 0.0%

Fidelity Institutional Money Market Portfolio Class F	339,573	339,573
Fidelity Short Term Bond Fund Class F	40,134	341,136
TOTAL SHORT-TERM FUNDS (Cost $679,068)		680,709
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,800,043,106)	1,883,782,671
NET OTHER ASSETS (LIABILITIES) - 0.0%	(75,657)
NET ASSETS - 100%	$ 1,883,707,014
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,800,043,106) - See accompanying schedule		$ 1,883,782,671
Receivable for investments sold		1,627,282
Receivable for fund shares sold		2,532,218
Total assets		1,887,942,171

Liabilities
Payable for investments purchased	$ 3,624,043
Payable for fund shares redeemed	535,484
Transfer agent fee payable	75,630
Total liabilities		4,235,157

Net Assets		$ 1,883,707,014
Net Assets consist of:
Paid in capital		$ 1,794,096,226
Undistributed net investment income		7,134,676
Accumulated undistributed net realized gain (loss) on investments		(1,263,453)
Net unrealized appreciation (depreciation) on investments		83,739,565
Net Assets, for 149,262,916 shares outstanding		$ 1,883,707,014
Net Asset Value, offering price and redemption price per share ($1,883,707,014 ÷ 149,262,916 shares)		$ 12.62
Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,562,541

Expenses
Transfer agent fees	$ 354,939
Independent trustees' compensation	2,234
Total expenses		357,173
Net investment income (loss)		7,205,368
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,345,028)
Capital gain distributions from underlying funds	1,689,028	(656,000)
Change in net unrealized appreciation (depreciation) on underlying funds		52,738,899
Net gain (loss)		52,082,899
Net increase (decrease) in net assets resulting from operations		$ 59,288,267

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,205,368	$ 4,790,898
Net realized gain (loss)	(656,000)	5,316,627
Change in net unrealized appreciation (depreciation)	52,738,899	31,000,666
Net increase (decrease) in net assets resulting from operations	59,288,267	41,108,191
Distributions to shareholders from net investment income	(1,976,616)	(2,884,974)
Distributions to shareholders from net realized gain	(3,863,385)	(2,060,695)
Total distributions	(5,840,001)	(4,945,669)
Share transactions Proceeds from sales of shares	989,169,156	924,624,223
Reinvestment of distributions	5,840,001	4,945,668
Cost of shares redeemed	(95,167,878)	(35,314,944)
Net increase (decrease) in net assets resulting from share transactions	899,841,279	894,254,947
Total increase (decrease) in net assets	953,289,545	930,417,469

Net Assets
Beginning of period	930,417,469	-
End of period (including undistributed net investment income of $7,134,676 and undistributed net investment income of $1,905,924, respectively)	$ 1,883,707,014	$ 930,417,469
Other Information Shares
Sold	82,209,889	76,929,257
Issued in reinvestment of distributions	481,054	407,722
Redeemed	(7,848,807)	(2,916,199)
Net increase (decrease)	74,842,136	74,420,780

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06	.18
Net realized and unrealized gain (loss)	.13	2.44
Total from investment operations	.19	2.62
Distributions from net investment income	(.02)	(.07)
Distributions from net realized gain	(.04)	(.05)
Total distributions	(.07) G	(.12)
Net asset value, end of period	$ 12.62	$ 12.50
Total Return B	1.50%	26.24%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	1.06% A	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,883,707	$ 930,417
Portfolio turnover rate	26% A	19% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.07 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.043 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	6.7	3.4
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.9	2.9
Fidelity Disciplined Equity Fund Class F	8.5	10.1
Fidelity Equity-Income Fund Class F	1.5	5.7
Fidelity Growth Company Fund Class F	7.4	8.6
Fidelity Series 100 Index Fund	5.7	6.8
Fidelity Series All-Sector Equity Fund Class F	9.6	9.1
Fidelity Series Large Cap Value Fund Class F	9.1	9.8
Fidelity Series Small Cap Opportunities Fund Class F	1.5	1.7
Fidelity Small Cap Growth Fund Class F	1.0	1.0
Fidelity Small Cap Value Fund Class F	1.0	1.0
	48.2	56.7
Developed International Equity Funds
Fidelity Diversified International Fund Class F	4.0	5.2
Fidelity Europe Fund Class F	0.9	2.0
Fidelity Japan Fund Class F	0.4	0.8
Fidelity Overseas Fund Class F	4.0	5.0
Fidelity Series International Growth Fund Class F	4.0	1.1
Fidelity Series International Small Cap Fund Class F	0.7	0.2
Fidelity Series International Value Fund Class F	3.9	1.1
	17.9	15.4

	% of fund's net assets	% of fund's net assets 6 months ago
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.8	1.7
Fidelity Southeast Asia Fund Class F	0.0	0.3
	2.8	2.0
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	3.8	4.0
Fidelity High Income Fund Class F	3.7	3.8
	7.5	7.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.7	0.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	13.0	10.9
Fidelity Strategic Real Return Fund Class F	3.2	2.5
Fidelity Total Bond Fund Class F	0.0	1.1
	16.2	14.5
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.7%
Domestic Equity Funds	48.2%
Developed International Equity Funds	17.9%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	0.7%
Investment Grade Bond Funds	16.2%

Six months ago
Commodity Funds	3.4%
Domestic Equity Funds	56.7%
Developed International Equity Funds	15.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	0.2%
Investment Grade Bond Funds	14.5%

Expected
Commodity Funds	8.1%
Domestic Equity Funds	45.7%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	1.3%
Investment Grade Bond Funds	17.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom K® 2030 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 54.9%
	Shares	Value
Commodity Funds - 6.7%
Fidelity Series Commodity Strategy Fund Class F	16,116,767	$ 176,478,600
Domestic Equity Funds - 48.2%
Fidelity Blue Chip Growth Fund Class F	1,918,215	76,536,776
Fidelity Disciplined Equity Fund Class F	10,656,270	222,076,659
Fidelity Equity-Income Fund Class F	947,634	38,019,094
Fidelity Growth Company Fund Class F	2,609,569	194,465,101
Fidelity Series 100 Index Fund	18,695,866	150,688,680
Fidelity Series All-Sector Equity Fund Class F	21,064,334	250,876,213
Fidelity Series Large Cap Value Fund Class F	21,093,006	240,038,404
Fidelity Series Small Cap Opportunities Fund Class F (a)	4,367,379	40,092,543
Fidelity Small Cap Growth Fund Class F (a)	1,842,827	24,988,739
Fidelity Small Cap Value Fund Class F	1,799,953	25,091,345
TOTAL DOMESTIC EQUITY FUNDS		1,262,873,554
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,384,089,522)		1,439,352,154
International Equity Funds - 20.7%

Developed International Equity Funds - 17.9%
Fidelity Diversified International Fund Class F	3,688,968	104,692,906
Fidelity Europe Fund Class F	792,144	23,399,933
Fidelity Japan Fund Class F	951,328	9,827,223
Fidelity Overseas Fund Class F	3,491,038	105,184,982
Fidelity Series International Growth Fund Class F	10,060,595	104,630,184
Fidelity Series International Small Cap Fund Class F	1,835,830	20,212,485
Fidelity Series International Value Fund Class F	10,752,454	102,685,934
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		470,633,647
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund Class F	3,992,437	72,263,102
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $505,939,965)		542,896,749
Bond Funds - 24.4%
	Shares	Value
High Yield Bond Funds - 7.5%
Fidelity Capital & Income Fund Class F	10,923,857	$ 99,079,384
Fidelity High Income Fund Class F	11,185,053	98,764,015
TOTAL HIGH YIELD BOND FUNDS		197,843,399
Inflation-Protected Bond Funds - 0.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,855,653	19,799,813
Investment Grade Bond Funds - 16.2%
Fidelity Series Investment Grade Bond Fund Class F	28,530,804	340,943,113
Fidelity Strategic Real Return Fund Class F	9,101,204	83,093,994
TOTAL INVESTMENT GRADE BOND FUNDS		424,037,107
TOTAL BOND FUNDS (Cost $617,736,400)		641,680,319
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,507,765,887)	2,623,929,222
NET OTHER ASSETS (LIABILITIES) - 0.0%	(105,554)
NET ASSETS - 100%	$ 2,623,823,668
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $2,507,765,887) - See accompanying schedule		$ 2,623,929,222
Receivable for investments sold		1,988,196
Receivable for fund shares sold		2,955,098
Total assets		2,628,872,516

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	3,948,246
Payable for fund shares redeemed	995,081
Transfer agent fee payable	105,520
Total liabilities		5,048,848

Net Assets		$ 2,623,823,668
Net Assets consist of:
Paid in capital		$ 2,501,212,837
Undistributed net investment income		9,226,141
Accumulated undistributed net realized gain (loss) on investments		(2,778,645)
Net unrealized appreciation (depreciation) on investments		116,163,335
Net Assets, for 205,853,489 shares outstanding		$ 2,623,823,668
Net Asset Value, offering price and redemption price per share ($2,623,823,668 ÷ 205,853,489 shares)		$ 12.75

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,747,283

Expenses
Transfer agent fees	$ 498,308
Independent trustees' compensation	3,130
Total expenses		501,438
Net investment income (loss)		9,245,845
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,249,229)
Capital gain distributions from underlying funds	2,321,673	(1,927,556)
Change in net unrealized appreciation (depreciation) on underlying funds		68,462,573
Net gain (loss)		66,535,017
Net increase (decrease) in net assets resulting from operations		$ 75,780,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,245,845	$ 6,361,295
Net realized gain (loss)	(1,927,556)	8,047,518
Change in net unrealized appreciation (depreciation)	68,462,573	47,700,762
Net increase (decrease) in net assets resulting from operations	75,780,862	62,109,575
Distributions to shareholders from net investment income	(2,179,535)	(4,201,464)
Distributions to shareholders from net realized gain	(5,897,562)	(3,001,045)
Total distributions	(8,077,097)	(7,202,509)
Share transactions Proceeds from sales of shares	1,398,615,931	1,268,664,895
Reinvestment of distributions	8,077,097	7,202,508
Cost of shares redeemed	(131,483,498)	(49,864,096)
Net increase (decrease) in net assets resulting from share transactions	1,275,209,530	1,226,003,307
Total increase (decrease) in net assets	1,342,913,295	1,280,910,373

Net Assets
Beginning of period	1,280,910,373	-
End of period (including undistributed net investment income of $9,226,141 and undistributed net investment income of $2,159,831, respectively)	$ 2,623,823,668	$ 1,280,910,373
Other Information Shares
Sold	114,879,693	104,547,125
Issued in reinvestment of distributions	658,280	586,523
Redeemed	(10,750,362)	(4,067,770)
Net increase (decrease)	104,787,611	101,065,878

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06	.17
Net realized and unrealized gain (loss)	.08	2.62
Total from investment operations	.14	2.79
Distributions from net investment income	(.02)	(.07)
Distributions from net realized gain	(.05)	(.05)
Total distributions	(.06) G	(.12)
Net asset value, end of period	$ 12.75	$ 12.67
Total Return B	1.15%	27.94%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	.97% A	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,623,824	$ 1,280,910
Portfolio turnover rate	27% A	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.06 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.046 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.6	3.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.2	3.1
Fidelity Disciplined Equity Fund Class F	9.4	10.9
Fidelity Equity-Income Fund Class F	1.8	6.1
Fidelity Growth Company Fund Class F	8.2	9.2
Fidelity Series 100 Index Fund	6.4	7.3
Fidelity Series All-Sector Equity Fund Class F	10.5	9.9
Fidelity Series Large Cap Value Fund Class F	10.1	10.6
Fidelity Series Small Cap Opportunities Fund Class F	1.7	1.8
Fidelity Small Cap Growth Fund Class F	1.0	1.1
Fidelity Small Cap Value Fund Class F	1.1	1.0
	53.4	61.0
Developed International Equity Funds
Fidelity Diversified International Fund Class F	4.3	5.6
Fidelity Europe Fund Class F	0.9	2.0
Fidelity Japan Fund Class F	0.3	0.8
Fidelity Overseas Fund Class F	4.3	5.5
Fidelity Series International Growth Fund Class F	4.2	1.2
Fidelity Series International Small Cap Fund Class F	0.8	0.2
Fidelity Series International Value Fund Class F	4.1	1.2
	18.9	16.5

	% of fund's net assets	% of fund's net assets 6 months ago
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.0	1.9
Fidelity Southeast Asia Fund Class F	0.0	0.2
	3.0	2.1
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	3.8	3.8
Fidelity High Income Fund Class F	3.7	3.7
	7.5	7.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	7.8	6.9
Fidelity Strategic Real Return Fund Class F	1.8	1.7
Fidelity Total Bond Fund Class F	0.0	0.8
	9.6	9.4
Net Other Assets (Liabilities)
Net Other Assets	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.6%
Domestic Equity Funds	53.4%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.6%

Six months ago
Commodity Funds	3.5%
Domestic Equity Funds	61.0%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.4%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.3%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 30, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom K® 2035 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.0%
	Shares	Value
Commodity Funds - 7.6%
Fidelity Series Commodity Strategy Fund Class F	8,529,224	$ 93,395,004
Domestic Equity Funds - 53.4%
Fidelity Blue Chip Growth Fund Class F	985,586	39,324,893
Fidelity Disciplined Equity Fund Class F	5,498,902	114,597,109
Fidelity Equity-Income Fund Class F	550,727	22,095,165
Fidelity Growth Company Fund Class F	1,351,725	100,730,542
Fidelity Series 100 Index Fund	9,663,428	77,887,231
Fidelity Series All-Sector Equity Fund Class F	10,793,665	128,552,533
Fidelity Series Large Cap Value Fund Class F	10,846,509	123,433,274
Fidelity Series Small Cap Opportunities Fund Class F (a)	2,247,842	20,635,194
Fidelity Small Cap Growth Fund Class F (a)	949,367	12,873,421
Fidelity Small Cap Value Fund Class F	928,244	12,939,723
TOTAL DOMESTIC EQUITY FUNDS		653,069,085
TOTAL DOMESTIC EQUITY FUNDS (Cost $717,234,619)		746,464,089
International Equity Funds - 21.9%

Developed International Equity Funds - 18.9%
Fidelity Diversified International Fund Class F	1,854,394	52,627,709
Fidelity Europe Fund Class F	357,616	10,563,986
Fidelity Japan Fund Class F	376,622	3,890,507
Fidelity Overseas Fund Class F	1,745,140	52,581,073
Fidelity Series International Growth Fund Class F	4,962,883	51,613,984
Fidelity Series International Small Cap Fund Class F	897,709	9,883,776
Fidelity Series International Value Fund Class F	5,293,280	50,550,820
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		231,711,855
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund Class F	2,016,079	36,491,022
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $249,799,166)		268,202,877
Bond Funds - 17.1%
	Shares	Value
High Yield Bond Funds - 7.5%
Fidelity Capital & Income Fund Class F	5,068,050	$ 45,967,218
Fidelity High Income Fund Class F	5,191,861	45,844,135
TOTAL HIGH YIELD BOND FUNDS		91,811,353
Investment Grade Bond Funds - 9.6%
Fidelity Series Investment Grade Bond Fund Class F	7,978,051	95,337,706
Fidelity Strategic Real Return Fund Class F	2,502,396	22,846,873
TOTAL INVESTMENT GRADE BOND FUNDS		118,184,579
TOTAL BOND FUNDS (Cost $201,604,022)		209,995,932
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,168,637,807)	1,224,662,898
NET OTHER ASSETS (LIABILITIES) - 0.0%	(49,109)
NET ASSETS - 100%	$ 1,224,613,789
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,168,637,807) - See accompanying schedule		$ 1,224,662,898
Receivable for investments sold		546,484
Receivable for fund shares sold		2,259,769
Total assets		1,227,469,151

Liabilities
Payable for investments purchased	$ 2,220,207
Payable for fund shares redeemed	586,056
Transfer agent fee payable	49,099
Total liabilities		2,855,362

Net Assets		$ 1,224,613,789
Net Assets consist of:
Paid in capital		$ 1,166,329,335
Undistributed net investment income		3,561,344
Accumulated undistributed net realized gain (loss) on investments		(1,301,981)
Net unrealized appreciation (depreciation) on investments		56,025,091
Net Assets, for 95,687,482 shares outstanding		$ 1,224,613,789
Net Asset Value, offering price and redemption price per share ($1,224,613,789 ÷ 95,687,482 shares)		$ 12.80

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,807,667

Expenses
Transfer agent fees	$ 234,919
Independent trustees' compensation	1,480
Total expenses		236,399
Net investment income (loss)		3,571,268
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,065,951)
Capital gain distributions from underlying funds	1,285,179	(780,772)
Change in net unrealized appreciation (depreciation) on underlying funds		31,599,741
Net gain (loss)		30,818,969
Net increase (decrease) in net assets resulting from operations		$ 34,390,237

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,571,268	$ 2,789,678
Net realized gain (loss)	(780,772)	3,718,641
Change in net unrealized appreciation (depreciation)	31,599,741	24,425,350
Net increase (decrease) in net assets resulting from operations	34,390,237	30,933,669
Distributions to shareholders from net investment income	(1,072,604)	(1,726,998)
Distributions to shareholders from net realized gain	(2,800,685)	(1,439,165)
Total distributions	(3,873,289)	(3,166,163)
Share transactions Proceeds from sales of shares	624,156,725	625,206,915
Reinvestment of distributions	3,873,289	3,166,162
Cost of shares redeemed	(65,985,274)	(24,088,482)
Net increase (decrease) in net assets resulting from share transactions	562,044,740	604,284,595
Total increase (decrease) in net assets	592,561,688	632,052,101

Net Assets
Beginning of period	632,052,101	-
End of period (including undistributed net investment income of $3,561,344 and undistributed net investment income of $1,062,680, respectively)	$ 1,224,613,789	$ 632,052,101
Other Information Shares
Sold	51,303,154	51,160,662
Issued in reinvestment of distributions	314,390	255,748
Redeemed	(5,387,673)	(1,958,799)
Net increase (decrease)	46,229,871	49,457,611

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05	.15
Net realized and unrealized gain (loss)	.04	2.74
Total from investment operations	.09	2.89
Distributions from net investment income	(.02)	(.06)
Distributions from net realized gain	(.05)	(.05)
Total distributions	(.07)	(.11)
Net asset value, end of period	$ 12.80	$ 12.78
Total Return B	.68%	28.94%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	.80% A	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,224,614	$ 632,052
Portfolio turnover rate	26% A	19% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.7	3.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.3	3.1
Fidelity Disciplined Equity Fund Class F	9.5	11.1
Fidelity Equity-Income Fund Class F	1.8	6.1
Fidelity Growth Company Fund Class F	8.3	9.4
Fidelity Series 100 Index Fund	6.4	7.4
Fidelity Series All-Sector Equity Fund Class F	10.6	10.0
Fidelity Series Large Cap Value Fund Class F	10.2	10.7
Fidelity Series Small Cap Opportunities Fund Class F	1.7	1.8
Fidelity Small Cap Growth Fund Class F	1.1	1.1
Fidelity Small Cap Value Fund Class F	1.1	1.1
	54.0	61.8
Developed International Equity Funds
Fidelity Diversified International Fund Class F	4.4	5.7
Fidelity Europe Fund Class F	0.9	2.1
Fidelity Japan Fund Class F	0.3	0.8
Fidelity Overseas Fund Class F	4.4	5.6
Fidelity Series International Growth Fund Class F	4.2	1.2
Fidelity Series International Small Cap Fund Class F	0.8	0.2
Fidelity Series International Value Fund Class F	4.2	1.2
	19.2	16.8

	% of fund's net assets	% of fund's net assets 6 months ago
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.0	1.9
Fidelity Southeast Asia Fund Class F	0.0	0.2
	3.0	2.1
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	4.3	4.6
Fidelity High Income Fund Class F	4.3	4.5
	8.6	9.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	6.1	5.0
Fidelity Strategic Real Return Fund Class F	1.4	1.1
Fidelity Total Bond Fund Class F	0.0	0.6
	7.5	6.7
Net Other Assets (Liabilities)
Net Other Assets	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.7%
Domestic Equity Funds	54.0%
Developed International Equity Funds	19.2%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	8.6%
Investment Grade Bond Funds	7.5%

Six months ago
Commodity Funds	3.5%
Domestic Equity Funds	61.8%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	9.1%
Investment Grade Bond Funds	6.7%

Expected
Commodity Funds	9.2%
Domestic Equity Funds	51.9%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	8.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 30, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom K® 2040 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.7%
	Shares	Value
Commodity Funds - 7.7%
Fidelity Series Commodity Strategy Fund Class F	10,772,296	$ 117,956,644
Domestic Equity Funds - 54.0%
Fidelity Blue Chip Growth Fund Class F	1,253,144	50,000,464
Fidelity Disciplined Equity Fund Class F	6,991,004	145,692,531
Fidelity Equity-Income Fund Class F	693,645	27,829,028
Fidelity Growth Company Fund Class F	1,718,480	128,061,110
Fidelity Series 100 Index Fund	12,286,387	99,028,280
Fidelity Series All-Sector Equity Fund Class F	13,723,197	163,443,265
Fidelity Series Large Cap Value Fund Class F	13,791,620	156,948,633
Fidelity Series Small Cap Opportunities Fund Class F (a)	2,859,241	26,247,831
Fidelity Small Cap Growth Fund Class F (a)	1,207,420	16,372,609
Fidelity Small Cap Value Fund Class F	1,180,713	16,459,142
TOTAL DOMESTIC EQUITY FUNDS		830,082,893
TOTAL DOMESTIC EQUITY FUNDS (Cost $912,280,618)		948,039,537
International Equity Funds - 22.2%

Developed International Equity Funds - 19.2%
Fidelity Diversified International Fund Class F	2,359,795	66,970,987
Fidelity Europe Fund Class F	477,146	14,094,899
Fidelity Japan Fund Class F	511,163	5,280,310
Fidelity Overseas Fund Class F	2,222,151	66,953,403
Fidelity Series International Growth Fund Class F	6,270,921	65,217,577
Fidelity Series International Small Cap Fund Class F	1,130,941	12,451,655
Fidelity Series International Value Fund Class F	6,685,630	63,847,769
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		294,816,600
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund Class F	2,559,214	46,321,780
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $317,617,369)		341,138,380
Bond Funds - 16.1%
	Shares	Value
High Yield Bond Funds - 8.6%
Fidelity Capital & Income Fund Class F	7,323,489	$ 66,424,049
Fidelity High Income Fund Class F	7,515,984	66,366,138
TOTAL HIGH YIELD BOND FUNDS		132,790,187
Investment Grade Bond Funds - 7.5%
Fidelity Series Investment Grade Bond Fund Class F	7,813,149	93,367,130
Fidelity Strategic Real Return Fund Class F	2,436,781	22,247,808
TOTAL INVESTMENT GRADE BOND FUNDS		115,614,938
TOTAL BOND FUNDS (Cost $238,646,663)		248,405,125
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,468,544,650)	1,537,583,042
NET OTHER ASSETS (LIABILITIES) - 0.0%	(61,706)
NET ASSETS - 100%	$ 1,537,521,336
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,468,544,650) - See accompanying schedule		$ 1,537,583,042
Receivable for investments sold		533,362
Receivable for fund shares sold		2,699,876
Total assets		1,540,816,280

Liabilities
Payable for investments purchased	$ 2,273,496
Payable for fund shares redeemed	959,752
Transfer agent fee payable	61,696
Total liabilities		3,294,944

Net Assets		$ 1,537,521,336
Net Assets consist of:
Paid in capital		$ 1,466,191,069
Undistributed net investment income		4,461,933
Accumulated undistributed net realized gain (loss) on investments		(2,170,058)
Net unrealized appreciation (depreciation) on investments		69,038,392
Net Assets, for 119,640,920 shares outstanding		$ 1,537,521,336
Net Asset Value, offering price and redemption price per share ($1,537,521,336 ÷ 119,640,920 shares)		$ 12.85

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,827,055

Expenses
Transfer agent fees	$ 290,644
Independent trustees' compensation	1,811
Total expenses		292,455
Net investment income (loss)		4,534,600
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,140,927)
Capital gain distributions from underlying funds	1,612,141	(1,528,786)
Change in net unrealized appreciation (depreciation) on underlying funds		39,418,400
Net gain (loss)		37,889,614
Net increase (decrease) in net assets resulting from operations		$ 42,424,214

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,534,600	$ 3,060,472
Net realized gain (loss)	(1,528,786)	4,172,484
Change in net unrealized appreciation (depreciation)	39,418,400	29,619,992
Net increase (decrease) in net assets resulting from operations	42,424,214	36,852,948
Distributions to shareholders from net investment income	(1,177,922)	(1,955,217)
Distributions to shareholders from net realized gain	(3,460,144)	(1,353,612)
Total distributions	(4,638,066)	(3,308,829)
Share transactions Proceeds from sales of shares	836,262,402	742,165,707
Reinvestment of distributions	4,638,066	3,308,828
Cost of shares redeemed	(90,525,299)	(29,658,635)
Net increase (decrease) in net assets resulting from share transactions	750,375,169	715,815,900
Total increase (decrease) in net assets	788,161,317	749,360,019

Net Assets
Beginning of period	749,360,019	-
End of period (including undistributed net investment income of $4,461,933 and undistributed net investment income of $1,105,255, respectively)	$ 1,537,521,336	$ 749,360,019
Other Information Shares
Sold	68,277,455	60,467,063
Issued in reinvestment of distributions	374,642	265,983
Redeemed	(7,346,543)	(2,397,680)
Net increase (decrease)	61,305,554	58,335,366

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05	.15
Net realized and unrealized gain (loss)	.01	2.81
Total from investment operations	.06	2.96
Distributions from net investment income	(.02)	(.07)
Distributions from net realized gain	(.05)	(.05)
Total distributions	(.06) H	(.11) G
Net asset value, end of period	$ 12.85	$ 12.85
Total Return B	.51%	29.64%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	.82% A	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,537,521	$ 749,360
Portfolio turnover rate	26% A	19% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.11 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.045 per share. H Total distributions of $.06 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.9	3.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.3	3.2
Fidelity Disciplined Equity Fund Class F	9.6	11.2
Fidelity Equity-Income Fund Class F	1.8	6.2
Fidelity Growth Company Fund Class F	8.5	9.5
Fidelity Series 100 Index Fund	6.5	7.5
Fidelity Series All-Sector Equity Fund Class F	10.8	10.2
Fidelity Series Large Cap Value Fund Class F	10.4	10.8
Fidelity Series Small Cap Opportunities Fund Class F	1.7	1.8
Fidelity Small Cap Growth Fund Class F	1.1	1.1
Fidelity Small Cap Value Fund Class F	1.1	1.1
	54.8	62.6
Developed International Equity Funds
Fidelity Diversified International Fund Class F	4.4	5.9
Fidelity Europe Fund Class F	0.8	1.9
Fidelity Japan Fund Class F	0.3	0.7
Fidelity Overseas Fund Class F	4.4	5.7
Fidelity Series International Growth Fund Class F	4.4	1.3
Fidelity Series International Small Cap Fund Class F	0.8	0.3
Fidelity Series International Value Fund Class F	4.3	1.3
	19.4	17.1

	% of fund's net assets	% of fund's net assets 6 months ago
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.1	1.9
Fidelity Southeast Asia Fund Class F	0.0	0.2
	3.1	2.1
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	5.0	5.1
Fidelity High Income Fund Class F	5.0	4.9
	10.0	10.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	3.9	3.4
Fidelity Strategic Real Return Fund Class F	0.9	0.8
Fidelity Total Bond Fund Class F	0.0	0.4
	4.8	4.6
Net Other Assets (Liabilities)
Net Other Assets	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.9%
Domestic Equity Funds	54.8%
Developed International Equity Funds	19.4%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.8%

Six months ago
Commodity Funds	3.6%
Domestic Equity Funds	62.6%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.6%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 30, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom K® 2045 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.7%
	Shares	Value
Commodity Funds - 7.9%
Fidelity Series Commodity Strategy Fund Class F	2,915,250	$ 31,921,987
Domestic Equity Funds - 54.8%
Fidelity Blue Chip Growth Fund Class F	335,703	13,394,535
Fidelity Disciplined Equity Fund Class F	1,869,960	38,969,962
Fidelity Equity-Income Fund Class F	185,149	7,428,163
Fidelity Growth Company Fund Class F	459,526	34,243,854
Fidelity Series 100 Index Fund	3,285,574	26,481,723
Fidelity Series All-Sector Equity Fund Class F	3,674,896	43,768,010
Fidelity Series Large Cap Value Fund Class F	3,689,951	41,991,646
Fidelity Series Small Cap Opportunities Fund Class F (a)	763,895	7,012,560
Fidelity Small Cap Growth Fund Class F (a)	322,848	4,377,817
Fidelity Small Cap Value Fund Class F	315,599	4,399,454
TOTAL DOMESTIC EQUITY FUNDS		222,067,724
TOTAL DOMESTIC EQUITY FUNDS (Cost $244,441,708)		253,989,711
International Equity Funds - 22.5%

Developed International Equity Funds - 19.4%
Fidelity Diversified International Fund Class F	629,860	17,875,436
Fidelity Europe Fund Class F	106,872	3,157,003
Fidelity Japan Fund Class F	121,787	1,258,057
Fidelity Overseas Fund Class F	591,736	17,829,000
Fidelity Series International Growth Fund Class F	1,700,422	17,684,393
Fidelity Series International Small Cap Fund Class F	308,447	3,396,006
Fidelity Series International Value Fund Class F	1,813,285	17,316,874
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		78,516,769
Emerging Markets Equity Funds - 3.1%
Fidelity Series Emerging Markets Fund Class F	688,039	12,453,501
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $84,469,723)		90,970,270
Bond Funds - 14.8%
	Shares	Value
High Yield Bond Funds - 10.0%
Fidelity Capital & Income Fund Class F	2,229,827	$ 20,224,532
Fidelity High Income Fund Class F	2,282,686	20,156,117
TOTAL HIGH YIELD BOND FUNDS		40,380,649
Investment Grade Bond Funds - 4.8%
Fidelity Series Investment Grade Bond Fund Class F	1,323,016	15,810,037
Fidelity Strategic Real Return Fund Class F	398,357	3,636,995
TOTAL INVESTMENT GRADE BOND FUNDS		19,447,032
TOTAL BOND FUNDS (Cost $57,547,415)		59,827,681
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $386,458,846)	404,787,662
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,180)
NET ASSETS - 100%	$ 404,771,482
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $386,458,846) - See accompanying schedule		$ 404,787,662
Receivable for investments sold		90,495
Receivable for fund shares sold		1,317,943
Total assets		406,196,100

Liabilities
Payable for investments purchased	$ 1,083,276
Payable for fund shares redeemed	325,164
Transfer agent fee payable	16,178
Total liabilities		1,424,618

Net Assets		$ 404,771,482
Net Assets consist of:
Paid in capital		$ 385,996,760
Undistributed net investment income		1,138,505
Accumulated undistributed net realized gain (loss) on investments		(692,599)
Net unrealized appreciation (depreciation) on investments		18,328,816
Net Assets, for 31,365,161 shares outstanding		$ 404,771,482
Net Asset Value, offering price and redemption price per share ($404,771,482 ÷ 31,365,161 shares)		$ 12.91

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,241,874

Expenses
Transfer agent fees	$ 75,191
Independent trustees' compensation	452
Total expenses		75,643
Net investment income (loss)		1,166,231
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(925,659)
Capital gain distributions from underlying funds	440,323	(485,336)
Change in net unrealized appreciation (depreciation) on underlying funds		11,169,414
Net gain (loss)		10,684,078
Net increase (decrease) in net assets resulting from operations		$ 11,850,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,166,231	$ 640,871
Net realized gain (loss)	(485,336)	861,178
Change in net unrealized appreciation (depreciation)	11,169,414	7,159,402
Net increase (decrease) in net assets resulting from operations	11,850,309	8,661,451
Distributions to shareholders from net investment income	(272,027)	(396,568)
Distributions to shareholders from net realized gain	(816,081)	(252,361)
Total distributions	(1,088,108)	(648,929)
Share transactions Proceeds from sales of shares	239,362,196	175,251,337
Reinvestment of distributions	1,088,108	648,928
Cost of shares redeemed	(22,433,315)	(7,920,495)
Net increase (decrease) in net assets resulting from share transactions	218,016,989	167,979,770
Total increase (decrease) in net assets	228,779,190	175,992,292

Net Assets
Beginning of period	175,992,292	-
End of period (including undistributed net investment income of $1,138,505 and undistributed net investment income of $244,301, respectively)	$ 404,771,482	$ 175,992,292
Other Information Shares
Sold	19,457,566	14,220,480
Issued in reinvestment of distributions	87,539	51,956
Redeemed	(1,815,751)	(636,629)
Net increase (decrease)	17,729,354	13,635,807

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05	.14
Net realized and unrealized gain (loss)	.01	2.86
Total from investment operations	.06	3.00
Distributions from net investment income	(.02)	(.06)
Distributions from net realized gain	(.05)	(.04)
Total distributions	(.06) H	(.09) G
Net asset value, end of period	$ 12.91	$ 12.91
Total Return B	.48%	30.03%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	.83% A	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 404,771	$ 175,992
Portfolio turnover rate	23% A	20% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.09 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.035 per share. H Total distributions of $.06 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.3	3.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.5	3.3
Fidelity Disciplined Equity Fund Class F	10.1	11.5
Fidelity Equity-Income Fund Class F	1.9	6.3
Fidelity Growth Company Fund Class F	8.8	9.7
Fidelity Series 100 Index Fund	6.8	7.7
Fidelity Series All-Sector Equity Fund Class F	11.3	10.5
Fidelity Series Large Cap Value Fund Class F	10.8	11.2
Fidelity Series Small Cap Opportunities Fund Class F	1.8	1.9
Fidelity Small Cap Growth Fund Class F	1.1	1.1
Fidelity Small Cap Value Fund Class F	1.1	1.1
	57.2	64.3
Developed International Equity Funds
Fidelity Diversified International Fund Class F	4.9	6.8
Fidelity Europe Fund Class F	0.9	2.3
Fidelity Japan Fund Class F	0.4	0.9
Fidelity Overseas Fund Class F	4.8	6.5
Fidelity Series International Growth Fund Class F	4.5	1.2
Fidelity Series International Small Cap Fund Class F	0.8	0.2
Fidelity Series International Value Fund Class F	4.4	1.2
	20.7	19.1

	% of fund's net assets	% of fund's net assets 6 months ago
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.3	2.1
Fidelity Southeast Asia Fund Class F	0.0	0.3
	3.3	2.4
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	5.0	5.0
Fidelity High Income Fund Class F	4.9	5.0
	9.9	10.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	0.5	0.3
Fidelity Strategic Real Return Fund Class F	0.1	0.0*
Fidelity Total Bond Fund Class F	0.0	0.1
	0.6	0.4
Net Other Assets (Liabilities)
Net Other Assets	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.3%
Domestic Equity Funds	57.2%
Developed International Equity Funds	20.7%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.6%

Six months ago
Commodity Funds	3.8%
Domestic Equity Funds	64.3%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.4%

Expected
Commodity Funds	9.8%
Domestic Equity Funds	55.4%
Developed International Equity Funds	20.2%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	1.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 30, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom K® 2050 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Commodity Funds - 8.3%
Fidelity Series Commodity Strategy Fund Class F	2,131,627	$ 23,341,314
Domestic Equity Funds - 57.2%
Fidelity Blue Chip Growth Fund Class F	243,868	9,730,337
Fidelity Disciplined Equity Fund Class F	1,358,199	28,304,877
Fidelity Equity-Income Fund Class F	131,151	5,261,770
Fidelity Growth Company Fund Class F	333,631	24,862,192
Fidelity Series 100 Index Fund	2,386,089	19,231,879
Fidelity Series All-Sector Equity Fund Class F	2,670,737	31,808,472
Fidelity Series Large Cap Value Fund Class F	2,681,443	30,514,814
Fidelity Series Small Cap Opportunities Fund Class F (a)	555,087	5,095,699
Fidelity Small Cap Growth Fund Class F (a)	234,657	3,181,952
Fidelity Small Cap Value Fund Class F	229,401	3,197,853
TOTAL DOMESTIC EQUITY FUNDS		161,189,845
TOTAL DOMESTIC EQUITY FUNDS (Cost $177,828,541)		184,531,159
International Equity Funds - 24.0%

Developed International Equity Funds - 20.7%
Fidelity Diversified International Fund Class F	481,495	13,664,824
Fidelity Europe Fund Class F	89,608	2,647,033
Fidelity Japan Fund Class F	111,478	1,151,563
Fidelity Overseas Fund Class F	453,042	13,650,165
Fidelity Series International Growth Fund Class F	1,209,900	12,582,961
Fidelity Series International Small Cap Fund Class F	215,889	2,376,941
Fidelity Series International Value Fund Class F	1,286,570	12,286,739
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		58,360,226
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund Class F	503,193	9,107,788
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $62,724,387)		67,468,014
Bond Funds - 10.5%
	Shares	Value
High Yield Bond Funds - 9.9%
Fidelity Capital & Income Fund Class F	1,549,421	$ 14,053,246
Fidelity High Income Fund Class F	1,587,502	14,017,645
TOTAL HIGH YIELD BOND FUNDS		28,070,891
Investment Grade Bond Funds - 0.6%
Fidelity Series Investment Grade Bond Fund Class F	112,266	1,341,581
Fidelity Strategic Real Return Fund Class F	31,116	284,093
TOTAL INVESTMENT GRADE BOND FUNDS		1,625,674
TOTAL BOND FUNDS (Cost $28,538,679)		29,696,565
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $269,091,607)	281,695,738
NET OTHER ASSETS (LIABILITIES) - 0.0%	(11,133)
NET ASSETS - 100%	$ 281,684,605
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $269,091,607) - See accompanying schedule		$ 281,695,738
Receivable for investments sold		7,532
Receivable for fund shares sold		744,155
Total assets		282,447,425

Liabilities
Payable for investments purchased	$ 597,800
Payable for fund shares redeemed	153,887
Transfer agent fee payable	11,133
Total liabilities		762,820

Net Assets		$ 281,684,605
Net Assets consist of:
Paid in capital		$ 269,081,423
Undistributed net investment income		696,205
Accumulated undistributed net realized gain (loss) on investments		(697,154)
Net unrealized appreciation (depreciation) on investments		12,604,131
Net Assets, for 21,835,156 shares outstanding		$ 281,684,605
Net Asset Value, offering price and redemption price per share ($281,684,605 ÷ 21,835,156 shares)		$ 12.90

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 738,867

Expenses
Transfer agent fees	$ 51,826
Independent trustees' compensation	309
Total expenses		52,135
Net investment income (loss)		686,732
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(851,504)
Capital gain distributions from underlying funds	313,156	(538,348)
Change in net unrealized appreciation (depreciation) on underlying funds		7,598,837
Net gain (loss)		7,060,489
Net increase (decrease) in net assets resulting from operations		$ 7,747,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 686,732	$ 439,221
Net realized gain (loss)	(538,348)	595,854
Change in net unrealized appreciation (depreciation)	7,598,837	5,005,294
Net increase (decrease) in net assets resulting from operations	7,747,221	6,040,369
Distributions to shareholders from net investment income	(124,028)	(305,720)
Distributions to shareholders from net realized gain	(558,125)	(196,535)
Total distributions	(682,153)	(502,255)
Share transactions Proceeds from sales of shares	176,046,095	120,013,597
Reinvestment of distributions	682,153	502,254
Cost of shares redeemed	(20,002,581)	(8,160,095)
Net increase (decrease) in net assets resulting from share transactions	156,725,667	112,355,756
Total increase (decrease) in net assets	163,790,735	117,893,870

Net Assets
Beginning of period	117,893,870	-
End of period (including undistributed net investment income of $696,205 and undistributed net investment income of $133,501, respectively)	$ 281,684,605	$ 117,893,870
Other Information Shares
Sold	14,293,654	9,729,235
Issued in reinvestment of distributions	54,924	40,084
Redeemed	(1,623,506)	(659,235)
Net increase (decrease)	12,725,072	9,110,084

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.94	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.04	.15
Net realized and unrealized gain (loss)	(.02) G	2.91
Total from investment operations	.02	3.06
Distributions from net investment income	(.01)	(.07)
Distributions from net realized gain	(.05)	(.05)
Total distributions	(.06)	(.12)
Net asset value, end of period	$ 12.90	$ 12.94
Total Return B	.13%	30.59%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	.71% A	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,685	$ 117,894
Portfolio turnover rate	24% A	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2010 (Unaudited)

1. Organization.

Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K 2025® Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund and Fidelity Freedom K® 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom K® Income Fund	$ 384,503,995	$ 10,154,984	$ (482,303)	$ 9,672,681
Fidelity Freedom K® 2000 Fund	268,018,155	7,013,522	(837,072)	6,176,450
Fidelity Freedom K® 2005 Fund	151,356,444	5,952,427	(291,067)	5,661,360
Fidelity Freedom K® 2010 Fund	1,492,682,682	61,574,704	(5,501,854)	56,072,850
Fidelity Freedom K® 2015 Fund	1,685,905,263	73,298,510	(3,821,143)	69,477,367
Fidelity Freedom K® 2020 Fund	3,482,592,006	157,754,921	(13,927,363)	143,827,558
Fidelity Freedom K® 2025 Fund	1,802,334,762	87,732,872	(6,284,963)	81,447,909
Fidelity Freedom K® 2030 Fund	2,511,571,860	123,182,409	(10,825,047)	112,357,362
Fidelity Freedom K® 2035 Fund	1,170,508,314	59,199,332	(5,044,748)	54,154,584
Fidelity Freedom K® 2040 Fund	1,471,107,164	73,915,139	(7,439,261)	66,475,878
Fidelity Freedom K® 2045 Fund	387,150,904	19,826,133	(2,189,375)	17,636,758
Fidelity Freedom K® 2050 Fund	269,746,471	13,729,211	(1,779,944)	11,949,267

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom K® Income Fund	299,984,268	37,712,855
Fidelity Freedom K® 2000 Fund	214,243,700	32,094,188
Fidelity Freedom K® 2005 Fund	112,243,717	24,436,995
Fidelity Freedom K® 2010 Fund	1,061,088,990	227,149,496
Fidelity Freedom K® 2015 Fund	1,031,899,838	193,656,027
Fidelity Freedom K® 2020 Fund	2,344,738,695	398,730,085
Fidelity Freedom K® 2025 Fund	1,082,632,873	179,703,040
Fidelity Freedom K® 2030 Fund	1,537,956,423	259,211,070
Fidelity Freedom K® 2035 Fund	677,715,539	114,667,149
Fidelity Freedom K® 2040 Fund	895,349,334	143,438,683
Fidelity Freedom K® 2045 Fund	250,629,737	32,086,441
Fidelity Freedom K® 2050 Fund	180,156,327	23,107,524

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each Fund were as follows:

	Amount	% of Average Net Assets *
Fidelity Freedom K® Income Fund	$ 69,720.05%
Fidelity Freedom K® 2000 Fund	55,446.05%
Fidelity Freedom K® 2005 Fund	29,523.05%
Fidelity Freedom K® 2010 Fund	294,968.05%
Fidelity Freedom K® 2015 Fund	335,101.05%
Fidelity Freedom K® 2020 Fund	679,605.05%
Fidelity Freedom K® 2025 Fund	354,939.05%
Fidelity Freedom K® 2030 Fund	498,308.05%
Fidelity Freedom K® 2035 Fund	234,919.05%
Fidelity Freedom K® 2040 Fund	290,644.05%
Fidelity Freedom K® 2045 Fund	75,191.05%
Fidelity Freedom K® 2050 Fund	51,826.05%

* Annualized

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of certain Funds. This involved a taxable redemption of certain Funds' interest, or partial interest, in Fidelity Europe Fund Class F for securities in-kind and non-taxable exchanges of those securities for shares of Fidelity Series International Growth Fund Class F and Fidelity Series International Value Fund Class F. Realized gains and losses on redemptions of Fidelity Europe Fund Class F in connection with the reallocation are presented in the accompanying Statement of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain/(loss) for the Funds are presented in the accompanying table:

	Value of Cash and Securities reallocated	Realized Gain/(Loss) on redemptions of Europe Fund Class F
Fidelity Freedom K® 2000 Fund	$ 11,872	$ (843)
Fidelity Freedom K® 2005 Fund	504,184	(41,216)
Fidelity Freedom K® 2010 Fund	7,180,078	(551,724)
Fidelity Freedom K® 2015 Fund	7,830,762	(670,321)
Fidelity Freedom K® 2020 Fund	20,108,390	(1,601,412)
Fidelity Freedom K® 2025 Fund	10,690,884	(877,037)
Fidelity Freedom K® 2030 Fund	17,722,518	(1,429,954)
Fidelity Freedom K® 2035 Fund	8,210,916	(675,381)
Fidelity Freedom K® 2040 Fund	10,700,495	(856,021)
Fidelity Freedom K® 2045 Fund	2,410,154	(187,579)
Fidelity Freedom K® 2050 Fund	2,006,593	(153,256)

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Subsequent to period end, Strategic Advisers reallocated investments of certain Funds. This involved a taxable redemption of certain Funds' interest in Fidelity Europe Fund Class F for securities in-kind and a non-taxable exchange of those securities for shares of Fidelity Series International Growth Fund Class F and Fidelity Series International Value Fund Class F.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom K® Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because each fund had been in operation for less than one calendar year. Once a fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a proprietary custom index and, if a meaningful peer group exists, a peer group of mutual funds.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses (which include the fees and expenses of underlying funds) compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the period of each fund's operations shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Freedom K® 2000 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Freedom K® 2005 Fund

Fidelity Freedom K® 2010 Fund

Semiannual Report

Fidelity Freedom K® 2015 Fund

Fidelity Freedom K® 2020 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Freedom K® 2025 Fund

Fidelity Freedom K® 2030 Fund

Semiannual Report

Fidelity Freedom K® 2035 Fund

Fidelity Freedom K® 2040 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Freedom K® 2045 Fund

Fidelity Freedom K® 2050 Fund

Semiannual Report

Fidelity Freedom K® Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each fund's total expenses, the Board considered that the funds pay transfer agency fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expenses ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FF-K-USAN-1110
1.892600.101

Fidelity FreedomSM Index Funds - Class K
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050
(To be renamed Fidelity FreedomSM Index Funds - Class W Income, 2000, 2005, 2010, 2015, 2020,
2025, 2030, 2035, 2040, 2045, 2050 effective December 1, 2010)

Semiannual Report

September 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Freedom Index Income Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2000 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2005 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2010 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2015 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2020 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2025 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2030 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2035 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2040 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2045 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2050 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities staged a rally during the third quarter of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remained about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Fidelity Freedom Index Income Fund	.04%
Actual		$ 1,000.00	$ 1,025.90	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.87	$ .20
Fidelity Freedom Index 2000 Fund	.04%
Actual		$ 1,000.00	$ 1,024.90	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.87	$ .20
Fidelity Freedom Index 2005 Fund	.03%
Actual		$ 1,000.00	$ 1,026.10	$ .15
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .15
Fidelity Freedom Index 2010 Fund	.03%
Actual		$ 1,000.00	$ 1,028.20	$ .15
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .15
Fidelity Freedom Index 2015 Fund	.03%
Actual		$ 1,000.00	$ 1,028.20	$ .15
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .15
Fidelity Freedom Index 2020 Fund	.03%
Actual		$ 1,000.00	$ 1,025.60	$ .15
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .15
Fidelity Freedom Index 2025 Fund	.03%
Actual		$ 1,000.00	$ 1,025.10	$ .15
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .15
Fidelity Freedom Index 2030 Fund	.03%
Actual		$ 1,000.00	$ 1,020.40	$ .15
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .15
Fidelity Freedom Index 2035 Fund	.03%
Actual		$ 1,000.00	$ 1,017.90	$ .15
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .15
	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Fidelity Freedom Index 2040 Fund	.03%
Actual		$ 1,000.00	$ 1,016.30	$ .15
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .15
Fidelity Freedom Index 2045 Fund	.03%
Actual		$ 1,000.00	$ 1,016.40	$ .15
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .15
Fidelity Freedom Index 2050 Fund	.03%
Actual		$ 1,000.00	$ 1,013.00	$ .15
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .15

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Freedom Index Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.0	2.0
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	13.3	15.6
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	4.6	2.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	12.0	12.0
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	28.1	28.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	40.0	40.0
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.0%
Domestic Equity Funds	13.3%
Developed International Equity Funds	4.6%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.1%
Short-Term Funds	40.0%

Six months ago
Commodity Funds	2.0%
Domestic Equity Funds	15.6%
Developed International Equity Funds	2.3%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.1%
Short-Term Funds	40.0%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom Index Income Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.3%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	33,787	$ 369,970
Domestic Equity Funds - 13.3%
Fidelity Spartan Total Market Index Fund Class F	74,420	2,461,828
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,751,867)		2,831,798
International Equity Funds - 4.6%

Developed International Equity Funds - 4.6%
Fidelity Series Global ex U.S. Index Fund (Cost $798,136)	80,045	854,877
Bond Funds - 40.1%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	207,710	2,216,271

	Shares	Value
Investment Grade Bond Funds - 28.1%
Fidelity U.S. Bond Index Fund Class F	445,057	$ 5,184,910
TOTAL BOND FUNDS (Cost $7,209,118)		7,401,181
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $7,393,754)	7,393,754	7,393,754
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $18,152,875)	18,481,610
NET OTHER ASSETS (LIABILITIES) - 0.0%	(304)
NET ASSETS - 100%	$ 18,481,306
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $18,152,875) - See accompanying schedule		$ 18,481,610
Cash		6
Receivable for investments sold		291,625
Receivable for fund shares sold		3,378
Receivable from affiliate for expense reductions		208
Other receivables		123
Total assets		18,776,950

Liabilities
Payable for investments purchased	$ 238,935
Payable for fund shares redeemed	56,069
Other affiliated payables	640
Total liabilities		295,644

Net Assets		$ 18,481,306
Net Assets consist of:
Paid in capital		$ 18,144,931
Undistributed net investment income		17,168
Accumulated undistributed net realized gain (loss) on investments		(9,528)
Net unrealized appreciation (depreciation) on investments		328,735
Net Assets, for 1,759,697 shares outstanding		$ 18,481,306
Net Asset Value, offering price and redemption price per share ($18,481,306 ÷ 1,759,697 shares)		$ 10.50

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 61,696

Expenses
Transfer agent fees	$ 2,845
Independent trustees' compensation	18
Total expenses before reductions	2,863
Expense reductions	(788)	2,075
Net investment income (loss)		59,621
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,440)
Capital gain distributions from underlying funds	4,804
Total net realized gain (loss)		(6,636)
Change in net unrealized appreciation (depreciation) on investment securities		292,552
Net gain (loss)		285,916
Net increase (decrease) in net assets resulting from operations		$ 345,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Fund

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 59,621	$ 17,172
Net realized gain (loss)	(6,636)	2,305
Change in net unrealized appreciation (depreciation)	292,552	36,183
Net increase (decrease) in net assets resulting from operations	345,537	55,660
Distributions to shareholders from net investment income	(52,057)	(7,568)
Distributions to shareholders from net realized gain	(5,098)	(100)
Total distributions	(57,155)	(7,668)
Share transactions Proceeds from sales of shares	12,709,516	6,763,552
Reinvestment of distributions	57,154	7,668
Cost of shares redeemed	(975,028)	(417,930)
Net increase (decrease) in net assets resulting from share transactions	11,791,642	6,353,290
Total increase (decrease) in net assets	12,080,024	6,401,282

Net Assets
Beginning of period	6,401,282	-
End of period (including undistributed net investment income of $17,168 and undistributed net investment income of $9,604, respectively)	$ 18,481,306	$ 6,401,282
Other Information Shares
Sold	1,226,460	661,779
Issued in reinvestment of distributions	5,557	753
Redeemed	(94,194)	(40,658)
Net increase (decrease)	1,137,823	621,874

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	.22	.30
Total from investment operations	.27	.36
Distributions from net investment income	(.06)	(.07)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.06) H	(.07) I
Net asset value, end of period	$ 10.50	$ 10.29
Total Return B, C	2.59%	3.62%
Ratios to Average Net Assets F, G
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.04% A	.04% A
Expenses net of all reductions	.04% A	.04% A
Net investment income (loss)	1.04% A	1.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,481	$ 6,401
Portfolio turnover rate	27% A	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds. H Total distributions of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share. I Total distributions of $.07 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.3	2.4
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	14.0	16.7
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	4.9	2.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	11.5	11.4
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	27.4	27.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	39.9	39.8
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.3%
Domestic Equity Funds	14.0%
Developed International Equity Funds	4.9%
Inflation-Protected Bond Funds	11.5%
Investment Grade Bond Funds	27.4%
Short-Term Funds	39.9%

Six months ago
Commodity Funds	2.4%
Domestic Equity Funds	16.7%
Developed International Equity Funds	2.5%
Inflation-Protected Bond Funds	11.4%
Investment Grade Bond Funds	27.2%
Short-Term Funds	39.8%

Expected
Commodity Funds	2.2%
Domestic Equity Funds	13.0%
Developed International Equity Funds	5.6%
Inflation-Protected Bond Funds	11.7%
Investment Grade Bond Funds	27.5%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom Index 2000 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.3%
	Shares	Value
Commodity Funds - 2.3%
Fidelity Series Commodity Strategy Fund Class F	31,116	$ 340,720
Domestic Equity Funds - 14.0%
Fidelity Spartan Total Market Index Fund Class F	61,594	2,037,536
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,314,449)		2,378,256
International Equity Funds - 4.9%

Developed International Equity Funds - 4.9%
Fidelity Series Global ex U.S. Index Fund (Cost $664,274)	66,331	708,417
Bond Funds - 38.9%

Inflation-Protected Bond Funds - 11.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	157,581	1,681,390

	Shares	Value
Investment Grade Bond Funds - 27.4%
Fidelity U.S. Bond Index Fund Class F	341,942	$ 3,983,622
TOTAL BOND FUNDS (Cost $5,507,953)		5,665,012
Short-Term Funds - 39.9%

Fidelity Institutional Money Market Portfolio Class F (Cost $5,813,069)	5,813,069	5,813,069
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,299,745)		14,564,754
NET OTHER ASSETS (LIABILITIES) - 0.0%		(212)
NET ASSETS - 100%		$ 14,564,542
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $14,299,745) - See accompanying schedule		$ 14,564,754
Cash		2
Receivable for investments sold		240,374
Receivable for fund shares sold		1,607
Receivable from affiliate for expense reductions		163
Other receivables		123
Total assets		14,807,023

Liabilities
Payable for investments purchased	$ 241,981
Other affiliated payables	500
Total liabilities		242,481

Net Assets		$ 14,564,542
Net Assets consist of:
Paid in capital		$ 14,254,919
Undistributed net investment income		47,680
Accumulated undistributed net realized gain (loss) on investments		(3,066)
Net unrealized appreciation (depreciation) on investments		265,009
Net Assets, for 1,379,903 shares outstanding		$ 14,564,542
Net Asset Value, offering price and redemption price per share ($14,564,542 ÷ 1,379,903 shares)		$ 10.55

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 49,355

Expenses
Transfer agent fees	$ 2,305
Independent trustees' compensation	16
Total expenses before reductions	2,321
Expense reductions	(651)	1,670
Net investment income (loss)		47,685
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,538)
Capital gain distributions from underlying funds	4,221
Total net realized gain (loss)		(1,317)
Change in net unrealized appreciation (depreciation) on investment securities		221,533
Net gain (loss)		220,216
Net increase (decrease) in net assets resulting from operations		$ 267,901

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,685	$ 18,234
Net realized gain (loss)	(1,317)	3,463
Change in net unrealized appreciation (depreciation)	221,533	43,476
Net increase (decrease) in net assets resulting from operations	267,901	65,173
Distributions to shareholders from net investment income	(17,039)	(1,200)
Distributions to shareholders from net realized gain	(5,112)	(100)
Total distributions	(22,151)	(1,300)
Share transactions Proceeds from sales of shares	8,524,402	7,585,006
Reinvestment of distributions	22,151	1,300
Cost of shares redeemed	(1,068,779)	(809,161)
Net increase (decrease) in net assets resulting from share transactions	7,477,774	6,777,145
Total increase (decrease) in net assets	7,723,524	6,841,018

Net Assets
Beginning of period	6,841,018	-
End of period (including undistributed net investment income of $47,680 and undistributed net investment income of $17,034, respectively)	$ 14,564,542	$ 6,841,018
Other Information Shares
Sold	818,001	741,203
Issued in reinvestment of distributions	2,151	128
Redeemed	(102,928)	(78,652)
Net increase (decrease)	717,224	662,679

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.05
Net realized and unrealized gain (loss)	.21	.34
Total from investment operations	.26	.39
Distributions from net investment income	(.02)	(.06)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.03)	(.07)
Net asset value, end of period	$ 10.55	$ 10.32
Total Return B,C	2.49%	3.86%
Ratios to Average Net Assets F,G
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.04% A	.04% A
Expenses net of all reductions	.04% A	.04% A
Net investment income (loss)	1.03% A	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,565	$ 6,841
Portfolio turnover rate	32% A	30%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.7	4.8
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	27.3	30.1
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	10.7	9.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.1	10.3
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	26.4	26.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	20.8	18.8
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.7%
Domestic Equity Funds	27.3%
Developed International Equity Funds	10.7%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	26.4%
Short-Term Funds	20.8%

Six months ago
Commodity Funds	4.8%
Domestic Equity Funds	30.1%
Developed International Equity Funds	9.1%
Inflation-Protected Bond Funds	10.3%
Investment Grade Bond Funds	26.9%
Short-Term Funds	18.8%

Expected
Commodity Funds	4.5%
Domestic Equity Funds	25.7%
Developed International Equity Funds	11.0%
Inflation-Protected Bond Funds	10.0%
Investment Grade Bond Funds	25.9%
Short-Term Funds	22.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom Index 2005 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.0%
	Shares	Value
Commodity Funds - 4.7%
Fidelity Series Commodity Strategy Fund Class F	30,294	$ 331,723
Domestic Equity Funds - 27.3%
Fidelity Spartan Total Market Index Fund Class F	58,075	1,921,119
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,156,615)		2,252,842
International Equity Funds - 10.7%

Developed International Equity Funds - 10.7%
Fidelity Series Global ex U.S. Index Fund (Cost $704,636)	70,455	752,455
Bond Funds - 36.5%

Inflation-Protected Bond Funds - 10.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	66,720	711,899

	Shares	Value
Investment Grade Bond Funds - 26.4%
Fidelity U.S. Bond Index Fund Class F	159,673	$ 1,860,185
TOTAL BOND FUNDS (Cost $2,518,475)		2,572,084
Short-Term Funds - 20.8%

Fidelity Institutional Money Market Portfolio Class F (Cost $1,464,858)	1,464,858	1,464,858
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,844,584)	7,042,239
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9)
NET ASSETS - 100%	$ 7,042,230
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $6,844,584) - See accompanying schedule		$ 7,042,239
Cash		1
Receivable for investments sold		184,118
Receivable for fund shares sold		353
Receivable from affiliate for expense reductions		90
Other receivables		123
Total assets		7,226,924

Liabilities
Payable for investments purchased	$ 160,556
Payable for fund shares redeemed	23,914
Other affiliated payables	224
Total liabilities		184,694

Net Assets		$ 7,042,230
Net Assets consist of:
Paid in capital		$ 6,834,708
Undistributed net investment income		16,035
Accumulated undistributed net realized gain (loss) on investments		(6,168)
Net unrealized appreciation (depreciation) on investments		197,655
Net Assets, for 650,399 shares outstanding		$ 7,042,230
Net Asset Value, offering price and redemption price per share ($7,042,230 ÷ 650,399 shares)		$ 10.83

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 17,149

Expenses
Transfer agent fees	$ 837
Independent trustees' compensation	5
Total expenses before reductions	842
Expense reductions	(283)	559
Net investment income (loss)		16,590
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,100)
Capital gain distributions from underlying funds	3,432
Total net realized gain (loss)		(4,668)
Change in net unrealized appreciation (depreciation) on investment securities		168,382
Net gain (loss)		163,714
Net increase (decrease) in net assets resulting from operations		$ 180,304

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,590	$ 6,551
Net realized gain (loss)	(4,668)	822
Change in net unrealized appreciation (depreciation)	168,382	29,273
Net increase (decrease) in net assets resulting from operations	180,304	36,646
Distributions to shareholders from net investment income	(5,506)	(1,600)
Distributions to shareholders from net realized gain	(2,202)	(120)
Total distributions	(7,708)	(1,720)
Share transactions Proceeds from sales of shares	5,474,483	2,208,240
Reinvestment of distributions	7,708	1,720
Cost of shares redeemed	(779,947)	(77,496)
Net increase (decrease) in net assets resulting from share transactions	4,702,244	2,132,464
Total increase (decrease) in net assets	4,874,840	2,167,390

Net Assets
Beginning of period	2,167,390	-
End of period (including undistributed net investment income of $16,035 and undistributed net investment income of $4,951, respectively)	$ 7,042,230	$ 2,167,390
Other Information Shares
Sold	518,853	211,842
Issued in reinvestment of distributions	737	166
Redeemed	(73,807)	(7,392)
Net increase (decrease)	445,783	204,616

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	.23	.62
Total from investment operations	.28	.68
Distributions from net investment income	(.03)	(.08)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.04)	(.09)
Net asset value, end of period	$ 10.83	$ 10.59
Total Return B, C	2.61%	6.78%
Ratios to Average Net Assets F, G
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.03% A	.03% A
Expenses net of all reductions	.03% A	.03% A
Net investment income (loss)	.98% A	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,042	$ 2,167
Portfolio turnover rate	63% A	15%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.5	5.4
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	31.3	32.8
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	12.7	11.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.6	10.6
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	29.4	29.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	10.5	10.3
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.5%
Domestic Equity Funds	31.3%
Developed International Equity Funds	12.7%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	29.4%
Short-Term Funds	10.5%

Six months ago
Commodity Funds	5.4%
Domestic Equity Funds	32.8%
Developed International Equity Funds	11.4%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	29.5%
Short-Term Funds	10.3%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	30.8%
Developed International Equity Funds	13.2%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	29.2%
Short-Term Funds	10.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom Index 2010 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.8%
	Shares	Value
Commodity Funds - 5.5%
Fidelity Series Commodity Strategy Fund Class F	439,431	$ 4,811,765
Domestic Equity Funds - 31.3%
Fidelity Spartan Total Market Index Fund Class F	833,463	27,570,944
TOTAL DOMESTIC EQUITY FUNDS (Cost $31,565,029)		32,382,709
International Equity Funds - 12.7%

Developed International Equity Funds - 12.7%
Fidelity Series Global ex U.S. Index Fund (Cost $10,678,361)	1,049,865	11,212,556
Bond Funds - 40.0%

Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	872,604	9,310,681

	Shares	Value
Investment Grade Bond Funds - 29.4%
Fidelity U.S. Bond Index Fund Class F	2,217,711	$ 25,836,335
TOTAL BOND FUNDS (Cost $34,440,824)		35,147,016
Short-Term Funds - 10.5%

Fidelity Institutional Money Market Portfolio Class F (Cost $9,218,179)	9,218,179	9,218,179
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $85,902,393)	87,960,460
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,295)
NET ASSETS - 100%	$ 87,959,165
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $85,902,393) - See accompanying schedule		$ 87,960,460
Cash		2
Receivable for investments sold		1,998,795
Receivable for fund shares sold		16,338
Receivable from affiliate for expense reductions		1,308
Other receivables		123
Total assets		89,977,026

Liabilities
Payable for investments purchased	$ 2,000,451
Payable for fund shares redeemed	14,685
Other affiliated payables	2,725
Total liabilities		2,017,861

Net Assets		$ 87,959,165
Net Assets consist of:
Paid in capital		$ 85,749,770
Undistributed net investment income		210,035
Accumulated undistributed net realized gain (loss) on investments		(58,707)
Net unrealized appreciation (depreciation) on investments		2,058,067
Net Assets, for 8,049,292 shares outstanding		$ 87,959,165
Net Asset Value, offering price and redemption price per share ($87,959,165 ÷ 8,049,292 shares)		$ 10.93

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 222,787

Expenses
Transfer agent fees	$ 10,318
Independent trustees' compensation	62
Total expenses before reductions	10,380
Expense reductions	(4,292)	6,088
Net investment income (loss)		216,699
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(83,769)
Capital gain distributions from underlying funds	41,696
Total net realized gain (loss)		(42,073)
Change in net unrealized appreciation (depreciation) on investment securities		1,880,619
Net gain (loss)		1,838,546
Net increase (decrease) in net assets resulting from operations		$ 2,055,245

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 216,699	$ 48,380
Net realized gain (loss)	(42,073)	1,214
Change in net unrealized appreciation (depreciation)	1,880,619	177,448
Net increase (decrease) in net assets resulting from operations	2,055,245	227,042
Distributions to shareholders from net investment income	(53,244)	(1,800)
Distributions to shareholders from net realized gain	(17,748)	(100)
Total distributions	(70,992)	(1,900)
Share transactions Proceeds from sales of shares	71,270,071	20,673,381
Reinvestment of distributions	70,991	1,900
Cost of shares redeemed	(5,139,173)	(1,127,400)
Net increase (decrease) in net assets resulting from share transactions	66,201,889	19,547,881
Total increase (decrease) in net assets	68,186,142	19,773,023

Net Assets
Beginning of period	19,773,023	-
End of period (including undistributed net investment income of $210,035 and undistributed net investment income of $46,580, respectively)	$ 87,959,165	$ 19,773,023
Other Information Shares
Sold	6,670,340	1,965,113
Issued in reinvestment of distributions	6,755	182
Redeemed	(485,112)	(107,986)
Net increase (decrease)	6,191,983	1,857,309

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.05
Net realized and unrealized gain (loss)	.25	.70
Total from investment operations	.30	.75
Distributions from net investment income	(.02)	(.09)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.02) H	(.10)
Net asset value, end of period	$ 10.93	$ 10.65
Total Return B, C	2.82%	7.47%
Ratios to Average Net Assets F, G
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.03% A	.03% A
Expenses net of all reductions	.03% A	.03% A
Net investment income (loss)	1.05% A	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,959	$ 19,773
Portfolio turnover rate	37% A	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds. H Total distributions of $.02 is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.6	5.7
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	32.3	33.9
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	13.1	11.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.8	9.7
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	29.9	29.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	9.3	9.0
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.6%
Domestic Equity Funds	32.3%
Developed International Equity Funds	13.1%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	29.9%
Short-Term Funds	9.3%

Six months ago
Commodity Funds	5.7%
Domestic Equity Funds	33.9%
Developed International Equity Funds	11.8%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	29.9%
Short-Term Funds	9.0%

Expected
Commodity Funds	5.6%
Domestic Equity Funds	31.6%
Developed International Equity Funds	13.6%
Inflation-Protected Bond Funds	10.0%
Investment Grade Bond Funds	29.7%
Short-Term Funds	9.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom Index 2015 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.9%
	Shares	Value
Commodity Funds - 5.6%
Fidelity Series Commodity Strategy Fund Class F	516,736	$ 5,658,264
Domestic Equity Funds - 32.3%
Fidelity Spartan Total Market Index Fund Class F	979,716	32,409,019
TOTAL DOMESTIC EQUITY FUNDS (Cost $37,007,761)		38,067,283
International Equity Funds - 13.1%

Developed International Equity Funds - 13.1%
Fidelity Series Global ex U.S. Index Fund (Cost $12,667,876)	1,235,739	13,197,693
Bond Funds - 39.7%

Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	923,066	9,849,113

	Shares	Value
Investment Grade Bond Funds - 29.9%
Fidelity U.S. Bond Index Fund Class F	2,574,427	$ 29,992,070
TOTAL BOND FUNDS (Cost $39,282,232)		39,841,183
Short-Term Funds - 9.3%

Fidelity Institutional Money Market Portfolio Class F (Cost $9,386,350)	9,386,350	9,386,350
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $98,344,219)		100,492,509
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,258)
NET ASSETS - 100%		$ 100,491,251
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $98,344,219) - See accompanying schedule		$ 100,492,509
Cash		1
Receivable for investments sold		2,256,996
Receivable for fund shares sold		94,732
Receivable from affiliate for expense reductions		1,368
Other receivables		123
Total assets		102,845,729

Liabilities
Payable for investments purchased	$ 2,345,599
Payable for fund shares redeemed	6,129
Other affiliated payables	2,750
Total liabilities		2,354,478

Net Assets		$ 100,491,251
Net Assets consist of:
Paid in capital		$ 98,241,953
Undistributed net investment income		170,125
Accumulated undistributed net realized gain (loss) on investments		(69,117)
Net unrealized appreciation (depreciation) on investments		2,148,290
Net Assets, for 9,173,724 shares outstanding		$ 100,491,251
Net Asset Value, offering price and redemption price per share ($100,491,251 ÷ 9,173,724 shares)		$ 10.95

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 175,004

Expenses
Transfer agent fees	$ 8,021
Independent trustees' compensation	43
Total expenses before reductions	8,064
Expense reductions	(3,581)	4,483
Net investment income (loss)		170,521
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(88,391)
Capital gain distributions from underlying funds	31,170
Total net realized gain (loss)		(57,221)
Change in net unrealized appreciation (depreciation) on investment securities		1,988,152
Net gain (loss)		1,930,931
Net increase (decrease) in net assets resulting from operations		$ 2,101,452

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 170,521	$ 36,639
Net realized gain (loss)	(57,221)	(51)
Change in net unrealized appreciation (depreciation)	1,988,152	160,138
Net increase (decrease) in net assets resulting from operations	2,101,452	196,726
Distributions to shareholders from net investment income	(35,235)	(1,800)
Distributions to shareholders from net realized gain	(11,745)	(100)
Total distributions	(46,980)	(1,900)
Share transactions Proceeds from sales of shares	87,171,917	15,098,409
Reinvestment of distributions	46,980	1,900
Cost of shares redeemed	(2,683,107)	(1,394,146)
Net increase (decrease) in net assets resulting from share transactions	84,535,790	13,706,163
Total increase (decrease) in net assets	86,590,262	13,900,989

Net Assets
Beginning of period	13,900,989	-
End of period (including undistributed net investment income of $170,125 and undistributed net investment income of $34,839, respectively)	$ 100,491,251	$ 13,900,989
Other Information Shares
Sold	8,121,098	1,436,198
Issued in reinvestment of distributions	4,466	182
Redeemed	(254,771)	(133,449)
Net increase (decrease)	7,870,793	1,302,931

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	.25	.71
Total from investment operations	.30	.77
Distributions from net investment income	(.02)	(.09)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.02) H	(.10)
Net asset value, end of period	$ 10.95	$ 10.67
Total Return B,C	2.82%	7.67%
Ratios to Average Net Assets F,G
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.03% A	.03% A
Expenses net of all reductions	.03% A	.03% A
Net investment income (loss)	1.05% A	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,491	$ 13,901
Portfolio turnover rate	33% A	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds. H Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	6.8	6.8
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	38.6	41.2
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	15.7	14.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	7.3	7.0
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	28.3	28.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	3.3	2.7
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.8%
Domestic Equity Funds	38.6%
Developed International Equity Funds	15.7%
Inflation-Protected Bond Funds	7.3%
Investment Grade Bond Funds	28.3%
Short-Term Funds	3.3%

Six months ago
Commodity Funds	6.8%
Domestic Equity Funds	41.2%
Developed International Equity Funds	14.3%
Inflation-Protected Bond Funds	7.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	2.7%

Expected
Commodity Funds	6.6%
Domestic Equity Funds	37.2%
Developed International Equity Funds	16.0%
Inflation-Protected Bond Funds	7.6%
Investment Grade Bond Funds	28.6%
Short-Term Funds	4.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom Index 2020 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.4%
	Shares	Value
Commodity Funds - 6.8%
Fidelity Series Commodity Strategy Fund Class F	1,398,587	$ 15,314,532
Domestic Equity Funds - 38.6%
Fidelity Spartan Total Market Index Fund Class F	2,651,727	87,719,117
TOTAL DOMESTIC EQUITY FUNDS (Cost $100,441,053)		103,033,649
International Equity Funds - 15.7%

Developed International Equity Funds - 15.7%
Fidelity Series Global ex U.S. Index Fund (Cost $34,015,642)	3,344,688	35,721,269
Bond Funds - 35.6%

Inflation-Protected Bond Funds - 7.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,561,126	16,657,216

	Shares	Value
Investment Grade Bond Funds - 28.3%
Fidelity U.S. Bond Index Fund Class F	5,513,017	$ 64,226,648
TOTAL BOND FUNDS (Cost $79,496,222)		80,883,864
Short-Term Funds - 3.3%

Fidelity Institutional Money Market Portfolio Class F (Cost $7,541,096)	7,541,096	7,541,096
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $221,494,013)	227,179,878
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,173)
NET ASSETS - 100%	$ 227,176,705
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $221,494,013) - See accompanying schedule		$ 227,179,878
Cash		2
Receivable for investments sold		5,411,188
Receivable for fund shares sold		90,661
Receivable from affiliate for expense reductions		3,443
Other receivables		123
Total assets		232,685,295

Liabilities
Payable for investments purchased	$ 5,279,708
Payable for fund shares redeemed	222,141
Other affiliated payables	6,741
Total liabilities		5,508,590

Net Assets		$ 227,176,705
Net Assets consist of:
Paid in capital		$ 221,148,946
Undistributed net investment income		448,053
Accumulated undistributed net realized gain (loss) on investments		(106,159)
Net unrealized appreciation (depreciation) on investments		5,685,865
Net Assets, for 20,520,668 shares outstanding		$ 227,176,705
Net Asset Value, offering price and redemption price per share ($227,176,705 ÷ 20,520,668 shares)		$ 11.07

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 464,759

Expenses
Transfer agent fees	$ 23,249
Independent trustees' compensation	135
Total expenses before reductions	23,384
Expense reductions	(9,977)	13,407
Net investment income (loss)		451,352
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(197,344)
Capital gain distributions from underlying funds	116,352
Total net realized gain (loss)		(80,992)
Change in net unrealized appreciation (depreciation) on investment securities		5,272,606
Net gain (loss)		5,191,614
Net increase (decrease) in net assets resulting from operations		$ 5,642,966

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 451,352	$ 87,020
Net realized gain (loss)	(80,992)	4,399
Change in net unrealized appreciation (depreciation)	5,272,606	413,259
Net increase (decrease) in net assets resulting from operations	5,642,966	504,678
Distributions to shareholders from net investment income	(88,339)	(1,980)
Distributions to shareholders from net realized gain	(29,446)	(120)
Total distributions	(117,785)	(2,100)
Share transactions Proceeds from sales of shares	191,738,643	40,441,152
Reinvestment of distributions	117,785	2,100
Cost of shares redeemed	(8,938,695)	(2,212,039)
Net increase (decrease) in net assets resulting from share transactions	182,917,733	38,231,213
Total increase (decrease) in net assets	188,442,914	38,733,791

Net Assets
Beginning of period	38,733,791	-
End of period (including undistributed net investment income of $448,053 and undistributed net investment income of $85,040, respectively)	$ 227,176,705	$ 38,733,791
Other Information Shares
Sold	17,762,544	3,793,016
Issued in reinvestment of distributions	11,101	199
Redeemed	(837,216)	(208,976)
Net increase (decrease)	16,936,429	3,584,239

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.05
Net realized and unrealized gain (loss)	.23	.87
Total from investment operations	.28	.92
Distributions from net investment income	(.01)	(.10)
Distributions from net realized gain	- I	(.01)
Total distributions	(.02) H	(.11)
Net asset value, end of period	$ 11.07	$ 10.81
Total Return B, C	2.56%	9.18%
Ratios to Average Net Assets F, G
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.03% A	.03% A
Expenses net of all reductions	.03% A	.03% A
Net investment income (loss)	.96% A	.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 227,177	$ 38,734
Portfolio turnover rate	34% A	21%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds. H Total distributions of $.02 are comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.004 per share. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.7	7.7
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	44.0	46.1
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	17.9	16.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	4.3	4.0
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	26.0	26.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.1	0.0
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.7%
Domestic Equity Funds	44.0%
Developed International Equity Funds	17.9%
Inflation-Protected Bond Funds	4.3%
Investment Grade Bond Funds	26.0%
Short-Term Funds	0.1%

Six months ago
Commodity Funds	7.7%
Domestic Equity Funds	46.1%
Developed International Equity Funds	16.1%
Inflation-Protected Bond Funds	4.0%
Investment Grade Bond Funds	26.1%

Expected
Commodity Funds	7.6%
Domestic Equity Funds	43.2%
Developed International Equity Funds	18.5%
Inflation-Protected Bond Funds	4.6%
Investment Grade Bond Funds	26.0%
Short-Term Funds	0.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom Index 2025 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.7%
	Shares	Value
Commodity Funds - 7.7%
Fidelity Series Commodity Strategy Fund Class F	721,840	$ 7,904,147
Domestic Equity Funds - 44.0%
Fidelity Spartan Total Market Index Fund Class F	1,368,643	45,274,726
TOTAL DOMESTIC EQUITY FUNDS (Cost $51,479,940)		53,178,873
International Equity Funds - 17.9%

Developed International Equity Funds - 17.9%
Fidelity Series Global ex U.S. Index Fund (Cost $17,582,246)	1,726,304	18,436,928
Bond Funds - 30.3%

Inflation-Protected Bond Funds - 4.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F	414,523	4,422,960

	Shares	Value
Investment Grade Bond Funds - 26.0%
Fidelity U.S. Bond Index Fund Class F	2,292,377	$ 26,706,188
TOTAL BOND FUNDS (Cost $30,644,989)		31,129,148
Short-Term Funds - 0.1%

Fidelity Institutional Money Market Portfolio Class F (Cost $45,105)	45,105	45,105
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $99,752,280)		102,790,054
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,367)
NET ASSETS - 100%		$ 102,788,687
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $99,752,280) - See accompanying schedule		$ 102,790,054
Cash		2
Receivable for investments sold		2,283,927
Receivable for fund shares sold		45,610
Receivable from affiliate for expense reductions		1,589
Other receivables		123
Total assets		105,121,305

Liabilities
Payable for investments purchased	$ 1,899,288
Payable for fund shares redeemed	430,249
Other affiliated payables	3,081
Total liabilities		2,332,618

Net Assets		$ 102,788,687
Net Assets consist of:
Paid in capital		$ 99,618,180
Undistributed net investment income		171,976
Accumulated undistributed net realized gain (loss) on investments		(39,243)
Net unrealized appreciation (depreciation) on investments		3,037,774
Net Assets, for 9,238,298 shares outstanding		$ 102,788,687
Net Asset Value, offering price and redemption price per share ($102,788,687 ÷ 9,238,298 shares)		$ 11.13

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 178,099

Expenses
Transfer agent fees	$ 9,279
Independent trustees' compensation	52
Total expenses before reductions	9,331
Expense reductions	(4,152)	5,179
Net investment income (loss)		172,920
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(71,405)
Capital gain distributions from underlying funds	54,963
Total net realized gain (loss)		(16,442)
Change in net unrealized appreciation (depreciation) on investment securities		2,743,361
Net gain (loss)		2,726,919
Net increase (decrease) in net assets resulting from operations		$ 2,899,839

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 172,920	$ 41,051
Net realized gain (loss)	(16,442)	(7,717)
Change in net unrealized appreciation (depreciation)	2,743,361	294,413
Net increase (decrease) in net assets resulting from operations	2,899,839	327,747
Distributions to shareholders from net investment income	(39,912)	(2,080)
Distributions to shareholders from net realized gain	(14,967)	(120)
Total distributions	(54,879)	(2,200)
Share transactions Proceeds from sales of shares	86,198,129	19,882,081
Reinvestment of distributions	54,879	2,200
Cost of shares redeemed	(4,458,919)	(2,060,190)
Net increase (decrease) in net assets resulting from share transactions	81,794,089	17,824,091
Total increase (decrease) in net assets	84,639,049	18,149,638

Net Assets
Beginning of period	18,149,638	-
End of period (including undistributed net investment income of $171,976 and undistributed net investment income of $38,968, respectively)	$ 102,788,687	$ 18,149,638
Other Information Shares
Sold	7,978,928	1,860,696
Issued in reinvestment of distributions	5,163	208
Redeemed	(413,471)	(193,226)
Net increase (decrease)	7,570,620	1,667,678

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.05
Net realized and unrealized gain (loss)	.22	.94
Total from investment operations	.27	.99
Distributions from net investment income	(.02)	(.10)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.02) H	(.11)
Net asset value, end of period	$ 11.13	$ 10.88
Total Return B,C	2.51%	9.93%
Ratios to Average Net Assets F,G
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.03% A	.03% A
Expenses net of all reductions	.03% A	.03% A
Net investment income (loss)	.93% A	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,789	$ 18,150
Portfolio turnover rate	36% A	33%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds. H Total distributions of $.02 per share is comprised of distributions from net investment income $.016 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.3	8.3
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	47.2	50.3
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	19.2	17.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.9	0.6
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	24.4	23.3
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%.

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.3%
Domestic Equity Funds	47.2%
Developed International Equity Funds	19.2%
Inflation-Protected Bond Funds	0.9%
Investment Grade Bond Funds	24.4%

Six months ago
Commodity Funds	8.3%
Domestic Equity Funds	50.3%
Developed International Equity Funds	17.5%
Inflation-Protected Bond Funds	0.6%
Investment Grade Bond Funds	23.3%

Expected
Commodity Funds	8.1%
Domestic Equity Funds	45.7%
Developed International Equity Funds	19.6%
Inflation-Protected Bond Funds	1.3%
Investment Grade Bond Funds	25.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom Index 2030 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 55.5%
	Shares	Value
Commodity Funds - 8.3%
Fidelity Series Commodity Strategy Fund Class F	1,227,737	$ 13,443,726
Domestic Equity Funds - 47.2%
Fidelity Spartan Total Market Index Fund Class F	2,327,908	77,007,184
TOTAL DOMESTIC EQUITY FUNDS (Cost $88,066,658)		90,450,910
International Equity Funds - 19.2%

Developed International Equity Funds - 19.2%
Fidelity Series Global ex U.S. Index Fund (Cost $29,832,718)	2,936,241	31,359,058
Bond Funds - 25.3%

Inflation-Protected Bond Funds - 0.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	136,003	1,451,155

	Shares	Value
Investment Grade Bond Funds - 24.4%
Fidelity U.S. Bond Index Fund Class F	3,417,516	$ 39,814,057
TOTAL BOND FUNDS (Cost $40,592,306)		41,265,212
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $158,491,682)		163,075,180
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,249)
NET ASSETS - 100%		$ 163,072,931
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $158,491,682) - See accompanying schedule		$ 163,075,180
Cash		2
Receivable for investments sold		3,139,995
Receivable for fund shares sold		48,941
Receivable from affiliate for expense reductions		2,588
Other receivables		123
Total assets		166,266,829

Liabilities
Payable for investments purchased	$ 3,126,718
Payable for fund shares redeemed	62,215
Other affiliated payables	4,965
Total liabilities		3,193,898

Net Assets		$ 163,072,931
Net Assets consist of:
Paid in capital		$ 158,246,124
Undistributed net investment income		267,334
Accumulated undistributed net realized gain (loss) on investments		(24,025)
Net unrealized appreciation (depreciation) on investments		4,583,498
Net Assets, for 14,601,536 shares outstanding		$ 163,072,931
Net Asset Value, offering price and redemption price per share ($163,072,931 ÷ 14,601,536 shares)		$ 11.17

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 278,606

Expenses
Transfer agent fees	$ 16,255
Independent trustees' compensation	93
Total expenses before reductions	16,348
Expense reductions	(7,123)	9,225
Net investment income (loss)		269,381
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(100,798)
Capital gain distributions from underlying funds	98,055
Total net realized gain (loss)		(2,743)
Change in net unrealized appreciation (depreciation) on investment securities		4,206,292
Net gain (loss)		4,203,549
Net increase (decrease) in net assets resulting from operations		$ 4,472,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 269,381	$ 49,478
Net realized gain (loss)	(2,743)	(6,385)
Change in net unrealized appreciation (depreciation)	4,206,292	377,206
Net increase (decrease) in net assets resulting from operations	4,472,930	420,299
Distributions to shareholders from net investment income	(49,325)	(2,200)
Distributions to shareholders from net realized gain	(14,797)	(100)
Total distributions	(64,122)	(2,300)
Share transactions Proceeds from sales of shares	135,089,225	28,776,953
Reinvestment of distributions	64,122	2,300
Cost of shares redeemed	(4,055,747)	(1,630,729)
Net increase (decrease) in net assets resulting from share transactions	131,097,600	27,148,524
Total increase (decrease) in net assets	135,506,408	27,566,523

Net Assets
Beginning of period	27,566,523	-
End of period (including undistributed net investment income of $267,334 and undistributed net investment income of $47,278, respectively)	$ 163,072,931	$ 27,566,523
Other Information Shares
Sold	12,460,146	2,669,440
Issued in reinvestment of distributions	6,004	216
Redeemed	(380,783)	(153,487)
Net increase (decrease)	12,085,367	2,516,169

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.04
Net realized and unrealized gain (loss)	.18	1.04
Total from investment operations	.22	1.08
Distributions from net investment income	(.01)	(.11)
Distributions from net realized gain	- H	(.01)
Total distributions	(.01)	(.12)
Net asset value, end of period	$ 11.17	$ 10.96
Total Return B, C	2.04%	10.78%
Ratios to Average Net Assets F, G
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.03% A	.03% A
Expenses net of all reductions	.03% A	.03% A
Net investment income (loss)	.82% A	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,073	$ 27,567
Portfolio turnover rate	25% A	21%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period October 2, 2009 (commencement of operations) to March 31, 2010. FExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. GAmounts do not include the activity of the underlying funds. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.1	9.1
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	52.1	54.4
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	21.2	18.9
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	17.6	17.6
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.1%
Domestic Equity Funds	52.1%
Developed International Equity Funds	21.2%
Investment Grade Bond Funds	17.6%

Six months ago
Commodity Funds	9.1%
Domestic Equity Funds	54.4%
Developed International Equity Funds	18.9%
Investment Grade Bond Funds	17.6%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.3%
Developed International Equity Funds	22.0%
Investment Grade Bond Funds	17.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom Index 2035 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.2%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F	516,698	$ 5,657,841
Domestic Equity Funds - 52.1%
Fidelity Spartan Total Market Index Fund Class F	979,744	32,409,920
TOTAL DOMESTIC EQUITY FUNDS (Cost $36,970,976)		38,067,761
International Equity Funds - 21.2%

Developed International Equity Funds - 21.2%
Fidelity Series Global ex U.S. Index Fund (Cost $12,611,472)	1,235,774	13,198,061
Bond Funds - 17.6%
	Shares	Value
Investment Grade Bond Funds - 17.6%
Fidelity U.S. Bond Index Fund Class F (Cost $10,775,086)	938,975	$ 10,939,058
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $60,357,534)	62,204,880
NET OTHER ASSETS (LIABILITIES) - 0.0%	(890)
NET ASSETS - 100%	$ 62,203,990
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $60,357,534) - See accompanying schedule		$ 62,204,880
Cash		2
Receivable for investments sold		849,753
Receivable for fund shares sold		9,896
Receivable from affiliate for expense reductions		798
Other receivables		123
Total assets		63,065,452

Liabilities
Payable for investments purchased	$ 848,261
Payable for fund shares redeemed	11,389
Other affiliated payables	1,812
Total liabilities		861,462

Net Assets		$ 62,203,990
Net Assets consist of:
Paid in capital		$ 60,290,317
Undistributed net investment income		72,667
Accumulated undistributed net realized gain (loss) on investments		(6,340)
Net unrealized appreciation (depreciation) on investments		1,847,346
Net Assets, for 5,555,407 shares outstanding		$ 62,203,990
Net Asset Value, offering price and redemption price per share ($62,203,990 ÷ 5,555,407 shares)		$ 11.20

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 77,463

Expenses
Transfer agent fees	$ 5,478
Independent trustees' compensation	31
Total expenses before reductions	5,509
Expense reductions	(2,073)	3,436
Net investment income (loss)		74,027
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(31,524)
Capital gain distributions from underlying funds	36,233
Total net realized gain (loss)		4,709
Change in net unrealized appreciation (depreciation) on investment securities		1,650,281
Net gain (loss)		1,654,990
Net increase (decrease) in net assets resulting from operations		$ 1,729,017

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 74,027	$ 16,387
Net realized gain (loss)	4,709	(1,600)
Change in net unrealized appreciation (depreciation)	1,650,281	197,065
Net increase (decrease) in net assets resulting from operations	1,729,017	211,852
Distributions to shareholders from net investment income	(15,560)	(2,200)
Distributions to shareholders from net realized gain	(9,336)	(100)
Total distributions	(24,896)	(2,300)
Share transactions Proceeds from sales of shares	51,836,582	11,279,888
Reinvestment of distributions	24,896	2,300
Cost of shares redeemed	(2,089,767)	(763,582)
Net increase (decrease) in net assets resulting from share transactions	49,771,711	10,518,606
Total increase (decrease) in net assets	51,475,832	10,728,158

Net Assets
Beginning of period	10,728,158	-
End of period (including undistributed net investment income of $72,667 and undistributed net investment income of $14,200, respectively)	$ 62,203,990	$ 10,728,158
Other Information Shares
Sold	4,773,477	1,044,052
Issued in reinvestment of distributions	2,327	215
Redeemed	(193,561)	(71,103)
Net increase (decrease)	4,582,243	973,164

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.03
Net realized and unrealized gain (loss)	.16	1.11
Total from investment operations	.20	1.14
Distributions from net investment income	(.01)	(.11)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.02)	(.12)
Net asset value, end of period	$ 11.20	$ 11.02
Total Return B, C	1.79%	11.38%
Ratios to Average Net Assets F, G
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.03% A	.03% A
Expenses net of all reductions	.03% A	.03% A
Net investment income (loss)	.67% A	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,204	$ 10,728
Portfolio turnover rate	24% A	23%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.2	9.2
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	52.8	55.3
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	21.5	19.2
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	16.5	16.3
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.2%
Domestic Equity Funds	52.8%
Developed International Equity Funds	21.5%
Investment Grade Bond Funds	16.5%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	55.3%
Developed International Equity Funds	19.2%
Investment Grade Bond Funds	16.3%

Expected
Commodity Funds	9.2%
Domestic Equity Funds	51.9%
Developed International Equity Funds	22.2%
Investment Grade Bond Funds	16.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom Index 2040 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund Class F	821,759	$ 8,998,257
Domestic Equity Funds - 52.8%
Fidelity Spartan Total Market Index Fund Class F	1,558,193	51,545,013
TOTAL DOMESTIC EQUITY FUNDS (Cost $58,905,039)		60,543,270
International Equity Funds - 21.5%

Developed International Equity Funds - 21.5%
Fidelity Series Global ex U.S. Index Fund (Cost $19,885,496)	1,965,380	20,990,263
Bond Funds - 16.5%
	Shares	Value
Investment Grade Bond Funds - 16.5%
Fidelity U.S. Bond Index Fund Class F (Cost $15,862,729)	1,385,366	$ 16,139,512
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $94,653,264)		97,673,045
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,663)
NET ASSETS - 100%		$ 97,671,382
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $94,653,264) - See accompanying schedule		$ 97,673,045
Cash		3
Receivable for investments sold		1,330,012
Receivable for fund shares sold		40,074
Receivable from affiliate for expense reductions		1,323
Other receivables		123
Total assets		99,044,580

Liabilities
Payable for investments purchased	$ 1,320,703
Payable for fund shares redeemed	49,382
Other affiliated payables	3,113
Total liabilities		1,373,198

Net Assets		$ 97,671,382
Net Assets consist of:
Paid in capital		$ 94,524,583
Undistributed net investment income		119,467
Accumulated undistributed net realized gain (loss) on investments		7,551
Net unrealized appreciation (depreciation) on investments		3,019,781
Net Assets, for 8,709,890 shares outstanding		$ 97,671,382
Net Asset Value, offering price and redemption price per share ($97,671,382 ÷ 8,709,890 shares)		$ 11.21

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 128,334

Expenses
Transfer agent fees	$ 10,174
Independent trustees' compensation	58
Total expenses before reductions	10,232
Expense reductions	(3,586)	6,646
Net investment income (loss)		121,688
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(45,959)
Capital gain distributions from underlying funds	67,321
Total net realized gain (loss)		21,362
Change in net unrealized appreciation (depreciation) on investment securities		2,798,558
Net gain (loss)		2,819,920
Net increase (decrease) in net assets resulting from operations		$ 2,941,608

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 121,688	$ 21,059
Net realized gain (loss)	21,362	(4,677)
Change in net unrealized appreciation (depreciation)	2,798,558	221,223
Net increase (decrease) in net assets resulting from operations	2,941,608	237,605
Distributions to shareholders from net investment income	(21,080)	(2,200)
Distributions to shareholders from net realized gain	(9,034)	(100)
Total distributions	(30,114)	(2,300)
Share transactions Proceeds from sales of shares	81,571,071	17,226,575
Reinvestment of distributions	30,114	2,300
Cost of shares redeemed	(3,100,282)	(1,205,195)
Net increase (decrease) in net assets resulting from share transactions	78,500,903	16,023,680
Total increase (decrease) in net assets	81,412,397	16,258,985

Net Assets
Beginning of period	16,258,985	-
End of period (including undistributed net investment income of $119,467 and undistributed net investment income of $18,859, respectively)	$ 97,671,382	$ 16,258,985
Other Information Shares
Sold	7,524,238	1,584,140
Issued in reinvestment of distributions	2,809	214
Redeemed	(289,259)	(112,252)
Net increase (decrease)	7,237,788	1,472,102

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.03
Net realized and unrealized gain (loss)	.15	1.13
Total from investment operations	.18	1.16
Distributions from net investment income	(.01)	(.11)
Distributions from net realized gain	- H	(.01)
Total distributions	(.01)	(.12)
Net asset value, end of period	$ 11.21	$ 11.04
Total Return B, C	1.63%	11.58%
Ratios to Average Net Assets F, G
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.03% A	.03% A
Expenses net of all reductions	.03% A	.03% A
Net investment income (loss)	.59% A	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,671	$ 16,259
Portfolio turnover rate	23% A	22%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period October 2, 2009 (commencement of operations) to March 31, 2010. FExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. GAmounts do not include the activity of the underlying funds. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.4	9.3
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	53.7	56.1
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	21.9	19.5
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	15.0	15.1
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.4%
Domestic Equity Funds	53.7%
Developed International Equity Funds	21.9%
Investment Grade Bond Funds	15.0%

Six months ago
Commodity Funds	9.3%
Domestic Equity Funds	56.1%
Developed International Equity Funds	19.5%
Investment Grade Bond Funds	15.1%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	22.7%
Investment Grade Bond Funds	15.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom Index 2045 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.1%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund Class F	202,448	$ 2,216,807
Domestic Equity Funds - 53.7%
Fidelity Spartan Total Market Index Fund Class F	383,877	12,698,656
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,518,668)		14,915,463
International Equity Funds - 21.9%

Developed International Equity Funds - 21.9%
Fidelity Series Global ex U.S. Index Fund (Cost $4,941,915)	484,194	5,171,188
Bond Funds - 15.0%
	Shares	Value
Investment Grade Bond Funds - 15.0%
Fidelity U.S. Bond Index Fund Class F (Cost $3,507,680)	305,601	$ 3,560,248
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $22,968,263)	23,646,899
NET OTHER ASSETS (LIABILITIES) - 0.0%	(280)
NET ASSETS - 100%	$ 23,646,619
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $22,968,263) - See accompanying schedule		$ 23,646,899
Cash		2
Receivable for investments sold		302,503
Receivable for fund shares sold		9,003
Receivable from affiliate for expense reductions		277
Other receivables		123
Total assets		23,958,807

Liabilities
Payable for investments purchased	$ 285,274
Payable for fund shares redeemed	26,233
Other affiliated payables	681
Total liabilities		312,188

Net Assets		$ 23,646,619
Net Assets consist of:
Paid in capital		$ 22,938,958
Undistributed net investment income		24,209
Accumulated undistributed net realized gain (loss) on investments		4,816
Net unrealized appreciation (depreciation) on investments		678,636
Net Assets, for 2,107,966 shares outstanding		$ 23,646,619
Net Asset Value, offering price and redemption price per share ($23,646,619 ÷ 2,107,966 shares)		$ 11.22

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 25,621

Expenses
Transfer agent fees	$ 2,079
Independent trustees' compensation	12
Total expenses before reductions	2,091
Expense reductions	(724)	1,367
Net investment income (loss)		24,254
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,367)
Capital gain distributions from underlying funds	13,759
Total net realized gain (loss)		8,392
Change in net unrealized appreciation (depreciation) on investment securities		592,008
Net gain (loss)		600,400
Net increase (decrease) in net assets resulting from operations		$ 624,654

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,254	$ 6,808
Net realized gain (loss)	8,392	(817)
Change in net unrealized appreciation (depreciation)	592,008	86,628
Net increase (decrease) in net assets resulting from operations	624,654	92,619
Distributions to shareholders from net investment income	(4,653)	(2,200)
Distributions to shareholders from net realized gain	(2,659)	(100)
Total distributions	(7,312)	(2,300)
Share transactions Proceeds from sales of shares	19,888,123	4,466,705
Reinvestment of distributions	7,312	2,300
Cost of shares redeemed	(1,078,971)	(346,511)
Net increase (decrease) in net assets resulting from share transactions	18,816,464	4,122,494
Total increase (decrease) in net assets	19,433,806	4,212,813

Net Assets
Beginning of period	4,212,813	-
End of period (including undistributed net investment income of $24,209 and undistributed net investment income of $4,608, respectively)	$ 23,646,619	$ 4,212,813
Other Information Shares
Sold	1,827,466	412,963
Issued in reinvestment of distributions	682	214
Redeemed	(101,272)	(32,087)
Net increase (decrease)	1,726,876	381,090

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.03
Net realized and unrealized gain (loss)	.15	1.14
Total from investment operations	.18	1.17
Distributions from net investment income	(.01)	(.11)
Distributions from net realized gain	- H	(.01)
Total distributions	(.01)	(.12)
Net asset value, end of period	$ 11.22	$ 11.05
Total Return B, C	1.64%	11.68%
Ratios to Average Net Assets F, G
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.03% A	.04% A
Expenses net of all reductions	.03% A	.04% A
Net investment income (loss)	.58% A	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,647	$ 4,213
Portfolio turnover rate	23% A	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.9	9.8
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	56.1	57.9
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	23.3	21.7
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	10.7	10.6
Net Other Assets (Liabilities)
Net Other Assets	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.9%
Domestic Equity Funds	56.1%
Developed International Equity Funds	23.3%
Investment Grade Bond Funds	10.7%

Six months ago
Commodity Funds	9.8%
Domestic Equity Funds	57.9%
Developed International Equity Funds	21.7%
Investment Grade Bond Funds	10.6%

Expected
Commodity Funds	9.8%
Domestic Equity Funds	55.4%
Developed International Equity Funds	23.7%
Investment Grade Bond Funds	11.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2010. The current allocation is based on the fund's holdings as of September 30, 2010. The expected allocation represents the fund's anticipated allocation at March 31, 2011.

Semiannual Report

Fidelity Freedom Index 2050 Fund

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.0%
	Shares	Value
Commodity Funds - 9.9%
Fidelity Series Commodity Strategy Fund Class F	156,308	$ 1,711,573
Domestic Equity Funds - 56.1%
Fidelity Spartan Total Market Index Fund Class F	294,913	9,755,727
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,165,194)		11,467,300
International Equity Funds - 23.3%

Developed International Equity Funds - 23.3%
Fidelity Series Global ex U.S. Index Fund (Cost $3,816,541)	378,426	4,041,589
Bond Funds - 10.7%
	Shares	Value
Investment Grade Bond Funds - 10.7%
Fidelity U.S. Bond Index Fund Class F (Cost $1,839,734)	160,334	$ 1,867,896
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,821,469)	17,376,785
NET OTHER ASSETS (LIABILITIES) - 0.0%	(218)
NET ASSETS - 100%	$ 17,376,567
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $16,821,469) - See accompanying schedule		$ 17,376,785
Cash		2
Receivable for investments sold		179,962
Receivable for fund shares sold		8,003
Receivable from affiliate for expense reductions		204
Other receivables		123
Total assets		17,565,079

Liabilities
Payable for investments purchased	$ 181,113
Payable for fund shares redeemed	6,853
Other affiliated payables	546
Total liabilities		188,512

Net Assets		$ 17,376,567
Net Assets consist of:
Paid in capital		$ 16,808,128
Undistributed net investment income		11,173
Accumulated undistributed net realized gain (loss) on investments		1,950
Net unrealized appreciation (depreciation) on investments		555,316
Net Assets, for 1,546,288 shares outstanding		$ 17,376,567
Net Asset Value, offering price and redemption price per share ($17,376,567 ÷ 1,546,288 shares)		$ 11.24

Statement of Operations

Six months ended September 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 13,357

Expenses
Transfer agent fees	$ 1,670
Independent trustees' compensation	9
Total expenses before reductions	1,679
Expense reductions	(505)	1,174
Net investment income (loss)		12,183
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,917)
Capital gain distributions from underlying funds	11,539
Total net realized gain (loss)		3,622
Change in net unrealized appreciation (depreciation) on investment securities		514,170
Net gain (loss)		517,792
Net increase (decrease) in net assets resulting from operations		$ 529,975

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2010 (Unaudited)	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,183	$ 3,371
Net realized gain (loss)	3,622	(1,572)
Change in net unrealized appreciation (depreciation)	514,170	41,146
Net increase (decrease) in net assets resulting from operations	529,975	42,945
Distributions to shareholders from net investment income	(2,181)	(2,200)
Distributions to shareholders from net realized gain	-	(100)
Total distributions	(2,181)	(2,300)
Share transactions Proceeds from sales of shares	16,245,330	1,707,439
Reinvestment of distributions	2,181	2,300
Cost of shares redeemed	(1,036,964)	(112,158)
Net increase (decrease) in net assets resulting from share transactions	15,210,547	1,597,581
Total increase (decrease) in net assets	15,738,341	1,638,226

Net Assets
Beginning of period	1,638,226	-
End of period (including undistributed net investment income of $11,173 and undistributed net investment income of $1,171, respectively)	$ 17,376,567	$ 1,638,226
Other Information Shares
Sold	1,496,254	157,905
Issued in reinvestment of distributions	203	213
Redeemed	(97,781)	(10,506)
Net increase (decrease)	1,398,676	147,612

Financial Highlights

	Six months ended September 30, 2010	Period ended March 31,
	(Unaudited)	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.04
Net realized and unrealized gain (loss)	.12	1.18
Total from investment operations	.14	1.22
Distributions from net investment income	- H	(.11)
Distributions from net realized gain	-	(.01)
Total distributions	- H	(.12)
Net asset value, end of period	$ 11.24	$ 11.10
Total Return B, C	1.30%	12.18%
Ratios to Average Net Assets F, G
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.03% A	.04% A
Expenses net of all reductions	.03% A	.04% A
Net investment income (loss)	.36% A	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,377	$ 1,638
Portfolio turnover rate G	25% A	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period October 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund, but do not include expenses of the investment companies in which the Fund invests. G Amounts do not include the activity of the underlying funds. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2010 (Unaudited)

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, and Fidelity Freedom Index 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each fund currently offers Class K shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$ 18,167,534	$ 319,256	$ (5,180)	$ 314,076
Fidelity Freedom Index 2000 Fund	14,308,967	260,111	(4,324)	255,787
Fidelity Freedom Index 2005 Fund	6,859,689	184,216	(1,666)	182,550
Fidelity Freedom Index 2010 Fund	85,999,481	2,028,105	(67,126)	1,960,979
Fidelity Freedom Index 2015 Fund	98,446,570	2,088,529	(42,590)	2,045,939
Fidelity Freedom Index 2020 Fund	221,722,062	5,650,136	(192,320)	5,457,816

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Index 2025 Fund	$ 99,850,269	$ 3,000,002	$ (60,217)	$ 2,939,785
Fidelity Freedom Index 2030 Fund	158,613,803	4,648,033	(186,656)	4,461,377
Fidelity Freedom Index 2035 Fund	60,400,602	1,862,727	(58,449)	1,804,278
Fidelity Freedom Index 2040 Fund	94,715,111	3,091,620	(133,686)	2,957,934
Fidelity Freedom Index 2045 Fund	22,979,501	694,749	(27,351)	667,398
Fidelity Freedom Index 2050 Fund	16,831,745	575,767	(30,727)	545,040

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	13,361,063	1,562,049
Fidelity Freedom Index 2000 Fund	8,984,766	1,477,247
Fidelity Freedom Index 2005 Fund	5,835,105	1,120,596
Fidelity Freedom Index 2010 Fund	74,161,911	7,771,790
Fidelity Freedom Index 2015 Fund	90,520,215	5,828,778
Fidelity Freedom Index 2020 Fund	199,788,531	16,418,612
Fidelity Freedom Index 2025 Fund	89,266,820	7,298,783
Fidelity Freedom Index 2030 Fund	140,002,759	8,600,254
Fidelity Freedom Index 2035 Fund	52,759,304	2,901,630
Fidelity Freedom Index 2040 Fund	83,401,854	4,740,847
Fidelity Freedom Index 2045 Fund	19,863,587	1,016,261
Fidelity Freedom Index 2050 Fund	16,069,566	837,305

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each Fund were as follows:

	Amount	% of Average Net Assets*
Fidelity Freedom Index Income Fund	$ 2,845.05%
Fidelity Freedom Index 2000 Fund	2,305.05%
Fidelity Freedom Index 2005 Fund	837.05%
Fidelity Freedom Index 2010 Fund	10,318.05%
Fidelity Freedom Index 2015 Fund	8,021.05%
Fidelity Freedom Index 2020 Fund	23,249.05%
Fidelity Freedom Index 2025 Fund	9,279.05%
Fidelity Freedom Index 2030 Fund	16,255.05%
Fidelity Freedom Index 2035 Fund	5,478.05%
Fidelity Freedom Index 2040 Fund	10,174.05%
Fidelity Freedom Index 2045 Fund	2,079.05%
Fidelity Freedom Index 2050 Fund	1,670.05%

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Expense Reductions. FMR contractually agreed to reimburse each Fund to the extent annual operating expenses, including acquired fund fees and expenses, exceeded .19% of average net assets. This reimbursement will remain in place through May 30, 2011. Some expenses, for example interest expense, are excluded from this reimbursement. The following Funds were in reimbursement during the period:

The following Funds were in reimbursement during the period:

Reimbursement from adviser
Fidelity Freedom Index Income Fund	$ 788
Fidelity Freedom Index 2000 Fund	651
Fidelity Freedom Index 2005 Fund	283
Fidelity Freedom Index 2010 Fund	4,292
Fidelity Freedom Index 2015 Fund	3,581
Fidelity Freedom Index 2020 Fund	9,977
Fidelity Freedom Index 2025 Fund	4,152
Fidelity Freedom Index 2030 Fund	7,123
Fidelity Freedom Index 2035 Fund	2,073
Fidelity Freedom Index 2040 Fund	3,586
Fidelity Freedom Index 2045 Fund	724
Fidelity Freedom Index 2050 Fund	505

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Index Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Index 2020	Fidelity Freedom Index 2025	Fidelity Freedom Index 2030	Fidelity Freedom Index 2040
Fidelity Series Global ex U.S. Index Fund	21%	11%	19%	13%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of Shares held
Fidelity Series Global ex U.S. Index Fund	93%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.
At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because each fund had been in operation for less than one calendar year. Once a fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a proprietary custom index and, if a meaningful peer group exists, a peer group of mutual funds.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses (which include the fees and expenses of underlying funds) compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the period of each fund's operations shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Freedom Index 2000 Fund

Semiannual Report

Fidelity Freedom Index 2005 Fund

Fidelity Freedom Index 2010 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Freedom Index 2015 Fund

Fidelity Freedom Index 2020 Fund

Semiannual Report

Fidelity Freedom Index 2025 Fund

Fidelity Freedom Index 2030 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Freedom Index 2035 Fund

Fidelity Freedom Index 2040 Fund

Semiannual Report

Fidelity Freedom Index 2045 Fund

Fidelity Freedom Index 2050 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Freedom Index Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each fund's total expenses, the Board considered that the funds pay transfer agency fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expenses ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FRX-K-USAN-1110
1.899266.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2010